UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2010

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Hartford Advisers Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 67.9%
	Automobiles & Components - 1.8%
354	Ford Motor Co. ●	$4,517
201	Harley-Davidson, Inc.	5,465
92	Johnson Controls, Inc.	2,639
		12,621
	Banks - 2.1%
56	PNC Financial Services Group, Inc.	3,316
1	Standard Chartered plc	30
398	Wells Fargo & Co.	11,023
		14,369
	Capital Goods - 5.2%
43	3M Co.	3,695
107	European Aeronautic Defence and Space Co. N.V.	2,542
334	General Electric Co.	5,391
162	Ingersoll-Rand plc	6,065
184	Masco Corp.	1,895
126	PACCAR, Inc.	5,782
52	Rockwell Collins, Inc.	2,978
20	Siemens AG ADR	1,987
287	Textron, Inc.	5,958
		36,293
	Consumer Durables & Apparel - 0.6%
73	Stanley Black & Decker, Inc.	4,241

	Diversified Financials - 7.5%
106	Ameriprise Financial, Inc.	4,476
646	Bank of America Corp.	9,066
316	Discover Financial Services, Inc.	4,824
45	Goldman Sachs Group, Inc.	6,817
238	Invesco Ltd.	4,649
202	JP Morgan Chase & Co.	8,136
24	Northern Trust Corp.	1,109
134	SEI Investments Co.	2,572
49	T. Rowe Price Group, Inc.	2,373
452	UBS AG ADR	7,665
		51,687
	Energy - 7.7%
95	Anadarko Petroleum Corp.	4,665
90	Chevron Corp.	6,851
119	ConocoPhillips Holding Co.	6,577
211	Exxon Mobil Corp.	12,605
60	Hess Corp.	3,210
96	National Oilwell Varco, Inc.	3,755
72	Occidental Petroleum Corp.	5,634
41	Southwestern Energy Co. ●	1,476
120	Suncor Energy, Inc.	3,943
30	Ultra Petroleum Corp. ●	1,259
185	Williams Cos., Inc.	3,585
		53,560
	Food & Staples Retailing - 0.8%
178	CVS/Caremark Corp.	5,457

	Food, Beverage & Tobacco - 3.7%
152	General Mills, Inc.	5,195
254	Kraft Foods, Inc.	7,411
200	PepsiCo, Inc.	12,982
		25,588
	Health Care Equipment & Services - 2.6%
387	Boston Scientific Corp. ●	2,167
148	Medtronic, Inc.	5,460
71	St. Jude Medical, Inc. ●	2,622
158	UnitedHealth Group, Inc.	4,814
63	Zimmer Holdings, Inc. ●	3,323
		18,386
	Insurance - 2.0%
42	ACE Ltd.	2,227
157	Marsh & McLennan Cos., Inc.	3,681
113	Principal Financial Group, Inc.	2,899
306	Prudential plc	2,663
122	Unum Group	2,786
		14,256
	Materials - 1.7%
128	Dow Chemical Co.	3,498
140	Monsanto Co.	8,121
		11,619
	Media - 1.6%
559	Comcast Corp. Class A	10,888

	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
67	Amgen, Inc. ●	3,670
47	Celgene Corp. ●	2,592
233	Daiichi Sankyo Co., Ltd.	4,322
323	Elan Corp. plc ADR ●	1,542
21	Forest Laboratories, Inc. ●	569
40	Gilead Sciences, Inc. ●	1,316
52	Johnson & Johnson	3,027
61	Life Technologies Corp. ●	2,627
209	Merck & Co., Inc.	7,209
546	Pfizer, Inc.	8,187
26	Roche Holding AG	3,384
214	Shionogi & Co., Ltd.	4,383
167	UCB S.A.	5,378
85	Vertex Pharmaceuticals, Inc. ●	2,861
		51,067
	Retailing - 4.8%
2,225	Buck Holdings L.P. ⌂●†	5,303
120	Home Depot, Inc.	3,430
69	Kohl's Corp. ●	3,305
399	Lowe's Co., Inc.	8,281
142	Nordstrom, Inc.	4,814
128	Staples, Inc.	2,596
114	Target Corp.	5,850
		33,579
	Semiconductors & Semiconductor Equipment - 0.9%
63	Broadcom Corp. Class A	2,277
226	Maxim Integrated Products, Inc.	3,957
		6,234
	Software & Services - 6.7%
151	Accenture plc	5,974
110	Adobe Systems, Inc. ●	3,148
114	Automatic Data Processing, Inc.	4,709
56	Check Point Software Technologies Ltd. ADR ●	1,915
220	eBay, Inc. ●	4,596
16	Google, Inc. ●	7,806

1

The Hartford Advisers Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 67.9% - (continued)
	Software & Services - 6.7% - (continued)
422	Microsoft Corp.	$10,897
440	Western Union Co.	7,141
		46,186
	Technology Hardware & Equipment - 6.8%
52	Apple, Inc. ●	13,480
471	Cisco Systems, Inc. ●	10,857
271	EMC Corp. ●	5,353
73	Hewlett-Packard Co.	3,366
302	Qualcomm, Inc.	11,496
43	Research In Motion Ltd. ●	2,445
		46,997
	Telecommunication Services - 0.5%
164	Vodafone Group plc ADR	3,848

	Transportation - 2.8%
406	Delta Air Lines, Inc. ●	4,823
34	FedEx Corp.	2,765
121	Kansas City Southern ●	4,437
121	United Parcel Service, Inc. Class B	7,865
		19,890
	Utilities - 0.7%
168	Companhia Energetica de Minas Gerais ADR	2,558
302	National Grid plc	2,422
		4,980

	Total common stocks
	(cost $448,320)	$471,746

WARRANTS - 0.0%
	Banks - 0.0%
103	Washington Mutual, Inc. Private Placement ⌂●†	$–

	Total warrants
	(cost $–)	$–

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -0.5%
	Finance and Insurance - 0.5%
	Citibank Credit Card Issuance Trust
$2,985	5.65%, 09/20/2019	$3,488
	Marriott Vacation Club Owner Trust
150	5.36%, 10/20/2028 ■	153
		3,641

	Total asset & commercial mortgage backed securities
	(cost $3,118)	$3,641

CORPORATE BONDS: INVESTMENT GRADE - 13.2%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$742	5.98%, 04/19/2022	$751
	Southwest Airlines Co.
400	5.75%, 12/15/2016	429
633	6.15%, 08/01/2022	663
		1,843
	Arts, Entertainment and Recreation - 0.3%
	CBS Corp.
105	5.75%, 04/15/2020	115
	Comcast Corp.
1,600	5.90%, 03/15/2016	1,836
	News America Holdings, Inc.
220	5.65%, 08/15/2020	246
		2,197
	Beverage and Tobacco Product Manufacturing - 0.1%
	Anheuser-Busch InBev N.V.
800	7.75%, 01/15/2019 ■	996

	Computer and Electronic Product Manufacturing - 0.1%
	Dell, Inc.
520	5.88%, 06/15/2019	593
	Thermo Fisher Scientific, Inc.
150	3.20%, 05/01/2015	157
		750
	Electrical Equipment, Appliance Manufacturing - 0.2%
	General Electric Co.
1,225	5.00%, 02/01/2013	1,327

	Finance and Insurance - 6.9%
	Ace INA Holdings, Inc.
125	5.88%, 06/15/2014	140
	American Express Centurion Bank
1,200	6.00%, 09/13/2017	1,337
	ANZ National Ltd.
250	2.38%, 12/21/2012 ■	253
	AXA Financial, Inc.
1,200	7.00%, 04/01/2028	1,245
	Bank of America Corp.
1,200	5.42%, 03/15/2017	1,217
	Berkshire Hathaway Finance Corp.
1,050	4.85%, 01/15/2015	1,169
	BP Capital Markets plc
475	4.75%, 03/10/2019	448
	Brandywine Operating Partnership
750	5.70%, 05/01/2017	743
	CDP Financial, Inc.
575	4.40%, 11/25/2019 ■	599
	Citibank NA
5,000	1.88%, 06/04/2012	5,104
	Citigroup, Inc.
1,600	6.00%, 10/31/2033	1,480
105	8.13%, 07/15/2039	128
	Credit Agricole
715	3.50%, 04/13/2015 ■	724
	Eaton Vance Corp.
530	6.50%, 10/02/2017	610
	Everest Reinsurance Holdings, Inc.
885	5.40%, 10/15/2014	948
	General Electric Capital Corp.
700	2.80%, 01/08/2013	716
	Goldman Sachs Group, Inc.
1,200	5.63%, 01/15/2017	1,238
1,000	6.00%, 05/01/2014	1,103
	Health Care Properties
735	6.00%, 01/30/2017	763

2

The Hartford Advisers Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 13.2% - (continued)
	Finance and Insurance - 6.9% - (continued)
	HSBC Finance Corp.
$2,000	5.50%, 01/19/2016	$2,177
	Jackson National Life Insurance Co.
1,200	8.15%, 03/15/2027 ■	1,262
	John Deere Capital Corp.
465	2.95%, 03/09/2015	483
460	4.88%, 10/15/2010	464
	JP Morgan Chase & Co.
675	3.70%, 01/20/2015	703
1,795	5.13%, 09/15/2014	1,950
	Kimco Realty Corp.
750	5.78%, 03/15/2016	815
	Liberty Mutual Group, Inc.
2,335	5.75%, 03/15/2014 ■	2,434
	Liberty Property L.P.
315	6.63%, 10/01/2017	341
	Merrill Lynch & Co., Inc.
2,000	5.00%, 02/03/2014	2,099
	Morgan Stanley
2,650	5.38%, 10/15/2015	2,801
	National City Corp.
125	6.88%, 05/15/2019	144
	New England Mutual Life Insurance Co.
1,100	7.88%, 02/15/2024 ■	1,246
	Nomura Holdings, Inc.
265	5.00%, 03/04/2015	282
	Nordea Bank Ab
330	3.70%, 11/13/2014 ■	344
	Paccar Financial Corp.
275	1.95%, 12/17/2012	278
	PNC Funding Corp.
625	5.40%, 06/10/2014	692
	Prologis Trust
575	5.63%, 11/15/2016	541
	Rabobank Nederland N.V. NY
750	3.20%, 03/11/2015 ■	771
	Realty Income Corp.
465	6.75%, 08/15/2019	527
	Republic New York Capital I
250	7.75%, 11/15/2006	247
	Royal Bank of Scotland plc
500	4.88%, 03/16/2015	517
	Simon Property Group L.P.
775	6.10%, 05/01/2016	880
	Sovereign Bancorp, Inc.
1,000	8.75%, 05/30/2018	1,126
	Sovereign Capital Trust IV
1,500	7.91%, 06/13/2036	1,395
	Svenska Handelsbanken Ab
550	4.88%, 06/10/2014 ■	594
	UnitedHealth Group, Inc.
379	5.50%, 11/15/2012	407
	Wachovia Corp.
1,445	5.25%, 08/01/2014	1,547
	WEA Finance LLC
500	7.13%, 04/15/2018 ■	574
	Wells Fargo & Co.
525	3.63%, 04/15/2015	544
		48,150
	Food Manufacturing - 0.2%
	Kraft Foods, Inc.
700	4.13%, 02/09/2016	749
	Wrigley Jr., William Co.
675	3.70%, 06/30/2014 ■	692
		1,441
	Foreign Governments - 0.0%
	Hungary (Republic of)
305	6.25%, 01/29/2020	310

	Health Care and Social Assistance - 0.7%
	CVS Corp.
1,550	6.13%, 08/15/2016	1,792
	Express Scripts, Inc.
195	6.25%, 06/15/2014	223
	Merck & Co., Inc.
400	4.00%, 06/30/2015	438
	Schering-Plough Corp.
2,000	5.30%, 12/01/2013	2,249
		4,702
	Information - 1.0%
	AT&T, Inc.
825	2.50%, 08/15/2015	829
	BellSouth Telecommunications
250	7.00%, 12/01/2095	274
	Fiserv, Inc.
1,250	6.13%, 11/20/2012	1,370
	France Telecom S.A.
250	4.38%, 07/08/2014	274
	Intuit, Inc.
1,500	5.40%, 03/15/2012	1,590
	Oracle Corp.
550	6.13%, 07/08/2039	618
	SBA Tower Trust
370	4.25%, 04/15/2015 ■	391
	Telecom Italia Capital
565	7.00%, 06/04/2018	635
	Time Warner Cable, Inc.
830	5.85%, 05/01/2017	922
		6,903
	Machinery Manufacturing - 0.2%
	Xerox Corp.
1,000	8.25%, 05/15/2014	1,186

	Motor Vehicle & Parts Manufacturing - 0.3%
	DaimlerChrysler NA Holdings Corp.
1,975	6.50%, 11/15/2013	2,233

	Petroleum and Coal Products Manufacturing - 0.5%
	Atmos Energy Corp.
1,160	6.35%, 06/15/2017	1,300
	Motiva Enterprises LLC
80	5.75%, 01/15/2020 ■	90
	Shell International Finance B.V.
1,200	4.38%, 03/25/2020	1,267
	Weatherford International Ltd.
1,000	5.95%, 06/15/2012	1,070
		3,727

3

The Hartford Advisers Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 13.2% - (continued)
	Pipeline Transportation - 0.3%
	Kinder Morgan Energy Partners L.P.
$1,500	6.95%, 01/15/2038	$1,717

	Real Estate and Rental and Leasing - 0.3%
	COX Communications, Inc.
2,000	5.45%, 12/15/2014	2,244

	Retail Trade – 0.2%
	Lowe's Co., Inc.
600	4.63%, 04/15/2020	651
	Staples, Inc.
460	9.75%, 01/15/2014	567
		1,218
	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Procter & Gamble Co.
1,995	9.36%, 01/01/2021	2,581

	Utilities - 1.2%
	Consolidated Edison Co. of NY
955	5.30%, 12/01/2016	1,075
	Enel Finance International S.A.
805	6.80%, 09/15/2037 ■	899
	Indianapolis Power and Light
1,500	6.60%, 06/01/2037 ■	1,701
	MidAmerican Energy Co.
1,000	5.65%, 07/15/2012	1,081
	MidAmerican Energy Holdings Co.
500	6.13%, 04/01/2036	560
	Southern California Edison Co.
1,750	5.55%, 01/15/2037	1,910
	Taqa Abu Dhabi National Energy Co.
695	5.88%, 10/27/2016 ■	730
		7,956
	Total corporate bonds: investment grade
	(cost $85,223)	$91,481

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.3%
	Finance and Insurance - 0.3%
	Capital One Capital IV
$300	6.75%, 02/17/2037	$275
	Discover Financial Services, Inc.
645	6.45%, 06/12/2017	686
	International Lease Finance Corp.
1,200	5.63%, 09/15/2010	1,199
		2,160
	Total corporate bonds: non-investment grade
	(cost $2,138)	$2,160

MUNICIPAL BONDS - 1.1%
	General Obligations - 0.4%
	Chicago Metropolitan Water Reclamation Dist,
$130	5.72%, 12/01/2038	$144
	Los Angeles USD,
800	5.75%, 07/01/2034	762
	Oregon School Boards Association, Taxable Pension,
2,000	4.76%, 06/30/2028	1,837
		2,743
	Higher Education (Univ., Dorms, etc.) - 0.2%
	Curators University, MO, Taxable System Facs Rev,
415	5.96%, 11/01/2039	445
	Massachusetts School Building Auth,
475	5.72%, 08/15/2039	505
	University of California,
370	5.77%, 05/15/2043	371
		1,321
	Housing (HFA'S, etc.) - 0.0%
	University of California,
370	6.58%, 05/15/2049	391

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Taxable Sales Tax Rev,
425	6.00%, 12/01/2044	466

	Transportation - 0.3%
	Bay Area Toll Auth,
575	6.26%, 04/01/2049	597
	Illinois State Toll Highway Auth, Taxable Rev,
350	6.18%, 01/01/2034	356
	Maryland State Transit Auth,
255	5.89%, 07/01/2043	274
	New York and New Jersey PA, Taxable Rev,
185	5.86%, 12/01/2024	204
115	6.04%, 12/01/2029	124
	North Texas Tollway Auth Rev,
630	6.72%, 01/01/2049	648
		2,203
	Utilities - Water and Sewer - 0.1%
	Irvine Ranch, CA, Water Dist,
515	2.61%, 03/15/2014	534

	Total municipal bonds
	(cost $7,630)	$7,658

U.S. GOVERNMENT AGENCIES - 0.9%
	Federal National Mortgage Association - 0.4%
$1,700	5.00%, 08/15/2024 ☼	$1,816
169	5.50%, 10/01/2014	176
		1,992
	Government National Mortgage Association - 0.5%
1,008	6.00%, 11/20/2023 - 09/15/2034	1,114
1,239	6.50%, 04/15/2026 - 02/15/2035	1,396
1,333	7.00%, 11/15/2031 - 11/15/2033	1,524
207	8.00%, 12/15/2029 - 02/15/2031	244
		4,278

	Total U.S. government agencies
	(cost $5,762)	$6,270

4

The Hartford Advisers Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT SECURITIES - 15.3%
	Other Direct Federal Obligations - 2.9%
	Federal Financing Corporation - 2.6%
$1,456	5.24%, 12/06/2013		$1,373
2,220	5.25%, 12/27/2013		2,090
10,000	9.80%, 04/06/2018		14,713
			18,176
	Federal Home Loan Bank - 0.3%
2,225	4.88%, 11/18/2011		2,351
			20,527
	U.S. Treasury Securities - 12.4%
	U.S. Treasury Bonds - 2.4%
3,955	4.38%, 11/15/2039		4,223
5,000	6.00%, 02/15/2026		6,479
4,775	6.25%, 08/15/2023 ‡		6,224
			16,926
	U.S. Treasury Notes - 10.0%
28,160	1.00%, 07/31/2011 - 09/30/2011		28,353
6,400	1.38%, 05/15/2012 - 01/15/2013		6,506
6,500	1.88%, 02/28/2014		6,691
4,100	2.38%, 08/31/2010		4,107
5,000	3.50%, 05/15/2020		5,251
2,000	3.88%, 05/15/2018		2,209
5,000	4.25%, 08/15/2013		5,516
3,000	4.38%, 05/15/2040		3,207
5,200	4.50%, 05/15/2017		5,958
1,277	4.75%, 05/31/2012		1,376
			69,174
			86,100

	Total U.S. government securities
	(cost $99,167)		$106,627

	Total long-term investments
	(cost $651,358)		$689,583

SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.9%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $4,825,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $4,921)
$4,825	0.21%, 7/30/2010		$4,825
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $324, collateralized by FNMA
	2.91% - 4.50%, 2030 - 2040, value of $330)
324	0.21%, 7/30/2010		324
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $828,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $845)
828	0.21%, 7/30/2010		828
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$14, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $14)
14	0.19%, 7/30/2010		14
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $362,
	collateralized by FNMA 3.50% - 4.00%,
	2020 - 2040, value of $370)
362	0.21%, 7/30/2010		362
			6,353
	Total short-term investments
	(cost $6,353)		$6,353

	Total investments
	(cost $657,711) ▲	100.1%	$695,936
	Other assets and liabilities	(0.1)%	(957)
	Total net assets	100.0%	$694,979

5

The Hartford Advisers Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.2% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $679,742 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$57,464
Unrealized Depreciation	(41,270)
Net Unrealized Appreciation	$16,194

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at July 31, 2010, was $5,303, which represents 0.76% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $14,453, which represents 2.08% of total net assets.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2010 was $1,811.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	2,225	Buck Holdings L.P.	$1,902
04/2008	103	Washington Mutual, Inc. Private Placement Warrants	–
The aggregate value of these securities at July 31, 2010 was $5,303 which represents 0.76% of total net assets.

PA      –    Port Authority
USD   –    United School District

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
British Pound	Brown Brothers Harriman	Sell	$470	$467	08/03/2010	$(3)
						$(3)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Advisers Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$3,641	$–	$3,641	$–
Common Stocks ‡	471,746	441,319	25,124	5,303
Corporate Bonds: Investment Grade	91,481	–	90,067	1,414
Corporate Bonds: Non-Investment Grade	2,160	–	2,160	–
Municipal Bonds	7,658	–	7,658	–
U.S. Government Agencies	6,270	–	6,270	–
U.S. Government Securities	106,627	8,458	98,169	–
Warrants	–	–	–	–
Short-Term Investments	6,353	–	6,353	–
Total	$695,936	$449,777	$239,442	$6,717
Liabilities:
Forward Foreign Currency Contracts *	3	–	3	–
Total	$3	$–	$3	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in
	as of	Realized	Unrealized					Transfers	Transfers	Balance
	October	Gain	Appreciation		Net			Into	Out of	as of July
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2010
Assets:
Common Stock	$2,893	$(6,557)	$9,935	*	$—	$—	$(968)	$—	$—	$5,303
Corporate Bonds	1,386	—	62	†	—	—	(34)	—	—	1,414
Warrants	—	—	—		—	—	—	—	—	—
Total	$4,279	$(6,557)	$9,997		$—	$—	$(1,002)	$—	$—	$6,717

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $2,841.
†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $62.

7

The Hartford Balanced Allocation Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 93.6%
EQUITY FUNDS - 54.8%
2,783	The Hartford Capital Appreciation Fund, Class
	Y●		$89,994
2,829	The Hartford Capital Appreciation II Fund,
	Class Y●		34,147
827	The Hartford Disciplined Equity Fund, Class
	Y		9,325
1,033	The Hartford Dividend and Growth Fund,
	Class Y		17,706
1,179	The Hartford Equity Income Fund, Class Y		13,452
1,128	The Hartford Fundamental Growth Fund,
	Class Y		11,280
2,511	The Hartford Global Growth Fund, Class Y		33,930
1,160	The Hartford Global Research Fund, Class Y		9,926
702	The Hartford Growth Fund, Class Y		10,529
444	The Hartford Growth Opportunities Fund,
	Class Y		10,301
2,674	The Hartford International Opportunities
	Fund, Class Y		36,638
1,615	The Hartford International Small Company
	Fund, Class Y		17,784
745	The Hartford MidCap Fund, Class Y ●		15,169
623	The Hartford MidCap Value Fund, Class Y		6,344
1,121	The Hartford Small Company Fund, Class Y ●		19,238
1,113	The Hartford Small/Mid Cap Equity Fund,
	Class Y●		9,693
315	The Hartford SmallCap Growth Fund, Class
	Y●		7,944
7,831	The Hartford Value Fund, Class Y		79,325
557	The Hartford Value Opportunities Fund, Class
	Y		6,541
	Total equity funds
	(cost $450,204)		$439,266

FIXED INCOME FUNDS - 38.8%
2,966	The Hartford Floating Rate Fund, Class Y		$25,569
1,224	The Hartford High Yield Fund, Class Y		8,727
9,936	The Hartford Income Fund, Class Y		97,667
6,221	The Hartford Inflation Plus Fund, Class Y		73,031
5,512	The Hartford Short Duration Fund, Class Y		54,020
487	The Hartford Strategic Income Fund, Class Y		4,381
4,445	The Hartford Total Return Bond Fund, Class
	Y		47,602
	Total fixed income funds
	(cost $303,616)		$310,997

	Total investments in affiliated investment
	companies
	(cost $753,820)		$750,263

EXCHANGE TRADED FUNDS - 6.3%
1,098	Powershares DB Commodity Index Tracking
	Fund		$25,122
355	Powershares Emerging Markets Sovereign
	Debt Portfolio		9,583
172	SPDR DJ Wilshire International Real Estate		6,045
178	SPDR DJ Wilshire REIT		9,962

	Total exchange traded funds
	(cost $46,206)		$50,712

	Total long-term investments
	(cost $800,026)		$800,975

	Total investments
	(cost $800,026) ▲	99.9%	$800,975
	Other assets and liabilities	0.1%	417
	Total net assets	100.0%	$801,392

1

The Hartford Balanced Allocation Fund
Schedule of Investments — (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $802,661 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$39,989
Unrealized Depreciation	(41,675)
Net Unrealized Depreciation	$(1,686)

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Affiliated Investment Companies	$750,263	$750,263	$–	$–
Exchange Traded Funds	50,712	50,712	–	–
Total	$800,975	$800,975	$–	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 43.1%
	Banks - 5.3%
17	Bank of Nova Scotia	$867
101	HSBC Holdings plc	1,029
20	M&T Bank Corp.	1,764
39	National Bank of Canada	2,232
32	Standard Chartered plc	912
29	Toronto-Dominion Bank ADR	2,065
		8,869
	Capital Goods - 4.2%
22	3M Co.	1,899
17	Eaton Corp.	1,318
23	Emerson Electric Co.	1,115
85	General Electric Co.	1,365
21	Illinois Tool Works, Inc.	896
3	Schneider Electric S.A.	358
		6,951
	Commercial & Professional Services - 1.2%
17	Republic Services, Inc.	542
43	Waste Management, Inc.	1,446
		1,988
	Consumer Durables & Apparel - 1.1%
36	Mattel, Inc.	770
18	Stanley Black & Decker, Inc.	1,068
		1,838
	Consumer Services - 1.1%
27	McDonald's Corp.	1,862

	Diversified Financials - 0.5%
19	Credit Suisse Group ADR	862

	Energy - 5.5%
41	Chevron Corp.	3,086
42	ConocoPhillips Holding Co.	2,325
22	Exxon Mobil Corp.	1,319
38	Marathon Oil Corp.	1,271
25	Total S.A. ADR	1,261
		9,262
	Food & Staples Retailing - 0.5%
26	Sysco Corp.	805

	Food, Beverage & Tobacco - 4.1%
44	Altria Group, Inc.	984
17	H.J. Heinz Co.	739
50	Kraft Foods, Inc.	1,466
6	Lorillard, Inc.	435
10	PepsiCo, Inc.	662
37	Philip Morris International, Inc.	1,888
23	Unilever N.V. NY Shares ADR	690
		6,864
	Household & Personal Products - 1.1%
28	Kimberly-Clark Corp.	1,776

	Insurance - 2.3%
8	Allstate Corp.	212
25	Chubb Corp.	1,316
97	Marsh & McLennan Cos., Inc.	2,286
		3,814
	Materials – 1.7%
34	E.I. DuPont de Nemours & Co.	1,395
21	Packaging Corp. of America	492
14	PPG Industries, Inc.	1,000
		2,887
	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
22	AstraZeneca plc ADR	1,125
43	Johnson & Johnson	2,480
90	Merck & Co., Inc.	3,112
162	Pfizer, Inc.	2,432
		9,149
	Retailing - 2.2%
35	Genuine Parts Co.	1,482
78	Home Depot, Inc.	2,221
		3,703
	Semiconductors & Semiconductor Equipment - 2.9%
40	Analog Devices, Inc.	1,176
74	Intel Corp.	1,514
79	Maxim Integrated Products, Inc.	1,387
71	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	721
		4,798
	Telecommunication Services - 1.1%
70	AT&T, Inc.	1,820

	Utilities - 2.8%
1	Alliant Energy Corp.	24
19	American Electric Power Co., Inc.	676
47	Companhia Energetica de Minas Gerais ADR	713
18	Dominion Resources, Inc.	735
12	NextEra Energy, Inc.	628
21	PG&E Corp.	933
42	Xcel Energy, Inc.	928
		4,637
	Total common stocks
	(cost $68,007)	$71,885

PREFERRED STOCKS - 0.1%
	Banks - 0.0%
–	Wells Fargo & Co., 7.50% ۞	$68

	Diversified Financials - 0.1%
2	AMG Capital Trust I, 5.10% ۞	72

	Total preferred stocks
	(cost $131)	$140

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.2%
	Finance and Insurance - 1.2%
	Banc of America Commercial Mortgage, Inc.
$85	5.45%, 01/15/2049	$87
	Bear Stearns Commercial Mortgage Securities, Inc.
455	5.20%, 12/11/2038	479
550	5.54%, 09/11/2041 - 10/12/2041	591

The Hartford Balanced Income Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.2% - (continued)
	Finance and Insurance - 1.2% - (continued)
	Commercial Mortgage Pass-Through Certificates
$100	5.77%, 06/10/2046 Δ	$109
	JP Morgan Chase Commercial Mortgage Securities Corp.
275	5.47%, 04/15/2043 Δ	289
	Long Beach Automotive Receivables Trust
73	5.03%, 01/15/2014	75
	Merrill Lynch Mortgage Trust
100	5.05%, 07/12/2038	108
100	5.61%, 05/12/2039 Δ	106
	Morgan Stanley Capital I
100	5.23%, 09/15/2042	108
		1,952

	Total asset & commercial mortgage backed securities
	(cost $1,868)	$1,952

CORPORATE BONDS: INVESTMENT GRADE - 42.3%
	Air Transportation - 0.0%
	Continental Airlines, Inc.
$20	5.98%, 04/19/2022	$20
	Southwest Airlines Co.
54	6.15%, 08/01/2022	57
		77
	Arts, Entertainment and Recreation - 2.6%
	AT&T Broadband Corp.
120	8.38%, 03/15/2013	140
	CBS Corp.
150	5.50%, 05/15/2033	144
105	8.20%, 05/15/2014	125
225	8.88%, 05/15/2019	289
	Comcast Corp.
180	4.95%, 06/15/2016	198
150	5.15%, 03/01/2020	161
200	5.70%, 05/15/2018	225
250	6.40%, 05/15/2038	276
80	6.45%, 03/15/2037	88
110	7.05%, 03/15/2033	128
	DirecTV Holdings LLC
200	3.55%, 03/15/2015	206
325	4.75%, 10/01/2014	350
	Discovery Communications, Inc.
290	3.70%, 06/01/2015	303
	Grupo Televisa S.A.
95	6.63%, 01/15/2040	102
	NBC Universal, Inc.
420	3.65%, 04/30/2015 ■	438
	News America Holdings, Inc.
75	7.75%, 12/01/2045	91
100	8.88%, 04/26/2023	134
	News America, Inc.
285	6.40%, 12/15/2035	308
150	6.90%, 03/01/2019	179
	Time Warner Entertainment Co., L.P.
30	8.38%, 03/15/2023	39
	Viacom, Inc.
50	4.25%, 09/15/2015	53
270	4.38%, 09/15/2014	289
40	6.13%, 10/05/2017	46
45	6.25%, 04/30/2016	52
		4,364
	Beverage and Tobacco Product Manufacturing - 1.5%
	Altria Group, Inc.
225	4.13%, 09/11/2015	237
150	9.25%, 08/06/2019	193
155	9.70%, 11/10/2018	203
35	10.20%, 02/06/2039	49
	Anheuser-Busch InBev N.V.
200	2.50%, 03/26/2013 ■	203
200	5.38%, 11/15/2014 ■	222
50	5.38%, 01/15/2020	55
145	7.20%, 01/15/2014 ■	168
100	8.00%, 11/15/2039 ■	134
	BAT International Finance plc
20	8.13%, 11/15/2013 ■	23
35	9.50%, 11/15/2018 ■	47
	Lorillard Tobacco Co.
265	6.88%, 05/01/2020	276
	Philip Morris International, Inc.
400	5.65%, 05/16/2018	451
	Reynolds American, Inc.
65	7.25%, 06/01/2013	73
35	7.63%, 06/01/2016	41
100	7.75%, 06/01/2018	116
		2,491
	Chemical Manufacturing - 0.3%
	Cytec Industries, Inc.
50	6.00%, 10/01/2015	55
	Potash Corp. of Saskatchewan, Inc.
200	5.25%, 05/15/2014	223
	Yara International ASA
160	5.25%, 12/15/2014 ■	173
		451
	Computer and Electronic Product Manufacturing - 0.1%
	Seagate Technology International
15	10.00%, 05/01/2014 ■	17
	Siemens Finance
100	6.13%, 08/17/2026 ■	113
	Thermo Fisher Scientific, Inc.
65	3.20%, 05/01/2015	68
		198
	Fabricated Metal Product Manufacturing - 0.1%
	Fortune Brands, Inc.
175	3.00%, 06/01/2012	177

	Finance and Insurance - 18.1%
	Abbey National Treasury Service
200	3.88%, 11/10/2014 ■	201
	Ace Capital Trust II
90	9.70%, 04/01/2030	109
	Aegon N.V.
100	4.63%, 12/01/2015	104

The Hartford Balanced Income Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 42.3% - (continued)
	Finance and Insurance - 18.1% - (continued)
	Allied World Assurance
$50	7.50%, 08/01/2016	$56
	Allstate Corp.
175	7.45%, 05/16/2019	210
	American Express Centurion Bank
300	6.00%, 09/13/2017	334
	American Express Co.
250	7.25%, 05/20/2014	290
200	8.13%, 05/20/2019	254
	Ameriprise Financial, Inc.
50	5.30%, 03/15/2020	53
20	5.65%, 11/15/2015	22
	BAE Systems Holdings, Inc.
40	4.95%, 06/01/2014 ■	44
25	6.38%, 06/01/2019 ■	29
	Banco do Brasil
100	8.50%, 10/20/2020 §♠	114
	Banco Mercantil Del Norte S.A.
10	6.14%, 10/13/2016 §Δ	10
	Bancolombia S.A.
30	6.13%, 07/26/2020	31
	Bank of America Corp.
200	5.42%, 03/15/2017	203
980	5.65%, 05/01/2018	1,026
40	5.75%, 12/01/2017	42
115	6.00%, 09/01/2017	124
50	7.25%, 10/15/2025	54
100	7.38%, 05/15/2014	115
	Bank of China Hong Kong
125	5.55%, 02/11/2020 ■	129
	Bank of New York Mellon Corp.
350	2.95%, 06/18/2015	361
	Barclays Bank plc
250	5.13%, 01/08/2020	259
340	6.05%, 12/04/2017 ■	356
	BB&T Corp.
250	3.85%, 07/27/2012	262
200	4.90%, 06/30/2017	208
100	6.50%, 08/01/2011	105
	Bear Stearns & Co., Inc.
90	5.35%, 02/01/2012	96
125	6.95%, 08/10/2012	138
320	7.25%, 02/01/2018	381
	BP Capital Markets plc
100	3.88%, 03/10/2015	96
100	5.25%, 11/07/2013	101
	Brandywine Operating Partnership
15	5.70%, 05/01/2017	15
21	5.75%, 04/01/2012	22
150	7.50%, 05/15/2015	166
	Capital One Bank
250	8.80%, 07/15/2019	318
	Capital One Financial Corp.
75	6.15%, 09/01/2016	81
125	6.75%, 09/15/2017	146
25	7.38%, 05/23/2014	29
	Citigroup, Inc.
90	4.75%, 05/19/2015	92
500	5.50%, 08/27/2012 - 02/15/2017	524
85	6.00%, 10/31/2033	79
830	6.13%, 11/21/2017 - 08/25/2036	842
175	6.88%, 03/05/2038	188
75	8.50%, 05/22/2019	91
	Countrywide Financial Corp.
40	5.80%, 06/07/2012	42
150	6.25%, 05/15/2016	159
	Credit Suisse
240	5.40%, 01/14/2020	253
	Credit Suisse First Boston USA, Inc.
35	6.13%, 11/15/2011	37
	Credit Suisse New York
100	5.00%, 05/15/2013	108
565	6.00%, 02/15/2018	614
	Deutsche Bank AG London
100	2.38%, 01/11/2013	101
	Development Bank of Kazakhstan
105	7.38%, 11/12/2013	111
	Duke Realty L.P.
25	6.75%, 03/15/2020	27
260	7.38%, 02/15/2015	292
	Equity One, Inc.
65	6.00%, 09/15/2017	66
	Everest Reinsurance Holdings, Inc.
70	5.40%, 10/15/2014	75
50	6.60%, 05/15/2037 Δ	44
	Farmers Exchange Capital
100	7.05%, 07/15/2028 ■	93
	Federal Realty Investment Trust
55	5.95%, 08/15/2014	60
	General Electric Capital Corp.
325	3.50%, 06/29/2015	331
450	5.40%, 09/20/2013	494
55	5.50%, 01/08/2020	59
500	5.63%, 09/15/2017 - 05/01/2018	545
295	5.88%, 01/14/2038	295
305	6.00%, 06/15/2012	330
90	6.15%, 08/07/2037	93
305	6.75%, 03/15/2032	336
	Goldman Sachs Group, Inc.
330	3.70%, 08/01/2015	332
50	5.38%, 03/15/2020	51
75	5.95%, 01/15/2027	74
280	6.25%, 09/01/2017	306
200	6.35%, 02/15/2034	187
570	6.45%, 05/01/2036	561
205	6.60%, 01/15/2012	219
305	7.50%, 02/15/2019	354
	Guardian Life Insurance Co.
50	7.38%, 09/30/2039 ■	57
	Health Care Properties
20	5.65%, 12/15/2013	21
80	6.00%, 01/30/2017	83
	HSBC Finance Corp.
100	6.38%, 10/15/2011	105

The Hartford Balanced Income Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 42.3% - (continued)
	Finance and Insurance - 18.1% - (continued)
	HSBC Holdings plc
$115	3.50%, 06/28/2015 ■	$119
600	6.80%, 06/01/2038	671
	JP Morgan Chase & Co.
200	4.40%, 07/22/2020	201
315	5.13%, 09/15/2014	342
20	5.88%, 03/15/2035	19
400	6.00%, 01/15/2018	451
425	6.30%, 04/23/2019	483
	JP Morgan Chase Capital XXV
50	6.80%, 10/01/2037	51
	JP Morgan Chase XVII
50	5.85%, 08/01/2035	47
	Kimco Realty Corp.
20	5.58%, 11/23/2015	22
50	5.70%, 05/01/2017	53
30	5.78%, 03/15/2016	33
	Liberty Mutual Group, Inc.
60	5.75%, 03/15/2014 ■	63
80	7.50%, 08/15/2036 ■	77
	Liberty Property L.P.
50	5.50%, 12/15/2016	52
50	8.50%, 08/01/2010	50
	Lincoln National Corp.
50	4.30%, 06/15/2015	52
80	5.65%, 08/27/2012	85
35	6.15%, 04/07/2036	34
50	6.25%, 02/15/2020	53
	Marsh & McLennan Cos., Inc.
195	4.85%, 02/15/2013	205
	Massachusetts Mutual Life Insurance Co.
125	8.88%, 06/01/2039 ■	165
	Merrill Lynch & Co., Inc.
225	5.45%, 02/05/2013 - 07/15/2014	240
100	6.05%, 05/16/2016	105
100	6.22%, 09/15/2026	99
220	6.40%, 08/28/2017	238
125	7.75%, 05/14/2038	142
	Met Life Global Funding I
200	2.50%, 01/11/2013 ■	203
	Metlife, Inc.
50	7.72%, 02/15/2019	61
	Mizuho Financial Group, Inc.
100	5.79%, 04/15/2014 ■	109
	Morgan Stanley
125	4.00%, 07/24/2015	125
190	4.75%, 04/01/2014	196
400	5.45%, 01/09/2017	414
425	5.63%, 09/23/2019	432
200	6.00%, 04/28/2015	215
335	6.63%, 04/01/2018	364
	National City Corp.
40	4.90%, 01/15/2015	43
85	6.88%, 05/15/2019	98
	National Rural Utilities Cooperative Finance Corp.
150	7.25%, 03/01/2012	165
	Nationwide Mutual Insurance Co.
225	9.38%, 08/15/2039 ■	256
	New York Life Global Funding
200	3.00%, 05/04/2015 ■	206
	Nomura Holdings, Inc.
300	5.00%, 03/04/2015	319
	Nordea Bank Ab
100	2.50%, 11/13/2012 ■	102
105	3.70%, 11/13/2014 ■	110
	Pacific Life Insurance Co.
100	9.25%, 06/15/2039 ■	123
	PNC Funding Corp.
150	3.63%, 02/08/2015	156
100	5.25%, 11/15/2015	108
60	5.50%, 09/28/2012	65
190	5.63%, 02/01/2017	204
	Pricoa Global Funding I
100	5.45%, 06/11/2014 ■	110
	Principal Financial Group, Inc.
65	7.88%, 05/15/2014	76
40	8.88%, 05/15/2019	50
	Prudential Financial, Inc.
170	6.10%, 06/15/2017	187
265	6.20%, 01/15/2015	294
35	6.63%, 06/21/2040	38
	Realty Income Corp.
50	5.75%, 01/15/2021	52
185	6.75%, 08/15/2019	210
	Reinsurance Group of America, Inc.
60	5.63%, 03/15/2017	63
	Royal Bank of Scotland plc
125	4.88%, 03/16/2015	129
200	4.88%, 08/25/2014 ■	207
	Russian Federation Government
55	11.00%, 07/24/2018 §	77
	Simon Property Group L.P.
100	4.20%, 02/01/2015	106
80	5.63%, 08/15/2014	88
280	6.75%, 05/15/2014 - 02/01/2040	321
	Standard Chartered plc
200	5.50%, 11/18/2014 ■	220
	State Street Capital Trust IV
100	1.54%, 06/15/2037 Δ	69
	Svenska Handelsbanken Ab
100	4.88%, 06/10/2014 ■	108
	Symetra Financial Corp.
10	6.13%, 04/01/2016 ■	10
	Teachers Insurance & Annuity Association
72	6.85%, 12/16/2039 ■	85
	U.S. Bancorp
375	2.00%, 06/14/2013	384
	UBS AG Stamford CT
500	4.88%, 08/04/2020	504
	UFJ Finance Aruba AEC
100	6.75%, 07/15/2013	112
	United Dominion Realty Trust, Inc.
55	6.05%, 06/01/2013	59

The Hartford Balanced Income Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 42.3% - (continued)
		Finance and Insurance - 18.1% - (continued)
		UnitedHealth Group, Inc.
	$326	5.50%, 11/15/2012	$350
	50	5.80%, 03/15/2036	51
	100	6.63%, 11/15/2037	112
		Unitrin, Inc.
	100	4.88%, 11/01/2010	100
		Unum Group
	105	7.13%, 09/30/2016	116
		Ventas Realty L.P.
	10	6.50%, 06/01/2016	10
		W.R. Berkley Corp.
	90	5.13%, 09/30/2010	90
		Wachovia Bank NA
	525	6.60%, 01/15/2038	574
		Wachovia Corp.
	55	4.88%, 02/15/2014	59
	100	5.50%, 05/01/2013	110
	420	5.63%, 10/15/2016	460
	50	5.75%, 06/15/2017	55
		Wellpoint, Inc.
	150	6.00%, 02/15/2014	170
	60	7.00%, 02/15/2019	72
		Wells Fargo & Co.
	100	3.63%, 04/15/2015	104
	100	3.75%, 10/01/2014	105
	150	4.38%, 01/31/2013	159
	200	5.63%, 12/11/2017	222
		WR Berkley Corp.
	25	5.88%, 02/15/2013	26
		XL Capital Ltd.
	50	5.25%, 09/15/2014	53
			30,208
		Food Manufacturing - 0.9%
		Cargill, Inc.
	95	5.60%, 09/15/2012 ■	103
	100	6.00%, 11/27/2017 ■	115
		Kraft Foods, Inc.
	210	5.38%, 02/10/2020	230
	400	6.50%, 08/11/2017 - 02/09/2040	463
	300	6.75%, 02/19/2014	348
		Wrigley Jr., William Co.
	200	1.91%, 06/28/2011 ■Δ	200
			1,459
		Foreign Governments - 2.5%
		Bahrain (Kingdom of)
	100	5.50%, 03/31/2020 §	101
		Banco Nacional De Desenvolvimento
	100	6.37%, 06/16/2018 §	111
	145	6.50%, 06/10/2019 §	162
		Brazil (Republic of)
	257	6.00%, 08/15/2010 - 01/17/2017 Ж	260
	10	7.13%, 01/20/2037	12
	205	7.88%, 03/07/2015	247
	85	8.25%, 01/20/2034	118
	15	8.88%, 04/15/2024	21
BRL	50	10.00%, 01/01/2012	28
	20	10.13%, 05/15/2027	31
	90	10.50%, 07/14/2014	117
		Croatia (Republic of)
EUR	50	6.50%, 01/05/2015	69
		Emirate of Abu Dhabi
	100	5.50%, 04/08/2014 §	110
		Hungary (Republic of)
HUF	1,800	6.00%, 11/24/2023	7
		Mexican Bonos De Desarrollo
MXP	1,045	7.25%, 12/15/2016 Δ	87
		Mexican Fixed Rate Bonds
MXP	175	7.75%, 12/14/2017 Δ	15
MXP	175	8.00%, 12/19/2013 Δ	15
		Panama (Republic of)
	45	7.25%, 03/15/2015	53
	110	8.88%, 09/30/2027	153
	30	9.38%, 04/01/2029	43
		Peru (Republic of)
	15	6.55%, 03/14/2037	17
	100	7.35%, 07/21/2025	125
	20	8.75%, 11/21/2033	29
	150	9.88%, 02/06/2015	192
		Poland (Republic of)
	35	3.88%, 07/16/2015	36
	40	6.38%, 07/15/2019	45
		Qatar (State of)
	70	9.75%, 06/15/2030 §	105
		Russian Federation Government
	300	3.63%, 04/29/2015 ■	298
	488	7.50%, 03/31/2030 §	565
	85	12.75%, 06/24/2028 §	148
		South Africa (Republic of)
	135	6.50%, 06/02/2014	152
		United Mexican States
	186	5.63%, 01/15/2017	206
	16	5.88%, 02/17/2014	18
	178	6.05%, 01/11/2040	193
	145	6.38%, 01/16/2013	160
	55	6.63%, 03/03/2015	63
	25	7.50%, 04/08/2033	32
MXP	300	9.50%, 12/18/2014	27
ITL	5,000	11.00%, 05/08/2017	5
			4,176
		Health Care and Social Assistance - 2.0%
		Amgen, Inc.
	35	4.50%, 03/15/2020	38
	425	6.40%, 02/01/2039	509
		Cardinal Health, Inc.
	250	4.00%, 06/15/2015	262
		CVS Caremark Corp.
	90	3.25%, 05/18/2015	93
	75	5.75%, 06/01/2017	84
	200	6.13%, 09/15/2039	213
	150	6.25%, 06/01/2027	165
	38	6.94%, 01/10/2030	41
		CVS Lease Pass-Through Trust
	18	6.04%, 12/10/2028	19
		Express Scripts, Inc.
	250	6.25%, 06/15/2014	286

The Hartford Balanced Income Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 42.3% - (continued)
	Health Care and Social Assistance - 2.0% - (continued)
	Medco Health Solutions, Inc.
$75	7.13%, 03/15/2018	$90
	Merck & Co., Inc.
150	4.00%, 06/30/2015	164
	Pfizer, Inc.
255	6.20%, 03/15/2019	308
450	7.20%, 03/15/2039	604
	Quest Diagnostics, Inc.
100	6.40%, 07/01/2017	115
	Roche Holdings, Inc.
250	6.00%, 03/01/2019 ■	295
		3,286
	Information - 4.4%
	America Movil S.A. de C.V.
160	5.00%, 03/30/2020 ■	170
	AT&T, Inc.
200	2.50%, 08/15/2015	201
450	4.85%, 02/15/2014	498
90	6.15%, 09/15/2034	98
400	6.30%, 01/15/2038	445
260	6.50%, 09/01/2037	296
	BellSouth Corp.
30	5.20%, 09/15/2014	34
	British Telecommunications plc
350	5.15%, 01/15/2013	371
60	9.88%, 12/15/2030 Δ	78
	Cellco Partnership - Verizon Wireless Capital
300	5.55%, 02/01/2014	339
325	8.50%, 11/15/2018	430
	Cingular Wireless Services, Inc.
220	8.75%, 03/01/2031	307
	Deutsche Telekom International Finance B.V.
225	4.88%, 07/08/2014	245
270	8.75%, 06/15/2030	364
	SBA Tower Trust
205	4.25%, 04/15/2015 ■	217
	Telecom Italia Capital
10	5.25%, 10/01/2015	10
180	6.20%, 07/18/2011	187
225	7.72%, 06/04/2038	251
	Telefonica Emisiones SAU
225	2.58%, 04/26/2013	227
	Telefonica Europe B.V.
240	8.25%, 09/15/2030	307
	Telefonos de Mexico Sab
100	5.50%, 11/15/2019 ■	108
	Time Warner Cable, Inc.
120	5.40%, 07/02/2012	129
125	6.75%, 06/15/2039	142
50	7.30%, 07/01/2038	60
425	8.25%, 04/01/2019	534
	Verizon Communications, Inc.
150	6.10%, 04/15/2018	173
150	6.35%, 04/01/2019	177
170	6.40%, 02/15/2038	192
280	8.75%, 11/01/2018	370
	Verizon Global Funding Corp.
310	7.75%, 12/01/2030	396
		7,356
	Machinery Manufacturing - 0.3%
	Xerox Corp.
275	4.25%, 02/15/2015	290
100	6.35%, 05/15/2018	113
60	6.40%, 03/15/2016	68
		471
	Mining - 0.6%
	Falconbridge Ltd.
75	5.38%, 06/01/2015	80
75	6.00%, 10/15/2015	83
	Inco Ltd.
30	7.20%, 09/15/2032	32
45	7.75%, 05/15/2012	49
	Rio Tinto Finance USA Ltd.
250	5.88%, 07/15/2013	278
130	8.95%, 05/01/2014	160
	Teck Cominco Ltd.
20	6.13%, 10/01/2035	20
	Teck Resources Ltd.
180	9.75%, 05/15/2014	219
		921
	Miscellaneous Manufacturing - 0.4%
	Goodrich Corp.
35	6.29%, 07/01/2016	41
	Hutchison Whampoa International Ltd.
200	5.75%, 09/11/2019 ■	218
	Textron, Inc.
300	6.20%, 03/15/2015	329
		588
	Motor Vehicle & Parts Manufacturing - 0.2%
	DaimlerChrysler NA Holdings Corp.
170	6.50%, 11/15/2013	192
100	8.50%, 01/18/2031	130
		322
	Petroleum and Coal Products Manufacturing - 1.8%
	AGL Capital Corp.
35	6.38%, 07/15/2016	39
	Amerada Hess Corp.
45	7.88%, 10/01/2029	56
	Atmos Energy Corp.
40	6.35%, 06/15/2017	45
	EnCana Corp.
40	6.50%, 05/15/2019	47
	Gaz Capital S.A.
190	8.63%, 04/28/2034 §	226
200	9.25%, 04/23/2019 §	241
	Hess Corp.
185	7.00%, 02/15/2014	215
	Panhandle Eastern Pipeline
75	6.20%, 11/01/2017	82
	Pemex Project Funding Master Trust
20	5.75%, 03/01/2018	21
	Petrobras International Finance Co.
95	6.88%, 01/20/2040	103

The Hartford Balanced Income Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 42.3% - (continued)
	Petroleum and Coal Products Manufacturing - 1.8% - (continued)
	Sempra Energy
$25	6.50%, 06/01/2016	$30
70	8.90%, 11/15/2013	84
	Shell International Finance B.V.
150	3.10%, 06/28/2015	156
	Talisman Energy, Inc.
15	7.75%, 06/01/2019	19
	TXU Electric Delivery Co.
300	6.38%, 05/01/2012	324
	Valero Energy Corp.
210	4.50%, 02/01/2015	222
195	6.63%, 06/15/2037	205
	Weatherford International Ltd.
225	6.00%, 03/15/2018	242
150	7.00%, 03/15/2038	157
	Williams Partners L.P.
385	3.80%, 02/15/2015	398
	XTO Energy, Inc.
45	7.50%, 04/15/2012	50
		2,962
	Pipeline Transportation - 1.0%
	DCP Midstream LLC
250	6.75%, 09/15/2037 ■	269
	Enterprise Products Operating L.P.
30	5.25%, 01/31/2020	32
290	5.65%, 04/01/2013	316
	Enterprise Products Operations LLC
100	6.50%, 01/31/2019	116
	Kinder Morgan Energy Partners L.P.
150	6.55%, 09/15/2040	165
90	6.95%, 01/15/2038	103
200	7.13%, 03/15/2012	216
50	7.30%, 08/15/2033	59
100	9.00%, 02/01/2019	130
	Plains All American Pipeline L.P.
100	3.95%, 09/15/2015	102
125	5.75%, 01/15/2020	135
	TransCanada Pipelines Ltd.
45	7.63%, 01/15/2039	58
		1,701
	Primary Metal Manufacturing - 0.3%
	Alcan, Inc.
50	6.13%, 12/15/2033	55
	Alcoa, Inc.
55	6.15%, 08/15/2020 ☼	56
	ArcelorMittal
150	6.13%, 06/01/2018	163
125	9.00%, 02/15/2015	150
25	9.85%, 06/01/2019	32
		456
	Professional, Scientific and Technical Services - 0.6%
	Electronic Data Systems Corp.
40	7.45%, 10/15/2029	52
	Time Warner, Inc.
45	3.15%, 07/15/2015	46
375	4.88%, 03/15/2020	395
100	6.20%, 07/01/2013	113
360	7.63%, 04/15/2031 ‡	435
		1,041
	Public Administration - 0.2%
	Waste Management, Inc.
325	6.13%, 11/30/2039	348

	Rail Transportation - 0.1%
	Burlington Northern Santa Fe Corp.
150	5.75%, 05/01/2040	160
	Union Pacific Corp.
60	4.00%, 02/01/2021	60
		220
	Real Estate and Rental and Leasing - 0.6%
	AMB Property L.P.
100	6.13%, 12/01/2016	108
	COX Communications, Inc.
220	6.45%, 12/01/2036 ■	242
215	7.13%, 10/01/2012	239
	Duke Realty L.P.
15	5.95%, 02/15/2017	15
	ERAC USA Finance Co.
75	2.75%, 07/01/2013 ■	76
50	5.80%, 10/15/2012 ■	54
125	7.00%, 10/15/2037 ■	138
	Regency Centers L.P.
30	5.25%, 08/01/2015	32
15	5.88%, 06/15/2017	16
	Westfield Group ADR
10	5.40%, 10/01/2012 ■	11
		931
	Retail Trade - 0.9%
	Energy Transfer Partners
75	5.65%, 08/01/2012	80
125	6.63%, 10/15/2036	126
130	8.50%, 04/15/2014	153
	Kroger Co.
100	5.50%, 02/01/2013	109
	Safeway, Inc.
100	3.95%, 08/15/2020 ☼	101
	Wal-Mart Stores, Inc.
525	3.63%, 07/08/2020	528
350	6.20%, 04/15/2038	410
		1,507
	Utilities - 2.6%
	CenterPoint Energy Houston Electric LLC
35	7.00%, 03/01/2014	41
	CenterPoint Energy Resources Corp.
25	7.75%, 02/15/2011	26
	Commonwealth Edison Co.
100	5.80%, 03/15/2018	115
	Cons Edison Co. of NY
140	5.70%, 06/15/2040	153

The Hartford Balanced Income Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 42.3% - (continued)
	Utilities - 2.6% - (continued)
	Dominion Resources, Inc.
$35	5.20%, 08/15/2019	$39
181	6.25%, 06/30/2012	198
	Duke Energy Indiana, Inc.
225	3.75%, 07/15/2020	229
	Electricite de France
150	4.60%, 01/27/2020 ■	159
	Enel Finance International S.A.
100	3.88%, 10/07/2014 ■	103
125	5.13%, 10/07/2019 ■	130
	Entergy Texas, Inc.
50	7.13%, 02/01/2019	60
	Exelon Generation Co. LLC
120	5.20%, 10/01/2019	130
125	5.35%, 01/15/2014	137
	ITC Midwest LLC
40	6.15%, 01/31/2038 ■	44
	Kansas City Power & Light Co.
50	7.15%, 04/01/2019	60
	MidAmerican Energy Holdings Co.
285	5.00%, 02/15/2014	311
100	5.75%, 04/01/2018	114
250	5.88%, 10/01/2012	272
	Nevada Power Co.
100	6.50%, 08/01/2018	118
	NiSource Finance Corp.
10	5.25%, 09/15/2017	10
140	6.40%, 03/15/2018	155
	Pacific Gas & Electric Co.
150	6.05%, 03/01/2034	171
	Peco Energy Co.
20	5.70%, 03/15/2037	22
	Progress Energy, Inc.
390	6.85%, 04/15/2012	423
150	7.05%, 03/15/2019	182
	PSEG Power LLC
275	2.50%, 04/15/2013 ■	281
	Sierra Pacific Power Co.
100	6.00%, 05/15/2016	114
	Union Electric Co.
145	6.40%, 06/15/2017	166
	Virginia Electric & Power Co.
200	6.35%, 11/30/2037	236
	Xcel Energy, Inc.
150	4.70%, 05/15/2020	160
		4,359
	Wholesale Trade - 0.2%
	Avnet, Inc.
50	6.63%, 09/15/2016	56
	International Paper Co.
200	7.30%, 11/15/2039	229
50	9.38%, 05/15/2019	65
		350
	Total corporate bonds: investment grade
	(cost $66,653)	$70,420

CORPORATE BONDS: NON-INVESTMENT GRADE - 8.3%
	Accommodation and Food Services - 0.1%
	Harrah's Operating Co., Inc.
$65	11.25%, 06/01/2017	$70
	MGM Mirage, Inc.
25	9.00%, 03/15/2020 ■	26
20	11.13%, 11/15/2017	23
	Wynn Las Vegas LLC
35	7.75%, 08/15/2020 ■☼	36
		155
	Administrative Waste Management and Remediation - 0.0%
	Iron Mountain, Inc.
25	8.75%, 07/15/2018	27
	West Corp.
55	9.50%, 10/15/2014	56
		83
	Agriculture, Forestry, Fishing and Hunting - 0.1%
	Southern States Coop, Inc.
25	11.25%, 05/15/2015 ■	25
	Weyerhaeuser Co.
110	7.38%, 03/15/2032	110
		135
	Air Transportation - 0.1%
	Continental Airlines, Inc.
15	4.50%, 01/15/2015 ۞	22
40	6.90%, 04/19/2022	38
20	9.80%, 04/01/2021	19
	Delta Air Lines
25	7.92%, 11/18/2010	25
		104
	Arts, Entertainment and Recreation - 0.4%
	AMC Entertainment, Inc.
65	8.00%, 03/01/2014	65
35	11.00%, 02/01/2016	38
	Bonten Media Acquisition
17	9.00%, 06/01/2015 ■	10
	CCO Holdings LLC
10	7.88%, 04/30/2018 ■	11
5	8.13%, 04/30/2020 ■	5
	Cedar Fair L.P.
50	9.13%, 08/01/2018 ■	51
	Cenveo Corp.
25	8.88%, 02/01/2018	24
	Clear Channel Worldwide Holdings, Inc.
50	9.25%, 12/15/2017 ■	53
	Entravision Communications Corp.
25	8.75%, 08/01/2017 ■	25
	Equinix, Inc.
30	8.13%, 03/01/2018	31
	Fidelity National Information Services, Inc.
10	7.63%, 07/15/2017 ■	11
5	7.88%, 07/15/2020 ■	5
	First Data Corp.
45	9.88%, 09/24/2015	36
103	10.55%, 09/24/2015	75
	Liberty Media Corp.
30	8.50%, 07/15/2029	28
	Lin Television Corp.
10	8.38%, 04/15/2018 ■	10

The Hartford Balanced Income Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 8.3% - (continued)
	Arts, Entertainment and Recreation - 0.4% - (continued)
	Marquee Holdings, Inc.
$20	9.51%, 08/15/2014	$16
	Nielsen Finance LLC
60	9.78%, 08/01/2016	58
	Peninsula Gaming LLC
40	8.38%, 08/15/2015	42
5	10.75%, 08/15/2017	5
	Seneca Gaming Corp.
30	7.25%, 05/01/2012	30
	Sinclair Television Group
65	9.25%, 11/01/2017 ■	68
	Virgin River Casino Corp.
10	9.00%, 01/15/2012	4
	Yonkers Racing Corp.
15	11.38%, 07/15/2016 ■	16
		717
	Beverage and Tobacco Product Manufacturing - 0.0%
	Constellation Brands, Inc.
45	7.25%, 09/01/2016	47

	Chemical Manufacturing - 0.2%
	CF Industries Holdings, Inc.
30	6.88%, 05/01/2018	32
35	7.13%, 05/01/2020	37
	Ferro Corp.
60	6.50%, 08/15/2013 ۞	60
	Hexion Specialty Chemicals
25	9.75%, 11/15/2014	25
	JohnsonDiversey Holdings, Inc.
30	8.25%, 11/15/2019 ■	32
	Methanex Corp.
20	8.75%, 08/15/2012	21
	Momentive Performance
30	9.75%, 12/01/2014	30
	Solutia, Inc.
25	7.88%, 03/15/2020	26
		263
	Computer and Electronic Product Manufacturing - 0.2%
	Advanced Micro Devices, Inc.
25	7.75%, 08/01/2020 ■☼	25
5	8.13%, 12/15/2017 ■	5
	Esterline Technologies Corp.
5	7.00%, 08/01/2020 ■☼	5
	Freescale Semiconductor, Inc.
84	9.13%, 12/15/2014	79
25	9.25%, 04/15/2018 ■	26
	Hologic, Inc.
25	2.00%, 12/15/2037 ۞	22
	Jabil Circuit, Inc.
20	8.25%, 03/15/2018	22
	Seagate HDD Cayman
65	6.88%, 05/01/2020 ■	64
	Sorenson Communications
65	10.50%, 02/01/2015 ■	33
		281
	Construction - 0.1%
	K. Hovnanian Enterprises
30	10.63%, 10/15/2016	30
	Pulte Homes, Inc.
45	5.20%, 02/15/2015	43
	Toll Brothers Finance Corp.
20	6.75%, 11/01/2019	21
		94
	Fabricated Metal Product Manufacturing - 0.0%
	BWAY Holding Co.
35	10.00%, 06/15/2018 ■	37
	Hawk Corp.
15	8.75%, 11/01/2014	15
	Masco Corp.
25	7.13%, 03/15/2020	26
		78
	Finance and Insurance - 1.2%
	Akbank T.A.S.
100	5.13%, 07/22/2015 ■	100
	Ally Financial, Inc.
40	8.00%, 03/15/2020 ■	41
	Arch Western Finance LLC
15	6.75%, 07/01/2013	15
	BAC Capital Trust XI
95	6.63%, 05/23/2036	90
	BAC Capital Trust XIV
20	5.63%, 03/15/2012 ♠Δ	14
	CIT Group Funding Co.
70	10.25%, 05/01/2013 - 05/01/2017	72
	CIT Group, Inc.
167	7.00%, 05/01/2013 – 05/01/2017	159
	Citigroup, Inc.
175	8.30%, 12/21/2057 Δ	180
	CPM Holdings, Inc.
30	10.63%, 09/01/2014 ■	32
	Credit Acceptance Corp.
15	9.13%, 02/01/2017 ■	16
	Discover Financial Services, Inc.
10	6.45%, 06/12/2017	11
	Dollar Financial Corp.
20	3.00%, 04/01/2028 ۞	19
	Ford Motor Credit Co.
15	7.00%, 10/01/2013	15
100	8.13%, 01/15/2020	107
	General Motors Acceptance Corp.
140	8.00%, 11/01/2031	136
	GMAC LLC
20	6.00%, 12/15/2011	20
	HBOS plc
50	6.00%, 11/01/2033 ■	38
	Host Marriott L.P.
15	6.75%, 06/01/2016	15
	Indonesia (Republic of)
100	8.50%, 10/12/2035 §	137

The Hartford Balanced Income Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 8.3% - (continued)
		Finance and Insurance - 1.2% - (continued)
		International Lease Finance Corp.
	$100	5.63%, 09/15/2010	$100
	35	5.65%, 06/01/2014	33
	35	6.63%, 11/15/2013	34
	100	8.75%, 03/15/2017 ■	102
		Lazard Group
	80	6.85%, 06/15/2017	83
		LBG Capital No. 1 plc
	100	7.88%, 11/01/2020 ۞	90
		NB Capital Trust IV
	30	8.25%, 04/15/2027	31
		Provident Funding Associates
	65	10.25%, 04/15/2017 ■	66
		Reynolds Group Issuer, Inc.
	50	8.50%, 05/15/2018 ■	51
		SLM Corp.
	50	5.00%, 04/15/2015	44
		TitleMax
	25	13.25%, 07/15/2015 ■	27
		Vantage Drilling Co.
	25	11.50%, 08/01/2015 ■	25
		Yankee Acquisition Corp.
	50	9.75%, 02/15/2017	52
			1,955
		Food Manufacturing - 0.1%
		Land O'Lakes Capital Trust
	15	7.45%, 03/15/2028 ■	13
		Smithfield Foods, Inc.
	50	7.75%, 07/01/2017	49
	40	10.00%, 07/15/2014 ■	44
			106
		Food Services - 0.0%
		Aramark Corp.
	45	8.50%, 02/01/2015	47

		Foreign Governments - 1.9%
		Argentina (Republic of)
EUR	90	2.26%, 12/31/2038	36
	100	2.50%, 12/31/2038	38
EUR	70	7.82%, 12/31/2033	60
	135	8.28%, 12/31/2033	105
	77	8.28%, 12/31/2033 Δ	60
		Colombia (Republic of)
COP	60,000	7.75%, 04/14/2021	36
	20	8.25%, 12/22/2014	24
COP	10,000	9.85%, 06/28/2027	7
	85	10.38%, 01/28/2033	132
	100	11.75%, 02/25/2020	153
COP	108,000	12.00%, 10/22/2015	76
		Costa Rica (Republic of)
	10	6.55%, 03/20/2014 §	11
	20	10.00%, 08/01/2020 §	28
		Indonesia (Republic of)
	145	6.75%, 03/10/2014 §	162
	90	7.25%, 04/20/2015 §	104
		Ivory Coast (Republic of)
	100	2.50%, 12/31/2032 ■	56
		Morocco (Kingdom of)
EUR	50	5.38%, 06/27/2017 §	69
		Peru (Republic of)
	50	8.38%, 05/03/2016	63
		Philippines (Republic of)
	100	7.75%, 01/14/2031	124
	80	9.50%, 02/02/2030	115
	60	9.88%, 01/15/2019	83
		Turkey (Republic of)
	200	5.63%, 03/30/2021	206
	290	6.88%, 03/17/2036	314
	205	7.25%, 03/15/2015 - 03/05/2038	233
	190	9.50%, 01/15/2014	229
TRY	6	10.00%, 02/15/2012 Ж	5
		Ukraine Government
EUR	75	4.95%, 10/13/2015 §	89
		Uruguay (Republic of)
	15	8.00%, 11/18/2022	19
		Venezuela (Republic of)
	95	7.00%, 12/01/2018 §	62
	20	7.65%, 04/21/2025	12
	40	7.75%, 10/13/2019 §	27
	160	8.25%, 10/13/2024 §	103
	75	8.50%, 10/08/2014	61
	230	9.00%, 05/07/2023 §	158
	65	9.25%, 05/07/2028 §	44
	55	9.38%, 01/13/2034	37
	10	10.75%, 09/19/2013	9
			3,150
		Furniture and Related Product Manufacturing - 0.0%
		Masco Corp.
	25	6.50%, 08/15/2032	21

		Health Care and Social Assistance - 0.5%
		Alere, Inc.
	25	9.00%, 05/15/2016	25
		American Renal Holdings
	40	8.38%, 05/15/2018 ■	41
		Amylin Pharmaceuticals, Inc.
	15	3.00%, 06/15/2014 ۞	13
		Biomet, Inc.
	15	10.00%, 10/15/2017	17
	10	10.38%, 10/15/2017	11
		Bioscrip, Inc.
	40	10.25%, 10/01/2015 ■	41
		Community Health Systems, Inc.
	75	8.88%, 07/15/2015	79
		Cubist Pharmaceuticals, Inc.
	30	2.25%, 06/15/2013 ۞	29
		HCA, Inc.
	10	6.50%, 02/15/2016	10
	40	7.25%, 09/15/2020	42
	88	9.63%, 11/15/2016	95
	40	9.88%, 02/15/2017	44
		IMS Health, Inc.
	50	12.50%, 03/01/2018 ■	58

The Hartford Balanced Income Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 8.3% - (continued)
	Health Care and Social Assistance - 0.5% - (continued)
	Life Technologies Corp.
$105	4.40%, 03/01/2015	$110
	Radiation Therapy Services, Inc.
40	9.88%, 04/15/2017 ■	40
	Rite Aid Corp.
15	9.75%, 06/12/2016	16
15	10.25%, 10/15/2019	15
65	10.38%, 07/15/2016	67
	Tenet Healthcare Corp.
95	8.88%, 07/01/2019 ■	105
		858
	Information - 0.6%
	Charter Communications Holdings II LLC
29	13.50%, 11/30/2016	35
	Cincinnati Bell, Inc.
30	8.25%, 10/15/2017	30
15	8.75%, 03/15/2018	15
	Cricket Communications, Inc.
85	10.00%, 07/15/2015	91
	CSC Holdings, Inc.
55	7.63%, 07/15/2018	57
	Deluxe Corp.
35	7.38%, 06/01/2015	36
	Frontier Communications Corp.
60	8.13%, 10/01/2018	63
10	8.25%, 05/01/2014	11
	GCI, Inc.
25	7.25%, 02/15/2014	25
	Intelsat Bermuda Ltd.
45	11.25%, 06/15/2016	49
45	11.50%, 02/04/2017	45
	Intelsat Intermediate Holdings Ltd.
15	9.50%, 02/01/2015	16
	Intelsat Jackson Holdings Ltd.
10	8.50%, 11/01/2019 ■	10
60	9.50%, 06/15/2016	64
	Mediacom Broadband LLC
95	8.50%, 10/15/2015	96
	MetroPCS Wireless, Inc.
40	9.25%, 11/01/2014	42
	Qwest Corp.
25	7.63%, 06/15/2015	27
100	8.88%, 03/15/2012	108
	Sprint Capital Corp.
55	6.90%, 05/01/2019	53
	Sprint Nextel Corp.
57	6.00%, 12/01/2016	54
	Terremark Worldwide, Inc.
30	12.00%, 06/15/2017	34
	Windstream Corp.
35	8.13%, 09/01/2018 ■	35
	Wireco Worldgroup, Inc.
25	9.50%, 05/15/2017 ■	25
		1,021
	Machinery Manufacturing - 0.0%
	Actuant Corp.
10	6.88%, 06/15/2017	10
	Case New Holland, Inc.
25	7.88%, 12/01/2017 ■	26
	Goodman Global, Inc.
45	11.66%, 12/15/2014 ■	28
		64
	Mining - 0.0%
	Arch Coal, Inc.
5	8.75%, 08/01/2016 ■	5
	Consol Energy, Inc.
25	8.25%, 04/01/2020 ■	27
		32
	Miscellaneous Manufacturing - 0.0%
	ACCO Brands Corp.
15	7.63%, 08/15/2015	15
	Bombardier, Inc.
20	7.50%, 03/15/2018 ■	21
		36
	Motor Vehicle & Parts Manufacturing - 0.3%
	Accuride Corp.
40	9.50%, 08/01/2018 ■	41
	Arvinmeritor, Inc.
25	10.63%, 03/15/2018	27
	ArvinMeritor, Inc.
60	8.13%, 09/15/2015	60
	ESCO Corp.
30	8.63%, 12/15/2013 ■	30
	Ford Motor Co.
30	4.25%, 11/15/2016 ۞	46
150	7.45%, 07/16/2031	145
	Navistar International Corp.
10	8.25%, 11/01/2021	11
	Tenneco, Inc.
10	7.75%, 08/15/2018 ■	10
30	8.63%, 11/15/2014	31
	TRW Automotive, Inc.
20	7.00%, 03/15/2014 ■	20
	UCI Holdco, Inc.
31	8.54%, 12/15/2013 Δ	31
		452
	Nonmetallic Mineral Product Manufacturing - 0.0%
	Libbey Glass, Inc.
25	10.00%, 02/15/2015 ■	27

	Other Services - 0.1%
	Service Corp. International
55	7.63%, 10/01/2018	57
	StoneMor Partners L.P.
30	10.25%, 12/01/2017 ■	32
		89
	Paper Manufacturing - 0.1%
	Cascades, Inc.
30	7.75%, 12/15/2017	31
15	7.88%, 01/15/2020	16
	Neenah Paper, Inc.
25	7.38%, 11/15/2014	24

The Hartford Balanced Income Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 8.3% - (continued)
	Paper Manufacturing - 0.1% - (continued)
	Newpage Corp.
$20	11.38%, 12/31/2014	$19
	Temple-Inland, Inc.
40	6.63%, 01/15/2016	42
		132
	Petroleum and Coal Products Manufacturing - 0.6%
	Anadarko Petroleum Corp.
70	5.75%, 06/15/2014	70
100	6.20%, 03/15/2040	89
150	6.95%, 06/15/2019	151
125	7.95%, 06/15/2039	124
	Antero Resources Finance
10	9.38%, 12/01/2017	10
	Aquilex Holdings LLC
40	11.13%, 12/15/2016 ■	41
	Basic Energy Services, Inc.
35	11.63%, 08/01/2014	39
	Berry Petroleum Co.
15	10.25%, 06/01/2014	17
	Chesapeake Energy Corp.
30	6.50%, 08/15/2017	31
	Denbury Resources, Inc.
10	8.25%, 02/15/2020	11
	Encore Acquisition Co.
15	9.50%, 05/01/2016	16
	Kazmunaigaz Finance Sub B.V.
100	8.38%, 07/02/2013 §	110
100	11.75%, 01/23/2015 §	126
	Newfield Exploration Co.
25	7.13%, 05/15/2018	26
	P2021 Rig Co.
15	13.50%, 12/15/2013 ■	15
	Petrohawk Energy Corp.
30	9.13%, 07/15/2013	31
	Petroleos de Venezuela S.A.
5	5.25%, 04/12/2017	3
	Petroleum Development Corp.
20	12.00%, 02/15/2018	21
	Pioneer Natural Resources Co.
10	5.88%, 07/15/2016	10
	Rosetta Resources, Inc.
50	9.50%, 04/15/2018 ■	52
	Thermon Industries, Inc.
40	9.50%, 05/01/2017 ■	41
		1,034
	Pipeline Transportation - 0.4%
	Dynegy Holdings, Inc.
15	8.38%, 05/01/2016	12
	El Paso Corp.
85	7.00%, 06/15/2017	89
15	12.00%, 12/12/2013	18
	El Paso Natural Gas Co.
70	5.95%, 04/15/2017	74
	NGPL Pipeco LLC
230	6.51%, 12/15/2012 ■	241
	Rockies Express Pipeline
175	3.90%, 04/15/2015 ■	173
		607
	Plastics and Rubber Products Manufacturing - 0.0%
	Plastipak Holdings, Inc.
10	10.63%, 08/15/2019 ■	11
	Rock Tenn Co.
15	9.25%, 03/15/2016	16
	Solo Cup Co.
15	10.50%, 11/01/2013	16
		43
	Primary Metal Manufacturing - 0.1%
	Essar Steel Algoma, Inc.
45	9.38%, 03/15/2015 ■	44
	Novelis, Inc.
55	7.25%, 02/15/2015	56
	Tube City IMS Corp.
25	9.75%, 02/01/2015	25
		125
	Printing and Related Support Activities - 0.1%
	Cenveo Corp.
20	7.88%, 12/01/2013	20
	Harland Clarke Holdings
75	9.50%, 05/15/2015	71
	Quebecor Media, Inc.
80	7.75%, 03/15/2016	81
		172
	Professional, Scientific and Technical Services - 0.2%
	Lamar Media Corp.
35	6.63%, 08/15/2015	34
	Mantech International Corp.
20	7.25%, 04/15/2018 ■	20
	Sitel LLC
40	11.50%, 04/01/2018 ■	32
	Stream Global Services, Inc.
35	11.25%, 10/01/2014	35
	SunGard Data Systems, Inc.
50	10.25%, 08/15/2015	53
	Unisys Corp.
82	12.75%, 10/15/2014 ■	94
36	14.25%, 09/15/2015 ■	42
	West Corp.
10	11.00%, 10/15/2016	11
		321
	Real Estate and Rental and Leasing - 0.0%
	PHH Corp.
8	4.00%, 09/01/2014 ۞■	8
	United Rentals North America, Inc.
30	10.88%, 06/15/2016	33
		41
	Retail Trade - 0.5%
	ACCO Brands Corp.
20	10.63%, 03/15/2015	22
	Affinia Group, Inc.
30	9.00%, 11/30/2014	31
30	10.75%, 08/15/2016 ■	33

The Hartford Balanced Income Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 8.3% - (continued)
	Retail Trade - 0.5% - (continued)
	Associated Materials LLC
$20	9.88%, 11/15/2016	$22
	AutoNation, Inc.
35	6.75%, 04/15/2018	35
	Catalina Marketing Corp.
90	10.50%, 10/01/2015 ■	95
	Dollar General Corp.
14	11.88%, 07/15/2017	16
	Easton-Bell Sports, Inc.
25	9.75%, 12/01/2016	26
	Federated Retail Holdings, Inc.
100	5.90%, 12/01/2016	103
	Freedom Group, Inc.
25	10.25%, 08/01/2015 ■	27
	Group 1 Automotive, Inc.
20	2.25%, 06/15/2036 ۞ Δ	15
27	3.00%, 03/15/2020 ۞■	25
	HSN, Inc.
30	11.25%, 08/01/2016	34
	Ltd. Brands, Inc.
35	7.00%, 05/01/2020	36
	Michaels Stores, Inc.
55	11.38%, 11/01/2016	59
	Neiman Marcus Group, Inc.
55	9.00%, 10/15/2015	56
	Owens Corning, Inc.
15	9.00%, 06/15/2019	18
	Pantry, Inc.
20	3.00%, 11/15/2012 ۞	19
	QVC, Inc.
20	7.38%, 10/15/2020 ■	21
	Sonic Automotive, Inc.
8	5.00%, 10/01/2029 ۞	9
10	9.00%, 03/15/2018	10
	Supervalu, Inc.
50	8.00%, 05/01/2016	50
	United Components, Inc.
90	9.38%, 06/15/2013	91
		853
	Soap, Cleaning Compound, and Toilet Manufacturing - 0.0%
	Revlon Consumer Products
40	9.75%, 11/15/2015	41
	Sally Holdings LLC
20	10.50%, 11/15/2016	22
		63
	Transit and Ground Passenger Transportation - 0.0%
	Syndreon Global
30	9.50%, 05/01/2018 ■	29

	Utilities - 0.3%
	AES Corp.
35	8.00%, 10/15/2017	37
	AES Panama S.A.
15	6.35%, 12/21/2016 §	16
	Calpine Corp.
110	7.25%, 10/15/2017 ■	110
	CenterPoint Energy, Inc.
30	6.50%, 05/01/2018	34
	Edison Mission Energy
15	7.20%, 05/15/2019	10
	Energy Future Holdings Corp.
25	10.88%, 11/01/2017	17
	Intergen N.V.
75	9.00%, 06/30/2017 ■	78
	Ipalco Enterprises, Inc.
30	7.25%, 04/01/2016 ■	31
	National Power Corp.
35	9.63%, 05/15/2028	45
	NRG Energy, Inc.
40	7.38%, 01/15/2017	41
	TXU Corp.
60	5.55%, 11/15/2014	34
		453
	Water Transportation - 0.1%
	Hornbeck Offshore Services, Inc.
25	6.13%, 12/01/2014	22
	Marquette Transport Co.
40	10.88%, 01/15/2017 ■	40
	Navios Maritime Holdings
30	8.88%, 11/01/2017 ■	31
20	9.50%, 12/15/2014	20
	Royal Caribbean Cruises Ltd.
20	11.88%, 07/15/2015	24
		137
	Wholesale Trade - 0.0%
	Interpublic Group of Co., Inc.
20	10.00%, 07/15/2017	23
	McJunkin Red Man Corp.
15	9.50%, 12/15/2016 ■	15
		38
	Total corporate bonds: non-investment grade
	(cost $13,328)	$13,863

MUNICIPAL BONDS - 0.3%
	General Obligations - 0.1%
	California State,
$50	7.63%, 03/01/2040	$56
	California State GO, Taxable,
125	7.55%, 04/01/2039	141
		197
	Miscellaneous - 0.1%
	California Public Works Board, Board Lease Rev,
50	8.36%, 10/01/2034	54

	Transportation - 0.1%
	New Jersey State Turnpike Auth, Taxable,
50	7.41%, 01/01/2040	61

The Hartford Balanced Income Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
MUNICIPAL BONDS - 0.3% - (continued)
	Transportation - 0.1% - (continued)
	North Texas Tollway Auth Rev,
$130	6.72%, 01/01/2049		$134
			195
	Total municipal bonds
	(cost $410)		$446

	Total long-term investments
	(cost $150,397)		$158,706

SHORT-TERM INVESTMENTS - 2.3%
	Repurchase Agreements - 2.3%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $2,971,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $3,030)
$2,971	0.21%, 7/30/2010		$2,971
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in
	the amount of $199, collateralized by
	FNMA 2.91% - 4.50%, 2030 - 2040, value
	of $203)
199	0.21%, 7/30/2010		199
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $510,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $520)
510	0.21%, 7/30/2010		510
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$9, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $9)
9	0.19%, 7/30/2010		9
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $223,
	collateralized by FNMA 3.50% - 4.00%,
	2020 - 2040, value of $228)
223	0.21%, 7/30/2010		223
			3,912
	Total short-term investments
	(cost $3,912)		$3,912

	Total investments
	(cost $154,309) ▲	97.6%	$162,618
	Other assets and liabilities	2.4%	4,045
	Total net assets	100.0%	$166,663

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 19.4% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $154,906 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,662
Unrealized Depreciation	(1,950)
Net Unrealized Appreciation	$7,712

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $11,112, which represents 6.67% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S.  person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2010, these securities amounted to $3,216 or 1.93% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2010 was $219.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

BRL	─	Brazilian Real
COP	─	Colombian Peso
EUR	─	EURO
HUF	─	Hungarian Forint
ITL	─	Italian Lira
MXP	─	Mexican Peso
TRY	─	New Turkish Lira

Ж	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

GO	─	General Obligations

Futures Contracts Outstanding at July 31, 2010

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Month	Market Value ╪	Amount	(Depreciation)
U.S. Treasury Long Bond	3	Short	Sep 2010	$386	$379	$(7)

*	The number of contracts does not omit 000's.

Cash of $8 was pledged as initial margin deposit for open futures contracts at July 31, 2010.

The Hartford Balanced Income Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Argentine Peso	Citibank	Sell	$32	$31	05/17/2011	$(1)
Brazilian Real	BNP Paribas Securities	Sell	30	29	09/15/2010	(1)
Brazilian Real	JP Morgan Securities	Sell	29	28	09/15/2010	(1)
Chinese Renminbi	Barclay Investment	Buy	105	106	09/28/2010	(1)
Chinese Renminbi	Barclay Investment	Buy	40	40	09/28/2010	–
Chinese Renminbi	JP Morgan Securities	Buy	12	12	09/28/2010	–
Chinese Renminbi	JP Morgan Securities	Buy	22	22	09/28/2010	–
Colombian Peso	Citibank	Sell	123	122	08/31/2010	(1)
Euro	Banc of America Securities	Sell	59	56	09/15/2010	(3)
Euro	Goldman Sachs	Sell	13	13	09/15/2010	–
Euro	JP Morgan Securities	Sell	13	12	09/15/2010	(1)
Euro	Morgan Stanley	Sell	168	154	09/15/2010	(14)
Euro	RBS Securities	Sell	168	154	09/15/2010	(14)
Euro	Westpac International	Buy	89	84	09/15/2010	5
Hungarian Forint	Deutsche Bank Securities	Sell	7	6	09/15/2010	(1)
Indonesian Rupiah	Banc of America Securities	Buy	35	35	08/31/2010	–
Kazakhstani Tenge	Citibank	Buy	40	40	03/10/2011	–
Kazakhstani Tenge	HSBC Securities	Buy	22	22	01/13/2011	–
Kazakhstani Tenge	Morgan Stanley	Buy	13	13	03/10/2011	–
Mexican New Peso	Citibank	Sell	58	57	09/15/2010	(1)
Mexican New Peso	JP Morgan Securities	Buy	22	22	09/15/2010	–
Mexican New Peso	RBC Dominion Securities	Sell	17	17	09/15/2010	–
Peruvian New Sol	BNP Paribas Securities	Sell	32	32	10/14/2010	–
Peruvian New Sol	BNP Paribas Securities	Buy	32	32	10/14/2010	–
Philippine Peso	JP Morgan Securities	Buy	46	46	08/31/2010	–
Republic of Korea Won	JP Morgan Securities	Buy	34	32	09/15/2010	2
Taiwanese Dollar	Deutsche Bank Securities	Buy	89	89	08/31/2010	–
Turkish New Lira	CS First Boston	Sell	3	3	09/15/2010	–
						$(32)
╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

The Hartford Balanced Income Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$1,952	$–	$1,952	$–
Common Stocks ‡	71,885	69,586	2,299	–
Corporate Bonds: Investment Grade	70,420	–	70,343	77
Corporate Bonds: Non-Investment Grade	13,863	–	13,756	107
Municipal Bonds	446	–	446	–
Preferred Stocks	140	–	140	–
Short-Term Investments	3,912	–	3,912	–
Total	$162,618	$69,586	$92,848	$184
Forward Foreign Currency Contracts *	7	–	7	–
Total	$7	$–	$7	$–
Liabilities:
Forward Foreign Currency Contracts *	39	–	39	–
Futures *	7	7	–	–
Total	$46	$7	$39	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in
	as of	Realized	Unrealized					Transfers	Transfers	Balance
	October	Gain	Appreciation		Net			Into	Out of	as of July
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2010
Assets:
Corporate Bonds	$204	$(1)	$7	†	$2	$36	$(36)	$—	$(28)	$184
Total	$204	$(1)	$7		$2	$36	$(36)	$—	$(28)	$184

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted- transfer into Level 3 versus securities where trading has resumed - transfer out of Level 3.
2) Broker quoted securities - transfer into Level 3 versus quoted prices in active markets - transfer out of Level 3.
3) Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3.
†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $7.

The Hartford Capital Appreciation Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.0%
	Automobiles & Components - 8.9%
2,885	Daimler AG	$155,838
85,213	Ford Motor Co. ●	1,088,172
3,133	Johnson Controls, Inc.	90,249
1,031	Magna International, Inc. Class A	77,025
7,365	TRW Automotive Holdings Corp. ●	258,448
		1,669,732
	Banks - 7.6%
21,919	Barclays Bank plc	113,525
80,898	Mitsubishi UFJ Financial Group, Inc.	400,768
7,511	Standard Chartered plc	217,019
40,077	Turkiye Garanti Bankasi A.S.	207,350
17,787	Wells Fargo & Co.	493,231
		1,431,893
	Capital Goods - 5.4%
29,991	General Electric Co.	483,447
21,906	Itochu Corp.	170,492
5,583	Raytheon Co.	258,303
3,751	Safran S.A.	101,224
		1,013,466
	Consumer Durables & Apparel - 1.4%
844	Harman International Industries, Inc. ●	25,662
124	NVR, Inc. ●	77,733
55,524	Skyworth Digital Holdings Ltd.	40,160
2,208	Stanley Black & Decker, Inc.	128,130
		271,685
	Consumer Services - 0.4%
5,525	Educomp Solutions Ltd.	72,605

	Diversified Financials - 2.8%
11,621	Excel Medical Fund L.P. ⌂●†Ђ	8,765
3,439	Goldman Sachs Group, Inc.	518,602
		527,367
	Energy - 6.2%
1,908	Anadarko Petroleum Corp.	93,783
5,345	Baker Hughes, Inc.	258,022
6,103	BP plc ADR	234,786
4,487	Cameco Corp.	114,373
5,950	Essar Energy plc ●	38,664
3,713	National Oilwell Varco, Inc.	145,416
8,953	Suncor Energy, Inc.	294,992
		1,180,036
	Food & Staples Retailing - 3.0%
12,733	CVS/Caremark Corp.	390,776
85,047	Olam International Ltd.	176,244
		567,020
	Food, Beverage & Tobacco - 3.2%
2,630	Anheuser-Busch InBev N.V.	139,325
16,255	Kraft Foods, Inc.	474,797
		614,122
	Health Care Equipment & Services - 5.1%
4,474	Covidien plc	166,964
3,684	McKesson Corp.	231,448
4,500	Medtronic, Inc.	166,365
12,726	UnitedHealth Group, Inc.	387,515
		952,292
	Insurance - 6.0%
9,898	ACE Ltd.	525,404
8,960	Genworth Financial, Inc. ●	121,674
8,023	Marsh & McLennan Cos., Inc.	188,704
33,133	Prudential plc	288,336
		1,124,118
	Materials - 6.7%
4,664	AngloGold Ltd. ADR	188,974
2,108	Barrick Gold Corp.	86,626
16,521	Dow Chemical Co.	451,511
932	HeidelbergCement AG	47,021
53,941	Huabao International Holdings Ltd.	69,731
2,198	Mosaic Co.	104,720
9,460	Sino Forest Corp. Class A ●	145,660
4,784	Vedanta Resources plc	183,163
		1,277,406
	Media - 1.4%
4,206	DirecTV Class A ●	156,310
25	Harvey Weinstein Co. Holdings Class
	A-1 ⌂●†	–
8,706	News Corp. Class A	113,610
		269,920
	Pharmaceuticals, Biotechnology & Life Sciences - 10.9%
1,600	Amgen, Inc. ●	87,248
3,111	Bristol-Myers Squibb Co.	77,533
3,453	Celgene Corp. ●	190,444
12,388	Daiichi Sankyo Co., Ltd.	230,261
7,431	Merck & Co., Inc.	256,074
28,253	Pfizer, Inc.	423,790
3,345	Roche Holding AG	434,886
2,681	Shionogi & Co., Ltd.	54,807
6,100	Teva Pharmaceutical Industries Ltd. ADR	298,000
		2,053,043
	Retailing - 4.4%
36,752	Buck Holdings L.P. ⌂●†	87,601
7,440	Gap, Inc.	134,744
661	Priceline.com, Inc. ●	148,373
3,751	Target Corp.	192,512
6,106	TJX Cos., Inc.	253,517
		816,747
	Semiconductors & Semiconductor Equipment - 2.1%
4,000	ASML Holding N.V. ADR	128,754
26,181	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	264,431
		393,185
	Software & Services - 8.2%
15,771	Activision Blizzard, Inc.	187,362
1,389	BMC Software, Inc. ●	49,403
2,000	Citrix Systems, Inc. ●	110,040
17,026	eBay, Inc. ●	356,022
3,305	IBM Corp.	424,362
14,973	Oracle Corp.	353,959
1,246	Sohu.com, Inc. ●	58,568
		1,539,716
	Technology Hardware & Equipment - 6.7%
796	Apple, Inc. ●	204,668
18,021	Cisco Systems, Inc. ●	415,737

1

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.0% - (continued)
	Technology Hardware & Equipment - 6.7% - (continued)
7,566	Corning, Inc.		$137,088
9,111	EMC Corp. ●		180,311
80,969	Hon Hai Precision Industry Co., Ltd. ●		326,139
			1,263,943
	Telecommunication Services - 1.5%
8,447	MTN Group Ltd.		135,335
6,234	Vodafone Group plc ADR		146,369
			281,704
	Transportation - 4.1%
6,093	Continental Airlines, Inc. ●		152,434
16,141	Delta Air Lines, Inc. ●		191,759
55,702	Nippon Yusen		235,281
8,200	UAL Corp. ●		194,662
			774,136
	Total common stocks
	(cost $17,113,653)		$18,094,136

PREFERRED STOCKS - 1.4%
	Automobiles & Components - 1.4%
2,482	Volkswagen AG N.V.		$263,003

	Total preferred stocks
	(cost $234,871)		$263,003

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.2%
	Finance and Insurance - 0.2%
	MBIA Insurance Co.
$95,840	14.00%, 01/15/2033 ■Δ		$45,045

	Total corporate bonds: non-investment grade
	(cost $95,208)		$45,045

	Total long-term investments
	(cost $17,443,732)		$18,402,184

SHORT-TERM INVESTMENTS - 2.0%
	Repurchase Agreements - 2.0%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $284,757,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $290,447)
$284,752	0.21%, 7/31/2010		$284,752
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in
	the amount of $19,105, collateralized by
	FNMA 2.91% - 4.50%, 2030 - 2040,
	value of $19,487)
19,104	0.21%, 7/31/2010		19,104
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $48,876,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $49,853)
48,876	0.21%, 7/31/2010		48,876
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$826, collateralized by U.S. Treasury
	Note 4.50%, 2012, value of $845)
826	0.19%, 7/31/2010		826
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $21,397,
	collateralized by FNMA 3.50% - 4.00%,
	2020 - 2040, value of $21,826)
21,397	0.21%, 7/31/2010		21,397
			374,955
	Total short-term investments
	(cost $374,955)		$374,955

	Total investments
	(cost $17,818,687) ▲	99.6%	$18,777,139
	Other assets and liabilities	0.4%	73,386
	Total net assets	100.0%	$18,850,525

2

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 32.4% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $17,949,535 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,907,341
Unrealized Depreciation	(1,079,737)
Net Unrealized Appreciation	$827,604

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at July 31, 2010, was $96,366, which represents 0.51% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $45,045, which represents 0.24% of total net assets.

Ђ	As of July 31, 2010, the Fund has future commitments to purchase an additional $19,712.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	36,752	Buck Holdings L.P.	$31,421
03/2008 - 07/2010	11,621	Excel Medical Fund L.P.	11,621
10/2005	25	Harvey Weinstein Co. Holdings Class A-1 - Reg D	23,636

The aggregate value of these securities at July 31, 2010 was $96,366 which represents 0.51% of total net assets.

3

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
British Pound	Brown Brothers Harriman	Sell	$565	$561	08/02/2010	$(4)
British Pound	Brown Brothers Harriman	Sell	846	840	08/03/2010	(6)
British Pound	HSBC Securities	Sell	13,246	13,248	08/04/2010	2
Euro	Banc of America Securities	Sell	225,807	217,655	12/15/2010	(8,152)
Euro	Barclay Investment	Sell	209,183	229,717	12/15/2010	20,534
Euro	Barclay Investment	Sell	58,648	57,997	12/15/2010	(651)
Euro	Deutsche Bank Securities	Sell	209,677	201,821	12/15/2010	(7,856)
Euro	Goldman Sachs	Sell	209,678	202,004	12/15/2010	(7,674)
Euro	HSBC Securities	Sell	255,946	280,783	12/15/2010	24,837
Euro	HSBC Securities	Sell	20,527	20,299	12/15/2010	(228)
Euro	JP Morgan Securities	Sell	226,616	248,803	12/15/2010	22,187
Euro	JP Morgan Securities	Sell	38,122	37,704	12/15/2010	(418)
Japanese Yen	Barclay Investment	Sell	130,471	123,073	12/15/2010	(7,398)
Japanese Yen	Deutsche Bank Securities	Sell	189,204	179,643	12/15/2010	(9,561)
Japanese Yen	Goldman Sachs	Buy	62,728	61,968	12/15/2010	760
Japanese Yen	Goldman Sachs	Sell	214,903	204,713	12/15/2010	(10,190)
Japanese Yen	HSBC Securities	Sell	17,834	16,543	12/15/2010	(1,291)
Japanese Yen	Standard Chartered Bank	Sell	225,880	213,560	12/15/2010	(12,320)
Japanese Yen	State Street Global Markets LLC	Sell	148,809	138,165	12/15/2010	(10,644)
Japanese Yen	Westpac International	Sell	134,363	124,680	12/15/2010	(9,683)
Turkish New Lira	CS First Boston	Sell	21,414	21,422	08/03/2010	8
						$(17,748)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

4

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$1,669,732	$1,513,894	$155,838	$–
Banks	1,431,893	493,231	938,662	–
Capital Goods	1,013,466	741,750	271,716	–
Consumer Durables & Apparel	271,685	231,525	40,160	–
Consumer Services	72,605	–	72,605	–
Diversified Financials	527,367	518,602	–	8,765
Energy	1,180,036	1,180,036	–	–
Food & Staples Retailing	567,020	390,776	176,244	–
Food, Beverage & Tobacco	614,122	474,797	139,325	–
Health Care Equipment & Services	952,292	952,292	–	–
Insurance	1,124,118	835,782	288,336	–
Materials	1,277,406	977,491	299,915	–
Media	269,920	269,920	–	–
Pharmaceuticals, Biotechnology & Life Sciences	2,053,043	1,333,089	719,954	–
Retailing	816,747	729,146	–	87,601
Semiconductors & Semiconductor Equipment	393,185	393,185	–	–
Software & Services	1,539,716	1,539,716	–	–
Technology Hardware & Equipment	1,263,943	937,804	326,139	–
Telecommunication Services	281,704	146,369	135,335	–
Transportation	774,136	538,855	235,281	–
Total	18,094,136	14,198,260	3,799,510	96,366
Corporate Bonds: Non-Investment Grade	45,045	–	45,045	–
Preferred Stocks	263,003	–	263,003	–
Short-Term Investments	374,955	–	374,955	–
Total	$18,777,139	$14,198,260	$4,482,513	$96,366
Forward Foreign Currency Contracts*	68,328	–	68,328	–
Total	$68,328	$–	$68,328	$–
Liabilities:
Forward Foreign Currency Contracts*	86,076	–	86,076	–
Total	$86,076	$–	$86,076	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance as
	October	Gain	Appreciation		Net			Into	Out of	of July 31,
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	2010
Assets:
Common Stock	$53,852	$8,270	$44,221	*	$—	$3,662	$(13,639)	$—	$—	$96,366
Total	$53,852	$8,270	$44,221		$—	$3,662	$(13,639)	$—	$—	$96,366

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $44,221.

5

The Hartford Capital Appreciation II Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8%
	Automobiles & Components - 3.3%
163	Daimler AG	$8,830
535	Ford Motor Co. ●	6,837
39	Johnson Controls, Inc.	1,134
16	Magna International, Inc. Class A	1,224
503	Modine Manufacturing Co. ●	5,101
115	Porsche Automobil Holding SE	5,848
147	Tenneco Automotive, Inc. ●	4,048
33	TRW Automotive Holdings Corp. ●	1,153
		34,175
	Banks - 5.1%
1,377	Agricultural Bank of China ●	620
46	Bancolombia S.A. ADR	2,671
1,757	Bank Central Asia PT	1,172
1,582	Barclays Bank plc	8,195
887	China Merchants Bank Co., Ltd.	2,377
471	Intesa Sanpaolo	1,553
80	Itau Unibanco Banco Multiplo S.A. ADR	1,788
14	Itau Unibanco Holding S.A. ADR ■	322
788	Lloyds Banking Group plc	850
91	MGIC Investment Corp. ●	783
955	Mitsubishi UFJ Financial Group, Inc.	4,729
118	PMI Group, Inc. ●	370
99	Radian Group, Inc.	850
521	Turkiye Garanti Bankasi A.S.	2,698
828	Wells Fargo & Co.	22,949
		51,927
	Capital Goods - 9.5%
68	Ameresco, Inc. ●	676
52	AMETEK, Inc.	2,315
275	ArvinMeritor, Inc. ●	4,518
109	Atlas Copco Ab	1,789
94	Barnes Group, Inc.	1,731
24	BE Aerospace, Inc. ●	716
69	Belden, Inc.	1,644
101	Boeing Co.	6,909
42	Cooper Industries plc Class A	1,878
82	European Aeronautic Defence and Space Co.
	N.V.	1,943
25	Flowserve Corp.	2,459
–	Foster Wheeler AG ●	–
97	General Dynamics Corp.	5,963
496	General Electric Co.	7,987
29	Honeywell International, Inc.	1,230
330	Ingersoll-Rand plc	12,357
303	Itochu Corp.	2,356
35	Joy Global, Inc.	2,072
26	Kone Oyj Class B	1,206
102	Lockheed Martin Corp.	7,658
73	Masco Corp.	748
20	Mitsui & Co., Ltd.	260
42	Moog, Inc. Class A ●	1,486
13	MTU Aero Engines Holdings AG	729
35	Navistar International Corp. ●	1,818
27	PACCAR, Inc.	1,216
72	Pentair, Inc.	2,449
33	Precision Castparts Corp.	4,069
194	Rolls-Royce Group plc	1,764
74	Safran S.A.	1,990
19	Schneider Electric S.A.	2,240
123	Terex Corp. ●	2,436
60	Textron, Inc.	1,244
10	Triumph Group, Inc.	773
21	W.W. Grainger, Inc.	2,330
77	WESCO International, Inc. ●	2,752
31	Zodiac Aerospace	1,721
		97,432
	Commercial & Professional Services - 0.9%
123	Capital Group plc	1,386
262	Corrections Corp. of America ●	5,120
70	Herman Miller, Inc.	1,204
219	Steelcase, Inc.	1,516
		9,226
	Consumer Durables & Apparel - 2.9%
506	Brunswick Corp.	8,569
34	CIE Financiere Richemont S.A.	1,342
525	Eastman Kodak Co. ●	2,084
288	Hanesbrands, Inc. ●	7,212
6	Harman International Industries, Inc. ●	185
196	Jarden Corp.	5,679
28	KB Home	323
25	Nikon Corp.	430
38	Pulte Group, Inc. ●	331
3,586	Skyworth Digital Holdings Ltd.	2,594
17	Stanley Black & Decker, Inc.	1,010
		29,759
	Consumer Services - 1.1%
72	Apollo Group, Inc. Class A ●	3,309
45	Educomp Solutions Ltd.	586
44	ITT Educational Services, Inc. ●	3,549
80	Las Vegas Sands Corp. ●	2,161
8,482	Rexlot Holdings Ltd.	743
421	Thomas Cook Group plc	1,202
		11,550
	Diversified Financials - 7.1%
346	Ameriprise Financial, Inc.	14,680
689	Bank of America Corp.	9,680
38	Bank of New York Mellon Corp.	940
53	Goldman Sachs Group, Inc.	7,996
1,079	Great American Group, Inc. ●	1,349
497	ING Groep N.V.	4,766
31	JP Morgan Chase & Co.	1,233
132	Oaktree Capital ■●	4,521
40	SEI Investments Co.	762
25	Solar Capital Ltd.	512
59	Solar Cayman Ltd. ⌂●†	23
133	TD Ameritrade Holding Corp. ●	2,095
782	UBS AG	13,278
604	UBS AG ADR	10,255
		72,090
	Energy - 9.6%
12	Alpha Natural Resources, Inc. ●	467
262	Anadarko Petroleum Corp.	12,861
37	Apache Corp.	3,567
67	Atwood Oceanics, Inc. ●	1,833
95	Baker Hughes, Inc.	4,576
354	BG Group plc	5,685

1

The Hartford Capital Appreciation II Fund
Schedule of Investments — (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8% - (continued)
	Energy - 9.6% - (continued)
78	BP plc ADR	$2,997
14	Cabot Oil & Gas Corp.	417
95	Cameco Corp.	2,414
33	Cameron International Corp. ●	1,310
87	Canadian Natural Resources Ltd. ADR	2,984
20	Chesapeake Energy Corp.	431
53	Chevron Corp.	4,039
211	Cobalt International Energy ●	1,765
224	Consol Energy, Inc.	8,402
76	Exxon Mobil Corp.	4,518
–	Inpex Corp. ☼	2,162
166	Karoon Gas Australia Ltd. ●	1,039
40	Massey Energy Co.	1,231
–	National Oilwell Varco, Inc.	2
103	Noble Corp.	3,341
60	Noble Energy, Inc.	4,044
43	Overseas Shipholding Group, Inc.	1,675
88	Reliance Industries Ltd. GDR ■	3,833
80	Repsol YPF S.A.	1,892
87	SBM Offshore N.V.	1,381
45	Schlumberger Ltd.	2,677
96	Southwestern Energy Co. ●	3,499
161	Suncor Energy, Inc.	5,298
112	Tsakos Energy Navigation Ltd.	1,654
49	Ultra Petroleum Corp. ●	2,055
45	Venoco, Inc. ●	847
197	Weatherford International Ltd. ●	3,195
		98,091
	Food & Staples Retailing - 1.0%
217	CVS/Caremark Corp.	6,646
68	Wal-Mart Stores, Inc.	3,481
		10,127
	Food, Beverage & Tobacco - 3.9%
34	Altria Group, Inc.	746
26	Anheuser-Busch InBev N.V.	1,368
151	Archer Daniels Midland Co.	4,137
1,014	China Agri-Industries Holdings	1,146
13	Companhia de Bebidas das Americas ADR	1,453
29	Dr. Pepper Snapple Group	1,090
252	Green Mountain Coffee Roasters ●	7,772
58	Groupe Danone	3,232
30	H.J. Heinz Co.	1,343
81	Imperial Tobacco Group plc	2,304
–	Japan Tobacco, Inc.	1,602
222	Kraft Foods, Inc.	6,490
90	Molson Coors Brewing Co.	4,051
39	PepsiCo, Inc.	2,512
		39,246
	Health Care Equipment & Services - 3.8%
3	Beckman Coulter, Inc.	133
44	CIGNA Corp.	1,344
65	Covidien plc	2,415
7	Heartware International, Inc. ●	426
42	Humana, Inc. ●	1,961
19	Lincare Holdings, Inc.	455
213	Medtronic, Inc.	7,871
54	St. Jude Medical, Inc. ●	1,978
95	SXC Health Solutions Corp. ●	6,460
25	Thoratec Corp. ●	928
523	UnitedHealth Group, Inc.	15,913
		39,884
	Household & Personal Products - 0.1%
23	Energizer Holdings, Inc. ●	1,415

	Insurance - 4.9%
186	ACE Ltd.	9,891
51	Aflac, Inc.	2,509
201	Assured Guaranty Ltd.	3,159
56	Chubb Corp.	2,937
45	Everest Re Group Ltd.	3,521
164	Fidelity National Financial, Inc.	2,417
135	Genworth Financial, Inc. ●	1,829
320	Marsh & McLennan Cos., Inc.	7,534
50	Ping An Insurance (Group) Co. ⌂†	369
51	Platinum Underwriters Holdings Ltd.	1,981
117	Principal Financial Group, Inc.	2,983
92	Reinsurance Group of America, Inc.	4,419
35	Tokio Marine Holdings, Inc.	962
203	Unum Group	4,621
3	White Mountains Insurance Group Ltd.	1,036
		50,168
	Materials - 5.9%
60	A. Schulman, Inc.	1,172
20	African Barrick Gold Ltd. ●	170
34	Agrium U.S., Inc.	2,136
8	Allegheny Technologies, Inc.	402
54	AngloGold Ltd. ADR	2,183
35	Barrick Gold Corp.	1,458
186	CGA Mining Ltd. ●	369
6	Cliff's Natural Resources, Inc.	330
107	CRH plc	2,214
53	Detour Gold Corp. ●	1,227
145	Dow Chemical Co.	3,966
14	Freeport-McMoRan Copper & Gold, Inc.	1,037
25	Georgia Gulf Corp. ●	391
27	HeidelbergCement AG	1,341
543	Huabao International Holdings Ltd.	702
53	Impala Platinum Holdings Ltd.	1,426
61	Methanex Corp.	1,357
42	Monsanto Co.	2,429
61	Mosaic Co.	2,904
237	Owens-Illinois, Inc. ●	6,563
32	Pactiv Corp. ●	965
22	Potash Corp. of Saskatchewan, Inc.	2,314
9	Randgold Resources Ltd. ADR	765
511	Rexam plc	2,478
48	Rio Tinto plc	2,478
18	RTI International Metals, Inc. ●	516
249	Sino Forest Corp. Class A ●	3,831
130	Steel Dynamics, Inc.	1,867
12	Teck Cominco Ltd. Class B	408
120	Titanium Metals Corp. ●	2,668
38	Vale S.A. SP ADR	1,057
139	Vallar plc ●	2,074
25	Vedanta Resources plc	975
60	Vulcan Materials Co.	2,696

2

The Hartford Capital Appreciation II Fund
Schedule of Investments — (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8% - (continued)
	Materials - 5.9% - (continued)
43	Xstrata plc	$686
		59,555
	Media - 1.4%
314	Comcast Corp. Class A	6,119
77	Comcast Corp. Special Class A	1,417
22	DirecTV Class A ●	805
46	DreamWorks Animation SKG, Inc. ●	1,443
24	News Corp. Class A	312
44	Supermedia, Inc. ●	936
83	Virgin Media, Inc.	1,789
143	WPP plc	1,518
		14,339
	Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
144	Alkermes, Inc. ●	1,859
52	Amgen, Inc. ●	2,836
91	Arena Pharmaceuticals, Inc. ●	725
40	AstraZeneca plc ADR	1,992
31	Bristol-Myers Squibb Co.	765
11	Celgene Corp. ●	615
85	Daiichi Sankyo Co., Ltd.	1,574
416	Elan Corp. plc ADR ●	1,983
128	Eli Lilly & Co.	4,540
93	Gilead Sciences, Inc. ●	3,092
55	Johnson & Johnson	3,172
228	King Pharmaceuticals, Inc. ●	1,996
21	Map Pharmaceuticals, Inc. ●	280
15	Merck & Co., Inc.	517
496	Novavax, Inc. ●	1,107
974	Pfizer, Inc.	14,612
281	Pharmaceutical Product Development, Inc.	6,817
16	Regeneron Pharmaceuticals, Inc. ●	397
28	Roche Holding AG	3,621
63	Teva Pharmaceutical Industries Ltd. ADR	3,069
53	UCB S.A.	1,709
25	Waters Corp. ●	1,604
37	Watson Pharmaceuticals, Inc. ●	1,515
		60,397
	Real Estate - 0.3%
197	Hang Lung Properties Ltd.	823
76	Iguatemi Emp de Shopping	1,507
81	Sun Hung Kai Properties Ltd.	1,192
		3,522
	Retailing - 4.9%
16	Abercrombie & Fitch Co. Class A	606
64	Aeropostale, Inc. ●	1,808
16	Amazon.com, Inc. ●	1,833
1,405	Buck Holdings L.P. ⌂●†	3,349
32	Dollar Tree, Inc. ●	1,417
160	Family Dollar Stores, Inc.	6,600
31	Gap, Inc.	565
349	Lowe's Co., Inc.	7,237
7	Netflix, Inc. ●	723
63	Nordstrom, Inc.	2,152
3	Priceline.com, Inc. ●	575
103	Ross Stores, Inc.	5,434
238	Staples, Inc.	4,839
68	Target Corp.	3,512
63	The Buckle, Inc.	1,741
42	TJX Cos., Inc.	1,736
175	Urban Outfitters, Inc. ●	5,641
		49,768
	Semiconductors & Semiconductor Equipment - 3.2%
278	Applied Materials, Inc.	3,275
24	ASML Holding N.V. ADR	766
26	Atheros Communications, Inc. ●	679
158	Broadcom Corp. Class A	5,685
341	Maxim Integrated Products, Inc.	5,981
159	Micron Technology, Inc. ●	1,160
61	OmniVision Technologies, Inc. ●	1,370
420	Skyworks Solutions, Inc. ●	7,365
497	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	5,020
41	Varian Semiconductor Equipment
	Associates, Inc. ●	1,167
		32,468
	Software & Services - 10.0%
244	Activision Blizzard, Inc. ‡	2,893
228	Adobe Systems, Inc. ●	6,550
32	Akamai Technologies, Inc. ●	1,234
55	Alliance Data Systems Corp. ●	3,144
56	Ariba, Inc. ●	887
110	Automatic Data Processing, Inc.	4,536
18	Baidu, Inc. ADR ●	1,431
88	BMC Software, Inc. ●	3,115
44	CACI International, Inc. Class A ●	2,064
76	Cadence Design Systems, Inc. ●	528
23	Citrix Systems, Inc. ●	1,246
7	eAccess Ltd.	4,370
397	eBay, Inc. ●	8,299
44	Equinix, Inc. ●	4,117
62	Global Payments, Inc.	2,355
2	Google, Inc. ●	829
146	GSI Commerce, Inc. ●	3,281
32	IAC/Interactive Corp. ●	791
20	IBM Corp.	2,544
80	JDA Software Group, Inc. ●	1,878
36	Mantech International Corp. Class A ●	1,443
226	Microsoft Corp.	5,843
90	Monster Worldwide, Inc. ●	1,239
30	Nuance Communications, Inc. ●	487
680	Oracle Corp.	16,081
30	Paychex, Inc.	782
68	Rovi Corp. ●	3,027
10	Salesforce.com, Inc. ●	1,012
102	Support.com, Inc. ●	420
28	Tencent Holdings Ltd.	541
81	Vistaprint N.V. ●	2,661
26	VMware, Inc. ●	1,997
598	Western Union Co.	9,705
		101,330
	Technology Hardware & Equipment - 6.9%
48	Apple, Inc. ●	12,271
122	Arrow Electronics, Inc. ●	3,020
86	Aruba Networks, Inc. ●	1,466
39	Avnet, Inc. ●	978
421	Cisco Systems, Inc. ●	9,712

3

The Hartford Capital Appreciation II Fund
Schedule of Investments — (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.8% - (continued)
	Technology Hardware & Equipment - 6.9% - (continued)
289	Corning, Inc.		$5,238
18	DG Fastchannel, Inc. ●		686
182	EMC Corp. ●		3,592
13	F5 Networks, Inc. ●		1,113
439	Flextronics International Ltd. ●		2,731
41	Hewlett-Packard Co.		1,897
548	Hitachi Ltd.		2,274
376	Hughes Telematics, Inc. ●		818
78	NetApp, Inc. ●		3,294
275	Polycom, Inc. ●		8,168
77	Power-One, Inc. ●		960
204	Qualcomm, Inc.		7,764
3	Research In Motion Ltd. ●		184
366	Sanmina-Sci Corp. ●		4,596
23	Seagate Technology ●		284
			71,046
	Transportation - 5.0%
1,416	AirAsia Berhad ●		664
165	All America Latina Logistica S.A.		1,551
131	AMR Corp. ●		929
381	British Airways plc		1,311
41	C.H. Robinson Worldwide, Inc.		2,647
73	Continental Airlines, Inc. ●		1,837
436	Delta Air Lines, Inc. ●		5,184
167	Expeditors International of Washington, Inc.		7,134
114	JetBlue Airways Corp. ●		733
17	Kuehne & Nagel International AG		1,774
1,365	Nippon Yusen		5,766
492	UAL Corp. ●		11,668
96	United Parcel Service, Inc. Class B		6,223
281	US Airways Group, Inc. ●		3,049
			50,470
	Utilities - 1.1%
71	American Electric Power Co., Inc.		2,565
56	Entergy Corp.		4,302
117	N.V. Energy, Inc.		1,490
55	Northeast Utilities		1,520
50	PPL Corp.		1,362
			11,239
	Total common stocks
	(cost $981,354)		$999,224

PREFERRED STOCKS - 0.2%
	Automobiles & Components - 0.2%
15	Volkswagen AG N.V.		$1,539

	Total preferred stocks
	(cost $1,365)		$1,539

WARRANTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
13	Novavax, Inc. ⌂●		$–

	Total warrants
	(cost $–)		$–

CORPORATE BONDS: INVESTMENT GRADE - 0.1%
	Finance and Insurance - 0.1%
	Affiliated Managers Group
$935	3.95%, 08/15/2038 ۞		$926

	Total corporate bonds: investment grade
	(cost $913)		$926

	Total long-term investments
	(cost $983,632)		$1,001,689

SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 1.6%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $12,440,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $12,688)
$12,439	0.21%, 7/31/2010		$12,439
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in
	the amount of $835, collateralized by
	FNMA 2.91% - 4.50%, 2030 - 2040, value
	of $851)
835	0.21%, 7/31/2010		835
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $2,135,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $2,178)
2,135	0.21%, 7/31/2010		2,135
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$36, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $37)
36	0.19%, 7/31/2010		36
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $935,
	collateralized by FNMA 3.50% - 4.00%,
	2020 - 2040, value of $953)
935	0.21%, 7/31/2010		935
			16,380
	Total short-term investments
	(cost $16,380)		$16,380

	Total investments
	(cost $1,000,012) ▲	99.7%	$1,018,069
	Other assets and liabilities	0.3%	3,123
	Total net assets	100.0%	$1,021,192

4

The Hartford Capital Appreciation II Fund
Schedule of Investments — (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 21.2% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $1,054,859 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$68,602
Unrealized Depreciation	(105,392)
Net Unrealized Depreciation	$(36,790)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at July 31, 2010, was $3,741, which represents 0.37% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $8,676, which represents 0.85% of total net assets.

۞	Convertible security.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2010 was $681.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	1,405	Buck Holdings L.P.	$1,201
07/2008	13	Novavax, Inc. Warrants	–
05/2010	50	Ping An Insurance (Group) Co.	387
03/2007	59	Solar Cayman Ltd. - 144A	43

The aggregate value of these securities at July 31, 2010 was $3,741 which represents 0.37% of total net assets.

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
British Pound	Brown Brothers Harriman	Sell	$342	$340	08/02/2010	$(2)
Euro	Banc of America Securities	Sell	2,642	2,571	10/13/2010	(71)
Euro	Banc of America Securities	Sell	4,263	4,109	12/15/2010	(154)
Euro	Barclay Investment	Sell	2,870	2,838	12/15/2010	(32)
Euro	Barclay Investment	Sell	1,843	2,024	12/15/2010	181
Euro	Brown Brothers Harriman	Sell	1,609	1,611	08/04/2010	2
Euro	Brown Brothers Harriman	Buy	5,858	5,512	12/15/2010	346
Euro	Brown Brothers Harriman	Buy	123	123	08/04/2010	–
Euro	Deutsche Bank Securities	Sell	3,957	3,809	12/15/2010	(148)
Euro	Goldman Sachs	Sell	3,958	3,813	12/15/2010	(145)
Euro	HSBC Securities	Sell	2,254	2,473	12/15/2010	219

5

The Hartford Capital Appreciation II Fund
Schedule of Investments — (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Euro	HSBC Securities	Sell	$1,004	$993	12/15/2010	$(11)
Euro	JP Morgan Securities	Sell	41	41	08/02/2010	–
Euro	JP Morgan Securities	Sell	1,866	1,846	12/15/2010	(20)
Euro	JP Morgan Securities	Sell	1,996	2,191	12/15/2010	195
Euro	RBC Dominion Securities	Sell	3,588	3,468	10/13/2010	(120)
Euro	Westpac International	Sell	68	68	08/03/2010	–
Hong Kong Dollar	Westpac International	Sell	367	367	08/02/2010	–
Hong Kong Dollar	Westpac International	Sell	474	474	08/03/2010	–
Japanese Yen	Banc of America Securities	Sell	3,509	3,332	09/15/2010	(177)
Japanese Yen	Barclay Investment	Sell	2,564	2,446	12/15/2010	(118)
Japanese Yen	Citibank	Buy	432	423	12/15/2010	9
Japanese Yen	CS First Boston	Buy	334	332	08/03/2010	2
Japanese Yen	CS First Boston	Buy	362	358	12/15/2010	4
Japanese Yen	Deutsche Bank Securities	Sell	3,408	3,210	12/15/2010	(198)
Japanese Yen	Goldman Sachs	Buy	130	129	08/03/2010	1
Japanese Yen	Goldman Sachs	Buy	1,095	1,083	12/15/2010	12
Japanese Yen	Goldman Sachs	Sell	4,554	4,351	12/15/2010	(203)
Japanese Yen	HSBC Securities	Sell	289	268	12/15/2010	(21)
Japanese Yen	JP Morgan Securities	Buy	347	345	08/03/2010	2
Japanese Yen	Standard Chartered Bank	Sell	9,337	8,844	12/15/2010	(493)
Japanese Yen	State Street Global Markets LLC	Sell	2	2	08/02/2010	–
Japanese Yen	UBS AG	Buy	118	118	08/04/2010	–
Japanese Yen	Westpac International	Sell	824	765	12/15/2010	(59)
Japanese Yen	Westpac International	Buy	2,721	2,610	12/15/2010	111
Swiss Franc	UBS AG	Sell	402	402	08/03/2010	–
Turkish New Lira	CS First Boston	Sell	566	566	08/03/2010	–
						$(888)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Capital Appreciation II Fund
Schedule of Investments — (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$34,175	$19,497	$14,678	$–
Banks	51,927	30,353	21,574	–
Capital Goods	97,432	81,434	15,998	–
Commercial & Professional Services	9,226	7,840	1,386	–
Consumer Durables & Apparel	29,759	25,393	4,366	–
Consumer Services	11,550	9,019	2,531	–
Diversified Financials	72,090	49,502	18,044	4,544
Energy	98,091	85,932	12,159	–
Food & Staples Retailing	10,127	10,127	–	–
Food, Beverage & Tobacco	39,246	29,594	9,652	–
Health Care Equipment & Services	39,884	39,884	–	–
Household & Personal Products	1,415	1,415	–	–
Insurance	50,168	48,837	962	369
Materials	59,555	47,255	12,300	–
Media	14,339	12,821	1,518	–
Pharmaceuticals, Biotechnology & Life Sciences	60,397	53,493	6,904	–
Real Estate	3,522	1,507	2,015	–
Retailing	49,768	46,419	–	3,349
Semiconductors & Semiconductor Equipment	32,468	32,468	–	–
Software & Services	101,330	96,419	4,911	–
Technology Hardware & Equipment	71,046	68,772	2,274	–
Transportation	50,470	40,955	9,515	–
Utilities	11,239	11,239	–	–
Total	999,224	850,175	140,787	8,262
Corporate Bonds: Investment Grade	926	–	926	–
Preferred Stocks	1,539	–	1,539	–
Warrants	–	–	–	–
Short-Term Investments	16,380	–	16,380	–
Total	$1,018,069	$850,175	$159,632	$8,262
Forward Foreign Currency Contracts*	1,084	–	1,084	–
Total	$1,084	$–	$1,084	$–
Liabilities:
Forward Foreign Currency Contracts*	1,972	–	1,972	–
Total	$1,972	$–	$1,972	$–
♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in
	as of	Realized	Unrealized					Transfers	Transfers	Balance
	October	Gain	Appreciation		Net			Into	Out of	as of July
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2010
Assets:
Common Stock	$7,517	$49	$2,531	*	$—	$387	$(2,222)	$—	$—	$8,262
Total	$7,517	$49	$2,531		$—	$387	$(2,222)	$—	$—	$8,262

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $2,531.

7

The Hartford Checks and Balances Fund
Schedule of Investments July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.8%
EQUITY FUNDS - 66.5%
19,063	The Hartford Capital Appreciation Fund, Class Y●		$616,501
35,952	The Hartford Dividend and Growth Fund, Class Y		616,212
	Total equity funds
	(cost $1,282,081)		$1,232,713

FIXED INCOME FUNDS - 33.3%
57,598	The Hartford Total Return Bond Fund, Class Y		$616,871
	Total fixed income funds
	(cost $586,093)		$616,871

	Total investments in affiliated investment companies
	(cost $1,868,174)		$1,849,584

	Total long-term investments
	(cost $1,868,174)		$1,849,584

	Total investments
	(cost $1,868,174) ▲	99.8%	$1,849,584
	Other assets and liabilities	0.2%	4,384
	Total net assets	100.0%	$1,853,968

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $1,875,048 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$30,779
Unrealized Depreciation	(56,243)
Net Unrealized Depreciation	$(25,464)

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Affiliated Investment Companies	$1,849,584	$1,849,584	$–	$–
Total	$1,849,584	$1,849,584	$–	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.

1

The Hartford Conservative Allocation Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 94.9%
EQUITY FUNDS - 37.2%
452	The Hartford Capital Appreciation Fund, Class
	Y●		$14,614
308	The Hartford Capital Appreciation II Fund,
	Class Y●		3,724
875	The Hartford Disciplined Equity Fund, Class
	Y		9,862
301	The Hartford Dividend and Growth Fund,
	Class Y		5,155
644	The Hartford Equity Income Fund, Class Y		7,349
427	The Hartford Fundamental Growth Fund,
	Class Y		4,269
238	The Hartford Global Growth Fund, Class Y		3,219
352	The Hartford Global Research Fund, Class Y		3,014
123	The Hartford Growth Opportunities Fund,
	Class Y		2,866
507	The Hartford International Opportunities
	Fund, Class Y		6,945
309	The Hartford International Small Company
	Fund, Class Y		3,398
345	The Hartford MidCap Fund, Class Y●		7,027
312	The Hartford MidCap Value Fund, Class Y		3,171
70	The Hartford Small Company Fund, Class Y●		1,199
308	The Hartford Small/Mid Cap Equity Fund,
	Class Y●		2,682
48	The Hartford SmallCap Growth Fund, Class
	Y●		1,213
946	The Hartford Value Fund, Class Y		9,588
268	The Hartford Value Opportunities Fund, Class
	Y		3,151
	Total equity funds
	(cost $86,407)		$92,446

FIXED INCOME FUNDS - 57.7%
1,164	The Hartford Floating Rate Fund, Class Y		$10,033
1,490	The Hartford High Yield Fund, Class Y		10,624
2,957	The Hartford Income Fund, Class Y		29,069
3,060	The Hartford Inflation Plus Fund, Class Y		35,919
2,869	The Hartford Money Market Fund, Class Y●		2,869
2,654	The Hartford Short Duration Fund, Class Y		26,010
311	The Hartford Strategic Income Fund, Class Y		2,797
2,415	The Hartford Total Return Bond Fund, Class
	Y		25,862
	Total fixed income funds
	(cost $136,253)		$143,183

	Total investments in affiliated investment
	companies
	(cost $222,660)		$235,629

EXCHANGE TRADED FUNDS - 4.8%
211	Powershares DB Commodity Index Tracking
	Fund		$4,832
160	Powershares Emerging Markets Sovereign
	Debt Portfolio		4,332
26	SPDR DJ Wilshire International Real Estate		925
33	SPDR DJ Wilshire REIT		1,857
	Total exchange traded funds
	(cost $10,714)		$11,946

	Total long-term investments
	(cost $233,374)		$247,575

	Total investments
	(cost $233,374) ▲	99.7%	$247,575
	Other assets and liabilities	0.3%	749
	Total net assets	100.0%	$248,324

1

The Hartford Conservative Allocation Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $234,691 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$15,927
Unrealized Depreciation	(3,043)
Net Unrealized Appreciation	$12,884

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Affiliated Investment Companies	$235,629	$235,629	$–	$–
Exchange Traded Funds	11,946	11,946	–	–
Total	$247,575	$247,575	$–	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Disciplined Equity Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.4%
	Automobiles & Components - 1.5%
114	Ford Motor Co. ●Ø	$1,449
26	Johnson Controls, Inc.	746
		2,195
	Banks - 4.3%
39	PNC Financial Services Group, Inc.	2,287
137	Wells Fargo & Co.	3,810
		6,097
	Capital Goods - 10.5%
25	3M Co.	2,173
14	Caterpillar, Inc. Θ	977
20	Cooper Industries plc Class A	921
44	Dover Corp.	2,091
35	General Dynamics Corp.	2,119
20	Illinois Tool Works, Inc.	848
32	Northrop Grumman Corp.	1,877
14	Parker-Hannifin Corp.	839
10	Raytheon Co.	472
35	United Technologies Corp.	2,517
		14,834
	Consumer Durables & Apparel - 0.5%
34	Mattel, Inc.	724

	Consumer Services - 0.5%
9	ITT Educational Services, Inc. ●Ø	743

	Diversified Financials - 4.1%
24	Ameriprise Financial, Inc.	1,030
154	Bank of America Corp.	2,161
18	Goldman Sachs Group, Inc.	2,715
		5,906
	Energy - 8.1%
18	Baker Hughes, Inc. Θ	879
19	Chevron Corp.	1,425
29	ConocoPhillips Holding Co.	1,612
11	Exxon Mobil Corp.	668
31	Hess Corp.	1,635
73	Marathon Oil Corp.	2,439
28	National Oilwell Varco, Inc.	1,112
22	Occidental Petroleum Corp.	1,722
		11,492
	Food & Staples Retailing - 1.7%
22	CVS/Caremark Corp.	675
54	Sysco Corp.	1,682
		2,357
	Food, Beverage & Tobacco - 6.9%
123	Altria Group, Inc.	2,726
28	Archer Daniels Midland Co.	761
19	Dr. Pepper Snapple Group	717
20	Lorillard, Inc.	1,487
29	PepsiCo, Inc.	1,883
46	Philip Morris International, Inc.	2,332
		9,906
	Health Care Equipment & Services - 6.3%
33	McKesson Corp.	2,079
46	Medtronic, Inc.	1,682
54	St. Jude Medical, Inc. ●	1,982
64	UnitedHealth Group, Inc.	1,961
23	Wellpoint, Inc. ●	1,162
		8,866
	Insurance - 4.7%
39	Allied World Assurance Holdings Ltd.	1,938
33	Axis Capital Holdings Ltd.	1,028
23	Everest Re Group Ltd.	1,754
61	Genworth Financial, Inc. ●	823
50	Unum Group	1,139
		6,682
	Materials - 0.8%
17	Freeport-McMoRan Copper & Gold, Inc. Ø	1,195

	Media - 0.5%
51	CBS Corp. Class B Θ	749

	Pharmaceuticals, Biotechnology & Life Sciences - 13.5%
34	Abbott Laboratories	1,669
53	Amgen, Inc. ●	2,912
79	Eli Lilly & Co.	2,812
43	Forest Laboratories, Inc. ●	1,179
45	Gilead Sciences, Inc. ●	1,493
24	Johnson & Johnson	1,394
100	Merck & Co., Inc.	3,444
151	Pfizer, Inc.	2,266
17	Salix Pharmaceuticals Ltd. ●	729
32	Watson Pharmaceuticals, Inc. ●	1,284
		19,182
	Real Estate - 1.0%
79	Annaly Capital Management, Inc.	1,373

	Retailing - 6.6%
29	Big Lots, Inc. ●Ø	1,005
109	Gap, Inc.	1,974
21	Kohl's Corp. ●	978
5	Netflix, Inc. ●	502
32	Nordstrom, Inc.	1,098
148	Office Depot, Inc. ●	637
4	Priceline.com, Inc. ●	920
14	Target Corp.	724
36	TJX Cos., Inc.	1,495
		9,333
	Semiconductors & Semiconductor Equipment - 1.7%
96	Texas Instruments, Inc.	2,370

	Software & Services - 11.7%
39	Accenture plc	1,542
33	BMC Software, Inc. ●	1,167
79	eBay, Inc. ●Θ	1,650
4	Google, Inc. ●	1,939
18	IBM Corp.	2,363
3	Mastercard, Inc. Ø	609
143	Microsoft Corp.	3,678
109	Oracle Corp.	2,586

1

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.4% - (continued)
	Software & Services - 11.7% - (continued)
38	VeriSign, Inc. ●		$1,070
			16,604
	Technology Hardware & Equipment - 5.7%
17	Apple, Inc. ●		4,386
72	Cisco Systems, Inc. ●		1,663
81	Dell, Inc. ●		1,076
21	Hewlett-Packard Co.		953
			8,078
	Telecommunication Services - 2.1%
117	AT&T, Inc.		3,022

	Transportation - 0.4%
48	Delta Air Lines, Inc. ●		569

	Utilities - 6.3%
33	Entergy Corp.		2,542
16	NextEra Energy, Inc.		827
38	PG&E Corp.		1,674
84	UGI Corp.		2,267
75	Xcel Energy, Inc.		1,638
			8,948
	Total common stocks
	(cost $135,300)		$141,225

	Total long-term investments
	(cost $135,300)		$141,225

SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $242,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $246)
$242	0.21%, 7/31/2010		$242
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $16, collateralized by FNMA
	2.91% - 4.50%, 2030 - 2040, value of $17)
16	0.21%, 7/31/2010		16
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $41,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $42)
41	0.21%, 7/31/2010		41
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$1, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $1)
1	0.19%, 7/31/2010		1
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $18, collateralized by FNMA
	3.50% - 4.00%, 2020 - 2040, value of $19)
18	0.21%, 7/31/2010		18
			318

	Total short-term investments
	(cost $318)		$318
	Total investments
	(cost $135,618) ▲	99.6%	$141,543
	Other assets and liabilities	0.4%	536
	Total net assets	100.0%	$142,079

2

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $135,969 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$16,461
Unrealized Depreciation	(10,887)
Net Unrealized Appreciation	$5,574

●	Currently non-income producing.

Θ	At July 31, 2010, these securities were designated to cover open call options written as follows:

							Unrealized
		Exercise Price/	Expiration	Number of	Market	Premiums	Appreciation
Issuer	Option Type	Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
Baker Hughes, Inc.	Equity	$49.00	08/23/2010	33	$5	$2	$(3)
Caterpillar, Inc.	Equity	$70.00	08/23/2010	22	4	2	(2)
CBS Corp.	Equity	$15.00	08/23/2010	104	6	3	(3)
eBay, Inc.	Equity	$23.00	08/23/2010	104	1	3	2
					$16	$10	$(6)
*  The number of contracts does not omit 000's.

Ø	At July 31, 2010, the maximum delivery obligation of the open put options written is $553. Securities valued at $3 collateralized the open put options written as follows:

							Unrealized
		Exercise Price/	Expiration	Number of	Market	Premiums	Appreciation
Issuer	Option Type	Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
Big Lots, Inc.	Equity	$27.50	08/23/2010	43	$–	$2	$2
Ford Motor Co.	Equity	$8.00	08/23/2010	133	–	3	3
Freeport-McMoRan Copper & Gold, Inc.	Equity	$47.50	08/23/2010	22	–	2	2
ITT Educational Services, Inc. Put	Equity	$75.00	08/23/2010	14	3	4	1
Mastercard, Inc.	Equity	$170.00	08/23/2010	7	–	2	2
					$3	$13	$10
*  The number of contracts does not omit 000's.

Futures Contracts Outstanding at July 31, 2010

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Month	Market Value ╪	Amount	(Depreciation)
S&P 500 Mini	26	Long	Sep 2010	$1,428	$1,404	$24

*	The number of contracts does not omit 000's

Cash of $117 was pledged as initial margin deposit for open futures contracts at July 31, 2010.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$141,225	$141,225	$–	$–
Short-Term Investments	318	–	318	–
Total	$141,543	$141,225	$318	$–
Futures *	24	24	–	–
Written Options *	12	12	–	–
Total	$36	$36	$–	$–
Liabilities:
Written Options *	8	8	–	–
Total	$8	$8	$–	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford Diversified International Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8%
	Australia - 1.6%
3	Caltex Australia Ltd.	$27
5	Coca-Cola Amatil Ltd.	47
12	Karoon Gas Australia Ltd. ●	75
9	Paladin Energy Ltd. ●	31
1	Rio Tinto Ltd.	47
4	Suncorp-Metway Ltd.	30
16	Toll Holdings Ltd.	86
		343
	Austria - 0.3%
2	OMV AG	59
–	Vienna Insurance Group	6
		65
	Belgium - 0.8%
17	Ageas	45
1	AGFA Gevaert N.V.	7
–	Anheuser-Busch InBev N.V.	20
2	Nyrstar N.V.	23
2	UCB S.A.	81
		176
	Brazil - 3.0%
4	B2W Companhia Global do Varejo	78
7	Banco do Estado do Rio Grande do Sul S.A.	60
2	Cetip S.A. - Balcao Organizado	16
2	Companhia Energetica de Minas Gerais	27
8	Companhia Energetica de Minas Gerais ADR	126
11	Itau Unibanco Banco Multiplo S.A. ADR	245
1	Itau Unibanco Holding S.A. ADR ■	22
2	Net Servicos de Comunicacao S.A. ●	18
3	PDG Realty S.A.	28
1	Tele Norte Leste Participacoes S.A. ADR	7
		627
	Canada - 3.9%
1	Agrium U.S., Inc.	55
2	Air Canada, Inc. ●	3
4	Barrick Gold Corp.	145
3	Consolidated Thompson Iron Mining Ltd. ●	20
1	First Quantum Minerals Ltd.	71
4	Ivanhoe Mines Ltd. ●	67
1	Kinross Gold Corp.	8
1	Magna International, Inc.	60
–	Magna International, Inc. Class A	14
6	Methanex Corp.	146
1	Potash Corp. of Saskatchewan, Inc.	85
1	Progress Energy Resources Co.	11
2	Research In Motion Ltd. ●	87
2	Sino Forest Corp. Class A ●	26
		798
	China - 4.3%
1	51job, Inc. ADR ●	24
253	Agricultural Bank of China ●	114
5	Airmedia Group, Inc. ●	18
1	AsiaInfo-Linkage, Inc. ●	10
20	BBMG Corp.	23
2	BYD Co., Ltd.	15
44	China Construction Bank	37
20	China Dongxiang Group Co.	11
224	China Hongxing Sports Ltd.	26
50	China Shanshui Cement Group	27
9	China Shenhua Energy Co., Ltd.	33
2	Ctrip.com International Ltd. ADR ●	72
28	Dongfeng Motor Group Co., Ltd.	39
78	Evergrande Real Estate Group, Ltd.	28
1	Focus Media Holding Ltd. ADR ●	13
19	Industrial and Commercial Bank of China	15
10	Jiangsu Express Co., Ltd.	10
42	Maoye International Holdings	17
24	People's Food Holdings	12
1	Perfect World Co., Ltd. ADR ●	15
67	PetroChina Co., Ltd.	77
–	PetroChina Co., Ltd. ADR	46
1	Shanda Interactive Entertainment Ltd. ADR ●	21
–	Sina Corp. ●	11
70	Sinotrans Ltd.	17
–	Sohu.com, Inc. ●	21
1	Tencent Holdings Ltd.	24
4	ZTE Corp.	11
		787
	Denmark - 0.7%
–	Carlsberg A/S Class B	31
5	DSV A/S	88
–	FLSmidth & Co. A/S	15
1	H. Lundbeck A/S	9
–	Novo Nordisk A/S	14
–	SimCorp	6
		163
	Finland - 0.8%
1	Elisa Oyj	15
–	Kone Oyj Class B	13
–	Metso Oyj	11
2	Nokia Oyj	15
2	Outotec Oyj	86
		140
	France - 9.1%
1	Air France	14
39	Alcatel S.A.	117
1	Alten	16
2	Altran Technologies S.A. ●	9
2	BNP Paribas	144
–	Bureau Veritas S.A.	15
1	Capital Gemini S.A.	34
1	Carrefour S.A.	60
–	Casino Guichard Perrachon S.A.	6
–	Cie Generale d'Optique Essilor International
	S.A.	19
5	Club Mediterranee ●	89
–	Dassault Systemes S.A.	24
–	Faiveley S.A.	7
2	France Telecom S.A.	40
2	Gaz de France	66
1	GFI Informatique	4
3	Groupe Danone	184
–	Ingenico S.A.	5
–	Ingenico S.A. Rights ⌂	–
1	Lagardere S.C.A.	27
1	Legrand S.A.	18
–	L'Oreal S.A.	25
–	LVMH Moet Hennessy Louis Vuitton S.A.	12
3	Peugeot S.A.	102
2	Pinault-Printemps-Redoute S.A.	204

1

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8% - (continued)
	France - 9.1% - (continued)
3	Renault S.A.	$116
1	Rhodia S.A.	17
–	Safran S.A.	13
–	Sanofi-Aventis S.A.	26
–	Schneider Electric S.A.	29
–	Seloger.com	6
1	Societe Generale Class A	54
11	Societe Industrielle D'Aviations Latecoere S.A.
	●	81
–	Sodexo	23
1	Thales S.A.	24
2	Total S.A.	87
1	Vallourec	84
1	Vinci S.A.	30
1	Vivendi S.A.	31
–	Zodiac Aerospace	6
		1,868
	Germany - 4.2%
–	Allianz SE	28
1	BASF SE	58
–	Bauer AG	8
–	Beiersdorf AG	14
–	Brenntag AG ●	20
3	Daimler AG	175
4	Deutsche Post AG	75
2	Deutsche Telekom AG	25
–	Fresenius Medical Care AG & Co.	21
–	Fresenius SE	9
1	Gerresheimer AG	30
1	HeidelbergCement AG	67
–	Hochtief AG	19
–	Linde AG	42
–	Metro AG	7
–	Muenchener Rueckversicherungs NPV	18
1	Praktiker Bau-Und Heimwerkermaerkte
	Holding AG	10
–	Rational AG	5
–	Rhoen-Klinikum AG	9
–	Salzgitter AG	15
1	SAP AG	54
1	Siemens AG	132
		841
	Greece - 0.2%
2	Hellenic Telecommunications Organization
	S.A.	13
1	Opap S.A.	14
		27
	Hong Kong - 5.8%
39	AAC Acoustic Technologies	69
9	Alibaba.com Ltd.	19
27	Anta Sports Products Ltd.	48
3	ASM Pacific Technology	30
22	BOC Hong Kong Holdings Ltd.	55
13	Cathay Pacific Airways Ltd.	29
30	China Green Holdings Ltd.	31
23	China High Precision Automation Group Ltd. ●	14
29	China Overseas Land & Investment Ltd.	62
9	Clear Media Ltd. ●	5
16	CNOOC Ltd.	26
6	Dah Sing Financial Group	37
10	Daphne International Holdings Ltd.	9
10	Esprit Holdings Ltd.	63
64	Golden Meditech Co., Ltd.	12
228	GOME Electrical Appliances Holdings Ltd.	79
46	Guangdong Investment Ltd.	23
79	Huabao International Holdings Ltd.	102
21	Li & Fung Ltd.	97
8	Ontime Department Store	9
42	Oriental Watch Holdings	12
296	Rexlot Holdings Ltd.	26
23	SJM Holdings Ltd.	20
50	Skyworth Digital Holdings Ltd.	36
–	SouthGobi Resources Ltd. ●	1
3	Sun Hung Kai Properties Ltd.	47
20	Uni-President China Holdings	11
15	Wharf Holdings Ltd.	84
5	Xinao Gas Holdings Ltd.	11
72	Xtep International Holdings Ltd.	52
		1,119
	India - 2.0%
1	Corp. Bank	18
1	HDFC Bank Ltd. ADR	82
1	Infosys Technologies Ltd.	36
11	Karnataka Bank Ltd.	41
6	Reliance Industries Ltd.	125
2	Reliance Industries Ltd. GDR ■	72
1	Tata Steel Ltd.	17
		391
	Indonesia - 0.5%
6	Indo Tambangraya Megah PT	27
144	PT XL Axiata Tbk ●	76
		103
	Ireland - 1.2%
8	AER Lingus ●	10
1	CRH plc	11
1	Elan Corp. plc ●	7
7	Elan Corp. plc ADR ●	35
4	Experian plc	42
4	Grafton Group plc	15
1	Kingspan Group plc	6
3	Ryanair Holdings plc ADR ●	88
		214
	Israel - 1.1%
1	Check Point Software Technologies Ltd. ADR
	●	27
4	Teva Pharmaceutical Industries Ltd. ADR	189
		216
	Italy - 2.7%
1	Banche Popolari Unite Scpa	14
2	Benetton Group S.p.A.	13
10	Bulgari S.p.A.	79
20	Enel S.p.A.	96
7	Eni S.p.A.	147
2	Finmeccanica S.p.A.	22
8	Intesa Sanpaolo	27
3	Mondadori (Arnoldo) Editore S.p.A.	10
11	Saras S.p.A.	20
47	Telecom Italia S.p.A.	52

2

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8% - (continued)
	Italy - 2.7% - (continued)
11	Unicredit S.p.A.	$31
		511
	Japan - 14.4%
1	Aeon Delight Co., Ltd.	15
–	Alfresa Holdings Corp.	9
–	Alpha Systems, Inc.	8
1	Astellas Pharma, Inc.	17
5	Bridgestone Corp.	84
1	Cawachi Ltd.	11
2	Chubu Steel Plate Co., Ltd.	10
1	Circle K Sunkus Co., Ltd.	19
1	Credit Saison Co., Ltd.	15
4	Culture Convenience Club Co., Ltd.	18
6	Daiichi Sankyo Co., Ltd.	108
2	Daito Trust Construction Co., Ltd.	94
–	Disco Corp.	18
1	Don Quijote Co.	35
1	DTS Corp.	14
4	Eisai Co., Ltd.	136
–	En-Japan, Inc.	9
1	Fuji Photo Film Co., Ltd.	17
2	Fujitsu Ltd.	16
–	Gendai Agency, Inc.	9
5	Higashi-Nippon bank Ltd.	10
21	Hino Motors Ltd.	94
–	Honda Motor Co., Ltd.	15
1	Honeys Co., Ltd.	16
3	Hudson Soft Co., Ltd.	9
–	Inpex Corp.	59
1	Japan Aviation Electronics Industry Ltd.	6
1	Japan Digital Laboratory Co., Ltd.	9
–	Japan Petroleum Exploration Co., Ltd.	12
–	Japan Tobacco, Inc.	42
–	KDDI Corp.	39
1	Kirin Brewery Co., Ltd.	19
2	Komatsu Ltd.	33
1	Komori Corp.	8
1	K's Holdings Corp.	13
1	Medipal Holdings Corp.	8
1	Meitec Corp.	13
3	Mitsubishi Corp.	70
57	Mitsubishi UFJ Financial Group, Inc.	281
10	Mitsui & Co., Ltd.	133
9	Mitsui O.S.K. Lines Ltd.	58
6	Nabtesco Corp.	95
–	Net One Systems Co., Ltd.	15
–	NEXT Co., Ltd.	10
1	Nishimatsuya Chain Co., Ltd.	12
2	Nissan Motor Co., Ltd.	17
–	Nitto Denko Corp.	7
1	NSD Co., Ltd.	13
–	NTT DoCoMo, Inc.	21
2	Oita Bank Ltd.	6
–	Okinawa Cellular Telephone Co.	6
–	Olympus Corp.	13
–	Opt, Inc.	6
–	Osaka Securities Exchange Co., Ltd.	20
–	Pal Co., Ltd.	16
–	Point, Inc.	17
–	Rohm Co., Ltd.	6
1	Roland Corp.	13
–	Ryohin Keikaku Co., Ltd.	15
–	Sammy NetWorks Co., Ltd.	9
–	Sbi Holdings, Inc.	17
–	Seven Bank Ltd.	17
1	Shimachu Co., Ltd.	9
1	Shin-Etsu Chemical Co., Ltd.	60
1	Shinko Plantech Co., Ltd.	11
5	Shionogi & Co., Ltd.	105
1	Showa Corp.	5
17	Showa Denko K.K.	33
1	Softbank Corp.	36
–	So-Net Entertainment Corp.	14
–	Sony Financial Holdings, Inc.	26
2	Square Enix Holdings Co., Ltd.	34
4	Sumco Corp.	81
2	Sumitomo Bakelite Co., Ltd.	10
26	Sumitomo Metal Industries	63
1	Sumitomo Mitsui Financial Group, Inc.	25
2	T&D Holdings, Inc.	35
6	Teijin Ltd.	17
2	The Tochigi Bank Ltd.	8
3	The Yamanashi Chuo Bank Ltd.	12
1	Toei Animation Co., Ltd.	8
2	Toho Holdings Co., Ltd.	33
12	Tokyo Gas Co., Ltd.	55
1	Tokyo Seimitsu Co., Ltd.	9
2	Toyota Motor Corp.	74
–	Tri-Stage, Inc. ●	7
1	Tsuruha Holdings, Inc.	19
–	Tsutsumi Jewelry Co., Ltd.	9
–	Works Application Co., Ltd.	11
3	Yamaha Motor Co., Ltd.	33
2	Yamazen Corp.	8
2	Yusen Air & Sea Service Co., Ltd.	30
1	Zuken, Inc.	8
		2,848
	Korea (republic of) - 0.4%
–	GS Home Shopping, Inc.	29
1	Korea Telecom Corp.	20
–	NHN Corp. ●	17
–	Posco Ltd.	13
		79
	Luxembourg - 0.2%
–	Millicom International Cellular S.A.	37

	Malaysia - 0.7%
229	AirAsia Berhad ●	108
13	CIMB Group Holdings Berhad	30
		138
	Mexico - 1.5%
4	America Movil S.A. de C.V. ADR	187
1	Coca Cola Femsa S.A.B-SP ADR	51
1	Fomento Economico Mexicano S.A.B. De
	C.V. ADR	24
6	Grupo Modelo S.A.B.	32
		294
	Netherlands - 3.2%
9	AerCap Holdings N.V. ●	116
1	ASML Holding N.V.	19

3

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8% - (continued)
	Netherlands - 3.2% - (continued)
4	European Aeronautic Defence and Space Co.
	N.V.	$94
–	Fugro N.V. - CVA	10
1	Heineken N.V.	67
9	ING Groep N.V.	85
2	Koninklijke (Royal) KPN N.V.	26
1	Koninklijke Philips Electronics N.V.	29
4	Qiagen N.V. ●	71
2	SBM Offshore N.V.	26
–	TNT N.V.	9
3	Unilever N.V. CVA	76
1	Wolters Kluwer N.V.	12
		640
	Norway - 0.4%
3	DNB Nor ASA	38
1	Frontline Ltd.	28
1	Telenor ASA	22
		88
	Papua New Guinea - 0.2%
8	Lihir Gold Ltd.	30

	Philippines - 0.1%
16	Metropolitan Bank and Trust	21

	Poland - 0.2%
–	Powszechny Zakland Ubezpieczen S.A. ●	42

	Portugal - 0.1%
1	Jeronimo Martins	11

	Russia - 0.6%
5	OAO Gazprom Class S ADR	116

	Singapore - 1.2%
78	Capitacommercial Trust	76
16	Indofood Agri Resources Ltd. ●	27
43	Olam International Ltd.	89
9	Oversea-Chinese Banking Corp., Ltd.	63
		255
	South Africa - 0.5%
–	AngloGold Ltd. ADR	8
6	MTN Group Ltd.	92
		100
	South Korea - 1.9%
1	Hyundai Development Co.	32
1	Kangwon Land, Inc.	20
1	LG Electronics, Inc.	48
–	LG Household & Health Care Ltd.	39
3	LG Telecom Ltd.	17
–	Samsung Electronics Co., Ltd.	53
–	Samsung Fire & Marine Insurance Co., Ltd.	17
1	Shinhan Financial Group Co., Ltd.	41
–	Shinhan Financial Group Co., Ltd. ADR	29
–	SK Telecom Co., Ltd.	18
1	Woongjin Coway Co., Ltd.	31
–	Yuhan Corp.	23
		368
	Spain - 1.8%
–	Abertis Infraestructuras S.A.	6
1	Almirall S.A.	13
1	Amadeus IT Holding S.A. ●	14
–	Industria de Diseno Textil S.A.	24
–	Prosegur Compania de Seguridad S.A.	8
2	Red Electrica Corporacion S.A.	74
5	Repsol YPF S.A.	114
5	Telefonica S.A.	110
		363
	Sweden - 1.8%
1	Assa Abloy Ab	25
2	Atlas Copco Ab	26
–	Elekta Ab	6
2	Hennes & Mauritz Ab	50
–	Hexagon Ab	8
6	Sandvik Ab	82
–	Swedish Match Ab	10
7	Telefonaktiebolaget LM Ericsson ADR	78
16	Telia Ab	113
		398
	Switzerland - 4.5%
2	ABB Ltd.	48
2	Adecco S.A.	83
1	Bank Sarasin & Cie AG	20
–	CIE Financiere Richemont S.A.	17
1	Credit Suisse Group AG	32
–	Galenica AG	6
2	Julius Baer Group Ltd.	60
–	Kuehne & Nagel International AG	51
–	Kuoni Reisen Holding AG	9
–	Lindt & Spruengli AG	9
2	Micronas Semiconductor Holding AG ●	10
1	Roche Holding AG	120
–	SGS S.A.	10
2	STMicroelectronics N.V.	16
1	Swiss Re (with rights)	38
3	Temenos Group AG ●	84
14	UBS AG	238
–	Zurich Financial Services AG	49
		900
	Taiwan - 1.5%
12	Acer, Inc.	32
8	Delta Electronics, Inc.	28
2	High Technology Computer Corp.	44
10	Hon Hai Precision Industry Co., Ltd. ●	40
3	Hon Hai Precision Industry Co., Ltd. GDR ■●	27
3	MediaTek, Inc.	41
3	RichTek Technology Corp. ●	25
13	Synnex Technology International Corp.	30
8	Taiwan Semiconductor Manufacturing Co.,
	Ltd.	15
12	WPG Holdings Co., Ltd. ●	24
		306
	Thailand - 0.8%
8	Advanced Info Service Public Co., Ltd.	23
3	Bangkok Bank plc	14
105	Bank of Ayudhya plc	67
40	Mcot PCL	32
40	Minor International PCL	14
		150

4

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8% - (continued)
	Turkey - 0.6%
1	Turkcell Iletisim Hizmetleri A.S. ADR	$15
21	Turkiye Garanti Bankasi A.S.	107
		122
	United Kingdom - 16.9%
7	Admiral Group plc	157
7	African Barrick Gold Ltd. ●	60
18	Arm Holdings plc	95
1	AstraZeneca plc	51
3	AstraZeneca plc ADR	136
–	Aveva Group plc	6
13	BAE Systems plc	65
35	Barclays Bank plc	182
7	BG Group plc	119
2	Bovis Homes Group	11
27	BP plc	174
2	Brit Insurance Holdings N.V.	34
3	British Airways plc	11
6	British American Tobacco plc	196
4	Brown (N) Group plc	14
1	Bunzl plc	7
1	Burberry Group plc	10
2	Capital Group plc	17
3	Catlin Group Ltd.	20
–	Chemring Group plc	5
2	Compass Group plc	18
1	Croda International plc	30
1	CSR plc ●	8
9	Ferrexpo plc	38
5	Fresnillo plc	82
10	Game Group plc	11
3	Group 4 Securicor plc	13
14	Hays plc	20
6	Home Retail Group	21
–	Homeserve plc	11
19	HSBC Holdings plc	194
4	Imperial Tobacco Group plc	115
–	Intertek Group plc	12
8	Kesa Electricals plc	16
17	Lancashire Holdings Ltd.	147
5	Land Securities Group plc	51
31	Logica plc	52
1	Mothercare plc	6
5	Paragon Group Companies plc	10
3	Persimmon plc	19
8	Prudential plc	70
4	Qinetiq Group plc	7
1	Reckitt Benckiser Group plc	31
11	Rexam plc	52
6	Rio Tinto plc	306
4	Rolls-Royce Group plc	33
–	Rotork plc	5
1	Serco Group plc	12
2	Severn Trent plc	45
–	Shire plc	7
9	SIG plc	14
–	SSL International plc	6
8	Standard Chartered plc	238
1	The Weir Group plc	12
–	Vedanta Resources plc	12
68	Vodafone Group plc	158
2	Wolfson Microelectronics plc ●	5
5	Xstrata plc	74
		3,331
	United States - 1.1%
–	Aegean Marine Petroleum Network	4
5	Cental Euro Distribution Corp. ●	134
1	China Medical Technologies, Inc. ADR	9
1	China Natural Gas ●	9
1	Netease.com, Inc. ●	23
1	Vanceinfo Technologies ADR ●	14
1	VimpelCom Ltd ADR ●	15
2	Weatherford International Ltd. ●	29
		237
	Total common stocks
	(cost $19,169)	$19,263

WARRANTS - 0.0%
	France - 0.0%
5	Latecoere	$1

	Thailand - 0.0%
4	Minor Int'l. PCL	1

	Total warrants
	(cost $–)	$2

EXCHANGE TRADED FUNDS - 0.5%
	United States - 0.5%
2	iShares MSCI EAFE Index Fund	110
	Total exchange traded funds
	(cost $103)	$110

	Total long-term investments
	(cost $19,272)	$19,375

SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 2.2%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $327,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $334)
$327	0.21%, 7/30/2010	$327
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $22, collateralized by FNMA
	2.91% - 4.50%, 2030 - 2040, value of $22)
22	0.21%, 7/30/2010	22
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $56,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $57)
56	0.21%, 7/30/2010	56

5

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.2% - (continued)
	Repurchase Agreements - 2.2% - (continued)
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$1, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $1)
$1	0.19%, 7/30/2010		$1
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $25, collateralized by FNMA
	3.50% - 4.00%, 2020 - 2040, value of $25)
25	0.21%, 7/30/2010		25
			431
	Total short-term investments
	(cost $431)		$431

	Total investments
	(cost $19,703) ▲	99.5%	$19,806
	Other assets and liabilities	0.5%	97
	Total net assets	100.0%	$19,903

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 95.7% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $20,826 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,081
Unrealized Depreciation	(2,101)
Net Unrealized Depreciation	$(1,020)

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $121, which represents 0.61% of total net assets.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
07/2010	–	Ingenico S.A. Rights	$–

The aggregate value of these securities at July 31, 2010 was $– which represents –% of total net assets.

6

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
British Pound	Brown Brothers Harriman	Buy	$39	$39	08/02/2010	$–
British Pound	Brown Brothers Harriman	Buy	10	10	08/03/2010	–
British Pound	Brown Brothers Harriman	Sell	16	16	08/03/2010	–
British Pound	HSBC Securities	Sell	25	25	08/04/2010	–
Canadian Dollar	Deutsche Bank Securities	Buy	4	4	08/03/2010	–
Danish Krone	UBS AG	Buy	11	11	08/03/2010	–
Euro	Banc of America Securities	Sell	48	44	08/24/2010	(4)
Euro	Banc of America Securities	Buy	48	46	08/24/2010	2
Euro	Brown Brothers Harriman	Buy	7	7	08/03/2010	–
Euro	Brown Brothers Harriman	Buy	6	6	08/04/2010	–
Euro	Goldman Sachs	Buy	332	313	08/12/2010	19
Euro	Goldman Sachs	Sell	332	344	08/12/2010	12
Euro	JP Morgan Securities	Buy	47	47	08/02/2010	–
Euro	Westpac International	Sell	5	5	08/02/2010	–
Hong Kong Dollar	Westpac International	Buy	17	17	08/02/2010	–
Japanese Yen	Brown Brothers Harriman	Sell	233	223	02/04/2011	(10)
Japanese Yen	Brown Brothers Harriman	Buy	19	18	02/04/2011	1
Japanese Yen	Citibank	Buy	6	5	02/04/2011	1
Japanese Yen	Citibank	Sell	8	7	02/04/2011	(1)
Japanese Yen	CS First Boston	Buy	2	2	08/03/2010	–
Japanese Yen	Goldman Sachs	Buy	25	25	08/03/2010	–
Japanese Yen	Goldman Sachs	Buy	57	54	08/11/2010	3
Japanese Yen	Goldman Sachs	Buy	24	24	02/04/2011	–
Japanese Yen	Goldman Sachs	Sell	231	219	08/11/2010	(12)
Japanese Yen	JP Morgan Securities	Buy	2	2	08/03/2010	–
Japanese Yen	Standard Chartered Bank	Sell	29	27	02/04/2011	(2)
Japanese Yen	Standard Chartered Bank	Buy	7	6	02/04/2011	1
Japanese Yen	State Street Global Markets LLC	Sell	9	9	08/02/2010	–
Japanese Yen	UBS AG	Sell	16	16	08/04/2010	–
Singapore Dollar	Deutsche Bank Securities	Buy	2	2	08/03/2010	–
Singapore Dollar	JP Morgan Securities	Sell	6	6	08/02/2010	–
South African Rand	UBS AG	Buy	1	1	08/05/2010	–
Swedish Krona	UBS AG	Buy	2	2	08/02/2010	–
Swiss Franc	Barclay Investment	Buy	16	16	08/04/2010	–
Swiss Franc	CS First Boston	Buy	14	14	08/02/2010	–
Turkish New Lira	CS First Boston	Sell	31	31	08/03/2010	–
						$10
╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

7

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Currency Concentration on Securities at July 31, 2010

Percentage of
Description	Net Assets
Australian Dollar	1.8%
Brazilian Real	1.0
British Pound	16.2
Canadian Dollar	1.9
Danish Kroner	0.7
Euro	23.1
Hong Kong Dollar	8.7
Indian Rupee	1.2
Indonesian New Rupiah	0.5
Japanese Yen	14.4
Malaysian Ringgit	0.7
Mexican New Peso	0.2
Norwegian Krone	0.4
Philippine Peso	0.1
Polish New Zloty	0.2
Republic of Korea Won	2.2
Singapore Dollar	1.4
South African Rand	0.5
Swedish Krona	1.4
Swiss Franc	4.4
Taiwanese Dollar	1.4
Thai Bhat	0.8
Turkish New Lira	0.5
United States Dollar	15.8
Other Assets and Liabilities	0.5
Total	100.0%

Diversification by Industry
as of July 31, 2010
Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer
Discretionary)	3.8%
Banks (Financials)	12.1
Capital Goods (Industrials)	8.5
Commercial & Professional Services (Industrials)	1.5
Consumer Durables & Apparel (Consumer
Discretionary)	2.4
Consumer Services (Consumer Discretionary)	1.5
Diversified Financials (Financials)	2.5
Energy (Energy)	7.1
Food & Staples Retailing (Consumer Staples)	1.1
Food, Beverage & Tobacco (Consumer Staples)	5.7
Health Care Equipment & Services (Health Care)	0.8
Household & Personal Products (Consumer Staples)	0.6
Insurance (Financials)	3.8
Materials (Materials)	9.9
Media (Consumer Discretionary)	1.1
Other Investment Pools and Funds (Financials)	0.5
Pharmaceuticals, Biotechnology & Life Sciences
(Health Care)	5.9
Real Estate (Financials)	2.2
Retailing (Consumer Discretionary)	4.5
Semiconductors & Semiconductor Equipment
(Information Technology)	2.2
Software & Services (Information Technology)	3.5
Technology Hardware & Equipment (Information
Technology)	3.3
Telecommunication Services (Services)	6.0
Transportation (Industrials)	3.5
Utilities (Utilities)	3.3
Short-Term Investments	2.2
Other Assets and Liabilities	0.5
Total	100.0%

8

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Australia	$343	$–	$343	$–
Austria	65	–	65	–
Belgium	176	–	176	–
Brazil	627	627	–	–
Canada	798	798	–	–
China	787	365	422	–
Denmark	163	–	163	–
Finland	140	–	140	–
France	1,868	85	1,783	–
Germany	841	39	802	–
Greece	27	–	27	–
Hong Kong	1,119	–	1,119	–
India	391	154	237	–
Indonesia	103	–	103	–
Ireland	214	133	81	–
Israel	216	216	–	–
Italy	511	–	511	–
Japan	2,848	–	2,848	–
Korea (republic of)	79	–	79	–
Luxembourg	37	37	–	–
Malaysia	138	–	138	–
Mexico	294	294	–	–
Netherlands	640	116	524	–
Norway	88	–	88	–
Papua New Guinea	30	–	30	–
Philippines	21	–	21	–
Poland	42	42	–	–
Portugal	11	–	11	–
Russia	116	116	–	–
Singapore	255	–	255	–
South Africa	100	8	92	–
South Korea	368	29	339	–
Spain	363	14	349	–
Sweden	398	78	320	–
Switzerland	900	–	900	–
Taiwan	306	27	279	–
Thailand	150	136	14	–
Turkey	122	15	107	–
United Kingdom	3,331	201	3,130	–
United States	237	237	–	–
Total	19,263	3,767	15,496	–
Exchange Traded Funds	110	110	–	–
Warrants	2	2	–	–
Short-Term Investments	431	–	431	–
Total	$19,806	$3,879	$15,927	$–
Forward Foreign Currency Contracts*	39	–	39	–
Total	$39	$–	$39	$–
Liabilities:
Forward Foreign Currency Contracts*	29	–	29	–
Total	$29	$–	$29	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

9

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in
	as of	Realized	Unrealized				Transfers	Transfers	Balance
	October	Gain	Appreciation	Net			Into	Out of	as of July
	31, 2009	(Loss)	(Depreciation)	Amortization	Purchases	Sales	Level 3	Level 3	31, 2010
Assets:
Common Stock	$—	$(5)	$5	$—	$—	$—	$—	$—	$—
Total	$—	$(5)	$5	$—	$—	$—	$—	$—	$—

10

The Hartford Dividend and Growth Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4%
	Automobiles & Components - 1.9%
695	Daimler AG	$37,524
678	Honda Motor Co., Ltd. ADR	21,540
1,480	Johnson Controls, Inc.	42,636
		101,700
	Banks - 5.0%
1,039	PNC Financial Services Group, Inc.	61,694
1,693	US Bancorp	40,453
5,710	Wells Fargo & Co.	158,352
		260,499
	Capital Goods - 9.3%
260	Caterpillar, Inc.	18,128
1,113	Cooper Industries plc Class A	50,270
1,187	Deere & Co.	79,149
657	General Dynamics Corp.	40,260
4,450	General Electric Co.	71,729
449	Illinois Tool Works, Inc.	19,514
689	Lockheed Martin Corp.	51,808
703	Northrop Grumman Corp.	41,206
1,286	Pentair, Inc.	43,974
641	Siemens AG ADR	62,427
		478,465
	Commercial & Professional Services - 0.9%
1,341	Waste Management, Inc.	45,530

	Diversified Financials - 6.9%
1,092	Ameriprise Financial, Inc.	46,290
5,723	Bank of America Corp.	80,357
187	Goldman Sachs Group, Inc.	28,203
2,714	JP Morgan Chase & Co.	109,308
823	Morgan Stanley	22,221
381	State Street Corp.	14,841
3,239	UBS AG ADR	54,961
		356,181
	Energy - 13.5%
1,226	Anadarko Petroleum Corp.	60,256
1,385	Baker Hughes, Inc.	66,849
1,061	Cenovus Energy, Inc.	29,918
2,499	Chevron Corp.	190,418
1,108	ConocoPhillips Holding Co.	61,206
979	EnCana Corp. ADR	29,883
2,423	Exxon Mobil Corp.	144,604
1,708	Marathon Oil Corp.	57,146
1,205	Total S.A. ADR	61,004
		701,284
	Food & Staples Retailing - 1.7%
1,125	CVS/Caremark Corp.	34,514
1,035	Wal-Mart Stores, Inc.	52,961
		87,475
	Food, Beverage & Tobacco - 4.2%
980	Nestle S.A. ADR	48,338
1,061	PepsiCo, Inc.	68,844
1,530	Philip Morris International, Inc.	78,076
894	Unilever N.V. NY Shares ADR	26,376
		221,634
	Health Care Equipment & Services - 2.9%
1,247	Cardinal Health, Inc.	40,228
379	Covidien plc	14,145
1,944	Medtronic, Inc.	71,851
808	UnitedHealth Group, Inc.	24,597
		150,821
	Household & Personal Products - 2.0%
629	Kimberly-Clark Corp.	40,306
1,057	Procter & Gamble Co.	64,666
		104,972
	Insurance - 5.1%
1,369	ACE Ltd.	72,674
1,140	Chubb Corp.	59,988
880	Marsh & McLennan Cos., Inc.	20,686
1,950	MetLife, Inc.	82,017
619	Transatlantic Holdings, Inc.	29,575
		264,940
	Materials - 4.0%
766	Agrium U.S., Inc.	48,245
1,137	Barrick Gold Corp.	46,731
1,191	Dow Chemical Co.	32,556
994	Owens-Illinois, Inc. ●	27,492
1,013	Rio Tinto plc ADR	52,579
		207,603
	Media - 3.2%
3,601	Comcast Corp. Class A	70,113
4,344	News Corp. Class A	56,692
1,308	Time Warner, Inc.	41,150
		167,955
	Pharmaceuticals, Biotechnology & Life Sciences - 11.1%
1,460	AstraZeneca plc ADR	73,648
2,270	Bristol-Myers Squibb Co.	56,566
2,972	Eli Lilly & Co.	105,814
1,559	Johnson & Johnson	90,557
3,178	Merck & Co., Inc.	109,500
7,892	Pfizer, Inc.	118,382
490	Teva Pharmaceutical Industries Ltd. ADR	23,941
		578,408
	Retailing - 2.5%
2,495	Buck Holdings L.P. ⌂●†	5,946
917	Gap, Inc.	16,612
2,373	Lowe's Co., Inc.	49,206
2,847	Staples, Inc.	57,869
		129,633
	Semiconductors & Semiconductor Equipment - 1.1%
733	Analog Devices, Inc.	21,763
1,413	Texas Instruments, Inc.	34,882
		56,645
	Software & Services - 6.7%
1,511	Accenture plc	59,912
1,113	Automatic Data Processing, Inc.	45,925
1,280	eBay, Inc. ●	26,761
1,223	IBM Corp.	157,085
2,157	Microsoft Corp.	55,675
		345,358
	Technology Hardware & Equipment - 4.4%
875	Avnet, Inc. ●	22,006
2,265	Cisco Systems, Inc. ●	52,242
2,421	Corning, Inc.	43,862
1,359	Hewlett-Packard Co.	62,550

1

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.4% - (continued)
	Technology Hardware & Equipment - 4.4% - (continued)
1,164	Qualcomm, Inc.		$44,340
			225,000
	Telecommunication Services - 3.8%
7,660	AT&T, Inc.		198,695

	Transportation - 2.3%
523	FedEx Corp.		43,165
1,167	United Parcel Service, Inc. Class B		75,855
			119,020
	Utilities - 5.9%
1,728	Dominion Resources, Inc.		72,538
1,475	Exelon Corp.		61,686
1,126	NextEra Energy, Inc.		58,890
1,146	PG&E Corp.		50,891
1,206	PPL Corp.		32,914
1,338	Xcel Energy, Inc.		29,420
			306,339
	Total common stocks
	(cost $4,742,844)		$5,108,157

WARRANTS - 0.0%
	Banks - 0.0%
214	Washington Mutual, Inc. Private Placement
	⌂●†		$–

	Total warrants
	(cost $–)		$–

	Total long-term investments
	(cost $4,742,844)		$5,108,157

SHORT-TERM INVESTMENTS - 1.4%
	Repurchase Agreements - 1.4%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $53,224,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $54,288)
$53,223	0.21%, 7/31/2010		$53,223
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in
	the amount of $3,571, collateralized by
	FNMA 2.91% - 4.50%, 2030 - 2040, value
	of $3,642)
3,571	0.21%, 7/31/2010		3,571
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $9,136,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $9,318)
9,136	0.21%, 7/31/2010		9,136
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$154, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $158)
154	0.19%, 7/31/2010		154
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $3,999,
	collateralized by FNMA 3.50% - 4.00%,
	2020 - 2040, value of $4,080)
3,999	0.21%, 7/31/2010		3,999
			70,083
	Total short-term investments
	(cost $70,083)		$70,083

	Total investments
	(cost $4,812,927) ▲	99.8%	$5,178,240
	Other assets and liabilities	0.2%	12,182
	Total net assets	100.0%	$5,190,422

2

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.9% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York  Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $4,849,594 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$520,505
Unrealized Depreciation	(191,859)
Net Unrealized Appreciation	$328,646

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at July 31, 2010, was $5,946, which represents 0.11% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	2,495	Buck Holdings L.P.	$2,133
04/2008	214	Washington Mutual, Inc. Private Placement Warrants	–

The aggregate value of these securities at July 31, 2010 was $5,946 which represents 0.11% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$5,108,157	$5,064,687	$37,524	$5,946
Warrants	–	–	–	–
Short-Term Investments	70,083	–	70,083	–
Total	$5,178,240	$5,064,687	$107,607	$5,946

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in
	as of	Realized	Unrealized					Transfers	Transfers	Balance
	October	Gain	Appreciation		Net			Into	Out of	as of July
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2010
Assets:
Common Stock	$3,346	$(14,184)	$17,965	*	$—	$—	$(1,181)	$—	$—	$5,946
Warrants	—	—	—		—	—	—	—	—	—
Total	$3,346	$(14,184)	$17,965		$—	$—	$(1,181)	$—	$—	$5,946

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $3,185.

4

The Hartford Equity Growth Allocation Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 92.2%
EQUITY FUNDS - 92.2%
966	The Hartford Capital Appreciation Fund,
	Class Y●		$31,232
251	The Hartford Capital Appreciation II Fund,
	Class Y●		3,028
851	The Hartford Disciplined Equity Fund,
	Class Y		9,593
192	The Hartford Dividend and Growth Fund,
	Class Y		3,298
411	The Hartford Equity Income Fund, Class Y		4,686
387	The Hartford Fundamental Growth Fund,
	Class Y		3,874
722	The Hartford Global Growth Fund, Class Y		9,748
427	The Hartford Global Research Fund, Class Y		3,658
196	The Hartford Growth Fund, Class Y		2,937
654	The Hartford Growth Opportunities Fund,
	Class Y		15,173
1,081	The Hartford International Opportunities Fund,
	Class Y		14,808
1,148	The Hartford International Small Company
	Fund, Class Y		12,642
185	The Hartford MidCap Fund, Class Y●		3,764
371	The Hartford MidCap Value Fund, Class Y		3,772
1,155	The Hartford Small Company Fund, Class Y●		19,814
760	The Hartford Small/Mid Cap Equity Fund,
	Class Y●		6,619
362	The Hartford SmallCap Growth Fund,
	Class Y●		9,118
3,984	The Hartford Value Fund, Class Y		40,358
273	The Hartford Value Opportunities Fund,
	Class Y		3,207
	Total equity funds
	(cost $210,241)		$201,329

	Total investments in affiliated investment
	companies
	(cost $210,241)		$201,329

EXCHANGE TRADED FUNDS - 8.0%
453	Powershares DB Commodity Index Tracking
	Fund		$10,379
160	SPDR DJ Wilshire International Real Estate		5,639
24	SPDR DJ Wilshire REIT		1,352
	Total exchange traded funds
	(cost $16,940)		$17,370

	Total long-term investments
	(cost $227,181)		$218,699

	Total investments
	(cost $227,181) ▲	100.2%	$218,699
	Other assets and liabilities	(0.2)%	(343)
	Total net assets	100.0%	$218,356

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $228,175 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,986
Unrealized Depreciation	(17,462)
Net Unrealized Depreciation	$(9,476)

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Equity Growth Allocation Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Affiliated Investment Companies	$201,329	$201,329	$–	$–
Exchange Traded Funds	17,370	17,370	–	–
Total	$218,699	$218,699	$–	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Equity Income Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6%
	Banks - 6.8%
357	PNC Financial Services Group, Inc.	$21,186
154	Toronto-Dominion Bank ADR	10,956
890	Wells Fargo & Co.	24,666
		56,808
	Capital Goods - 11.1%
322	3M Co.	27,501
120	Eaton Corp.	9,392
1,121	General Electric Co.	18,074
269	Illinois Tool Works, Inc.	11,710
152	PACCAR, Inc.	6,960
44	Schneider Electric S.A.	5,099
346	Tyco International Ltd.	13,260
		91,996
	Commercial & Professional Services - 3.0%
336	Republic Services, Inc.	10,692
430	Waste Management, Inc.	14,589
		25,281
	Consumer Durables & Apparel - 2.5%
285	Mattel, Inc.	6,026
262	Stanley Black & Decker, Inc.	15,213
		21,239
	Consumer Services - 1.9%
41	Darden Restaurants, Inc.	1,722
199	McDonald's Corp.	13,890
		15,612
	Diversified Financials - 7.5%
744	Bank of America Corp.	10,439
308	Bank of New York Mellon Corp.	7,733
137	Credit Suisse Group ADR	6,234
70	Goldman Sachs Group, Inc.	10,572
671	JP Morgan Chase & Co.	27,020
		61,998
	Energy - 14.6%
461	Chevron Corp.	35,156
308	ConocoPhillips Holding Co.	17,022
489	Exxon Mobil Corp.	29,179
338	Marathon Oil Corp.	11,299
241	Occidental Petroleum Corp.	18,797
199	Total S.A. ADR	10,085
		121,538
	Food & Staples Retailing - 1.0%
276	Sysco Corp.	8,554

	Food, Beverage & Tobacco - 7.3%
382	Altria Group, Inc.	8,454
294	General Mills, Inc.	10,048
545	Kraft Foods, Inc.	15,905
55	Lorillard, Inc.	4,224
163	PepsiCo, Inc.	10,554
216	Philip Morris International, Inc.	11,035
		60,220
	Household & Personal Products - 1.8%
231	Kimberly-Clark Corp.	14,788

	Insurance - 6.6%
304	ACE Ltd.	16,132
110	Allstate Corp.	3,106
302	Chubb Corp.	15,897
829	Marsh & McLennan Cos., Inc.	19,501
		54,636
	Materials - 3.9%
259	E.I. DuPont de Nemours & Co.	10,521
126	PPG Industries, Inc.	8,776
184	Sherwin-Williams Co.	12,751
		32,048
	Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
125	AstraZeneca plc ADR	6,305
417	Johnson & Johnson	24,212
761	Merck & Co., Inc.	26,217
1,491	Pfizer, Inc.	22,359
		79,093
	Retailing - 4.4%
368	Genuine Parts Co.	15,761
727	Home Depot, Inc.	20,738
		36,499
	Semiconductors & Semiconductor Equipment - 5.3%
326	Analog Devices, Inc.	9,682
608	Intel Corp.	12,517
463	Maxim Integrated Products, Inc.	8,120
387	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	3,906
415	Texas Instruments, Inc.	10,236
		44,461
	Software & Services - 2.4%
768	Microsoft Corp.	19,814

	Telecommunication Services - 2.6%
836	AT&T, Inc.	21,696

	Utilities - 6.4%
27	Alliant Energy Corp.	916
203	American Electric Power Co., Inc.	7,290
196	Dominion Resources, Inc.	8,213
76	Entergy Corp.	5,891
154	NextEra Energy, Inc.	8,030
213	Northeast Utilities	5,935
220	UGI Corp.	5,926
493	Xcel Energy, Inc.	10,839
		53,040
	Total common stocks
	(cost $798,438)	$819,321

	Total long-term investments
	(cost $798,438)	$819,321

SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 1.6%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $9,982,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $10,182)
$9,982	0.21%, 7/31/2010	$9,982
1

The Hartford Equity Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.6% - (continued)
	Repurchase Agreements - 1.6% - (continued)
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $670, collateralized by FNMA
	2.91% - 4.50%, 2030 - 2040, value of $683)
$670	0.21%, 7/31/2010		$670
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $1,713,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $1,748)
1,713	0.21%, 7/31/2010		1,713
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$29, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $30)
29	0.19%, 7/31/2010		29
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $750, collateralized by FNMA
	3.50% - 4.00%, 2020 - 2040, value of $765)
750	0.21%, 7/31/2010		750
			13,144
	Total short-term investments
	(cost $13,144)		$13,144

	Total investments
	(cost $811,582) ▲	100.2%	$832,465
	Other assets and liabilities	(0.2)%	(1,627)
	Total net assets	100.0%	$830,838

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.2% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $817,045 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$73,269
Unrealized Depreciation	(57,849)
Net Unrealized Appreciation	$15,420

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

The Hartford Equity Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$819,321	$814,222	$5,099	$–
Short-Term Investments	13,144	–	13,144	–
Total	$832,465	$814,222	$18,243	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
0.1%
	Finance and Insurance - 0.1%
	Bayview Financial Acquisition Trust
$2,600	2.48%, 05/28/2037 ⌂Δ	$22
	Helios Finance L.P.
4,306	2.69%, 10/20/2014 ■Δ	4,164
		4,186

	Total asset & commercial mortgage backed
	securities
	(cost $6,906)	$4,186

CORPORATE BONDS: INVESTMENT GRADE - 1.6%
	Beverage and Tobacco Product Manufacturing - 0.4%
	Anheuser-Busch InBev N.V.
$5,000	7.20%, 01/15/2014 ■	$5,789
8,000	7.75%, 01/15/2019 ■	9,963
		15,752
	Chemical Manufacturing - 0.3%
	Dow Chemical Co.
12,000	7.60%, 05/15/2014 ‡	14,009

	Information - 0.3%
	Time Warner Cable, Inc.
13,000	7.50%, 04/01/2014 ‡	15,270

	Mining - 0.5%
	Anglo American Capital plc
9,970	9.38%, 04/08/2014 ■	12,137
	Rio Tinto Finance USA Ltd.
9,660	8.95%, 05/01/2014 ‡	11,888
		24,025
	Petroleum and Coal Products Manufacturing - 0.1%
	Valero Energy Corp.
3,688	9.38%, 03/15/2019 ‡	4,685

	Total corporate bonds: investment grade
	(cost $61,627)	$73,741

CORPORATE BONDS: NON-INVESTMENT GRADE - 7.5%
	Accommodation and Food Services - 0.5%
	MGM Mirage, Inc.
$6,500	11.13%, 11/15/2017	$7,378
	Wynn Las Vegas LLC
9,500	6.63%, 12/01/2014	9,856
5,000	7.88%, 11/01/2017 ■	5,112
		22,346
	Air Transportation - 0.3%
	Delta Air Lines, Inc.
8,000	9.50%, 09/15/2014 ■	8,660
	United Air Lines, Inc.
3,898	10.40%, 11/01/2016 ‡	4,249
		12,909
	Arts, Entertainment and Recreation - 0.5%
	FireKeepers Development Authority
5,845	13.88%, 05/01/2015 ■	6,839
	Marquee Holdings, Inc.
9,215	9.51%, 08/15/2014 ‡	7,579
	XM Satellite Radio, Inc.
6,200	11.25%, 06/15/2013 ■	6,742
1,500	13.00%, 08/01/2013 ■	1,699
		22,859
	Beverage and Tobacco Product Manufacturing - 0.2%
	Constellation Brands, Inc.
8,850	8.38%, 12/15/2014 ‡	9,558

	Chemical Manufacturing - 0.5%
	Lyondell Chemical Co.
20,000	11.00%, 05/01/2018 ‡	21,525

	Finance and Insurance - 0.1%
	Ford Motor Credit Co.
4,000	12.00%, 05/15/2015 ‡	4,761

	Food Manufacturing - 0.3%
	Dole Food Co., Inc.
2,090	13.88%, 03/15/2014	2,518
	Smithfield Foods, Inc.
9,000	10.00%, 07/15/2014 ■	10,058
		12,576
	Food Services - 0.3%
	Aramark Corp.
12,000	8.50%, 02/01/2015 ‡	12,405

	Health Care and Social Assistance - 0.7%
	DaVita, Inc.
12,172	6.63%, 03/15/2013 ‡	12,340
	DJO Finance LLC
3,150	10.88%, 11/15/2014 ‡	3,382
	HCA, Inc.
6,000	6.75%, 07/15/2013 ‡	6,060
	HealthSouth Corp.
6,360	10.75%, 06/15/2016 ‡	6,917
	Select Medical Corp.
5,000	7.63%, 02/01/2015	4,787
		33,486
	Information - 1.9%
	Cricket Communications, Inc.
6,745	7.75%, 05/15/2016 ‡	6,981
	CSC Holdings LLC
14,265	8.50%, 04/15/2014	15,406
	Frontier Communications Corp.
4,000	8.25%, 05/01/2014 ‡	4,300
	Intelsat Subsidiary Holding Co.
1,000	8.50%, 01/15/2013 ‡	1,015
4,000	8.88%, 01/15/2015 ■	4,130
	Level 3 Financing, Inc.
6,826	4.14%, 02/15/2015 ‡Δ	5,478
	Mediacom Broadband LLC
4,025	8.50%, 10/15/2015 ‡	4,055
	MetroPCS Wireless, Inc.
10,300	9.25%, 11/01/2014 ‡	10,764
	New Communications Holdings
3,000	7.88%, 04/15/2015 ■	3,172

1

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 7.5% -
(continued)
	Information - 1.9% - (continued)
	Qwest Corp.
$9,945	8.88%, 03/15/2012 ‡	$10,753
	Videotron Ltee
9,909	6.88%, 01/15/2014 ‡	10,082
	Wind Acquisition Finance S.A.
3,500	11.75%, 07/15/2017 ■	3,719
	Windstream Corp.
9,500	8.13%, 08/01/2013	10,118
		89,973
	Mining - 0.3%
	Consol Energy, Inc.
5,785	8.00%, 04/01/2017 ■	6,147
	Freeport-McMoRan Copper & Gold, Inc.
9,000	8.25%, 04/01/2015 ‡	9,765
		15,912
	Motor Vehicle & Parts Manufacturing - 0.6%
	American Axle & Manufacturing Holdings,
	Inc.
3,000	5.25%, 02/11/2014	2,708
	American Axle & Manufacturing, Inc.
8,858	9.25%, 01/15/2017 ■	9,544
	Tenneco Automotive, Inc.
6,155	10.25%, 07/15/2013 ‡	6,278
	UCI Holdco, Inc.
7,625	8.54%, 12/15/2013 ‡Δ	7,465
		25,995
	Paper Manufacturing - 0.2%
	Georgia-Pacific LLC
4,000	8.13%, 05/15/2011 ‡	4,120
6,980	9.50%, 12/01/2011 ‡	7,504
		11,624
	Petroleum and Coal Products Manufacturing - 0.3%
	Inergy L.P.
1,179	8.25%, 03/01/2016 ‡	1,238
4,835	8.75%, 03/01/2015 ‡	5,137
	Western Refining, Inc.
8,000	10.75%, 06/15/2014 ■Δ	7,280
		13,655
	Professional, Scientific and Technical Services - 0.3%
	Affinion Group, Inc.
8,875	10.13%, 10/15/2013 ‡	9,141
3,305	11.50%, 10/15/2015 ‡	3,495
		12,636
	Retail Trade - 0.5%
	Amerigas Partners L.P.
7,375	7.13%, 05/20/2016 ‡	7,633
	Nebraska Book Co.
2,000	10.00%, 12/01/2011	2,030
	Supervalu, Inc.
6,000	8.00%, 05/01/2016 ‡	6,045
	Yankee Acquisition Corp.
9,000	8.50%, 02/15/2015	9,270
		24,978
	Total corporate bonds: non-investment grade
	(cost $326,481)	$347,198

SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADE♦ -
0.1%
	Real Estate and Rental and Leasing - 0.1%
	International Lease Finance Corp.
$6,346	7.00%, 03/17/2016 ±	$6,378

	Total senior floating rate interests:
	investment grade
	(cost $6,227)	$6,378

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 84.8%
	Accommodation and Food Services - 1.7%
	Harrah's Operating Co., Inc.
$40,000	3.50%, 01/28/2015 ±	$34,315
25,124	9.50%, 10/31/2016 ±	25,631
	Las Vegas Sands Corp.
1,970	2.07%, 05/23/2013 ±	1,829
	Las Vegas Sands Corp., Delayed Draw Term
	Loan 1
3,644	2.07%, 05/23/2014 ±	3,384
	Las Vegas Sands Corp., Term Loan B
14,247	2.07%, 05/23/2014 ±	13,227
		78,386
	Administrative Waste Management and Remediation -
	3.4%
	Acosta, Inc.
24,801	2.57%, 07/29/2013 ±☼	23,352
	Affinion Group, Inc.
44,888	5.00%, 10/09/2016 ±	42,989
	Affinion Group, Inc., Unsecured Term Loan
18,732	8.39%, 05/17/2012 ±	18,030
	Brickman Group Holdings, Inc.
12,677	2.53%, 01/23/2014 ±	11,853
	Energy Solutions LLC, Add-On Letter of
	Credit
1,514	3.15%, 06/07/2013 ±	1,501
	Fleetcor Technologies Operating Co. LLC,
	Tranche 1 Term Loan
12,727	2.60%, 04/30/2013 ±	12,260
	Fleetcor Technologies Operating Co. LLC,
	Tranche 2 Term Loan
3,496	2.60%, 04/30/2013 ±	3,368
	Ozburn-Hessey Holding Co. LLC
11,571	5.50%, 04/01/2016 ±	11,513
1,200	9.50%, 10/01/2016 ±	1,179
	Sabre, Inc.
11,395	2.37%, 09/30/2014 ±	10,308
	Synagro Technologies, Inc.
8,346	2.35%, 03/28/2014 ±	6,976
910	5.10%, 09/28/2014 ±	698
	TransUnion LLC
10,656	6.75%, 06/15/2017 ±	10,729
		154,756
	Agriculture, Construction, Mining and Machinery - 1.0%
	Goodyear Engineered Products
3,000	6.09%, 07/31/2015 ±	2,263
	Goodyear Engineered Products, Delayed
	Delivery Term Loan
3,841	2.84%, 07/31/2014 ±	3,264

2

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 84.8% - (continued)
	Agriculture, Construction, Mining and Machinery - 1.0% -
	(continued)
	Goodyear Engineered Products, First Lien
$27,240	2.84%, 07/31/2014 ±	$23,147
	Lincoln Industries Corp.
7,000	6.09%, 01/10/2015 ±⌂	6,125
	Lincoln Industries Corp., Firest Lien
	Delayed Draw
860	3.60%, 07/11/2014 ±	800
	Lincoln Industries Corp., First Lien Term
	Loan
2,228	3.60%, 07/11/2014 ±	2,072
	Nacco Material Handling Group
11,581	2.25%, 03/22/2013 ±☼	10,336
		48,007
	Agriculture, Forestry, Fishing and Hunting - 0.3%
	WM Bolthouse Farms, Inc.
13,000	9.50%, 08/11/2016 ±	12,925

	Air Transportation - 3.2%
	AWAS Aviation Holdings LLC
10,000	7.75%, 06/01/2016 ±☼	10,044
	Delta Air Lines, Inc.
15,718	2.26%, 04/30/2012 ±	14,937
13,973	3.59%, 04/30/2014 ±	12,669
9,270	8.75%, 09/27/2013 ±	9,320
	MacQuarie Aircraft Leasing Finance S.A.
13,724	1.81%, 11/29/2013 ±⌂☼	12,625
9,792	4.32%, 11/29/2013 ±⌂	8,030
	United Air Lines, Inc.
75,458	2.38%, 02/01/2014 ±☼	67,696
	US Airways Group, Inc.
14,686	2.83%, 03/23/2014 ±☼	12,162
		147,483
	Apparel Manufacturing - 0.2%
	Phillips Van-Heusen Corp.
8,583	4.75%, 05/06/2016 ±	8,614

	Arts, Entertainment and Recreation - 7.1%
	24 Hour Fitness Worldwide, Inc.
32,000	6.75%, 04/15/2016 ±	29,667
	AMC Entertainment Holdings, Inc.
17,946	5.54%, 06/13/2012 ±	17,408
	Anheuser-Busch Cos., Inc.
8,612	5.75%, 06/15/2016 ±	8,609
	Canwest MediaWorks L.P.
12,275	9.00%, 06/13/2016 ±	12,217
	Caribe Information Investment, Inc.
11,231	2.71%, 03/29/2013 ±⌂	8,564
	Cedar Fair L.P.
32,000	4.00%, 12/15/2016 ◊☼	32,103
	Cengage
30,566	3.03%, 07/05/2014 ±☼	27,045
	Cenveo, Inc., Delayed Draw Term Loan
267	5.04%, 06/21/2013 ±☼	262
	Cenveo, Inc., Term Loan C
12,738	5.04%, 06/21/2013 ±☼	12,496
	Chester Downs and Marina LLC
11,700	12.38%, 07/31/2016 ±	11,686
	Dex Media West LLC
15,357	7.50%, 10/24/2014 ±	13,676
	F & W Publications, Inc.
3,898	7.75%, 06/09/2014 ±	3,128
1,575	15.00%, 12/09/2014 ±	728
	Gatehouse Media Operating, Inc.
11,852	2.33%, 08/05/2014 ±	4,744
3,305	2.34%, 08/05/2014 ±	1,323
	Golden Nugget, Inc.
1,440	2.66%, 06/22/2014 ±	1,165
2,529	3.32%, 06/22/2014 ±	2,046
	Greenwood Racing, Inc.
10,601	2.57%, 11/14/2011 ±	10,239
	Penn National Gaming, Inc.
15,000	2.11%, 10/03/2012 ±☼	14,652
	Penton Media, Inc.
8,832	5.00%, 08/01/2014 ±	6,226
	Pittsburgh Casino
6,965	9.25%, 02/19/2013 ±	6,756
	R.H. Donnelley, Inc.
8,138	7.89%, 10/24/2014 ±	7,165
	Six Flags, Inc.
27,000	6.25%, 06/30/2016 ±	26,683
	Spanish Broadcasting System, Inc.
3,000	1.75%, 06/10/2012 ⌂◊☼	2,704
	Universal City Development Partners Ltd.
11,010	5.50%, 11/06/2014 ±	11,000
	Univision Communications
5,000	2.57%, 09/29/2014 ±☼	4,364
	Venetian Macau Ltd., Delayed Draw Term
	Loan
14,982	5.04%, 05/25/2012 ±	14,744
	Venetian Macau Ltd., Term Loan
25,770	5.04%, 05/25/2013 ±	25,361
	Venetian Macau Ltd., Term Loan B Add-On
10,711	5.04%, 05/25/2013 ±	10,541
		327,302
	Beverage and Tobacco Product Manufacturing - 0.2%
	Van Houtte, Inc.
2,000	6.03%, 01/19/2015 ±	1,898
	Van Houtte, Inc., First Lien Term Loan
4,313	3.03%, 07/09/2014 ±☼	4,166
	Van Houtte, Inc., Second Lien Term Loan
588	3.03%, 07/09/2014 ±☼	568
		6,632
	Chemical Manufacturing - 5.2%
	Arizona Chemical Co.
7,834	2.54%, 02/27/2013 ±	7,364
11,250	6.04%, 02/27/2014 ±	10,444
	Brenntag Group
10,000	6.47%, 12/31/2015 ±	9,800
	Cognis GMBH
11,000	2.54%, 09/15/2013 ±	10,775
	Columbian Chemicals Co.
13,372	6.56%, 03/15/2013 ±	13,105

3

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 84.8% - (continued)
		Chemical Manufacturing - 5.2% - (continued)
		Hexion Specialty Chemicals
	$2,642	4.13%, 05/05/2015 ±	$2,510
	970	4.31%, 05/05/2015 ±	907
EUR	1,828	4.79%, 05/05/2015 ±	2,173
		Hexion Specialty Chemicals, Tranche C-1B
		Term Loan Ext
	56,693	4.31%, 05/05/2015 ±☼	53,764
		Hexion Specialty Chemicals, Tranche C-2B
		Term Loan Ext
	24,798	4.31%, 05/05/2015 ±☼	23,516
		Huntsman International LLC
	12,702	2.21%, 04/19/2014 ±	11,916
	5,608	2.38%, 06/30/2016 ±	5,317
		Ineos Group
	32,000	7.50%, 12/16/2013 ±	31,560
	36,580	8.00%, 12/16/2014 ±	36,077
		Lyondell Chemical Co.
	9,454	5.50%, 04/08/2016 ±	9,510
		MacDermid, Inc.
	12,793	2.32%, 04/12/2014 ±	11,825
			240,563
		Computer and Electronic Product Manufacturing - 1.3%
		Freescale Semiconductor, Inc.
	56,271	4.60%, 12/01/2016 ±	51,661
		Spansion LLC
	9,975	7.50%, 02/01/2015 ±	9,931
			61,592
		Construction - 0.1%
		Contech Construction Products
	6,981	2.34%, 01/31/2013 ±	5,768

		Finance and Insurance - 5.3%
		AGFS Funding Co.
	21,560	7.25%, 04/21/2015 ±	21,295
		BNY Convergex Group LLC
	2,192	3.32%, 09/30/2013 ±	2,104
	1,000	7.07%, 04/02/2014 ±	927
		BNY Convergex Group LLC & EZE Castle
		Software
	16,745	3.32%, 08/30/2013 ±	16,075
		Buckeye Check Cashing, Inc.
	7,244	2.97%, 05/01/2012 ±⌂	4,057
		CB Richard Ellis Service, Term Loan B1
	5,162	6.00%, 12/20/2015 ±	5,154
		CB Richard Ellis Service, Tranche B1-A
	1,995	6.00%, 12/20/2015 ±	1,988
		HMSC Corp.
	3,826	2.57%, 04/03/2014 ±⌂	3,035
		Hub International Holdings, Inc.
	14,621	3.03%, 06/12/2014 - 06/14/2014 ±	13,287
	13,888	6.75%, 06/13/2014 ±	13,323
		Interactive Data Corp.
	18,000	6.75%, 02/01/2017 ±☼	18,062
		LPL Holdings, Inc.
	1,426	2.21%, 12/18/2014 ±	1,358
	4,488	4.25%, 06/25/2015 ±	4,309
	11,970	5.25%, 06/28/2017 ±	11,820
		MacAndrews Amg Holdings LLC
	8,464	6.28%, 04/17/2012 ±⌂	6,517
		MSCI, Inc.
	26,378	4.75%, 06/01/2016 ±	26,452
		N.E.W. Holdings I LLC
	14,786	5.65%, 03/23/2016 ±	14,517
		Nuveen Investments, Inc.
	88,343	3.51%, 11/13/2014 ±	78,360
	3,350	12.50%, 07/31/2015 ±	3,647
			246,287
		Food Manufacturing - 3.4%
		American Seafoods Group, Term Loan B
	29,652	5.50%, 05/07/2015 ±	29,491
		Dole Food Co., Inc.
	17,342	5.02%, 03/03/2017 ±	17,338
	6,982	5.04%, 03/03/2017 ±	6,980
	3,197	7.94%, 04/12/2013 ±	3,196
		Pinnacle Foods
	34,958	2.85%, 03/30/2014 ±	32,832
	8,360	7.50%, 04/02/2014 ±	8,367
		Roundy's Supermarkets, Inc.
	48,789	7.00%, 11/03/2013 ±	48,607
		Shearer's Foods, Inc.
	11,970	6.75%, 03/31/2015 ±	11,611
			158,422
		Health Care and Social Assistance - 7.5%
		AGA Medical Corp.
	7,551	2.56%, 04/26/2013 ±	6,862
		Ardent Health Services LLC
	13,267	6.50%, 09/15/2015 ±	12,935
		ATI Holdings LLC
	11,172	7.50%, 03/14/2016 ±	10,767
		Community Health Systems, Inc., Delayed
		Draw Term Loan
	2,024	2.79%, 07/25/2014 ±☼	1,916
		Community Health Systems, Inc., Term
		Loan B
	40,154	2.79%, 07/25/2014 ±☼	38,007
		DJO Finance LLC
	7,291	3.32%, 04/07/2013 ±	6,919
		Golden Gate National
	5,700	3.07%, 03/14/2011 ±☼	5,514
	10,700	8.07%, 09/30/2011 ±	10,326
		HCA, Inc.
	21,594	2.78%, 11/17/2013 ±☼	20,796
	27,805	3.78%, 03/31/2017 ±	27,037
		HealthSouth Corp.
	9,218	2.79%, 03/10/2013 ±☼	8,918
	8,472	4.29%, 09/10/2015 ±☼	8,435
		IASIS Healthcare Capital Corp.
	559	2.33%, 03/17/2014 ±	526
	15,691	5.73%, 06/13/2014 ±	14,723
		IASIS Healthcare Capital Corp., Delayed
		Draw Term Loan
	2,132	2.32%, 03/17/2014 ±	2,008

4

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 84.8% - (continued)
	Health Care and Social Assistance - 7.5% - (continued)
	IASIS Healthcare Capital Corp., Term Loan
	B
$6,161	2.32%, 03/17/2014 ±	$5,801
	IMS Health, Inc.
13,714	5.25%, 02/15/2016 ±	13,687
	Inverness Medical Innovation, Inc.
7,815	2.42%, 06/27/2014 ±☼	7,487
17,628	4.57%, 06/26/2015 ±	17,121
	Multiplan Corp.
12,696	3.63%, 04/12/2013 ±	12,545
	Multiplan, Inc.
9,326	4.25%, 04/12/2013 ±	9,244
	National Mentor
450	2.23%, 06/27/2013 ±	392
7,205	2.54%, 06/27/2013 ±	6,268
	National Renal Institutes, Inc.
8,491	9.00%, 03/31/2013 ±	8,257
	Orthofix Holdings, Inc.
9,169	6.75%, 09/22/2013 ±	8,993
	Renal Advantage, Inc.
9,000	6.00%, 06/03/2016 ±	8,977
	Select Medical Corp., Extended Add-On
2,237	4.23%, 08/22/2014 ±	2,158
	Select Medical Corp., Extended Term Loan
10,302	4.23%, 08/22/2014 ±	9,938
	Sheridan Group, Inc.
11,614	2.72%, 06/15/2014 ±	10,830
	United Surgical Partners International
1,456	2.33%, 04/19/2014 ±	1,353
7,709	2.41%, 04/19/2014 ±	7,159
	Vanguard Health Holdings Co. II LLC
11,970	5.00%, 01/29/2016 ±	11,815
	Warner Chilcott, Inc.
10,595	5.50%, 10/30/2014 ±☼	10,555
	Warner Chilcott, Inc., Term B-2
	Commitment
9,090	5.75%, 04/30/2015 ±☼	9,056
	Warner Chilcott, Inc., Term Loan B
5,437	5.75%, 04/30/2015 ±☼	5,416
	Warner Chilcott, Inc., Term Loan B Add-On
5,083	5.75%, 04/30/2015 ±☼	5,064
		347,805
	Information - 17.3%
	Alaska Communication Systems Holdings,
	Inc., Incremental Term Loan
2,918	2.28%, 02/01/2012 ±	2,827
	Alaska Communication Systems Holdings,
	Inc., Term Loan
4,280	2.28%, 02/01/2012 ±	4,146
	Aspect Software, Inc.
24,938	6.25%, 05/07/2016 ±	24,501
	Avaya, Inc.
11,931	3.26%, 10/24/2014 ±	10,585
	CDW Corp.
90,527	4.34%, 10/10/2014 ±	81,955
	Ceridian Corp.
37,615	3.33%, 11/09/2014 ±	33,907
	Charter Communications Operating LLC
6,087	2.32%, 03/06/2014 ±	5,770
65,802	3.79%, 09/01/2016 ±	62,737
14,818	9.25%, 03/06/2014 ±	15,080
	Cincinnati Bell, Inc.
14,963	6.50%, 06/11/2017 ±	14,720
	CMP Susquehanna Corp.
8,257	2.38%, 05/06/2013 ±	7,290
	Cumulus Media, Inc.
10,289	4.10%, 06/07/2013 ±	9,208
	CW Media Holdings, Inc.
7,271	3.29%, 02/15/2015 ±	7,171
	Emdeon Business Services LLC
3,891	2.05%, 11/16/2013 ±	3,741
11,065	5.41%, 05/16/2014 ±	10,699
	Fidelity National Information Services, Inc.
5,950	5.25%, 07/18/2016 ±	5,981
	First Data Corp.
89,923	3.08%, 09/24/2014 ±	78,065
	Infor Global Solutions
970	5.07%, 07/28/2015 ±	893
2,000	5.85%, 03/02/2014 ±	1,385
23,872	6.01%, 12/01/2013 ±☼	22,022
12,316	6.07%, 07/28/2015 ±☼	11,361
3,000	6.57%, 03/02/2014 ±	2,153
	Intelsat Bermuda Ltd.
1,259	3.03%, 07/03/2012 ±	1,213
	Intelsat Bermuda Ltd., Term Loan B-2A
9,661	3.03%, 01/03/2014 ±	9,105
	Intelsat Bermuda Ltd., Term Loan B-2B
9,654	3.03%, 01/03/2014 ±	9,099
	Intelsat Bermuda Ltd., Term Loan B-2C
9,654	3.03%, 01/03/2014 ±	9,099
	Intelsat Ltd.
3,369	3.03%, 07/03/2012 ±	3,158
23,926	3.53%, 02/01/2014 ±	22,305
	Kronos, Inc.
4,639	2.53%, 06/12/2014 ±	4,335
	LBI Media, Inc.
8,817	1.82%, 05/01/2012 ±⌂	8,178
	Level 3 Communications Corp.
49,441	2.72%, 03/01/2014 ±	44,277
8,310	11.50%, 03/13/2014 ±☼	8,959
	Mediacom Broadband LLC
1,301	2.06%, 01/31/2015 ±	1,204
33,475	4.50%, 10/23/2017 - 12/30/2017 ±	31,581
	Mediacom LLC
6,714	2.06%, 01/31/2015 ±	6,130
6,948	5.50%, 03/31/2017 ±	6,765
	MetroPCS Wireless, Inc.
12,829	2.63%, 11/04/2013 ±	12,477
	Ntelos, Inc.
15,690	5.75%, 08/07/2015 ±☼	15,700
	Raycom TV Broadcasting, Inc.
14,158	1.88%, 06/25/2014 ±⌂	13,025

5

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 84.8% - (continued)
	Information - 17.3% - (continued)
	RCN Corp.
$9,021	2.69%, 04/19/2014 ±	$8,863
4,800	4.50%, 03/05/2016 ◊☼	4,712
	Savvis Communications Corp.
4,000	5.00%, 07/31/2016 ◊☼	3,937
	Securus Technologies, Inc.
11,049	8.00%, 10/31/2014 ±	11,049
	Sinclair Broadcast Group, Inc.
12,797	6.75%, 10/29/2015 ±☼	12,877
	SkillSoft Corp.
10,000	6.50%, 05/26/2017 ±	10,000
	TransFirst Holdings, Inc.
15,100	3.08%, 06/12/2014 ±	13,627
1,079	7.08%, 06/12/2015 ±	887
	TWCC Holding Corp.
16,684	5.00%, 09/14/2015 ±	16,673
	UPC Financing Partnership
13,122	4.25%, 12/31/2016 - 12/31/2017 ±☼	12,383
	Verint Systems, Inc.
12,932	2.58%, 05/23/2014 ±☼	12,231
	West Corp.
17,039	2.75%, 10/24/2013 ±	16,114
17,558	4.25%, 07/15/2016 ±	17,000
7,824	7.25%, 10/24/2013 ±	7,803
	WideOpenWest Finance LLC
14,663	2.86%, 07/01/2014 ±	13,612
4,986	6.60%, 06/29/2015 ±	4,369
12,591	6.88%, 06/28/2014 ±	12,324
		801,268
	Miscellaneous Manufacturing - 1.3%
	DAE Aviation Holdings, Inc., Term Loan B1
9,169	4.23%, 09/27/2014 ±	8,260
	DAE Aviation Holdings, Inc., Term Loan B2
8,901	4.23%, 09/27/2014 ±	8,018
	Graham Packaging Co., Inc.
32,261	6.75%, 04/15/2014 ±	32,432
	Provo Craft and Novelty, Inc.
12,000	8.00%, 03/22/2016 ±⌂	11,670
		60,380
	Motor Vehicle & Parts Manufacturing - 4.8%
	Accuride Corp.
5,300	9.75%, 06/30/2013 ◊Ψ	5,276
	AM General LLC
657	3.33%, 09/30/2012 ±⌂	588
12,508	3.45%, 09/30/2013 ±⌂	11,195
	Dana Holding Corp.
85,430	4.71%, 01/31/2015 ±	83,460
	Federal Mogul Corp.
14,104	2.28%, 12/27/2015 ±	12,663
27,644	2.29%, 12/27/2014 ±	24,819
	Ford Motor Co., Term Loan
18,766	3.35%, 12/16/2013 ±	18,205
	Ford Motor Co., Term Loan B2
40,618	3.35%, 12/15/2013 ±☼	39,067
	Navistar Financial Corp.
28,141	2.23%, 12/16/2012 ±	27,226
		222,499
	Other Services - 0.5%
	Rental Service Corp.
25,017	4.04%, 11/27/2013 ±	23,595

	Paper Manufacturing - 0.6%
	Georgia-Pacific Corp.
9,000	2.53%, 12/20/2012 ±☼	8,855
	Smurfit-Stone Container Enterprise
20,000	6.75%, 02/22/2016 ±	20,050
		28,905
	Petroleum and Coal Products Manufacturing - 3.3%
	Atlas Pipeline Partners L.P.
29,755	6.75%, 07/27/2014 ±	29,700
	Big West Oil LLC
11,471	12.00%, 07/23/2015 ±Ψ	11,529
	Calumet Lubricants Co., L.P.
2,610	4.38%, 12/29/2014 ±	2,385
19,279	4.44%, 01/03/2015 ±	17,616
	Dynegy Holdings, Inc., Letter of Credit
55,643	4.07%, 04/02/2013 ±	52,002
	Dynegy Holdings, Inc., Term Loan
3,910	4.07%, 04/02/2013 ±	3,654
	Turbo Beta Ltd.
5,243	14.50%, 03/12/2018 ±⌂	5,138
	Western Refining, Inc.
23,740	10.75%, 05/30/2014 ±	22,094
	Willbros Group, Inc.
10,000	9.50%, 06/30/2014 ±	9,475
		153,593
	Plastics and Rubber Products Manufacturing - 0.4%
	Graham Packaging Co., Inc.
7,979	2.64%, 12/31/2011 ±	7,933
	Jarden Corp.
9,000	3.03%, 01/24/2012 ◊☼	8,850
		16,783
	Professional, Scientific and Technical Services - 1.4%
	Advantage Sales & Marketing, Inc.
18,338	5.00%, 05/05/2016 ±	18,147
6,933	8.50%, 05/05/2017 ±☼	6,835
	Brand Energy & Infrastructure Services
5,818	2.81%, 02/07/2014 ±	5,145
1,844	3.81%, 02/07/2014 ±	1,661
	IMG Worldwide, Inc.
10,000	7.25%, 06/11/2015 ±⌂	9,717
	SunGard Data Systems, Inc.
10,000	1.75%, 02/28/2014 ◊☼	9,436
7,771	3.63%, 02/28/2016 ◊☼	7,484
	Tensar Corp.
6,322	3.98%, 10/28/2012 ±	5,563
		63,988
	Real Estate and Rental and Leasing - 1.9%
	International Lease Finance Corp.
8,654	6.75%, 03/17/2015 ±	8,711
	Realogy Corp.
84,830	3.35%, 10/05/2013 - 10/05/2014 ±	74,099
5,939	3.38%, 10/10/2013 ±	5,188
		87,998

6

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 84.8% - (continued)
	Retail Trade - 5.4%
	Atrium Companies, Inc.
$14,500	7.00%, 04/29/2016 ±	$14,047
	Dollar General Corp.
17,224	3.14%, 07/06/2014 ±	16,739
	Michaels Stores, Inc.
14,432	2.76%, 10/31/2013 ±	13,508
67,519	5.01%, 07/31/2016 ±	64,481
	Neiman Marcus Group
29,096	2.47%, 04/06/2013 ±☼	27,389
	Rite Aid Corp.
14,977	2.09%, 06/01/2014 ±	13,149
51,570	6.00%, 06/04/2014 ±	48,411
17,439	9.50%, 06/10/2015 ±	17,773
	Sports Authority, Inc.
21,844	2.71%, 04/25/2013 ±	19,823
	Toys R Us, Inc.
16,000	4.58%, 07/19/2012 ±	15,791
		251,111
	Services - 0.3%
	Clarke American Corp.
18,420	2.77%, 02/28/2014 ±	15,841

	Soap, Cleaning Compound and Toilet Manufacturing -
	0.7%
	Jarden Corp.
3,189	2.28%, 01/24/2012 ±	3,118
	Philosophy, Inc.
5,015	2.07%, 03/17/2014 ±	4,702
	Revlon Consumer Products Corp.
11,970	6.00%, 03/15/2017 ±	11,809
	Yankee Candle Co.
10,939	2.32%, 02/06/2014 ±	10,422
		30,051
	Textile Product Mills - 0.3%
	Levi Strauss & Co.
14,878	2.58%, 03/09/2014 ±	13,725

	Truck Transportation - 1.4%
	Cardinal Logistics Management
4,739	9.50%, 09/23/2013 ±⌂	3,317
	Swift Transportation Co., Inc., LC Facility
	Deposits
15,000	8.25%, 05/10/2014 ±	14,250
	Swift Transportation Co., Inc., Term Loan B
47,959	8.25%, 05/10/2014 ±	46,560
		64,127
	Utilities - 4.4%
	Astoria Generating Co. Acquisitions LLC
2,932	2.27%, 02/23/2012 ±	2,853
17,500	4.29%, 08/23/2013 ±	16,731
	BRSP LLC
24,576	7.50%, 06/24/2014 ±☼	24,331
	Calpine Corp.
52,722	3.42%, 03/29/2014 ±☼	49,991
	NRG Energy, Inc.
22,220	3.68%, 08/31/2015 ±	21,813
	Reliant Energy, Inc.
9,000	2.06%, 06/30/2014 ±	8,812
	Texas Competitive Electric Holdings Co.
	LLC, Delayed Draw Term Loan
32,815	3.85%, 10/10/2014 ±	25,292
	Texas Competitive Electric Holdings Co.
	LLC, Term Loan B1
37,735	3.85%, 10/10/2014 ±	29,317
	TPF Generation Holdings LLC
703	2.53%, 12/15/2011 ±	655
15,744	4.78%, 12/21/2014 ±	14,044
	TPF Generation Holdings LLC, LC Facility
	Deposits
2,245	2.53%, 12/15/2013 ±	2,092
	TPF Generation Holdings LLC, Term Loan
5,585	2.53%, 12/15/2013 ±	5,205
		201,136
	Wholesale Trade - 0.9%
	Michael Foods, Inc.
15,000	6.25%, 07/21/2016 ±	15,056
	Reynolds Consumer Products, Inc.
14,000	5.75%, 05/05/2016 ±	13,930
	Spectrum Brands, Inc.
12,000	8.00%, 06/16/2016 ±☼	12,105
		41,091
	Total senior floating rate interests: non-
	investment grade
	(cost $3,936,135)	$3,920,633

COMMON STOCKS - 0.0%
	Automobiles & Components - 0.0%
–	Lear Corp. ●	$8

	Media - 0.0%
16	F & W Publications, Inc. ●†	–

	Total common stocks
	(cost $2)	$8

PREFERRED STOCKS - 0.0%
	Automobiles & Components - 0.0%
–	Lear Corp. ۞	$7

	Total preferred stocks
	(cost $–)	$7

7

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

WARRANTS - 0.0%
	Media - 0.0%
19	Cumulus Media, Inc.		$59
6	F & W Publications, Inc. †		–
			59
	Total warrants
	(cost $1)		$59

	Total long-term investments
	(cost $4,337,379)		$4,352,210

SHORT-TERM INVESTMENTS - 8.9%
	Investment Pools and Funds - 0.9%
	JP Morgan U.S. Government Money
40,833	Market Fund		$40,833
	State Street Bank U.S. Government
–	Money Market Fund		–
	Wells Fargo Advantage Government
–	Money Market Fund		–
			40,833
	Repurchase Agreements - 8.0%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 08/02/2010 in
	the amount of $74,775, collateralized by
	U.S. Treasury Bond 4.50% - 6.25%, 2030
	- 2036, value of $77,381)
$74,773	0.19%, 7/30/2010		74,773
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $67,426,
	collateralized by U.S. Treasury Bond
	8.00%, 2021, U.S. Treasury Note 0.75%,
	2011, value of $68,773)
67,425	0.19%, 7/30/2010		67,425
	Goldman Sachs TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in
	the amount of $133,001, collateralized by
	U.S. Treasury Bill 0.88% - 1.13%, 2010 -
	2011, value of $135,660)
133,000	0.11%, 7/30/2010		133,000
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	08/02/2010 in the amount of $32,194,
	collateralized by U.S. Treasury Bill
	2.38%, 2010, value of $32,838)
32,194	0.20%, 7/30/2010		32,194
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $62,262,
	collateralized by U.S. Treasury Bill 0.17%
	- 0.32%, 2010 - 2011, value of $63,508)
62,261	0.19%, 7/30/2010		62,261
			369,653
	Total short-term investments
	(cost $410,486)		$410,486

	Total investments
	(cost $4,747,865) ▲	103.0%	$4,762,696
	Other assets and liabilities	(3.0)%	(137,043)
	Total net assets	100.0%	$4,625,653

8

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.3% of total net assets at July 31, 2010.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $4,753,343 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$94,664
Unrealized Depreciation	(85,311)
Net Unrealized Appreciation	$9,353

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at July 31, 2010, was $–, which represents –% of total net assets.

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $105,155, which represents 2.27% of total net assets.

۞	Convertible security.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2010 was $232,400.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2010.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2010.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

EUR ─ EURO

♦
 Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2006 - 10/2009	657	AM General LLC, 3.33%, 09/30/2012	$652
08/2006 - 10/2009	12,508	AM General LLC, 3.45%, 09/30/2013	12,397
04/2007	2,600	Bayview Financial Acquisition Trust, 2.48%, 05/28/2037	2,600
04/2006 - 05/2008	7,244	Buckeye Check Cashing, Inc., 2.97%, 05/01/2012	7,067
03/2007 - 07/2010	4,739	Cardinal Logistics Management, 9.50%, 09/23/2013	4,658
03/2006 - 06/2007	11,231	Caribe Information Investment, Inc., 2.71%, 03/29/2013	11,243
04/2007	3,826	HMSC Corp., 2.57%, 04/03/2014	3,829
06/2010	10,000	IMG Worldwide, Inc., 7.25%, 06/11/2015	9,708
04/2006 - 01/2007	8,817	LBI Media, Inc., 1.82%, 05/01/2012	8,792
07/2007 - 01/2010	7,000	Lincoln Industries Corp., 6.09%, 01/10/2015	6,493
04/2007 - 02/2010	8,464	MacAndrews Amg Holdings LLC, 6.28%, 04/17/2012	8,245
03/2007 - 05/2007	13,724	MacQuarie Aircraft Leasing Finance S.A., 1.81%, 11/29/2013	13,724

9

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Period Acquired	Shares/ Par	Security	Cost Basis
03/2007 - 06/2009	9,792	MacQuarie Aircraft Leasing Finance S.A., 4.32%, 11/29/2013	$7,198
03/2010	12,000	Provo Craft and Novelty, Inc., 8.00%, 03/22/2016	11,661
02/2006 - 05/2007	14,158	Raycom TV Broadcasting, Inc., 1.88%, 06/25/2014	14,151
07/2010	3,000	Spanish Broadcasting System, Inc., 1.75%, 06/10/2012	2,760
06/2008 - 05/2010	5,243	Turbo Beta Ltd., 14.50%, 03/12/2018	5,243

The aggregate value of these securities at July 31, 2010 was $114,507 which represents 2.48% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$4,186	$–	$–	$4,186
Common Stocks ‡	8	8	–	–
Corporate Bonds: Investment Grade	73,741	–	73,741	–
Corporate Bonds: Non-Investment Grade	347,198	–	321,424	25,774
Preferred Stocks	7	–	7	–
Senior Floating Rate Interests: Investment Grade	6,378	–	6,378	–
Senior Floating Rate Interests: Non-Investment Grade	3,920,633	–	3,920,633	–
Warrants	59	59	–	–
Short-Term Investments	410,486	40,833	369,653	–
Total	$4,762,696	$40,900	$4,691,836	$29,960

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in
	as of	Realized	Unrealized					Transfers	Transfers	Balance
	October	Gain	Appreciation		Net			Into	Out of	as of July
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2010
Assets:
Asset & Commercial Mortgage
Backed Securities	$12,019	$(3,368)	$9,699	†	$—	$—	$(14,164)	$—	$—	$4,186
Common Stock	—	—	(2	)‡	—	2	—	—	—	—
Corporate Bonds and Senior
Floating Rate Interests	40,951	(142)	540	§	(113)	39,415	(21,006)	—	(33,871)	25,774
Warrants	—	—	(1	)**	—	1	—	—	—	—
Total	$52,970	$(3,510)	$10,236		$(113)	$39,418	$(35,170)	$—	$(33,871)	$29,960

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted- transfer into Level 3 versus securities where trading has resumed - transfer out of Level 3.
2) Broker quoted securities - transfer into Level 3 versus quoted prices in active markets - transfer out of Level 3.
3) Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3.
†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $1,280.
‡	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $(2).
§	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $547.
**	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $(1).

10

The Hartford Fundamental Growth Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.9%
	Capital Goods - 12.0%
52	Deere & Co.	$3,454
33	Flowserve Corp.	3,222
177	General Electric Co.	2,856
70	Honeywell International, Inc.	2,987
24	Joy Global, Inc.	1,437
24	Precision Castparts Corp.	2,872
3	W.W. Grainger, Inc.	291
		17,119
	Consumer Services - 4.2%
52	ITT Educational Services, Inc. ●	4,182
27	McDonald's Corp.	1,855
		6,037
	Diversified Financials - 3.2%
59	Ameriprise Financial, Inc.	2,514
13	Goldman Sachs Group, Inc.	2,006
		4,520
	Energy - 7.3%
31	Apache Corp.	2,972
36	Cameron International Corp. ●	1,425
35	Consol Energy, Inc.	1,316
14	Exxon Mobil Corp.	835
47	Noble Corp.	1,531
54	Ultra Petroleum Corp. ●	2,301
		10,380
	Food & Staples Retailing - 1.8%
37	CVS/Caremark Corp.	1,138
29	Wal-Mart Stores, Inc.	1,495
		2,633
	Food, Beverage & Tobacco - 1.3%
29	PepsiCo, Inc.	1,856

	Health Care Equipment & Services - 3.2%
58	Express Scripts, Inc. ●	2,629
64	UnitedHealth Group, Inc.	1,952
		4,581
	Household & Personal Products - 2.7%
26	Colgate-Palmolive Co.	2,037
31	Procter & Gamble Co.	1,884
		3,921
	Insurance - 3.5%
40	Aflac, Inc.	1,943
199	Assured Guaranty Ltd.	3,117
		5,060
	Materials - 4.4%
38	Freeport-McMoRan Copper & Gold, Inc.	2,740
14	Potash Corp. of Saskatchewan, Inc.	1,437
41	Rio Tinto plc ADR	2,124
		6,301
	Media - 0.9%
41	DreamWorks Animation SKG, Inc. ●	1,281

	Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
51	AstraZeneca plc ADR	2,593
58	Celgene Corp. ●	3,187
42	Gilead Sciences, Inc. ●	1,403
57	Teva Pharmaceutical Industries Ltd. ADR	2,799
28	Thermo Fisher Scientific, Inc. ●	1,234
		11,216
	Retailing - 6.9%
10	Amazon.com, Inc. ●	1,120
122	Lowe's Co., Inc.	2,534
83	Nordstrom, Inc.	2,836
21	The Buckle, Inc.	576
66	TJX Cos., Inc.	2,753
		9,819
	Semiconductors & Semiconductor Equipment - 3.2%
85	Analog Devices, Inc.	2,538
45	Atheros Communications, Inc. ●	1,179
116	Micron Technology, Inc. ●	845
		4,562
	Software & Services - 20.7%
61	Alliance Data Systems Corp. ●	3,495
15	Baidu, Inc. ADR ●	1,181
43	BMC Software, Inc. ●	1,537
113	eBay, Inc. ●	2,371
77	Global Payments, Inc.	2,886
7	Google, Inc. ●	3,394
32	IBM Corp.	4,135
169	Microsoft Corp.	4,359
164	Oracle Corp.	3,877
31	Visa, Inc.	2,281
		29,516
	Technology Hardware & Equipment - 14.8%
21	Apple, Inc. ●	5,325
226	Cisco Systems, Inc. ●	5,207
102	Corning, Inc.	1,841
181	EMC Corp. ●	3,584
52	Hewlett-Packard Co.	2,394
22	Qualcomm, Inc.	845
34	Research In Motion Ltd. ●	1,979
		21,175
	Transportation - 1.9%
43	United Parcel Service, Inc. Class B	2,763

	Total common stocks
	(cost $138,733)	$142,740

	Total long-term investments
	(cost $138,733)	$142,740

1

The Hartford Fundamental Growth Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS – 0.3%
	Repurchase Agreements - 0.3%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $314,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $320)
$314	0.21%, 7/31/2010		$314
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $21, collateralized by FNMA
	2.91% - 4.50%, 2030 - 2040, value of $21)
21	0.21%, 7/31/2010		21
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $54,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $55)
54	0.21%, 7/31/2010		54
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$1, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $1)
1	0.19%, 7/31/2010		1
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $24, collateralized by FNMA
	3.50% - 4.00%, 2020 - 2040, value of $24)
23	0.21%, 7/31/2010		23
			413
	Total short-term investments
	(cost $413)		$413

	Total investments
	(cost $139,146) ▲	100.2%	$143,153
	Other assets and liabilities	(0.2)%	(302)
	Total net assets	100.0%	$142,851

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.5% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $140,955 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,955
Unrealized Depreciation	(4,757)
Net Unrealized Appreciation	$2,198

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

The Hartford Fundamental Growth Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$142,740	$142,740	$–	$–
Short-Term Investments	413	–	413	–
Total	$143,153	$142,740	$413	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 43.5%
	Automobiles & Components - 1.0%
–	Aisin Seiki Co., Ltd.	$7
16	Astra International TBK	91
19	Avichina Industry & Technology ●	8
–	Bayerische Motoren Werke (BMW) AG	15
1	Bridgestone Corp.	9
7	BYD Co., Ltd.	47
1	Daimler AG	38
–	Denso Corp.	12
17	Denway Motors Ltd.	9
9	Dongfeng Motor Group Co., Ltd.	13
1	Fiat S.p.A.	8
5	Great Wall Automobile Holdings Co., Ltd.	9
1	Honda Motor Co., Ltd.	41
3	Isuzu Motors Ltd.	7
3	Mazda Motor Corp.	7
–	Michelin (C.G.D.E.) Class B	10
5	Mitsubishi Motors Corp. ●	7
2	Nissan Motor Co., Ltd.	16
–	Peugeot S.A.	8
–	Renault S.A.	8
–	Suzuki Motor Corp.	7
–	Toyota Industries Corp.	7
2	Toyota Motor Corp.	81
		465
	Banks - 3.4%
2	Australia & New Zealand Banking Group Ltd.	47
1	Banche Popolari Unite Scpa	8
3	Banco Bilbao Vizcaya Argentaria S.A.	40
1	Banco Bradesco S.A. ADR	17
2	Banco de Sabadell S.A.	9
1	Banco Popular Espanol	9
1	Banco Santander Brasil S.A.	19
7	Banco Santander Central Hispano S.A.	88
131	Bank Central Asia PT	88
128	Bank Mandiri TBK	86
17	Bank Of Communications Co.	19
4	Bank of East Asia	15
1	Bank of Yokohama Ltd.	7
10	Barclays Bank plc	51
1	BNP Paribas	56
8	BOC Hong Kong Holdings Ltd.	20
1	Chiba Bank Ltd.	7
14	China CITIC Bank	9
1	China Merchants Bank Co., Ltd.	4
12	China Minsheng Banking	11
1	Commerzbank AG	9
1	Commonwealth Bank of Australia	64
1	Credit Agricole S.A.	11
–	Danske Bank	9
2	DBS Group Holdings Ltd.	16
1	DNB Nor ASA	9
–	Erste Group Bank AG	7
2	Fukuoka Financial Group, Inc.	7
2	Gunma Bank Ltd.	8
2	Hang Seng Bank Ltd.	27
14	HSBC Holdings plc	147
1	Industries & Community or Commercial Bank
	of China Asi ⌂†	3
7	Intesa Sanpaolo	24
1	Itau Unibanco Banco Multiplo S.A. ADR	15
–	KBC Groep N.V.	8
35	Lloyds Banking Group plc	37
12	Mitsubishi UFJ Financial Group, Inc.	57
2	Mitsui Trust Holdings, Inc.	7
11	Mizuho Financial Group, Inc.	18
2	National Australia Bank Ltd.	43
1	National Bank of Greece	8
3	Nordea Bank Ab	25
2	Oversea-Chinese Banking Corp., Ltd.	16
1	Resona Holdings, Inc.	6
13	Royal Bank of Scotland Group plc	10
1	Shizuoka Bank Ltd.	7
1	Skandinaviska Enskilda Banken Ab	9
1	Societe Generale Class A	32
2	Standard Chartered plc	49
1	Sumitomo Mitsui Financial Group, Inc.	39
1	Sumitomo Trust & Banking Co., Ltd.	7
–	Svenska Handelsbanken Ab Class A	11
1	Swedbank Ab	9
12	Unicredit S.p.A.	34
1	United Overseas Bank Ltd.	16
6	Wells Fargo & Co.	178
3	Westpac Banking Corp.	57
		1,649
	Capital Goods - 3.9%
–	3M Co.	12
3	ABB Ltd.	53
1	Acs Actividades Cons Y Serv	25
–	Alstom RGPT	10
1	Asahi Glass Co., Ltd.	8
–	Assa Abloy Ab	7
1	Atlas Copco AB B Shares	19
3	BAE Systems plc	13
1	Beijing Enterprises Holdings Ltd.	6
–	Boeing Co.	10
–	Bouygues S.A.	9
–	Caterpillar, Inc.	20
10	China Communications Construction Co., Ltd.	10
2	China High Speed Transmission	4
9	China National Materials	7
9	China Railway Construction Corp.	12
14	China Railway Group Ltd. ●	11
10	China South Locomotive	8
2	Citic Pacific Ltd.	4
–	CNH Global N.V.	3
3	Cobham plc	11
1	Compagnie De Saint-Gobain	31
–	Daikin Industries Ltd.	8
5	Danaher Corp.	206
–	Deere & Co.	23
2	Dongfang Electric Corp. Ltd.	7
–	Emerson Electric Co.	14
1	Empresa Brasileira de Aeronautica S.A. ADR	13

1

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 43.5% - (continued)
	Capital Goods - 3.9% - (continued)
–	European Aeronautic Defence and Space Co.
	N.V.	$8
–	Fanuc Ltd.	18
1	Ferrovial S.A.	8
1	Finmeccanica S.p.A.	8
2	Fraser And Neave Ltd.	9
–	Geberit AG	23
16	General Electric Co.	264
1	GS Yuasa Corp.	7
4	Hankyu Hanshin Holdings, Inc.	20
–	Honeywell International, Inc.	12
5	Hutchison Whampoa Ltd.	33
5	Illinois Tool Works, Inc.	228
1	Itochu Corp.	9
–	Jgc Corp.	7
–	JS Group Corp.	7
2	Kawasaki Heavy Industries	6
1	Keppel Corp., Ltd.	9
2	Komatsu Ltd.	32
–	Kone Oyj Class B	8
1	Koninklijke Philips Electronics N.V.	42
1	Kubota Corp.	8
–	L-3 Communications Holdings, Inc.	11
–	Leighton Holdings Ltd.	7
–	Lockheed Martin Corp.	11
–	Man AG	7
1	Marubeni Corp.	8
18	Metallurgical Corp. Of China ●	8
–	Metso Oyj	8
2	Mitsubishi Corp.	47
4	Mitsubishi Electric Corp.	37
2	Mitsubishi Heavy Industries Ltd.	9
1	Mitsui & Co., Ltd.	18
–	Ngk Insulators Ltd.	6
–	Nidec Corp.	8
1	Nsk Ltd.	7
1	Orkla Asa	8
1	Panasonic Electric Works Co., Ltd.	9
–	Raytheon Co.	13
1	Rolls-Royce Group plc	13
2	Sandvik Ab	22
–	Scania Ab	8
–	Schindler Holding AG	10
–	Schneider Electric S.A.	22
19	Shanghai Electric Group Co., Ltd.	9
1	Shanghai Industrial Holdings Ltd.	4
1	Siemens AG	87
7	Sinotruk Hong Kong Ltd.	6
–	Skanska Ab Class B	8
–	Skf Ab B Shares	7
–	SMC Corp.	7
–	Smiths Group plc	8
1	Sumitomo Corp.	10
1	Sumitomo Electric Industries Ltd.	15
1	Sumitomo Heavy Industries	7
1	Toyota Tsusho Corp.	13
–	United Technologies Corp.	10
–	Vallourec	19
–	Vestas Wind Systems A/S ●	8
1	Vinci S.A.	39
1	Volvo Ab B Shares	15
–	Wolseley plc	6
2	Zhuzhou CSR Times Electric	5
		1,910
	Commercial & Professional Services - 0.2%
–	Adecco S.A.	23
–	Aggreko plc	9
1	Brambles Ltd.	7
1	Capital Group plc	7
10	China Everbright International Ltd.	4
1	Dai Nippon Printing Co., Ltd.	7
1	Experian plc	9
2	Group 4 Securicor plc	7
–	Randstad Holding N.V.	7
–	Secom Co., Ltd.	8
1	Serco Group plc	7
–	SGS S.A.	10
		105
	Consumer Durables & Apparel - 0.8%
–	Adidas-Salomon AG	9
8	Anta Sports Products Ltd.	15
1	Burberry Group plc	9
14	China Dongxiang Group Co.	8
–	Christian Dior	8
–	CIE Financiere Richemont S.A.	16
5	Coach, Inc.	187
–	Electrolux Ab Series B	7
1	Gafisa S.A.	15
–	Hermes International	9
1	Li Ning Co., Ltd.	5
–	LVMH Moet Hennessy Louis Vuitton S.A.	29
–	Nikon Corp.	6
2	Panasonic Corp.	21
1	Sekisui House Ltd.	7
1	Sharp Corp.	10
1	Sony Corp.	25
–	Swatch Group AG	13
		399
	Consumer Services - 0.2%
–	Carnival plc	7
1	Compass Group plc	12
–	Ctrip.com International Ltd. ADR ●	7
9	Genting Singapore plc ●	8
2	Melco PBL Entertainment Ltd. ADR ●	7
–	Opap S.A.	7
–	Oriental Land Co., Ltd.	10
14	SJM Holdings Ltd.	12
–	Sodexo	7
–	Whitbread plc	8
		85
	Diversified Financials - 2.5%
–	Asx Ltd.	7
1	BlackRock, Inc.	200
1	Credit Suisse Group AG	44
2	Daiwa Securities Group, Inc.	8
1	Deutsche Bank AG	37
–	Deutsche Boerse AG	11
1	Goldman Sachs Group, Inc.	190
–	Groupe Bruxelles Lambert S.A.	7

2

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 43.5% - (continued)
	Diversified Financials - 2.5% - (continued)
5	Hong Kong Exchanges & Clearing Ltd.	$76
3	ING Groep N.V.	33
–	Investor AB Class B	8
5	JP Morgan Chase & Co.	212
–	Julius Baer Group Ltd.	8
–	Macquarie Group Ltd.	9
2	Man Group plc	7
3	Nomura Holdings, Inc.	18
–	ORIX Corp.	9
1	Singapore Exchange Ltd.	7
3	UBS AG	52
19	UBS AG ADR	316
		1,259
	Energy - 3.8%
1	AMEC plc	8
2	Apache Corp.	186
3	BG Group plc	44
15	BP plc	98
1	Cairn Energy plc ●	10
2	Cameco Corp.	41
9	China Coal Energy Co.	13
4	China Oilfield Services Ltd.	5
50	China Petroleum & Chemical Corp. Class H	40
11	China Shenhua Energy Co., Ltd.	41
25	CNOOC Ltd.	42
3	Energy Resources of Australia Ltd.	38
2	EOG Resources, Inc.	179
–	Japan Petroleum Exploration Co., Ltd.	6
2	JX Holdings, Inc. ●	10
9	Kunlun Energy Co., Ltd.	12
17	Mongolia Energy Corp., Ltd. ●	6
2	Occidental Petroleum Corp.	165
–	OMV AG	7
1	Origin Energy Ltd.	11
27	Paladin Energy Ltd. ●	94
54	PetroChina Co., Ltd.	62
–	Petrofac Ltd.	8
1	Petroleo Brasileiro S.A. ADR	34
372	PT Adaro Energy Tbk	84
1	Repsol YPF S.A.	17
3	Royal Dutch Shell plc	84
2	Royal Dutch Shell plc B Shares	61
–	Saipem S.p.A.	7
1	Santos Ltd.	9
4	Schlumberger Ltd.	222
–	Seadrill Ltd.	7
1	Statoil ASA	16
–	Technip S.A.	7
–	Tenaris S.A.	8
1	Tonengeneral Sekiyu Kk	13
2	Total S.A.	87
1	Tullow Oil plc	15
–	Ultrapar Participacoes S.A.	4
8	Uranium One, Inc. ●	22
–	Woodside Petroleum Ltd.	18
–	Worleyparsons Ltd.	7
4	Yanzhou Coal Mining Co., Ltd.	8
		1,856
	Food & Staples Retailing - 0.5%
1	AEON Co., Ltd.	7
–	Carrefour S.A.	22
2	China Resources Enterprise	7
–	Companhia Brasileira De Distribuicao S.A.
	ADR	5
–	Delhaize-Le Lion S.A.	6
1	J. Sainsbury plc	8
–	Kesko Oyj Class B	8
1	Koninklijke Ahold N.V.	12
2	Lianhua Supermarket Holdings	8
–	Metro AG	7
5	Olam International Ltd.	11
1	Seven & I Holdings Co., Ltd.	14
7	Tesco plc	43
1	Wesfarmers Ltd.	31
2	Wm Morrison Supermarkets	7
1	Woolworths Ltd.	25
3	Wumart Stores, Inc.	6
		227
	Food, Beverage & Tobacco - 2.3%
1	Ajinomoto Co., Inc.	8
1	Anheuser-Busch InBev N.V.	36
2	Archer Daniels Midland Co.	51
–	Asahi Breweries Ltd.	7
1	BRF Brasil Foods S.A. ADR	14
2	British American Tobacco plc	58
–	Carlsberg A/S Class B	8
18	China Agri-Industries Holdings	21
17	China Foods Ltd.	11
3	China Mengniu Dairy Co.	8
4	China Yurun Food Group Ltd.	12
1	Coca-Cola Amatil Ltd.	8
–	Coca-Cola Hellenic Bottling	7
–	Companhia de Bebidas das Americas	7
2	Cosan Ltd. ●	18
1	Cosan S.A. Industria E Comercio ●	20
2	Diageo Capital plc	36
2	Foster's Group Ltd.	9
33	Golden Agri Resources Ltd.	14
1	Groupe Danone	31
–	Heineken N.V.	9
1	Imperial Tobacco Group plc	22
10	Indofood Agri Resources Ltd. ●	17
–	Japan Tobacco, Inc.	13
1	JBS S.A.	5
–	Kerry Group plc Class A	8
1	Kikkoman Corp.	7
1	Kirin Brewery Co., Ltd.	8
3	Nestle S.A.	172
4	PepsiCo, Inc.	257
2	Perdigao S.A.	25
–	Pernod-Ricard	12
1	SABMiller plc	21
–	Smithfield Foods, Inc. ●	3
–	Swedish Match Ab	8
9	Tingyi Holding Corp.	23
2	Tsingtao Brewery Co., Ltd.	9
2	Unilever N.V. CVA	69
1	Unilever plc	36

3

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 43.5% - (continued)
	Food, Beverage & Tobacco - 2.3% - (continued)
25	Want Want China Holdings Ltd.	$20
4	Wilmar International Ltd.	17
		1,145
	Health Care Equipment & Services - 0.6%
–	Alfresa Holdings Corp.	8
–	Cie Generale d'Optique Essilor International
	S.A.	11
–	Fresenius Medical Care AG & Co.	8
1	Mindray Medical International Ltd.	32
–	Olympus Corp.	7
4	Shandong Weigao Group Medical Polymer
	Co., Ltd.	16
12	Sinopharm Medicine Holding Co., Ltd.	43
1	Smith & Nephew plc	7
–	Sonova Holding AG	7
4	St. Jude Medical, Inc. ●	139
–	Synthes, Inc.	7
–	Terumo Corp.	7
		292
	Household & Personal Products - 0.2%
–	Beiersdorf AG	8
1	Hengan International Group Co., Ltd.	12
–	Henkel AG & Co. KGAA	14
–	Kao Corp.	10
–	L'Oreal S.A.	20
–	Reckitt Benckiser Group plc	23
–	Shiseido Co., Ltd.	8
–	Uni-Charm Corp.	8
		103
	Insurance - 0.8%
1	Aegon N.V.	8
3	Ageas	7
–	Allianz SE	44
2	Amp Ltd.	9
1	Assicurazioni Generali	22
2	Aviva plc	12
1	AXA Asia Pacific Holdings	7
2	AXA S.A.	28
9	China Life Insurance Co., Ltd.	42
2	China Pacific Insurance	7
2	China Taiping Insurance	6
–	Dai-ichi Life Insurance Co., Ltd.	10
2	Insurance Australia Group	7
6	Legal & General Group plc	8
–	MS & AD Insurance Group Holdings	10
–	Muenchener Rueckversicherungs NPV	24
1	NKSJ Holdings, Inc. ●	7
4	Old Mutual plc	8
4	PICC Property and Casualty Co., Ltd. ●	4
2	Ping An Insurance (Group) Co. ⌂†	11
2	Prudential plc	17
1	QBE Insurance Group Ltd.	13
4	RSA Insurance Group plc	8
–	Sampo Oyj Class A	9
3	Standard Life plc	8
1	Suncorp-Metway Ltd.	9
–	Swiss Re (with rights)	12
–	T&D Holdings, Inc.	7
1	Tokio Marine Holdings, Inc.	19
–	Zurich Financial Services AG	30
		413
	Materials - 8.1%
–	Agrium, Inc.	30
–	Air Liquide	30
–	Akzo Nobel N.V.	10
17	Aluminum Corp. of China Ltd.	15
1	Amcor Ltd.	9
9	Angang Steel Co., Ltd.	14
1	Anglo American Platinum Co., Ltd.	135
3	Anglo American plc ●	107
2	Anhui Conch Cement Co., Ltd.	6
1	Antofagasta	12
2	ArcelorMittal	72
1	Asahi Kasei Corp.	7
6	Barrick Gold Corp.	239
1	BASF SE	46
9	BBMG Corp.	11
3	BHP Billiton Ltd.	107
6	BHP Billiton plc	172
–	Braskem S.A.	7
–	CF Industries Holdings, Inc.	31
35	China Bluechemical Ltd.	22
10	China Molybdenum Co., Ltd.	6
4	China National Building Material Co., Ltd.	7
12	China Zhongwang Holdings Ltd.	7
1	Companhia Siderurgica Nacional S.A.	16
1	CRH plc	16
1	Dowa Holdings Co., Ltd.	7
–	DuluxGroup Ltd. ●	1
–	Eramet	29
3	Eurasian Natural Resources Corp.	36
1	Evraz Group S.A. §	29
–	Fibria Celulose S.A. ADR ●	7
1	Fletcher Building Ltd.	7
–	FMC Corp.	4
2	Fortescue Metals Group Ltd. ●	8
12	Fosun International	9
1	Freeport-McMoRan Copper & Gold, Inc.	58
17	Fushan International Energy	10
–	Gerdau S.A.	6
–	Givaudan	5
6	Goldcorp, Inc.	227
16	Grupo Mexico SAB de CV	42
–	HeidelbergCement AG	6
9	Hidili Industry International Development ●	9
–	Holcim Ltd.	14
9	Huabao International Holdings Ltd.	12
5	Incitec Pivot Ltd.	15
–	Intrepid Potash, Inc. ●	2
2	Israel Chemicals Ltd.	22
1	Italcementi S.p.A.	7
–	JFE Holdings, Inc.	13
3	Jiangxi Copper Co., Ltd.	6
–	Johnson Matthey plc	9
–	JSR Corp.	7
1	K+S AG	41
2	Kazakmys plc	32
11	Kinross Gold Corp.	182

4

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 43.5% - (continued)
	Materials - 8.1% - (continued)
3	Kobe Steel Ltd.	$7
–	Koninklijke DSM N.V.	8
1	Kuraray Co., Ltd.	7
–	Lafarge S.A.	9
11	Lee & Man Paper	8
–	Linde AG	17
–	Lonmin plc	7
19	Maanshan Iron & Steel	10
3	Mining and Metallurgical Co. Norilsk Nickel
	ADR	45
1	Mitsubishi Chemical Holdings	8
7	Monsanto Co.	379
1	Mosaic Co.	24
–	Newcrest Mining Ltd.	12
5	Newmont Mining Corp.	257
8	Nine Dragons Paper Holdings	12
4	Nippon Steel Corp.	15
–	Nitto Denko Corp.	7
2	Norsk Hydro ASA	8
1	Novolipet Steel §	28
–	Novozymes A/S Class B	7
–	Orica Ltd.	8
1	Potash Corp. of Saskatchewan, Inc.	90
2	Randgold Resources Ltd. ADR	162
–	Rangold Resources Ltd.	7
2	Rexam plc	7
–	Rio Tinto Ltd.	24
3	Rio Tinto plc	154
–	Shin-Etsu Chemical Co., Ltd.	16
2	Sino Forest Corp. Class A ●	32
41	Sinofert Holdings Ltd.	18
20	Sinopec Shanghai Petrochemical Co., Ltd.	8
–	Solvay S.A.	7
1	Southern Copper Corp.	44
1	SSAB AB	7
2	Sterlite Industries Ltd.	32
1	Stora Enso Oyj Class R	8
2	Sumitomo Chemical Co., Ltd.	7
3	Sumitomo Metal Industries	7
1	Sumitomo Metal Mining Co., Ltd.	7
1	Svenska Cellulosa Ab B Shares	9
–	Syngenta AG	52
1	Teck Cominco Ltd. Class B	35
–	ThyssenKrupp AG	9
1	Toray Industries, Inc.	7
–	Umicore	7
1	UPM-Kymmene Oyj	8
–	Uralkali §	10
4	Vale S.A. SP ADR	115
1	Vedanta Resources plc	33
–	Voestalpine AG	8
–	Weyerhaeuser Co.	2
5	Xstrata plc	83
1	Yara International ASA	33
5	Zhaojin Mining Industry Co., Ltd.	10
19	Zijin Mining Group Co., Ltd.	12
		3,949
	Media - 0.3%
1	British Sky Broadcasting Group plc	9
–	Dentsu, Inc.	7
1	Elsevier N.V.	8
–	Focus Media Holding Ltd. ADR ●	5
–	Lagardere S.C.A.	8
1	Net Servicos de Comunicacao S.A. ●	12
1	Pearson plc	9
–	Publicis Groupe	7
1	Reed Elsevier Capital, Inc.	9
–	SES Global S.A.	8
3	Singapore Press Holdings Ltd.	8
1	Television Broadcasts Ltd.	4
1	Vivendi S.A.	31
–	Wolters Kluwer N.V.	7
2	WPP plc	17
		149
	Pharmaceuticals, Biotechnology & Life Sciences - 2.9%
3	Amgen, Inc. ●	176
–	Astellas Pharma, Inc.	13
1	AstraZeneca plc	62
1	Bayer AG	41
4	Celgene Corp. ●	227
–	CSL Ltd.	13
1	Daiichi Sankyo Co., Ltd.	18
–	Eisai Co., Ltd.	8
6	Gilead Sciences, Inc. ●	206
4	GlaxoSmithKline plc	77
–	Lonza Group AG	9
–	Merck KGaA	8
2	Novartis AG	85
–	Novo Nordisk A/S	30
–	Qiagen N.V. ●	6
1	Roche Holding AG	77
1	Sanofi-Aventis S.A.	54
–	Shionogi & Co., Ltd.	8
–	Shire plc	9
1	Takeda Pharmaceutical Co., Ltd.	35
3	Teva Pharmaceutical Industries Ltd. ADR	148
–	Tsumura & Co.	7
4	Vertex Pharmaceuticals, Inc. ●	136
		1,453
	Real Estate - 0.8%
2	Agile Property Holdings Ltd.	2
1	British Land Co. plc	8
3	Capitaland Ltd.	8
2	Cheung Kong Holdings Ltd.	20
2	China Overseas Land & Investment Ltd.	4
2	China Resources Land Ltd.	4
1	City Developments Ltd.	8
14	Country Garden Holdings Co.	4
1	Daiwa House Industry Co., Ltd.	7
19	Franshion Properties	5
3	Gpt Group	8
4	Greentown China Holdings	5
4	Guangzhou R&F Properties	6
1	Hang Lung Group Ltd.	9
17	Hang Lung Properties Ltd.	71
1	Henderson Land Development Co., Ltd.	7
1	Hopewell Holdings	3
2	Hopson Development Holdings Ltd.	3

5

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 43.5% - (continued)
	Real Estate - 0.8% - (continued)
1	Hysan Development Co., Ltd.	$3
6	KWG Property Holding Ltd.	4
1	Land Securities Group plc	7
3	Link Reit	7
1	Mitsubishi Estate Co., Ltd.	14
1	Mitsui Fudosan Co., Ltd.	11
13	New World China Land Ltd.	4
6	New World Development Co., Ltd.	11
3	Poly Hong Kong Investments	3
20	Renhe Commercial Holdings	4
1	Shimao Property Holdings Ltd.	3
9	Shui On Land Ltd.	4
2	Sino Land Co., Ltd.	4
5	Sino-Ocean Land Holdings Ltd.	4
8	Soho China Ltd.	5
2	Stockland	8
–	Sumitomo Realty & Development Co., Ltd.	7
1	Sun Hung Kai Properties Ltd.	18
1	Swire Pacific Ltd.	14
2	Tokyu Land Corp.	7
–	Unibail-Rodamco SE	18
2	Westfield Group	24
2	Wharf Holdings Ltd.	13
1	Wheelock & Co., Ltd.	3
19	Yuexiu Property Co., Ltd.	5
		387
	Retailing - 1.5%
9	Belle International Holdings Ltd.	14
1	Esprit Holdings Ltd.	8
–	Fast Retailing Co., Ltd.	7
3	Golden Eagle Retail Group Ltd.	7
32	GOME Electrical Appliances Holdings Ltd.	11
1	Hennes & Mauritz Ab	28
–	Industria de Diseno Textil S.A.	13
1	Isetan Mitsukoshi Holdings, Ltd.	6
2	Kingfisher plc	7
4	Kohl's Corp. ●	209
2	Li & Fung Ltd.	8
1	Marks & Spencer Group plc	8
–	Next plc	8
42	Parkson Retail Group Ltd.	72
–	Pinault-Printemps-Redoute S.A.	7
–	Rakuten, Inc.	5
9	Staples, Inc.	182
6	Urban Outfitters, Inc. ●	181
–	Yamada Denki Co., Ltd.	7
		788
	Semiconductors & Semiconductor Equipment - 0.2%
–	Advantest Corp.	7
–	ASML Holding N.V.	10
1	Infineon Technologies AG ●	8
1	JA Solar Holdings Co. Ltd. ADR ●	6
–	Rohm Co., Ltd.	7
89	Semiconductor Manufacturing ●	6
1	STMicroelectronics N.V.	9
–	Suntech Power Holdings Co., Ltd. ADR ●	3
–	Tokyo Electron Ltd.	15
–	Trina Solar Ltd. ADR ●	2
		73
	Software & Services - 1.7%
9	Adobe Systems, Inc. ●	$247
31	Alibaba.com Ltd.	63
–	Autonomy Corp. plc ●	7
1	Baidu, Inc. ADR ●	113
–	Capital Gemini S.A.	7
1	Computershare Ltd.	7
–	Google, Inc. ●	189
–	Longtop Financial Technologies Ltd. ●	6
–	Netease.com, Inc. ●	7
–	Nintendo Co., Ltd.	27
2	Sage Group plc	8
1	SAP AG	35
–	Shanda Interactive Entertainment Ltd. ADR ● .	7
–	Sina Corp. ●	8
–	Sohu.com, Inc. ●	5
5	Tencent Holdings Ltd.	90
–	Yahoo Japan Corp.	5
		831
	Technology Hardware & Equipment - 3.3%
4	AAC Acoustic Technologies	6
3	Alcatel S.A.	8
1	Apple, Inc. ●	247
1	Canon, Inc.	46
10	Cisco Systems, Inc. ●	237
11	Corning, Inc.	201
11	EMC Corp. ●	216
–	Fuji Photo Film Co., Ltd.	11
2	Fujitsu Ltd.	11
4	Hewlett-Packard Co.	170
4	Hitachi Ltd.	15
–	Hoya Pentax HD Corp.	8
–	Ibiden Co., Ltd.	7
–	Keyence Corp.	7
1	Kingboard Chemical Holdings Ltd.	6
12	Kingboard Laminates Holdings	12
1	Konica Minolta Holdings, Inc.	6
–	Kyocera Corp.	11
19	Legend Holdings Ltd.	12
–	Murata Manufacturing Co., Ltd.	8
2	NEC Corp.	5
1	Nippon Electric Glass Co., Ltd.	7
3	Nokia Oyj	28
–	Omron Corp.	8
7	Qualcomm, Inc.	275
1	Ricoh Co., Ltd.	7
–	TDK Corp.	7
2	Telefonaktiebolaget LM Ericsson	26
3	Toshiba Corp.	17
4	ZTE Corp.	13
		1,638
	Telecommunication Services - 1.6%
–	Belgacom S.A.	8
–	Brasil Telecom S.A. ADR ●	8
6	BT Group plc	13
35	China Communications Services Corp., Ltd.	18
6	China Mobile Ltd.	57
112	China Telecom Corp., Ltd.	56
37	China Unicom Ltd.	51
2	Deutsche Telekom AG	33

6

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 43.5% - (continued)
	Telecommunication Services - 1.6% - (continued)
2	France Telecom S.A.	$36
1	Inmarsat plc	8
–	KDDI Corp.	10
1	Koninklijke (Royal) KPN N.V.	18
–	Millicom International Cellular SDR	7
–	Nippon Telegraph & Telephone Corp.	19
–	NTT DoCoMo, Inc.	19
92	P.T. Telekomunikasi Indonesia Tbk	87
60	PCCW Ltd.	18
1	Portugal Telecom S.G.P.S. S.A. (with rights)	7
8	Singapore Telecommunications Ltd.	18
1	Softbank Corp.	23
–	Swisscom AG	7
–	Tele Norte Leste Participacoes S.A. ADR	6
15	Telecom Italia S.p.A.	18
3	Telefonica S.A.	77
1	Telekom Austria AG	7
1	Telenor ASA	11
2	Telia Ab	12
4	Telstra Corp., Ltd.	12
–	Tim Participacoes S.A. ADR	4
–	Vivo Participacoes S.A.	11
44	Vodafone Group plc	103
		782
	Transportation - 1.4%
–	A.P. Moller-Maersk A/S	16
–	Abertis Infraestructuras S.A.	8
–	Aeroports de Paris	14
9	Air China Ltd.	11
3	All America Latina Logistica S.A.	25
12	Asciano Group	18
–	Atlantia S.p.A.	7
9	Beijing Capital International Airport Co., Ltd.	5
–	Canadian National Railway Co.	9
3	Cathay Pacific Airways Ltd.	6
–	Central Japan Railway Co.	8
17	China Eastern Airlines Co. ●	9
18	China Shipping Container	7
2	China Shipping Development	3
19	China Southern Airline ●	9
7	Cosco Holdings Co., Ltd.	8
2	Cosco Pacific Ltd.	3
–	CSX Corp.	15
1	Deutsche Lufthansa AG	16
2	Deutsche Post AG	36
–	DSV A/S	8
–	East Japan Railway Co.	18
2	FedEx Corp.	203
1	GOL Linhas Aereas Inteligentes S.A. ADR	12
1	Groupe Eurotunnel S.A.	6
19	Guangshen Railway Co., Ltd. Class H	7
9	Jiangsu Express Co., Ltd.	9
2	Keio Corp.	11
2	Kintetsu Corp.	8
1	Mitsui O.S.K. Lines Ltd.	6
6	MTR Corp., Ltd.	22
6	Nippon Yusen	26
1	Odakyu Electric Railway Co.	12
1	Singapore Airlines Ltd.	8
14	Sinotrans Shipping Ltd.	6
1	Tam S.A.	8
–	TNT N.V.	9
2	Tokyu Corp.	7
2	Transurban Group	8
–	Union Pacific Corp.	11
–	United Parcel Service, Inc. Class B	19
–	West Japan Railway Co.	7
1	Yamato Holdings Co., Ltd.	7
9	Zhejiang Expressway Co., Ltd.	9
		680
	Utilities - 1.5%
1	AGL Energy Ltd.	8
1	Centrais Eletricas Brasileiras S.A.	9
4	Centrica plc	19
2	Cheung Kong Infrastructure	8
17	China Longyuan Power Group Corp. ●	18
9	China Resources Power Holdings Co., Ltd.	20
1	Chubu Electric Power Co., Inc.	14
–	CIA Saneamento Basico De Estado de Sao
	Paulo	3
7	CLP Holdings Ltd.	50
1	Companhia Energetica de Minas Gerais ADR	8
–	Companhia Paranaense de Energia - Copel	9
–	CPFL Energia S.A.	5
35	Datang International Power	15
2	E.On AG	48
2	Electricidade de Portugal S.A.	7
–	Electricite de France	9
6	Enel S.p.A.	29
2	Eni S.p.A.	44
–	Fortum Corp.	9
1	Gaz de France	33
26	Guangdong Investment Ltd.	13
–	Hokkaido Electric Power Co.	10
–	Hokuriku Electric Power Co.	8
14	Hong Kong & China Gas	36
7	Hong Kong Electric Holdings	40
30	Huaneng Power International, Inc.	18
3	Iberdrola S.A.	24
2	International Power plc	9
1	Kansai Electric Power Co., Inc.	15
–	Kyushu Electric Power Co., Inc.	9
3	National Grid plc	24
2	Osaka Gas Co., Ltd.	7
–	Red Electrica Corporacion S.A.	7
–	RWE AG	32
1	Scottish & Southern Energy	16
–	Shikoku Electric Power Co.	10
2	Snam Rete Gas S.p.A.	8
–	Suez Environment S.A.	7
2	Terna S.p.A.	8
–	Tohoku Electric Power Co., Inc.	10
1	Tokyo Electric Power Co., Inc.	30
2	Tokyo Gas Co., Ltd.	9
1	United Utilities Group plc	8
–	Veolia Environment S.A.	9

7

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬				Market Value ╪
COMMON STOCKS - 43.5% - (continued)
		Utilities - 1.5% - (continued)
	4	Xinao Gas Holdings Ltd.		$8
				740
		Total common stocks
		(cost $20,559)		$21,378

PREFERRED STOCKS - 0.1%
		Automobiles & Components - 0.1%
	–	Volkswagen AG N.V.		$19

		Health Care Equipment & Services - 0.0%
	–	Fresenius SE		7

		Telecommunication Services - 0.0%
	–	Telecomunicacoes de Sao Paulo S.A.		9

		Total preferred stocks
		(cost $31)		$35

EXCHANGE TRADED FUNDS - 3.8%
		Diversified Financials - 3.8%
	33	iShares MSCI Canada Index Fund		$888
	4	iShares MSCI Chile Investable Market Index
		Fund		222
	4	iShares MSCI South Korea Index Fund		204
	12	Vanguard European ETF		$545
		Total exchange traded funds
		(cost $1,780)		$1,859

CORPORATE BONDS: INVESTMENT GRADE - 1.9%
		Foreign Governments - 1.9%
		Israel CPI Linked
ILS	90	4.00%, 05/30/2036 Ж		32
		Mexican Udibonos
MXP	2,789	4.50%, 11/22/2035 Ж		275
		South Africa (Republic of)
ZAR	1,069	3.45%, 12/07/2033 Ж		158
		United Kingdom (Governement of)
GBP	272	1.88%, 11/22/2022 ╦Ж		470
				935
		Total corporate bonds: investment grade
		(cost $881)		$935

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.6%
		Foreign Governments - 0.6%
		Argentina (Republic of)
ARS	1,854	5.83%, 12/31/2033 Ж		289

		Total corporate bonds: non-investment grade
		(cost $221)		$289

U.S. GOVERNMENT SECURITIES - 3.4%
		U.S. Treasury Securities - 3.4%
		U.S. Treasury Bonds - 3.4%
	$400	1.75%, 01/15/2028 ◄		$418
	770	2.38%, 01/15/2027 ◄		913
	190	3.63%, 04/15/2028 ◄		327
				1,658
		Total U.S. government securities
		(cost $1,644)		$1,658

		Total long-term investments
		(cost $25,116)		$26,154

SHORT-TERM INVESTMENTS - 39.9%
		Time Deposit - 1.2%
	$594	Euro Time Deposit		$594

		Repurchase Agreements - 38.7%
		Deutsche Bank Securities TriParty Joint
		Repurchase Agreement (maturing on
		08/02/2010 in the amount of $14,442,
		collateralized by GNMA 4.50% - 7.00%,
		2034 - 2040, value of $14,730)
	14,441	0.21%, 7/30/2010		14,441
		JP Morgan Chase TriParty Joint Repurchase
		Agreement (maturing on 08/02/2010 in the
		amount of $969, collateralized by FNMA
		2.91% - 4.50%, 2030 - 2040, value of
		$988)
	969	0.21%, 7/30/2010		969
		Morgan Stanley & Co., Inc. TriParty Joint
		Repurchase Agreement (maturing on
		08/02/2010 in the amount of $2,479,
		collateralized by FNMA 5.00% - 6.00%,
		2033 - 2038, value of $2,528)
	2,479	0.21%, 7/30/2010		2,479
		UBS Securities, Inc. Repurchase Agreement
		(maturing on 08/02/2010 in the amount of
		$42, collateralized by U.S. Treasury Note
		4.50%, 2012, value of $43)
	42	0.19%, 7/30/2010		42
		UBS Securities, Inc. TriParty Joint
		Repurchase Agreement (maturing on
		08/02/2010 in the amount of $1,085,
		collateralized by FNMA 3.50% - 4.00%,
		2020 - 2040, value of $1,107)
	1,085	0.21%, 7/30/2010		1,085
				19,016
		Total short-term investments
		(cost $19,610)		$19,610

		Total investments
		(cost $44,726) ▲	93.2%	$45,764
		Other assets and liabilities	6.8%	3,348
		Total net assets	100.0%	$49,112

8

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 31.1% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The consolidated schedule of investments includes The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2010,  the Fund invested 1.9% of total net assets in the Subsidiary.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $44,726 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,281
Unrealized Depreciation	(243)
Net Unrealized Appreciation	$1,038

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at July 31, 2010, was $14, which represents 0.03% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2010, these securities amounted to $67 or 0.14% of total net assets.

◄
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swaps.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

ARS	─	Argentine Peso
GBP	─	British Pound
ILS	─	Israeli Shekel
MXP	─	Mexican Peso
ZAR	─	South African Rand

Ж	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2010	1	Industries & Community or Commercial Bank of China Asi	$2
05/2010	2	Ping An Insurance (Group) Co.	12

The aggregate value of these securities at July 31, 2010 was $14 which represents 0.03% of total net assets.

9

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at July 31, 2010

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Month	Market Value ╪	Amount	(Depreciation)
5 Year U.S. Treasury Note	7	Long	Sep 2010	$839	$829	$10
10 Year Commonwealth Treasury Bond	17	Long	Sep 2010	1,634	1,634	–
10 Year U.S. Treasury Note	10	Long	Sep 2010	1,238	1,208	30
CME Ultra Long Term U.S. Treasury Bond	2	Long	Sep 2010	271	258	13
Gold 100 oz.	5	Long	Dec 2010	592	593	(1)
NASDAQ 100 Mini	52	Long	Sep 2010	1,937	1,918	19
Platinum	4	Long	Oct 2010	315	313	2
S&P 500 Mini	42	Long	Sep 2010	2,306	2,285	21
						$94

*  The number of contracts does not omit 000's.

Cash of $485 was pledged as initial margin deposit for open futures contracts at July 31, 2010.

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Australian Dollar	JP Morgan Securities	Buy	$34	$33	08/03/2010	$1
British Pound	Barclay Investment	Sell	467	465	09/15/2010	(2)
British Pound	Brown Brothers Harriman	Buy	92	91	08/02/2010	1
British Pound	RBS Securities	Buy	166	160	10/21/2010	6
Chinese Renminbi	Deutsche Bank Securities	Buy	1,292	1,278	03/30/2012	14
Chinese Renminbi	JP Morgan Securities	Buy	961	961	07/27/2012	–
Danish Krone	Westpac International	Buy	3	3	08/02/2010	–
Euro	Citibank	Buy	245	244	10/21/2010	1
Euro	Goldman Sachs	Sell	711	703	10/21/2010	(8)
Euro	JP Morgan Securities	Buy	93	93	08/02/2010	–
Japanese Yen	State Street Global Markets LLC	Buy	85	84	08/02/2010	1
Mexican New Peso	Citibank	Buy	252	250	10/21/2010	2
Mexican New Peso	JP Morgan Securities	Sell	252	250	10/21/2010	(2)
Mexican New Peso	RBS Securities	Sell	276	276	09/15/2010	–
New Zealand Dollar	UBS AG	Sell	–	–	08/02/2010	–
Norwegian Krone	UBS AG	Buy	3	3	08/02/2010	–
Singapore Dollar	JP Morgan Securities	Buy	7	7	08/02/2010	–
South African Rand	RBS Securities	Sell	158	157	09/15/2010	(1)
Swedish Krona	Banc of America Securities	Buy	653	645	10/21/2010	8
Swedish Krona	Barclay Investment	Sell	278	274	10/21/2010	(4)
Swedish Krona	UBS AG	Buy	12	12	08/02/2010	–
Swiss Franc	CS First Boston	Buy	30	30	08/02/2010	–
Turkish New Lira	CS First Boston	Buy	387	377	10/21/2010	10
Turkish New Lira	JP Morgan Securities	Sell	200	196	10/21/2010	(4)
						$23

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

10

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Credit Default Swap Agreements Outstanding at July 31, 2010

						Unrealized
		Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Goldman Sachs International	CDX Emerging Market Index	Buy	5.00%	06/22/15	$1,125	$39
Goldman Sachs International	CDX North American High Yield Index	Buy	5.00%	06/22/15	2,300	38
Goldman Sachs International	LCDX North American Index	Buy	2.00%	06/22/15	1,100	1
Goldman Sachs International	LCDX North American Index	Buy	5.00%	06/22/15	1,250	15
Morgan Stanley Capital Services, Inc.	CDX Emerging Market Index	Buy	5.00%	06/22/15	850	5
						$98

Interest Rate Swap Agreements Outstanding at July 31, 2010

					Unrealized
		Payments received	Expiration	Notional	Appreciation/
Counterparty	Payments made by Fund	by Fund	Date	Amount	(Depreciation)
Morgan Stanley Capital Services, Inc.	South African Interbank 3 Month
	Floating, 7.35%	8.21% Fixed	05/28/20	$524	$18
Morgan Stanley Capital Services, Inc.	South African Interbank 3 Month
	Floating, 7.35%	7.745% Fixed	07/29/20	411	–
					$18

11

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$465	$–	$465	$–
Banks	1,649	317	1,329	3
Capital Goods	1,910	850	1,060	–
Commercial & Professional Services	105	–	105	–
Consumer Durables & Apparel	399	202	197	–
Consumer Services	85	14	71	–
Diversified Financials	1,259	918	341	–
Energy	1,856	863	993	–
Food & Staples Retailing	227	5	222	–
Food, Beverage & Tobacco	1,145	408	737	–
Health Care Equipment & Services	292	171	121	–
Household & Personal Products	103	8	95	–
Insurance	413	17	385	11
Materials	3,949	2,136	1,813	–
Media	149	17	132	–
Pharmaceuticals, Biotechnology & Life Sciences	1,453	893	560	–
Real Estate	387	–	387	–
Retailing	788	572	216	–
Semiconductors & Semiconductor Equipment	73	11	62	–
Software & Services	831	582	249	–
Technology Hardware & Equipment	1,638	1,346	292	–
Telecommunication Services	782	29	753	–
Transportation	680	302	378	–
Utilities	740	34	706	–
Total	21,378	9,695	11,669	14
Corporate Bonds: Investment Grade	935	–	935	–
Corporate Bonds: Non-Investment Grade	289	–	–	289
Exchange Traded Funds	1,859	1,859	–	–
Preferred Stocks	35	9	26	–
U.S. Government Securities	1,658	–	1,658	–
Short-Term Investments	19,610	–	19,610	–
Total	$45,764	$11,563	$33,898	$303
Credit Default Swaps*	98	–	98	–
Forward Foreign Currency Contracts*	44	–	44	–
Futures*	95	95	–	–
Interest Rate Swaps*	18	–	18	–
Total	$255	$95	$160	$–
Liabilities:
Forward Foreign Currency Contracts*	21	–	21	–
Futures*	1	1	–	–
Total	$22	$1	$21	$–
♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

12

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Change in
	Balance	Realized	Unrealized					Transfers	Transfers	Balance
	as of May	Gain	Appreciation		Net			Into	Out of	as of July
	28, 2010*	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2010
Assets:
Common Stock	$—	$—	$—	†	$—	$14	$—	$—	$—	$14
Corporate Bonds	—	—	68	‡	—	221	—	—	—	289
Total	$—	$—	$68		$—	$235	$—	$—	$—	$303

*	Commenced operations on May 28, 2010.
†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $—.
‡	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $68.

13

The Hartford Global Enhanced Dividend Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
LONG POSITIONS - 137.0%
COMMON STOCKS - 135.7%
	Automobiles & Components - 1.2%
2	Nissan Motor Co., Ltd. ADR ‡	$37
1	Thor Industries, Inc. ‡	16
–	Toyota Motor Corp. ADR ‡	33
		86
	Banks - 13.3%
1	Banco de Chile ADR ‡	59
–	Banco Santander Chili S.A. ADR ‡	39
2	Banco Santander S.A. ADR ‡	23
–	Bank of Hawaii Corp. ‡	16
1	Bank of Montreal ‡	57
1	BB&T Corp. ‡	33
1	Canadian Imperial Bank of Commerce ‡	38
–	Cullen/Frost Bankers, Inc. ‡	6
1	First Niagara Financial Group, Inc. ‡	11
–	FirstMerit Corp. ‡	9
2	FNB Corp. ‡	21
–	Hancock Holding Co. ‡	5
1	HSBC Holdings plc ADR ‡	50
1	Hudson City Bancorp, Inc. ‡	8
–	Iberiabank Corp. ‡	6
36	Mitsubishi UFJ Financial Group, Inc. ADR ‡	179
8	Mizuho Financial Group, Inc. ADR ‡	25
2	New York Community Bancorp, Inc. ‡	27
–	Park National Corp. ‡	23
1	Royal Bank of Canada ‡	69
–	Shinhan Financial Group Co., Ltd. ADR ‡	16
1	Sterling Bancshares, Inc. ‡	4
–	SunTrust Banks, Inc. ‡	6
1	Toronto-Dominion Bank ADR ‡	95
–	Trustmark Corp. ‡	6
3	US Bancorp ‡	63
1	Wells Fargo & Co. ‡	25
1	Westpac Banking Corp. ADR ‡	68
		987
	Basic Materials - 0.6%
2	RPM International, Inc. ‡	44

	Capital Goods - 10.4%
1	3M Co. ‡	113
1	ABB Ltd. ADR ‡	24
4	Aircastle Ltd. ‡	33
1	Boeing Co. ‡	41
1	Caterpillar, Inc. ‡	88
–	Crane Co. ‡	12
1	Eaton Corp. ‡	53
1	Emerson Electric Co. ‡	74
2	General Electric Co. ‡	29
–	Honeywell International, Inc. ‡	20
1	Hubbell, Inc. Class B ‡	28
–	Illinois Tool Works, Inc. ‡	7
3	Insteel Industries, Inc. ‡	25
3	Masco Corp. ‡	29
–	Northrop Grumman Corp. ‡	22
1	Oshkosh Corp. ●‡	43
1	Rockwell Automation, Inc. ‡	60
1	Siemens AG ADR ‡	78
		779
	Commercial & Professional Services - 3.0%
1	Avery Dennison Corp. ‡	31
2	Cintas Corp. ‡	40
2	Deluxe Corp. ‡	43
2	Pitney Bowes, Inc. ‡	40
2	R.R. Donnelley & Sons Co. ‡	31
1	Waste Management, Inc. ‡	35
		220
	Consumer Durables & Apparel - 3.4%
1	Garmin Ltd.	30
2	Leggett & Platt, Inc. ‡	39
–	National Presto Industries, Inc. ‡	30
4	Panasonic Corp. ‡	54
–	Polaris Industries, Inc. ‡	14
1	Sony Corp. ADR ‡	40
–	Stanley Black & Decker, Inc. ‡	21
–	V.F. Corp. ‡	25
		253
	Consumer Services - 2.9%
1	Intercontinental Hotels Group plc ‡	23
3	McDonald's Corp. ‡	193
		216
	Diversified Financials - 6.6%
5	Advance America Cash Advance Centers,
	Inc. ‡	18
1	American Express Co. ‡	24
2	Apollo Investment Corp. ‡	19
3	Ares Capital Corp. ‡	38
2	Bank of America Corp. ‡	33
–	BlackRock, Inc. ‡	41
–	Credit Suisse Group ADR ‡	15
–	Eaton Vance Corp. ‡	14
1	Federated Investors, Inc. ‡	30
1	Fifth Street Finance Corp. ‡	7
2	JP Morgan Chase & Co. ‡	72
2	NYSE Euronext ‡	65
1	Orix Corp. ADR ‡	39
2	Prospect Capital Corp. ‡	22
1	Raymond James Financial, Inc. ‡	17
2	SEI Investments Co. ‡	29
–	Waddell and Reed Financial, Inc. Class A ‡	5
		488
	Energy - 15.7%
–	Cenovus Energy, Inc. ‡	10
1	Chevron Corp. ‡	92
–	CNOOC Ltd. ADR ‡	21
1	ConocoPhillips Holding Co. ‡	32
3	DHT Holdings, Inc. ‡	14
–	Diamond Offshore Drilling, Inc. ‡	23
–	EnCana Corp. ADR ‡	11
3	Enerplus Resources Fund ‡	73
1	Eni S.p.A. ADR ‡	54
1	Exxon Mobil Corp. ‡	86
–	Frontline Ltd. ‡	10
–	Knightsbridge Tankers Ltd. ADR ‡	6
2	Marathon Oil Corp. ‡	64
1	Overseas Shipholding Group, Inc. ‡	33
2	Pengrowth Energy Trust ‡	18

1

The Hartford Global Enhanced Dividend Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
LONG POSITIONS - 137.0% - (continued)
COMMON STOCKS - 135.7% - (continued)
	Energy - 15.7% - (continued)
–	PetroChina Co., Ltd. ADR ‡	$21
3	Repsol-YPF S.A. ADR ‡	81
2	Royal Dutch Shell plc ADR ‡	126
2	Ship Finance International Ltd. ‡	40
2	Spectra Energy Corp. ‡	43
1	Statoilhydro ASA ADR ‡	18
1	Teekay Tankers Ltd. ‡	20
5	Total S.A. ADR ‡	272
2	WSP Holdings Ltd. ●‡	3
		1,171
	Food & Staples Retailing - 0.9%
2	Supervalu, Inc. ‡	28
1	Sysco Corp. ‡	39
		67
	Food, Beverage & Tobacco - 6.7%
3	Altria Group, Inc. ‡	56
1	Coca-Cola Co. ‡	55
1	H.J. Heinz Co. ‡	31
1	Kraft Foods, Inc. ‡	34
1	Lorillard, Inc. ‡	47
–	PepsiCo, Inc. ‡	18
1	Philip Morris International, Inc. ‡	54
1	Reynolds American, Inc. ‡	81
3	Unilever N.V. NY Shares ADR ‡	101
1	Vector Group Ltd. ‡	25
		502
	Health Care Equipment & Services - 1.6%
–	Atrion Corp. ‡	35
–	Becton, Dickinson & Co.	23
1	Brookdale Senior Living, Inc. ●‡	13
–	Fresenius Medical Care AG ADR ‡	15
1	Masimo Corp. ‡	30
		116
	Household & Personal Products - 0.7%
1	Kimberly-Clark Corp. ‡	51

	Insurance - 5.6%
1	Aflac, Inc. ‡	41
2	Allstate Corp. ‡	42
3	Axa ADR ‡	50
–	Axis Capital Holdings Ltd. ‡	10
1	Brown & Brown, Inc. ‡	18
1	Chubb Corp. ‡	37
2	Fidelity National Financial, Inc. ‡	35
1	First Mercury Financial Corp. ‡	15
2	Manualife Financial Corp. ‡	27
3	Old Republic International Corp. ‡	43
3	Prudential Financial, Inc. ‡	51
1	Sun Life Financial ‡	28
–	Travelers Cos., Inc. ‡	15
		412
	Materials - 5.4%
1	ArcelorMittal ADR ‡	37
1	BHP Billiton Ltd. ADR ‡	83
1	Dow Chemical Co. ‡	19
2	E.I. DuPont de Nemours & Co. ‡	66
1	MeadWestvaco Corp. ‡	21
–	Nucor Corp. ‡	18
1	Southern Copper Corp. ‡	23
1	Syngenta AG ADR ‡	29
2	Ternium S.A. ADR ‡	81
–	Weyerhaeuser Co. ‡	5
1	Worthington Industries, Inc. ‡	21
		403
	Media - 2.2%
2	Cinemark Holdings, Inc. ‡	33
3	Grupo Televisa S.A. ADR ‡	52
1	McGraw-Hill Cos., Inc. ‡	17
2	Time Warner, Inc. ‡	62
		164
	Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
1	Abbott Laboratories ‡	36
2	AstraZeneca plc ADR ‡	111
4	Bristol-Myers Squibb Co. ‡	98
4	Eli Lilly & Co. ‡	138
–	Johnson & Johnson ‡	24
3	Merck & Co., Inc. ‡	88
5	PDL Biopharma, Inc. ‡	34
4	Pfizer, Inc. ‡	53
3	Sanofi-Aventis S.A. ADR ‡	85
		667
	Real Estate - 5.7%
1	American Capital Agency Corp. ‡	19
1	Annaly Capital Management, Inc. ‡	22
2	Anworth Mortgage Asset Corp. ‡	14
3	Apartment Investment & Management Co. ‡	65
1	Brookfield Properties Corp. ‡	10
2	Capstead Mortgage Corp. ‡	21
5	Chimera Investment Corp. ‡	19
1	CommonWealth REIT	33
2	Duke Realty, Inc. ‡	20
–	Entertainment Properties Trust ‡	10
1	Hatteras Financial Corp. ‡	26
–	HCP, Inc. ‡	10
–	Health Care, Inc. ‡	16
–	Inland Real Estate Corp. ‡	3
2	Medical Properties Trust, Inc. ‡	20
1	Nationwide Health Properties, Inc.	46
2	Northstar Realty Finance Corp. ‡	8
3	Resource Capital Corp. ‡	16
1	Senior Housing Properties Trust ‡	20
1	UDR, Inc. ‡	25
		423
	Retailing - 2.3%
–	Barnes & Noble, Inc. ‡	4
2	Foot Locker, Inc. ‡	21
–	Genuine Parts Co. ‡	19
–	Home Depot, Inc. ‡	8
–	J.C. Penney Co., Inc. ‡	7
2	Limited Brands, Inc. ‡	60
2	Nutri/System, Inc. ‡	47
		166
	Semiconductors & Semiconductor Equipment - 4.4%
1	Analog Devices, Inc. ‡	19

2

The Hartford Global Enhanced Dividend Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
LONG POSITIONS - 137.0% - (continued)
COMMON STOCKS - 135.7% - (continued)
	Semiconductors & Semiconductor Equipment - 4.4% -
	(continued)
8	Himax Techologies, Inc. ADR ●‡		$24
2	Intel Corp. ‡		50
2	Intersil Corp. ‡		27
1	Linear Technology Corp. ‡		17
1	Maxim Integrated Products, Inc. ‡		19
1	Microchip Technology, Inc. ‡		39
13	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR ‡		128
			323
	Software & Services - 3.2%
–	AOL, Inc. ●‡		4
–	Automatic Data Processing, Inc. ‡		17
3	Earthlink, Inc. ‡		24
1	Infosys Technologies Ltd. ADR ‡		63
13	iPass, Inc. ‡		17
2	Paychex, Inc. ‡		57
1	S.p.A. ADR ‡		56
			238
	Technology Hardware & Equipment - 5.7%
3	Canon, Inc. ADR ‡		146
1	Fujifilm Holdings Corp. ‡		20
–	Hitachi Ltd. ‡		19
2	Jabil Circuit, Inc. ‡		35
1	Molex, Inc. ‡		22
4	Nokia Corp. ‡		42
4	Seagate Technology ●		45
8	Telefonaktiebolaget LM Ericsson ADR ‡		90
			419
	Telecommunication Services - 13.6%
2	Alaska. Communication Systems Holdings, Inc.
	‡		18
3	AT&T, Inc. ‡		85
4	BT Group plc ADR ‡		80
2	Deutsche Telekom AG ADR ‡		25
4	France Telecom S.A. ADR ‡		78
5	Frontier Communications Corp. ‡		39
1	Hutchison Telecommunications ADR ‡		5
1	Magyar Telekom Telecommunications plc ‡		16
1	Nippon Telegraph & Telephone Corp. ADR ‡		18
2	NTELOS Holdings Corp. ‡		41
2	NTT Docomo, Inc. ‡		38
2	Partner Communications Co., Ltd. ADR ‡		39
1	Philippine Long Distance Telephone Co ADR
	‡		27
9	Qwest Communications International, Inc. ‡		49
2	SK Telecom Co., Ltd. ADR ‡		35
1	Tele Norte Leste Participacoes S.A. ADR ‡		16
5	Telecom Corp. of New Zealand Ltd. ADR ‡		39
5	Telecom Italia S.p.A. ADR ‡		66
1	Telefonos de Mexico S.A. ADR Class L ‡		14
2	Verizon Communications, Inc. ‡		52
9	Vodafone Group plc ADR ‡		209
2	Windstream Corp. ‡		19
			1,008
	Transportation - 0.8%
1	Genco Shipping & Trading Ltd. ●‡		23
1	Grupo Aeroportuario del Pacifico SAB de CV
	ADR ‡		36
			59
	Utilities - 10.8%
1	AGL Resources, Inc. ‡		38
1	Alliant Energy Corp. ‡		39
2	Ameren Corp. ‡		38
1	American Electric Power Co., Inc. ‡		38
3	CenterPoint Energy, Inc. ‡		42
–	CIA Saneamento Basico De Estado de Sao
	Paulo ‡		11
1	Consolidated Edison, Inc. ‡		55
1	DTE Energy Co. ‡		45
3	Enersis S.A. ADS ‡		62
1	FirstEnergy Corp. ‡		37
3	National Grid plc ‡		108
1	Oneok, Inc. ‡		25
3	Pepco Holdings, Inc. ‡		49
2	Pinnacle West Capital Corp. ‡		79
1	SCANA Corp. ‡		34
2	Southern Co. ‡		55
2	TECO Energy, Inc. ‡		27
1	Vectren Corp. ‡		24
			806
	Total common stocks
	(cost $9,992)		$10,068

PREFERRED STOCKS - 0.2%
	Telecommunication Services - 0.2%
1	Telecomunicacoes de Sao Paulo S.A. ‡		$16

	Total preferred stocks
	(cost $16)		$16

	Total long-term investments
	(cost $10,008)		$10,084

SHORT-TERM INVESTMENTS - 1.1%
	Investment Pools and Funds - 1.1%
	State Street Bank U.S. Government Money
79	Market Fund		$79

	Total short-term investments
	(cost $79)		$79

	Total long positions
	(cost $10,087) ▲	137.0%	$10,163
	Securities sold short
	(proceeds $2,279▲)	(37.2)%	(2,761)
	Other assets and liabilities	0.2%	15
	Total net assets	100.0%	$7,417

3

The Hartford Global Enhanced Dividend Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SECURITIES SOLD SHORT – 37.2%
COMMON STOCK – 37.2%
	Automobiles & Components - 0.7%
1	Dana Holding Corp.●	$16
1	Tenneco Automotive, Inc.●	33
		49
	Banks - 0.3%
1	Signature Bank●	20

	Capital Goods - 3.6%
–	Astec Industries, Inc.●	6
1	BE Aerospace, Inc.●	30
–	Ceradyne, Inc.●	9
1	Colfax Corp.●	9
–	Enpro Industries, Inc.●	10
–	ESCO Technologies, Inc	10
1	Flow International Corp.●	3
1	Gardner Denver Machinery, Inc	36
1	Hexcel Corp.●	13
–	Kadant, Inc.●	7
2	McDermott International, Inc.●	40
–	Moog, Inc. Class A●	7
1	Polypore International, Inc.●	13
–	RBS Bearings, Inc.●	10
1	Spirit Aerosystems Holdings, Inc.●	21
1	Tecumseh Products Co. Class A●	9
–	Titan Machinery, Inc.●	7
–	TransDigm Group, Inc	19
1	Trimas Corp.●	14
		273
	Commercial & Professional Services - 1.0%
–	Consolidated Graphics, Inc.●	14
1	Navigant Consulting, Inc.●	7
2	SFN Group, Inc.●	17
–	Stericycle, Inc.●	14
1	Waste Connections, Inc.●	24
		76
	Consumer Durables & Apparel - 1.2%
1	Gildan Activewear, Inc.●	20
1	Hanesbrands, Inc.●	27
–	Jakks Pacific, Inc.●	8
1	Mohawk Industries, Inc.●	27
–	Universal Electronics, Inc.●	7
		89
	Consumer Services - 0.7%
1	Grand Canyon Education, Inc.●	16
2	Lakes Entertainment, Inc.●	5
1	Scientific Games Corp. Class A●	15
1	Sonic Corp.●	7
1	Texas Roadhouse, Inc.●	13
		56
	Consumer Staples - 0.3%
–	Seaboard Corp	20

	Energy - 3.9%
–	Bill Barrett Corp.●	10
–	Bristow Group, Inc.●	6
1	Bronco Drilling Co., Inc.●	4
–	Carrizo Oil & Gas, Inc.●	7
1	Continental Resources, Inc.●	40
1	Denbury Resources, Inc.●	20
1	Forest Oil Corp.●	33
–	Goodrich Petroleum Corp.●	4
4	Hercules Offshore, Inc.●	10
1	Hess Corp	32
1	Key Energy Services, Inc.●	9
4	Parker Drilling Co.●	18
1	Petrohawk Energy Corp.●	18
–	Plains Exploration & Production Co.●	5
1	Sandridge Energy, Inc.●	6
1	Suncor Energy, Inc	35
1	TETRA Technologies, Inc.●	12
–	Ultra Petroleum Corp.●	19
		288
	Food & Staples Retailing - 0.6%
1	United Natural Foods, Inc.●	46

	Food, Beverage & Tobacco - 1.0%
–	Dean Foods Co.●	4
1	Hain Celestial Group, Inc.●	24
–	Hansen National Corp.●	10
2	Smithfield Foods, Inc.●	35
		73
	Health Care Equipment & Services - 0.2%
1	Boston Scientific Corp.●	6
–	Hologic, Inc.●	6
–	NuVasive, Inc.●	6
		18
	Household & Personal Products - 0.1%
–	Energizer Holdings, Inc.●	6

	Insurance - 0.2%
3	CNO Financial Group, Inc.●	14

	Materials - 2.3%
–	Agnico Eagle Mines Ltd	13
1	Buckeye Technologies, Inc.●	16
–	Deltic Timber Corp	10
–	FMC Corp	30
2	Headwaters, Inc.●	7
1	Intrepid Potash, Inc.●	29
1	RTI International Metals, Inc.●	26
2	Sterlite Industries Ltd	33
		164
	Media - 0.8%
2	CTC Media, Inc	36
1	DirecTV Class A●	19
–	Liberty Media-Starz - Series A●	3
–	Scholastic Corp	2
		60
	Pharmaceuticals, Biotechnology & Life
	Sciences - 2.2%
1	Auxilium Pharmaceuticals, Inc.●	13
2	Caraco Pharmaceutical Laboratories Ltd.●	9
3	Cypress Bioscience●	10
5	DURECT Corp.●	11
5	Elan Corp. plc ADR●	23

4

The Hartford Global Enhanced Dividend Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SECURITIES SOLD SHORT – 37.2% - (continued)
COMMON STOCK – 37.2% - (continued)
	Pharmaceuticals, Biotechnology & Life
	Sciences - 2.2% - (continued)
1	Impax Laboratories, Inc.●		$15
–	Optimer Pharmaceuticals, Inc.●		5
1	Questcor Pharmaceuticals●		8
1	Salix Pharmaceuticals Ltd.●		57
3	SuperGen, Inc.●		7
1	Xenoport, Inc.●		5
			163
	Real Estate - 0.3%
1	Douglas Emmett, Inc		23

	Retailing - 1.4%
1	AnnTaylor Stores Corp.●		15
2	Chico's FAS, Inc		22
1	Collective Brands, Inc.●		8
1	Liberty Media - Interactive A●		12
1	LKQ Corp.●		12
–	O'Reilly Automotive, Inc.●		17
2	Sally Beauty Co., Inc.●		15
			101
	Semiconductors & Semiconductor
	Equipment - 3.2%
1	Applied Micro Circuits Corp.●		12
4	Arm Holdings plc		58
–	Atheros Communications, Inc.●		10
6	Atmel Corp.●		30
–	Cavium Networks, Inc.●		10
–	Cymer, Inc.●		7
1	Diodes, Inc.●		19
–	Lam Research Corp.●		19
3	LSI Corp.●		14
1	Microsemi Corp.●		15
–	MKS Instruments, Inc.●		7
1	Rambus, Inc.●		17
3	RF Micro Devices, Inc.●		11
1	Teradyne, Inc.●		9
			238
	Software & Services - 1.8%
1	Ariba, Inc.●		14
–	Computer Sciences Corp		16
–	EPIQ Systems, Inc		6
–	IAC/Interactive Corp.●		9
–	Informatica Corp.●		12
2	Liquidity Services, Inc.●		29
1	Mentor Graphics Corp.●		9
1	Red Hat, Inc.●		21
–	Tyler Corp.●		7
1	Valueclick, Inc.●		10
			133
	Technology Hardware & Equipment - 3.5%
–	Agilent Technologies, Inc.●		9
1	Aruba Networks, Inc.●		13
1	Ciena Corp.●		8
1	Cogent, Inc.●		5
2	Cogo Group, Inc.●		11
–	Coherent, Inc.●		9
–	DG Fastchannel, Inc.●		11
–	Hughes Communications, Inc.●		11
1	Infinera Corp.●		9
1	Intermec, Inc.●		14
1	Juniper Networks, Inc.●		19
–	Maxwell Technologies, Inc.●		6
1	Polycom, Inc.●		43
–	Research In Motion Ltd.●		14
2	Sanmina-Sci Corp.●		26
3	Tellabs, Inc		18
1	Trimble Navigation Ltd.●		22
–	ViaSat, Inc.●		10
			258
	Telecommunication Services - 4.2%
1	Cbeyond, Inc.●		22
1	Crown Castle International Corp.●		45
1	Leap Wireless International, Inc.●		17
20	Level 3 Communications Corp.●		23
6	MetroPCS Communications, Inc.●		49
1	NII Holdings, Inc. Class B●		39
1	Premiere Global Services, Inc.●		4
1	SBA Communications Corp.●		47
1	TW Telecom, Inc.●		26
1	US Cellular Corp.●		41
			313
	Transportation - 0.6%
–	American Commercial Lines, Inc.●		9
1	Atlas Air Worldwide Holdings, Inc.●		37
			46
	Utilities - 3.1%
1	Allegheny Energy, Inc		12
2	Calpine Corp.●		28
2	Dynegy Holdings, Inc.●		6
1	El Paso Electric Co.●		27
1	EQT Corp		23
1	MDU Resources Group, Inc		26
–	Northwest Natural Gas Co		20
1	Ormat Technologies, Inc		17
1	PG&E Corp		25
4	RRI Energy, Inc.●		16
–	South Jersey Industries, Inc		15
–	Wisconsin Energy Corp		19
			234
	Total common stock
	(proceeds $2,279)		$2,761
	Total securities sold short
	(proceeds $2,279)	37.2%	$2,761

5

The Hartford Global Enhanced Dividend Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long position investments in foreign securities represents 54.7% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲
At July 31, 2010, the cost of securities (net proceeds received from securities sold short) for federal income tax purposes was $7,845 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,511
Unrealized Depreciation	(1,954)
Net Unrealized Depreciation	$(443)

●	Currently non-income producing.

‡	All or a portion of this security is held in a segregated account to cover the Fund's short position.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Diversification by Country - Long Positions
as of July 31, 2010
Percentage of
Country	Net Assets
Australia	2.0%
Brazil	0.4
Canada	5.9
Chile	2.1
China	0.3
Finland	0.6
France	6.6
Germany	2.4
Hong Kong	0.4
Hungary	0.2
India	0.8
Israel	0.5
Italy	1.6
Japan	8.8
Luxembourg	1.6
Mexico	1.4
Netherlands	1.4
New Zealand	0.5
Norway	0.3
Philippines	0.4
South Korea	0.7
Spain	1.4
Sweden	1.2
Switzerland	0.9
Taiwan	2.0
United Kingdom	10.3
United States	81.2
Short-Term Investments	1.1
Total Long Positions	137.0
Short Positions	(37.2)
Other Assets and Liabilities	0.2
Total	100.0%

Diversification by Country - Securities Sold Short
as of July 31, 2010
Percentage of
Country	Net Assets
Canada	1.2%
India	0.4
Ireland	0.3
United Kingdom	0.8
United States	34.5
Total	37.2%

6

The Hartford Global Enhanced Dividend Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Diversification by Industry - Long Positions
as of July 31, 2010
Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer
Discretionary)	1.2%
Banks (Financials)	13.3
Basic Materials (Materials)	0.6
Capital Goods (Industrials)	10.4
Commercial & Professional Services (Industrials)	3.0
Consumer Durables & Apparel (Consumer
Discretionary)	3.4
Consumer Services (Consumer Discretionary)	2.9
Diversified Financials (Financials)	6.6
Energy (Energy)	15.7
Food & Staples Retailing (Consumer Staples)	0.9
Food, Beverage & Tobacco (Consumer Staples)	6.7
Health Care Equipment & Services (Health Care)	1.6
Household & Personal Products (Consumer Staples)	0.7
Insurance (Financials)	5.6
Materials (Materials)	5.4
Media (Consumer Discretionary)	2.2
Pharmaceuticals, Biotechnology & Life Sciences
(Health Care)	9.0
Real Estate (Financials)	5.7
Retailing (Consumer Discretionary)	2.3
Semiconductors & Semiconductor Equipment
(Information Technology)	4.4
Software & Services (Information Technology)	3.2
Technology Hardware & Equipment (Information
Technology)	5.7
Telecommunication Services (Services)	13.8
Transportation (Industrials)	0.8
Utilities (Utilities)	10.8
Short-Term Investments	1.1
Total Long Positions	137.0
Short Positions	(37.2)
Other Assets and Liabilities	0.2
Total	100.0%

Diversification by Industry - Securities Sold Short
as of July 31, 2010
Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	0.7%
Banks (Financials)	0.3
Capital Goods (Industrials)	3.6
Commercial & Professional Services (Industrials)	1.0
Consumer Durables & Apparel (Consumer Discretionary)	1.2
Consumer Services (Consumer Discretionary)	0.7
Consumer Staples (Industrials)	0.3
Energy (Energy)	3.9
Food & Staples Retailing (Consumer Staples)	0.6
Food, Beverage & Tobacco (Consumer Staples)	1.0
Health Care Equipment & Services (Health Care)	0.2
Household & Personal Products (Consumer Staples)	0.1
Insurance (Financials)	0.2
Materials (Materials)	2.3
Media (Consumer Discretionary)	0.8
Pharmaceuticals, Biotechnology & Life Sciences (Health
Care)	2.2
Real Estate (Financials)	0.3
Retailing (Consumer Discretionary)	1.4
Semiconductors & Semiconductor Equipment (Information
Technology)	3.2
Software & Services (Information Technology)	1.8
Technology Hardware & Equipment (Information
Technology)	3.5
Telecommunication Services (Services)	4.2
Transportation (Industrials)	0.6
Utilities (Utilities)	3.1
Total	37.2%

Investment Valuation Hierarchy Level Summary
July 31, 2010
	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$10,068	$10,068	$–	$–
Preferred Stocks	16	16	–	–
Short-Term Investments	79	79	–	–
Total	$10,163	$10,163	$–	$–
Liabilities:
Securities Sold Short - Common Stock ‡	$2,761	$2,761	$–	$–
Total	$2,761	$2,761	$–	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

7

The Hartford Global Growth Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.7%
	Automobiles & Components - 3.1%
129	Daimler AG	$6,976
537	Nissan Motor Co., Ltd.	4,110
		11,086
	Banks - 6.4%
8,121	Agricultural Bank of China ●	3,659
920	Barclays Bank plc	4,766
1,409	BOC Hong Kong Holdings Ltd.	3,623
186	Itau Unibanco Banco Multiplo S.A. ADR	4,158
224	Standard Chartered plc	6,464
		22,670
	Capital Goods - 13.1%
342	General Electric Co.	5,519
89	Honeywell International, Inc.	3,814
113	Illinois Tool Works, Inc.	4,898
171	Ingersoll-Rand plc	6,397
270	Masco Corp.	2,779
60	Parker-Hannifin Corp.	3,700
32	Precision Castparts Corp.	3,860
33	Schneider Electric S.A.	3,817
45	Siemens AG	4,354
28	SMC Corp.	3,729
69	Vestas Wind Systems A/S ●	3,350
		46,217
	Consumer Durables & Apparel - 1.2%
81	Adidas-Salomon AG	4,383

	Consumer Services - 4.1%
2,674	Genting Singapore plc ●	2,505
343	MGM Resorts International ●	3,730
2,967	Sands China Ltd. ●§	4,600
145	Starbucks Corp.	3,615
		14,450
	Diversified Financials - 5.1%
76	American Express Co.	3,411
30	Goldman Sachs Group, Inc.	4,461
112	JP Morgan Chase & Co.	4,529
320	UBS AG	5,430
		17,831
	Energy - 6.1%
224	BG Group plc	3,598
112	Consol Energy, Inc.	4,214
52	EOG Resources, Inc.	5,043
116	National Oilwell Varco, Inc.	4,529
73	Schlumberger Ltd.	4,375
		21,759
	Food & Staples Retailing - 1.0%
66	Metro AG	3,667

	Food, Beverage & Tobacco - 2.7%
129	British American Tobacco plc	4,435
110	Heineken N.V.	4,996
		9,431
	Health Care Equipment & Services - 1.0%
133	Aetna, Inc.	3,690

	Household & Personal Products - 1.0%
75	Reckitt Benckiser Group plc	3,689

	Insurance - 2.0%
454	Ping An Insurance (Group) Co. ⌂†	3,385
64	Prudential Financial, Inc.	3,685
		7,070
	Materials - 5.7%
101	Anglo American plc ●	3,981
114	Barrick Gold Corp.	4,690
124	BHP Billiton plc	3,791
81	Shin-Etsu Chemical Co., Ltd.	4,025
245	Xstrata plc	3,900
		20,387
	Media - 2.1%
276	News Corp. Class A	3,606
347	WPP plc	3,692
		7,298
	Pharmaceuticals, Biotechnology & Life Sciences - 3.9%
87	Amgen, Inc. ●	4,720
83	Celgene Corp. ●	4,569
95	Teva Pharmaceutical Industries Ltd. ADR	4,653
		13,942
	Real Estate - 1.0%
856	Hang Lung Properties Ltd.	3,578

	Retailing - 9.4%
11,260	GOME Electrical Appliances Holdings Ltd.	. 3,909
1,064	Kingfisher plc	3,594
88	Kohl's Corp. ●	4,197
808	Li & Fung Ltd.	3,716
258	Lowe's Co., Inc.	5,345
30	Pinault-Printemps-Redoute S.A.	4,056
19	Priceline.com, Inc. ●	4,358
124	Urban Outfitters, Inc. ●	3,981
		33,156
	Semiconductors & Semiconductor Equipment - 3.4%
59	Broadcom Corp. Class A	2,133
224	Marvell Technology Group Ltd. ●	3,348
189	NVIDIA Corp. ●	1,738
7	Samsung Electronics Co., Ltd.	4,739
		11,958
	Software & Services - 9.7%
112	Accenture plc	4,454
299	Activision Blizzard, Inc.	3,555
157	Adobe Systems, Inc. ●	4,507
38	Baidu, Inc. ADR ●	3,126
230	eBay, Inc. ●	4,801
9	Google, Inc. ●	4,582
396	Oracle Corp.	9,362
		34,387
	Technology Hardware & Equipment - 11.2%
41	Apple, Inc. ●	10,658
387	Cisco Systems, Inc. ●	8,932
318	EMC Corp. ●	6,291
1,104	Hon Hai Precision Industry Co., Ltd. ●	4,447
110	NetApp, Inc. ●	4,643

1

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.7% - (continued)
	Technology Hardware & Equipment - 11.2% - (continued)
115	Qualcomm, Inc.		$4,374
			39,345
	Telecommunication Services – 1.1%
125	Softbank Corp.		3,715

	Transportation - 3.4%
388	Delta Air Lines, Inc. ●		4,608
31	Kuehne & Nagel International AG		3,376
583	Mitsui O.S.K. Lines Ltd.		3,938
			11,922
	Total common stocks
	(cost $301,183)		$345,631

	Total long-term investments
	(cost $301,183)		$345,631

SHORT-TERM INVESTMENTS - 2.5%
	Repurchase Agreements - 2.5%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $6,603,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $6,735)
$6,603	0.21%, 7/30/2010		$6,603
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $443, collateralized by FNMA
	2.91% - 4.50%, 2030 - 2040, value of $452)
443	0.21%, 7/30/2010		443
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $1,133,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $1,156)
1,133	0.21%, 7/30/2010		1,133
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$19, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $20)
19	0.19%, 7/30/2010		19
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $496, collateralized by FNMA
	3.50% - 4.00%, 2020 - 2040, value of $506)
496	0.21%, 7/30/2010		496
			8,694
	Total short-term investments
	(cost $8,694)		$8,694

	Total investments
	(cost $309,877) ▲	100.2%	$354,325
	Other assets and liabilities	(0.2)%	(872)
	Total net assets	100.0%	$353,453

2

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 45.4% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $313,740 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$53,307
Unrealized Depreciation	(12,722)
Net Unrealized Appreciation	$40,585

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at July 31, 2010, was $3,385, which represents 0.96% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S.  person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2010, these securities amounted to $4,600 or 1.30% of total net assets.

⌂
 The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
11/2008 - 03/2010	454	Ping An Insurance (Group) Co.	$2,324

The aggregate value of these securities at July 31, 2010 was $3,385 which represents 0.96% of total net assets.

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Hong Kong Dollar	Westpac International	Sell	$428	$428	08/02/2010	$–
Singapore Dollar	State Street Global Markets LLC	Buy	612	611	08/04/2010	1
Swiss Franc	Barclay Investment	Buy	374	374	08/04/2010	–
Swiss Franc	CS First Boston	Buy	3	3	08/02/2010	–
Swiss Franc	UBS AG	Sell	628	628	08/03/2010	–
						$1

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Diversification by Country
as of July 31, 2010

Percentage of
Country	Net Assets
Brazil	1.2%
Canada	1.3
China	2.9
Denmark	0.9
France	2.2
Germany	5.4
Hong Kong	6.2
Israel	1.3
Japan	5.5
Netherlands	1.4
South Korea	1.3
Switzerland	2.5
Taiwan	1.3
United Kingdom	12.0
United States	52.3
Short-Term Investments	2.5
Other Assets and Liabilities	(0.2)
Total	100.0%

4

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$11,086	$–	$11,086	$–
Banks	22,670	7,817	14,853	–
Capital Goods	46,217	30,967	15,250	–
Consumer Durables & Apparel	4,383	–	4,383	–
Consumer Services	14,450	7,345	7,105	–
Diversified Financials	17,831	12,401	5,430	–
Energy	21,759	18,161	3,598	–
Food & Staples Retailing	3,667	–	3,667	–
Food, Beverage & Tobacco	9,431	–	9,431	–
Health Care Equipment & Services	3,690	3,690	–	–
Household & Personal Products	3,689	–	3,689	–
Insurance	7,070	3,685	–	3,385
Materials	20,387	4,690	15,697	–
Media	7,298	3,606	3,692	–
Pharmaceuticals, Biotechnology & Life Sciences	13,942	13,942	–	–
Real Estate	3,578	–	3,578	–
Retailing	33,156	17,881	15,275	–
Semiconductors & Semiconductor Equipment	11,958	7,219	4,739	–
Software & Services	34,387	34,387	–	–
Technology Hardware & Equipment	39,345	34,898	4,447	–
Telecommunication Services	3,715	–	3,715	–
Transportation	11,922	4,608	7,314	–
Total	345,631	205,297	136,949	3,385
Short-Term Investments	8,694	–	8,694	–
Total	$354,325	$205,297	$145,643	$3,385
Forward Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–
Liabilities:
Forward Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in
	as of	Realized	Unrealized					Transfers	Transfers	Balance
	October	Gain	Appreciation		Net			Into	Out of	as of July
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2010
Assets:
Common Stock	$—	$—	$(541	)†	$—	$797	$—	$3,129	$—	$3,385
Total	$—	$—	$(541)		$—	$797	$—	$3,129	$—	$3,385

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted- transfer into Level 3 versus securities where trading has resumed - transfer out of Level 3.
2) Broker quoted securities - transfer into Level 3 versus quoted prices in active markets - transfer out of Level 3.
3) Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3.
†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $(541).

5

The Hartford Global Health Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 100.5%
	Biotechnology - 23.4%
224	3SBio, Inc. ADR ●		$3,369
93	Affymax, Inc. ●		601
59	AMAG Pharmaceuticals, Inc. ●		1,860
152	Amgen, Inc. ●		8,299
322	Amylin Pharmaceuticals, Inc. ●		6,086
671	Celera Corp. ●		4,488
168	Celgene Corp. ●		9,265
167	Celldex Therapeutics, Inc. ●		854
100	Cephalon, Inc. ●		5,695
706	Cytokinetics, Inc. ●		1,941
5	Genzyme Corp. ●		320
175	Gilead Sciences, Inc. ●		5,814
112	Immunogen, Inc. ●		1,054
1,061	Incyte Corp. ●		13,810
58	Ironwood Pharmaceuticals, Inc. ●		678
820	Ligand Pharmaceuticals Class B ●		1,353
157	Regeneron Pharmaceuticals, Inc. ●		3,798
62	Rigel Pharmaceuticals, Inc. ●		500
315	Seattle Genetics, Inc. ●		3,839
437	Siga Technologies, Inc. ●		3,660
108	Vertex Pharmaceuticals, Inc. ●		3,639
			80,923
	Drug Retail - 2.4%
273	CVS/Caremark Corp.		8,381

	Health Care Distributors - 8.0%
231	Amerisource Bergen Corp.		6,926
257	Cardinal Health, Inc.		8,296
197	McKesson Corp.		12,395
			27,617
	Health Care Equipment - 24.2%
233	Abiomed, Inc. ●		2,584
89	Bard (C.R.), Inc.		6,975
170	Baxter International, Inc.		7,461
83	Beckman Coulter, Inc.		3,786
163	CareFusion Corp. ●		3,424
326	China Medical Technologies, Inc. ADR		3,341
278	Covidien plc		10,379
116	DiaSorin S.p.A.		4,278
89	Hospira, Inc. ●		4,624
43	Masimo Corp.		981
400	Medtronic, Inc.		14,773
240	St. Jude Medical, Inc. ●		8,821
2,821	Trauson Holdings Co., Ltd. ●		1,318
420	Volcano Corp. ●		9,278
117	Wright Medical Group, Inc. ●		1,825
			83,848
	Health Care Services - 0.8%
53	Accretive Health, Inc. ●		634
105	Rehabcare Group, Inc. ●		2,221
			2,855
	Health Care Technology - 0.3%
54	Eclipsys Corp. ●		1,067

	Life Sciences Tools & Services - 2.2%
129	PAREXEL International Corp. ●		2,652
114	Thermo Fisher Scientific, Inc. ●		5,114
			7,766
	Managed Health Care - 8.3%
180	Aetna, Inc.		$5,021
224	CIGNA Corp.		6,881
497	UnitedHealth Group, Inc.		15,135
33	Wellpoint, Inc. ●		1,698
			28,735
	Pharmaceuticals - 30.9%
20	Alk-Abello A/S		1,245
115	Almirall S.A.		1,091
85	Ardea Biosciences, Inc. ●		1,704
73	AstraZeneca plc ADR		3,657
352	Daiichi Sankyo Co., Ltd.		6,535
180	Eisai Co., Ltd.		6,123
1,279	Elan Corp. plc ADR ●		6,099
73	Eli Lilly & Co.		2,599
373	Forest Laboratories, Inc. ●		10,348
180	King Pharmaceuticals, Inc. ●		1,579
369	Medicines Co. ●		3,396
374	Merck & Co., Inc.		12,895
1,157	Pfizer, Inc.		17,349
19	Roche Holding AG		2,444
454	Shionogi & Co., Ltd.		9,282
116	Simcere Pharmaceutical Group ●		1,046
174	Teva Pharmaceutical Industries Ltd. ADR		8,506
108	UCB S.A.		3,468
110	Warner Chilcott plc ●		2,821
109	Watson Pharmaceuticals, Inc. ●		4,411
91	Xenoport, Inc. ●		556
			107,154
	Total common stocks
	(cost $359,192)		$348,346

WARRANTS - 0.0%
	Biotechnology - 0.0%
96	Cytokinetics, Inc. ⌂		$–

	Total warrants
	(cost $–)		$–

	Total long-term investments
	(cost $359,192)		$348,346

	Total investments
	(cost $359,192) ▲	100.5%	$348,346
	Other assets and liabilities	(0.5)%	(1,649)
	Total net assets	100.0%	$346,697

1

The Hartford Global Health Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.6% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved  by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York  Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $376,251 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$40,947
Unrealized Depreciation	(68,852)
Net Unrealized Depreciation	$(27,905)

●	Currently non-income producing.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2009	96	Cytokinetics, Inc. Warrants	$–

The aggregate value of these securities at July 31, 2010 was $– which represents –% of total net assets.

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Euro	JP Morgan Securities	Sell	$101	$101	08/02/2010	$–
Japanese Yen	Brown Brothers Harriman	Sell	12,510	12,039	02/04/2011	(471)
Swiss Franc	CS First Boston	Sell	127	125	08/02/2010	(2)
						$(473)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2010
	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$348,346	$313,880	$34,466	$–
Warrants	–	–	–	–
Total	$348,346	$313,880	$34,466	$–
Liabilities:
Forward Foreign Currency Contracts *	473	–	473	–
Total	$473	$–	$473	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

2

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 58.1%
	Aluminum - 1.1%
273	Alumina Ltd.	$385

	Coal & Consumable Fuels - 5.3%
24	Cameco Corp.	610
65	China Shenhua Energy Co., Ltd.	249
15	Consol Energy, Inc.	543
8	Peabody Energy Corp.	352
		1,754
	Diversified Metals & Mining - 6.1%
12	Anglo American plc ●	491
18	BHP Billiton plc	545
6	Freeport-McMoRan Copper & Gold, Inc.	401
12	Rio Tinto plc	599
		2,036
	Gas Utilities - 1.0%
9	EQT Corp.	330

	Gold - 3.4%
8	AngloGold Ltd. ADR	336
6	Barrick Gold Corp.	239
19	Gold Fields Ltd.	251
10	Newcrest Mining Ltd.	299
		1,125
	Integrated Oil & Gas - 23.9%
47	BG Group plc	752
21	BP plc ADR	823
9	Chevron Corp.	667
7	ConocoPhillips Holding Co.	409
22	Eni S.p.A. ADR	908
19	Exxon Mobil Corp.	1,140
6	Hess Corp.	343
18	OAO Gazprom Class S ADR	391
29	OAO Rosneft Oil Co. §	193
3	PetroChina Co., Ltd. ADR	297
5	Petroleo Brasileiro S.A. ADR	186
22	Repsol-YPF S.A. ADR	515
26	Suncor Energy, Inc.	854
10	Total S.A. ADR	501
		7,979
	Metals - 1.6%
10	Rio Tinto plc ADR	539

	Oil & Gas Exploration & Production - 11.6%
20	Canadian Natural Resources Ltd.	682
19	Chesapeake Energy Corp.	393
11	Denbury Resources, Inc. ●	170
6	Devon Energy Corp.	381
11	EnCana Corp.	339
6	EOG Resources, Inc.	614
10	MEG Energy Corp. ■●	323
4	Noble Energy, Inc.	262
10	Southwestern Energy Co. ●	368
8	Ultra Petroleum Corp. ●	348
		3,880
	Oil & Gas Refining & Marketing - 0.7%
6	Reliance Industries Ltd. GDR ■	250

	Oil & Gas Storage & Transportation - 0.7%
12	Williams Cos., Inc.	223

	Precious Metals & Minerals - 1.6%
6	Anglo American Platinum Co., Ltd.	532

	Steel - 1.1%
15	Vale S.A.	356

	Total common stocks
	(cost $18,931)	$19,389

WARRANTS - 0.8%
	Diversified Metals & Mining - 0.8%
49	NMDC Ltd. ⌂	$278

	Total warrants
	(cost $289)	$278

U.S. GOVERNMENT SECURITIES - 21.4%
	U.S. Treasury Securities - 21.4%
	U.S. Treasury Notes - 21.4%
$575	0.63%, 04/15/2013 ƒ	$607
175	1.25%, 04/15/2014 - 07/15/2020 ƒ	182
475	1.38%, 01/15/2020 ƒ	492
275	1.38%, 07/15/2018 ƒ	289
450	1.63%, 01/15/2015 - 01/15/2018 ƒ	531
400	1.88%, 07/15/2019 ƒ	439
700	1.88%, 07/15/2013 - 07/15/2015 ƒ	864
950	2.00%, 04/15/2012 - 01/15/2016 ƒ	1,150
550	2.13%, 01/15/2019 ƒ	611
425	2.38%, 01/15/2017 ƒ	508
450	2.50%, 07/15/2016 ƒ	542
225	2.63%, 07/15/2017 ƒ	268
350	3.00%, 07/15/2012 ƒ	452
75	3.38%, 01/15/2012 ƒ	97
100	3.50%, 01/15/2011 ƒ	127
		7,159
	Total U.S. government securities
	(cost $7,082)	$7,159

	Total long-term investments
	(cost $26,302)	$26,826

SHORT-TERM INVESTMENTS - 19.9%
	Time Deposit - 11.6%
$3,865	Euro Time Deposit╦	$3,865

	Repurchase Agreements - 8.3%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $2,119,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $2,161)
2,119	0.21%, 7/30/2010	2,119

1

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 19.9% - (continued)
	Repurchase Agreements - 8.3% - (continued)
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $142, collateralized by FNMA
	2.91% - 4.50%, 2030 - 2040, value of $145)
$142	0.21%, 7/30/2010		$142
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $364,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $371)
364	0.21%, 7/30/2010		364
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$6, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $6)
6	0.19%, 7/30/2010		6
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $159, collateralized by FNMA
	3.50% - 4.00%, 2020 - 2040, value of $162)
159	0.21%, 7/30/2010		159
			2,790
	Total short-term investments
	(cost $6,655)		$6,655

	Total investments
	(cost $32,957) ▲	100.2%	$33,481
	Other assets and liabilities	(0.2)%	(71)
	Total net assets	100.0%	$33,410

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 38.1% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The consolidated schedule of investments includes The Hartford Cayman Global Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2010, the Fund invested 12.0% of total net assets in the Subsidiary.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $32,957 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$911
Unrealized Depreciation	(387)
Net Unrealized Appreciation	$524

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $573, which represents 1.72% of total net assets.

2

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2010, these securities amounted to $193 or 0.58% of total net assets.

ƒ
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

╦	This security , or a portion of this security, has been pledged as collateral in connection with swaps.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2010 - 07/2010	49	NMDC Ltd. Warrants	$289

The aggregate value of these securities at July 31, 2010 was $278 which represents 0.83% of total net assets.

Futures Contracts Outstanding at July 31, 2010

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Month	Market Value ╪	Amount	(Depreciation)
10 Year U.S. Treasury Note	2	Short	Sep 2010	$247	$246	$(1)
Gold 100 oz.	6	Long	Dec 2010	710	714	(4)
						(5)
* The number of contracts does not omit 000's.

Cash of $120 was pledged as initial margin deposit for open futures contracts at July 31, 2010.

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Australian Dollar	JP Morgan Securities	Buy	$25	$25	08/03/2010	$–
British Pound	Brown Brothers Harriman	Buy	87	86	08/02/2010	1
Canadian Dollar	Deutsche Bank Securities	Buy	202	200	08/06/2010	2
South African Rand	Mellon Securities	Buy	28	28	08/04/2010	–
						$3

╪
For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent Prospectus or Statement of Additional Information.

3

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Total Return Swap Agreements Outstanding at July 31, 2010

					Unrealized
	Payments received	Total return received (paid) by	Expiration	Notional	Appreciation/
Counterparty	(paid) by Fund	Fund	Date	Amount	(Depreciation)
Goldman Sachs International	0.38% Fixed	S&P GSCI Agriculture	08/31/10	$606	$91
Goldman Sachs International	0.15% Fixed	S&P GSCI Energy	08/31/10	713	24
Goldman Sachs International	0.20% Fixed	S&P GSCI Industrial Metals	08/31/10	715	72
Goldman Sachs International	0.45% Fixed	S&P GSCI Livestock	08/31/10	175	5
Goldman Sachs International	0.15% Fixed	S&P GSCI Precious Metals	08/31/10	668	(36)
Morgan Stanley Capital Services, Inc.	0.22% Fixed	S&P GSCI Agriculture	07/29/11	100	–
Morgan Stanley Capital Services, Inc.	0.15% Fixed	S&P GSCI Energy	07/29/11	144	–
Morgan Stanley Capital Services, Inc.	0.20% Fixed	S&P GSCI Industrial Metals	07/29/11	205	–
Morgan Stanley Capital Services, Inc.	0.23% Fixed	S&P GSCI Livestock	07/29/11	60	–
Morgan Stanley Capital Services, Inc.	0.20% Fixed	S&P GSCI Precious Metals	07/29/11	117	–
					$156
GSCI = Goldman Sachs Commodity Index

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Aluminum	$385	$–	$385	$–
Coal & Consumable Fuels	1,754	1,505	249	–
Diversified Metals & Mining	2,036	401	1,635	–
Gas Utilities	330	330	–	–
Gold	1,125	575	550	–
Integrated Oil & Gas	7,979	7,227	752	–
Metals	539	539	–	–
Oil & Gas Exploration & Production	3,880	3,557	–	323
Oil & Gas Refining & Marketing	250	250	–	–
Oil & Gas Storage & Transportation	223	223	–	–
Precious Metals & Minerals	532	–	532	–
Steel	356	356	–	–
Total	19,389	14,963	4,103	323
U.S. Government Securities	7,159	101	7,058	–
Warrants	278	278	–	–
Short-Term Investments	6,655	–	6,655	–
Total	$33,481	$15,342	$17,816	$323
Forward Foreign Currency Contracts*	3	–	3	–
Total Return Swaps*	192	–	192	–
Total	$195	$–	$195	$–
Liabilities:
Futures*	5	5	–	–
Total Return Swaps*	36	–	36	–
Total	$41	$5	$36	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Change in
	Balance	Realized	Unrealized					Transfers	Transfers	Balance
	as of May	Gain	Appreciation		Net			Into	Out of	as of July
	28, 2010*	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2010
Assets:
Common Stock	$—	$—	$2	†	$—	$321	$—	$—	$—	$323
Total	$—	$—	$2		$—	$321	$—	$—	$—	$323

*	Commenced operations on May 28, 2010.
†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $2.

5

The Hartford Global Research Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6%
	Australia - 0.8%
34	Aquarius Platinum Ltd.	$146
52	Karoon Gas Australia Ltd. ●	323
2	Newcrest Mining Ltd.	66
3	Rio Tinto Ltd.	182
6	Toll Holdings Ltd.	32
		749
	Austria - 0.2%
7	OMV AG	229

	Belgium - 0.4%
67	Ageas	185
84	Hansen Transmissions ●	90
5	UCB S.A.	153
		428
	Brazil - 3.0%
15	Banco do Brasil S.A.	261
6	Brasil Telecom S.A. ADR ●	117
6	Cetip S.A. - Balcao Organizado	47
31	Companhia Energetica de Minas Gerais ADR	475
5	Hypermarcas S.A. ●	69
36	Itau Unibanco Banco Multiplo S.A. ADR	804
3	Itau Unibanco Holding S.A. ADR ■	67
5	Net Servicos de Comunicacao S.A. ●	51
28	PDG Realty S.A.	291
3	Petroleo Brasileiro S.A. ADR	99
4	Tele Norte Leste Participacoes S.A. ADR	60
2	Tim Participacoes S.A. ADR	63
18	Tractebel Energia S.A.	239
7	Vale S.A. SP ADR	186
		2,829
	Canada - 5.6%
1	Agrium, Inc.	43
19	Air Canada, Inc. ●	39
16	Bank of Nova Scotia	785
9	Barrick Gold Corp.	366
3	Brookfield Asset Management, Inc.	83
6	Cameco Corp.	146
13	Canadian Natural Resources Ltd. ADR	461
2	Canadian Oil SandsTrust	54
15	Cott Corp. ●	91
5	EnCana Corp. ADR	140
1	First Quantum Minerals Ltd.	63
1	Fortress Paper, Ltd. ●	24
9	Ivanhoe Mines Ltd. ●	157
4	Kinross Gold Corp.	61
8	Magna International, Inc.	591
6	MEG Energy Corp. ■●☼	201
9	Methanex Corp.	212
9	National Bank of Canada	528
8	Research In Motion Ltd. ●	438
2	Sino Forest Corp. ■●	23
9	Sino Forest Corp. Class A ●	140
9	Suncor Energy, Inc.	284
5	Teck Cominco Ltd. Class B	164
1	Thomson Reuters Corp.	49
6	Toronto-Dominion Bank ADR	452
33	Uranium Participation Corp. ●	200
3	Vitran Corp., Inc. ●	30
		5,825
	China - 1.8%
1,240	Agricultural Bank of China ●	559
4	AsiaInfo-Linkage, Inc. ●	79
1	Baidu, Inc. ADR ●	41
7	BYD Co., Ltd.	46
95	China Shanshui Cement Group	51
33	China Shenhua Energy Co., Ltd.	128
22	Golden Eagle Retail Group Ltd.	53
32	Jiangsu Express Co., Ltd.	31
1	Longtop Financial Technologies Ltd. ●	48
4	PetroChina Co., Ltd. ADR	491
1	Shanda Interactive Entertainment Ltd. ADR ●	35
7	Tencent Holdings Ltd.	134
11	Tingyi Holding Corp.	28
10	Zhongpin, Inc. ●	144
12	ZTE Corp.	38
		1,906
	Denmark - 0.8%
–	Alk-Abello A/S	20
4	Bank Nordik P/F	106
15	DSV A/S	260
2	Gronlandsbanken	130
2	H. Lundbeck A/S	26
–	Ringkjoebing Landbobank	34
3	Trygvesta A/S	194
5	Vestjysk Bank A/S	67
		837
	Finland - 0.0%
2	Elisa Oyj	40

	France - 4.9%
10	BNP Paribas	664
4	Carrefour S.A.	181
–	Casino Guichard Perrachon S.A.	34
1	Electricite de France	60
5	France Telecom S.A.	98
11	Gaz de France	366
15	Groupe Danone	814
20	Peugeot S.A.	587
5	Pinault-Printemps-Redoute S.A.	718
1	Publicis Groupe	48
10	Renault S.A.	430
3	Rhodia S.A.	54
2	Safran S.A.	44
3	Sanofi-Aventis S.A. ADR	83
6	Societe Generale Class A	328
6	Societe Industrielle D'Aviations Latecoere S.A.
	●	44
6	Total S.A. ADR	281
2	Vinci S.A.	106
3	Vivendi S.A.	61
		5,001
	Germany - 1.9%
7	BASF SE	404
1	Brenntag AG ●	72
9	Daimler AG	488
1	Deutsche Boerse AG	67
1	E.On AG	27
2	HeidelbergCement AG	94
1	Hochtief AG	56

1

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6% - (continued)
	Germany - 1.9% - (continued)
1	Metro AG	$38
6	Siemens AG	569
–	Stroer Out-of-Home Media AG ●	8
		1,823
	Hong Kong - 3.6%
77	AAC Acoustic Technologies	137
29	Agile Property Holdings Ltd.	38
32	Alibaba.com Ltd.	66
119	Anta Sports Products Ltd.	210
14	ASM Pacific Technology	129
67	China Green Holdings Ltd.	70
53	China Mengniu Dairy Co.	166
73	China Overseas Land & Investment Ltd.	157
28	China Resources Power Holdings Co., Ltd.	61
84	China State Construction International
	Holdings Ltd.	37
40	China Yurun Food Group Ltd.	130
228	Dah Sing Banking Group Ltd.	334
31	Digital China Holdings Ltd.	50
136	Guangdong Investment Ltd.	68
84	Hi Sun Technology China Ltd. ●	33
598	Huabao International Holdings Ltd.	773
47	Lilang China Co., Ltd.	52
298	Ontime Department Store	309
971	Oriental Watch Holdings	276
129	Skyworth Digital Holdings Ltd.	93
–	SouthGobi Resources Ltd. ●	1
66	Want Want China Holdings Ltd.	52
47	Wharf Holdings Ltd.	254
16	Xinao Gas Holdings Ltd.	38
237	Xtep International Holdings Ltd.	171
35	Zhongsheng Group Holdings ●	53
		3,758
	India - 1.9%
9	Bajaj Hindusthan Ltd.	22
10	Bank of Baroda	164
12	Bank of India	109
11	Corp. Bank	141
2	HDFC Bank Ltd. ADR	272
29	Indian Overseas Bank	71
37	Karnataka Bank Ltd.	135
21	Oriental Bank of Commerce	184
9	Reliance Industries Ltd.	195
7	Reliance Industries Ltd. GDR ■	312
2	State Bank of India	120
34	UCO Bank	68
14	Union Bank of India	99
		1,892
	Indonesia - 0.1%
4	P.T. Telekomunikasi Indonesia ADR	142

	Ireland - 0.4%
3	CRH plc	65
59	Elan Corp. plc ADR ●	279
–	Ryanair Holdings plc ADR ●	6
		350
	Israel - 1.1%
2	Cellcom Israel Ltd.	54
2	Check Point Software Technologies Ltd. ADR
	●	78
6	Partner Communications Co., Ltd. ADR	106
16	Teva Pharmaceutical Industries Ltd. ADR	796
		1,034
	Italy - 0.8%
22	Credito Emiliano S.p.A.	137
31	Enel S.p.A.	153
8	Eni S.p.A. ADR	335
31	Saras S.p.A.	60
17	Snam Rete Gas S.p.A.	79
226	Telecom Italia S.p.A.	235
		999
	Japan - 5.1%
2	AEON Co., Ltd.	17
12	Asahi Kasei Corp.	62
2	Astellas Pharma, Inc.	63
15	Daiichi Sankyo Co., Ltd.	274
1	Disco Corp.	36
8	Don Quijote Co.	198
14	Eisai Co., Ltd.	474
1	Fanuc Ltd.	59
–	Inpex Corp. ☼	411
8	Komatsu Ltd.	169
160	Mitsubishi UFJ Financial Group, Inc.	794
18	Mitsui & Co., Ltd.	236
68	Nippon Steel Corp.	232
11	Nok Corp.	177
–	Osaka Securities Exchange Co., Ltd.	288
7	Shin-Etsu Chemical Co., Ltd.	366
16	Shionogi & Co., Ltd.	325
32	Showa Denko K.K.	64
–	SMC Corp.	35
12	Tokyo Electric Power Co., Inc.	332
24	Tokyo Gas Co., Ltd.	109
6	Toyota Motor Corp.	193
5	Yusen Air & Sea Service Co., Ltd.	71
		4,985
	Jersey - 0.2%
2	Randgold Resources Ltd. ADR	207

	Liechtenstein - 0.1%
1	Verwalt & Privat-Bank AG	139

	Luxembourg - 0.6%
4	Evraz Group S.A. §	118
6	Millicom International Cellular S.A.	542
2	SES Global S.A.	43
		703
	Malaysia - 0.1%
178	AirAsia Berhad ●	84

	Mexico - 0.4%
3	America Movil S.A. de C.V. ADR	169
3	Coca Cola Femsa S.A.B-SP ADR	176
6	Grupo Modelo S.A.B.	30
		375
	Netherlands - 0.9%
4	Elsevier N.V.	46

2

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6% - (continued)
	Netherlands - 0.9% - (continued)
1	European Aeronautic Defence and Space Co. N.V.	$18
3	Heineken N.V.	119
19	ING Groep N.V.	184
11	ING Groep N.V. ADR	106
5	Koninklijke (Royal) KPN N.V.	67
9	SBM Offshore N.V.	142
1	TNT N.V.	17
9	Unilever N.V. CVA	265
1	Wolters Kluwer N.V.	22
		986
	Norway - 0.6%
29	DNB Nor ASA	360
10	Telenor ASA	153
		513
	Philippines - 0.2%
101	Metropolitan Bank and Trust	133
96	Security Bank Corp.	148
		281
	Russia - 0.9%
17	Mobile Telesystems OJSC ADR	385
20	OAO Gazprom Class S ADR	422
11	OAO Rosneft Oil Co. §	74
–	Vimpel-Communications ADR ⌂†	4
		885
	Singapore - 0.9%
126	Capitacommercial Trust	123
76	China Minzhong Food Corp., Ltd. ●	71
41	Ezra Holdings Ltd.	60
23	Olam International Ltd.	48
77	Oversea-Chinese Banking Corp., Ltd.	510
		812
	South Africa - 0.2%
16	MTN Group Ltd.	257

	South Korea - 0.5%
1	Korea Gas Corp.	31
4	KT Corp. ADR	80
–	LG Household & Health Care Ltd.	76
–	Samsung Electronics Co., Ltd.	207
3	SK Telecom Co., Ltd. ADR	57
		451
	Spain - 1.1%
2	Abertis Infraestructuras S.A.	40
5	Almirall S.A.	44
1	Amadeus IT Holding S.A. ●	12
7	Red Electrica Corporacion S.A.	319
9	Repsol YPF S.A.	212
12	Telefonica S.A.	264
4	Telefonica S.A. ADR	244
		1,135
	Sweden - 0.7%
14	Hennes & Mauritz Ab	457
2	Swedish Match Ab	55
19	Telia Ab	134
		646
	Switzerland - 2.2%
2	Bank Sarasin & Cie AG	80
1	Banque Cantonale Vaudoise	244
15	Julius Baer Group Ltd.	530
1	Kuehne & Nagel International AG	122
2	Roche Holding AG	204
3	Swiss Re (with rights)	159
–	Syngenta AG	66
51	UBS AG	863
		2,268
	Taiwan - 0.8%
52	Acer, Inc.	139
32	Delta Electronics, Inc.	109
4	High Technology Computer Corp.	77
45	Hon Hai Precision Industry Co., Ltd. ●	180
10	MediaTek, Inc.	136
12	RichTek Technology Corp. ●	101
29	Synnex Technology International Corp.	66
20	WPG Holdings Co., Ltd. ●	41
		849
	Thailand - 0.7%
160	Bangkok Bank plc	691

	Turkey - 0.1%
3	Turkcell Iletisim Hizmetleri A.S. ADR	42
25	Turkiye Garanti Bankasi A.S.	129
		171
	United Kingdom - 9.2%
86	Aberdeen Asset Management plc	189
8	African Barrick Gold Ltd. ●	67
6	AstraZeneca plc	304
5	AstraZeneca plc ADR	263
66	Barclays Bank plc	341
85	Barratt Developments plc	129
51	BG Group plc	817
14	BHP Billiton plc	428
25	BlueBay Asset Management plc	112
71	BP plc	453
8	BP plc ADR	292
18	British American Tobacco plc	610
4	Croda International plc	82
58	Ferrexpo plc	251
42	HSBC Holdings plc	428
21	Imperial Tobacco Group plc	603
9	International Power plc	51
20	Land Securities Group plc	196
54	Man Group plc	185
16	National Grid plc	130
4	Pearson plc	60
12	Persimmon plc	65
56	Prudential plc	487
29	PureCircle Ltd. ●	84
31	Rexam plc	152
9	Rio Tinto plc	482
18	Rolls-Royce Group plc	166
6	Severn Trent plc	116
33	Standard Chartered plc	964
2	Vedanta Resources plc	84
119	Vodafone Group plc	276
5	WPP plc	48
22	Xstrata plc	348
		9,263

3

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6% - (continued)
	United States - 46.8%
10	Accenture plc	$393
9	ACE Ltd.	498
3	Activision Blizzard, Inc.	31
3	Adobe Systems, Inc. ●	94
5	Advance Automotive Parts, Inc.	277
4	Aetna, Inc.	98
1	Air Products and Chemicals, Inc.	98
3	Alliance Data Systems Corp. ●	182
11	Allstate Corp.	315
9	Altria Group, Inc.	189
2	Amazon.com, Inc. ●	219
–	American Tower Corp. Class A ●	15
16	Ameriprise Financial, Inc.	683
2	Amerisource Bergen Corp.	67
1	AMETEK, Inc.	51
3	Amgen, Inc. ●	148
10	Amylin Pharmaceuticals, Inc. ●	196
8	Anadarko Petroleum Corp.	393
4	Analog Devices, Inc.	111
3	Apollo Group, Inc. Class A ●	145
7	Apple, Inc. ●‡	1,793
5	Applied Materials, Inc.	62
12	Applied Micro Circuits Corp. ●	143
2	Archer Daniels Midland Co.	43
8	Automatic Data Processing, Inc.	321
33	Bank of America Corp.	462
1	Bard (C.R.), Inc.	61
2	Baxter International, Inc.	88
2	BE Aerospace, Inc. ●	46
1	Beckman Coulter, Inc.	61
1	Best Buy Co., Inc.	36
4	BMC Software, Inc. ●	137
4	Boeing Co.	304
12	Boston Scientific Corp. ●	68
10	Broadcom Corp. Class A	346
4	Cabot Oil & Gas Corp.	116
3	Cardinal Health, Inc.	101
3	CareFusion Corp. ●	66
1	Carlisle Cos., Inc.	25
2	Caterpillar, Inc.	158
10	CBS Corp. Class B	144
1	Celanese Corp.	29
3	Celgene Corp. ●	174
6	Cental Euro Distribution Corp. ●	156
6	CenterPoint Energy, Inc.	81
3	Cephalon, Inc. ●	168
1	Charm Communications, Inc. ●	9
3	Chesapeake Energy Corp.	73
4	Chevron Corp.	313
3	CIGNA Corp.	99
19	Cisco Systems, Inc. ●	440
2	Citizens & Northern Corp.	22
58	Citizens Republic Bancorp, Inc. ●	52
5	Cliff's Natural Resources, Inc.	273
23	Cobalt International Energy ●	193
18	Comcast Corp. Class A	351
1	Compass Minerals Group, Inc.	38
4	ConocoPhillips Holding Co.	233
12	Consol Energy, Inc.	467
7	Constellation Brands, Inc. Class A ●	117
4	Cooper Industries plc Class A	164
5	Covenant Transport ●	44
16	Covidien plc	603
3	Crown Castle International Corp. ●	131
1	Cubic Corp.	44
16	CVS/Caremark Corp.	502
1	Cytec Industries, Inc.	50
5	Danaher Corp.	188
5	Dell, Inc. ●	72
6	Delta Air Lines, Inc. ●	76
1	Devon Energy Corp.	87
1	DirecTV Class A ●	46
1	Discovery Communications, Inc. ●	40
1	Dover Corp.	35
5	Dow Chemical Co.	146
1	DreamWorks Animation SKG, Inc. ●	42
1	Eastman Chemical Co.	32
16	eBay, Inc. ●	337
1	Eclipsys Corp. ●	13
3	El Paso Corp.	32
14	Eli Lilly & Co.	515
4	EMC Corp. ●	72
4	Emerson Electric Co.	203
1	Energizer Holdings, Inc. ●	61
2	EOG Resources, Inc.	201
2	EQT Corp.	81
5	Equinix, Inc. ●	426
8	Euronet Worldwide, Inc. ●	118
1	Exlservice Holdings, Inc. ●	20
2	Expeditors International of Washington, Inc.	76
18	Exxon Mobil Corp.	1,085
2	FedEx Corp.	199
4	FMC Corp.	277
7	Forest City Enterprises, Inc. Class A ●	83
10	Forest Laboratories, Inc. ●	271
1	Freeport-McMoRan Copper & Gold, Inc.	86
25	Gap, Inc.	454
2	Gartner, Inc. Class A ●	49
2	Genco Shipping & Trading Ltd. ●	25
1	General Dynamics Corp.	77
34	General Electric Co.	543
11	General Mills, Inc.	372
1	Genesee & Wyoming, Inc. Class A ●	50
2	Genpact Ltd. ●	35
–	Genzyme Corp. ●	10
4	Gilead Sciences, Inc. ●	148
2	Goldman Sachs Group, Inc.	344
–	Google, Inc. ●	186
–	Green Dot Corp. ●	9
7	Green Plains Renewable Energy ●	63
1	Herbalife Ltd.	50
2	Hess Corp.	108
7	Hewlett-Packard Co.	301
2	Hisoft Technology International, Ltd. ●	20
14	Home Depot, Inc.	388
5	Home Inns & Hotels Management, Inc. ●	197
1	Honeywell International, Inc.	21
1	Hospira, Inc. ●	56
4	Hudson Pacific Properties, Inc. ●	64
–	Huron Consulting Group, Inc. ●	8

4

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6% - (continued)
	United States - 46.8% - (continued)
3	IBM Corp.	$414
2	IDEX Corp.	67
6	Illinois Tool Works, Inc.	240
8	Ingersoll-Rand plc	312
8	Invesco Ltd.	164
1	Ironwood Pharmaceuticals, Inc. ●	10
2	ITC Holdings Corp.	94
9	J.B. Hunt Transport Services, Inc.	317
1	Johnson & Johnson	41
3	Juniper Networks, Inc. ●	92
3	Kansas City Southern ●	127
3	King Pharmaceuticals, Inc. ●	29
3	Kohl's Corp. ●	136
26	Kraft Foods, Inc.	757
10	Leap Wireless International, Inc. ●	117
5	Lender Processing Services	150
1	Liberty Global, Inc. ●	32
3	Lockheed Martin Corp.	188
2	Lorillard, Inc.	129
10	Lowe's Co., Inc.	201
8	Macy's, Inc.	145
6	Marsh & McLennan Cos., Inc.	144
–	Martin Marietta Materials, Inc.	37
14	Maxim Integrated Products, Inc.	253
5	McDonald's Corp.	363
4	McKesson Corp.	264
4	Medicines Co. ●	41
13	Medtronic, Inc.	480
21	Merck & Co., Inc.	726
3	MetroPCS Communications, Inc. ●	24
35	Microsoft Corp.	906
2	Moog, Inc. Class A ●	81
14	Mosaic Co.	681
29	Motorola, Inc. ●	216
6	Mylan, Inc. ●	97
4	N.V. Energy, Inc.	54
4	National Oilwell Varco, Inc.	146
1	NetApp, Inc. ●	47
1	New Oriental Education & Technology Group,
	Inc. ADR ●	118
15	News Corp. Class A	192
15	NextEra Energy, Inc.	809
4	NII Holdings, Inc. Class B ●	165
2	Noble Energy, Inc.	147
12	Northeast Utilities	343
3	Northrop Grumman Corp.	202
2	Occidental Petroleum Corp.	179
13	Omega Protein Corp. ●	68
1	Omnicom Group, Inc.	33
1	Onyx Pharmaceuticals, Inc. ●	36
46	Oracle Corp.	1,077
1	Overseas Shipholding Group, Inc.	26
5	Owens-Illinois, Inc. ●	138
5	Pactiv Corp. ●	137
2	PAREXEL International Corp. ●	36
1	Parker-Hannifin Corp.	70
4	Peabody Energy Corp.	168
3	Penn National Gaming, Inc. ●	93
6	Pentair, Inc.	191
17	PepsiCo, Inc.	1,130
60	Pfizer, Inc.	897
5	PG&E Corp.	243
17	Philip Morris International, Inc.	852
2	Pinnacle West Capital Corp.	70
1	PNC Financial Services Group, Inc.	53
4	Polycom, Inc. ●	116
13	PPL Corp.	356
2	Praxair, Inc.	149
1	Precision Castparts Corp.	85
4	Principal Financial Group, Inc.	112
14	Progressive Corp.	271
5	QEP Resources, Inc. ●	167
4	QLogic Corp. ●	67
25	Qualcomm, Inc.	935
15	Qwest Communications International, Inc.	83
3	Red Hat, Inc. ●	111
3	Regeneron Pharmaceuticals, Inc. ●	84
1	Rigel Pharmaceuticals, Inc. ●	7
1	Rock Tenn Co. Class A	53
5	RTI International Metals, Inc. ●	150
–	Salesforce.com, Inc. ●	40
2	Salix Pharmaceuticals Ltd. ●	76
15	Sapient Corp.	160
–	SBA Communications Corp. ●	17
4	Schlumberger Ltd.	241
2	Sempra Energy	85
3	Sherwin-Williams Co.	193
3	Skyworks Solutions, Inc. ●	58
20	Smithfield Foods, Inc. ●	284
7	Solutia, Inc. ●	103
4	Southwestern Energy Co. ●	147
6	St. Jude Medical, Inc. ●	217
1	Stanley Black & Decker, Inc.	42
21	Staples, Inc.	421
3	Sterling Bancorp NY	26
–	Strayer Education, Inc.	84
6	Target Corp.	325
2	Teradata Corp. ●	73
5	Textron, Inc.	106
3	Thermo Fisher Scientific, Inc. ●	149
2	Time Warner Cable, Inc.	117
2	Time Warner, Inc.	65
2	Transatlantic Holdings, Inc.	100
7	TW Telecom, Inc. ●	141
7	UAL Corp. ●	159
1	UGI Corp.	30
3	Ultra Petroleum Corp. ●	140
4	United Parcel Service, Inc. Class B	240
6	United Technologies Corp.	410
24	UnitedHealth Group, Inc.	724
19	Unum Group	444
1	Valeant Pharmaceuticals International ●	41
4	Vanceinfo Technologies ADR ●	112
7	VeriSign, Inc. ●	185
2	Vertex Pharmaceuticals, Inc. ●	68
1	Viacom, Inc. Class B	20
8	VimpelCom Ltd ADR ●	130
2	Visa, Inc.	146
12	Walt Disney Co.	404
2	Warner Chilcott plc ●	59

5

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.6% - (continued)
	United States - 46.8% - (continued)
1	Watson Pharmaceuticals, Inc. ●		$31
–	Wellpoint, Inc. ●		14
19	Wells Fargo & Co.		532
1	WESCO International, Inc. ●		48
36	Western Union Co.		591
1	Whiting Petroleum Corp. ●		121
5	Xcel Energy, Inc.		108
			48,676
	Total common stocks
	(cost $98,117)		$102,219

PREFERRED STOCKS - 0.2%
	Brazil - 0.2%
3	Banco Itau Holding		$65
4	Telemar Norte Leste S.A.		91
			156
	Total preferred stocks
	(cost $148)		$156

WARRANTS - 0.0%
	France - 0.0%
3	Latecoere		$1

	United States - 0.0%
7	Washington Mutual, Inc. Private Placement ⌂●†		–

	Total warrants
	(cost $–)		$1

EXCHANGE TRADED FUNDS - 0.1%
	United States - 0.1%
1	Industrial Select Sector SPDR Fund		$33
2	iShares MSCI EAFE Index Fund		99

	Total exchange traded funds
	(cost $126)		$132

	Total long-term investments
	(cost $98,391)		$102,508

SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $423,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $431)
$423	0.21%, 7/30/2010		$423
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $28, collateralized by FNMA
	2.91% - 4.50%, 2030 - 2040, value of $29)
28	0.21%, 7/30/2010		28
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $73,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $74)
$73	0.21%, 7/30/2010		$73
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$1, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $1)
1	0.19%, 7/30/2010		1
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $32, collateralized by FNMA
	3.50% - 4.00%, 2020 - 2040, value of $32)
32	0.21%, 7/30/2010		32
			557
	Total short-term investments
	(cost $557)		$557

	Total investments
	(cost $98,948) ▲	100.4%	$103,065
	Other assets and liabilities	(0.4)%	(446)
	Total net assets	100.0%	$102,619

6

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 53.0% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $101,442 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,082
Unrealized Depreciation	(6,459)
Net Unrealized Appreciation	$1,623

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at July 31, 2010, was $4, which represents –% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $603, which represents 0.59% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S.  person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2010, these securities amounted to $192 or 0.19% of total net assets.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2010 was $375.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2010-05/2010	–	Vimpel-Communications ADR	$3
04/2008	7	Washington Mutual, Inc. Private Placement Warrants	–

The aggregate value of these securities at July 31, 2010 was $4 which represents –% of total net assets.

Futures Contracts Outstanding at July 31, 2010

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Month	Market Value ╪	Amount	(Depreciation)
S&P 500 Mini	2	Long	Sep 2010	$110	$107	$3

*  The number of contracts does not omit 000's.

Cash of $9 was pledged as initial margin deposit for open futures contracts at July 31, 2010.

7

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
British Pound	Brown Brothers Harriman	Sell	$10	$10	08/03/2010	$–
British Pound	HSBC Securities	Sell	43	43	08/04/2010	–
Canadian Dollar	Deutsche Bank Securities	Sell	27	27	08/04/2010	–
Canadian Dollar	Deutsche Bank Securities	Buy	201	199	08/06/2010	2
Danish Krone	UBS AG	Sell	14	14	08/04/2010	–
Euro	Brown Brothers Harriman	Buy	17	17	08/03/2010	–
Euro	Brown Brothers Harriman	Buy	13	13	08/04/2010	–
Euro	Brown Brothers Harriman	Sell	65	65	08/03/2010	–
Euro	Brown Brothers Harriman	Sell	36	36	08/04/2010	–
Euro	Westpac International	Sell	35	35	08/03/2010	–
Hong Kong Dollar	Westpac International	Buy	48	48	08/02/2010	–
Hong Kong Dollar	Westpac International	Buy	86	86	08/03/2010	–
Hong Kong Dollar	Westpac International	Sell	4	4	08/02/2010	–
Hong Kong Dollar	Westpac International	Sell	10	10	08/03/2010	–
Japanese Yen	Brown Brothers Harriman	Sell	536	516	02/04/2011	(20)
Japanese Yen	CS First Boston	Buy	85	85	08/03/2010	–
Japanese Yen	Goldman Sachs	Buy	170	164	02/04/2011	6
Japanese Yen	Goldman Sachs	Sell	6	6	02/04/2011	–
Japanese Yen	JP Morgan Securities	Buy	89	89	08/03/2010	–
Japanese Yen	Morgan Stanley	Sell	330	317	02/04/2011	(13)
Japanese Yen	Standard Chartered Bank	Sell	141	133	02/04/2011	(8)
Japanese Yen	UBS AG	Sell	26	26	08/03/2010	–
Japanese Yen	UBS AG	Sell	37	37	08/04/2010	–
Norwegian Krone	UBS AG	Sell	12	12	08/04/2010	–
Singapore Dollar	State Street Global Markets LLC	Sell	7	7	08/04/2010	–
South African Rand	Calyon Securities	Sell	3	3	08/03/2010	–
Swiss Franc	Barclay Investment	Sell	36	36	08/04/2010	–
						$(33)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

8

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Diversification by Industry
as of July 31, 2010
Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer
Discretionary)	2.5%
Banks (Financials)	11.8
Capital Goods (Industrials)	5.5
Commercial & Professional Services (Industrials)	0.0
Consumer Durables & Apparel (Consumer
Discretionary)	1.0
Consumer Services (Consumer Discretionary)	0.9
Diversified Financials (Financials)	4.5
Energy (Energy)	11.2
Food & Staples Retailing (Consumer Staples)	0.8
Food, Beverage & Tobacco (Consumer Staples)	7.5
Health Care Equipment & Services (Health Care)	3.0
Household & Personal Products (Consumer Staples)	0.2
Insurance (Financials)	2.8
Materials (Materials)	8.8
Media (Consumer Discretionary)	1.9
Other Investment Pools and Funds (Financials)	0.1
Pharmaceuticals, Biotechnology & Life Sciences
(Health Care)	7.2
Real Estate (Financials)	1.0
Retailing (Consumer Discretionary)	4.5
Semiconductors & Semiconductor Equipment
(Information Technology)	1.5
Software & Services (Information Technology)	6.7
Technology Hardware & Equipment (Information
Technology)	5.2
Telecommunication Services (Services)	4.4
Transportation (Industrials)	2.0
Utilities (Utilities)	4.9
Short-Term Investments	0.5
Other Assets and Liabilities	(0.4)
Total	100.0%

9

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Australia	$749	$–	$749	$–
Austria	229	–	229	–
Belgium	428	90	338	–
Brazil	2,829	2,829	–	–
Canada	5,825	5,624	–	201
China	1,906	1,397	509	–
Denmark	837	–	837	–
Finland	40	–	40	–
France	5,001	408	4,593	–
Germany	1,823	80	1,743	–
Hong Kong	3,758	105	3,653	–
India	1,892	584	1,308	–
Indonesia	142	142	–	–
Ireland	350	285	65	–
Israel	1,034	1,034	–	–
Italy	999	335	664	–
Japan	4,985	–	4,985	–
Jersey	207	207	–	–
Liechtenstein	139	–	139	–
Luxembourg	703	660	43	–
Malaysia	84	–	84	–
Mexico	375	375	–	–
Netherlands	986	106	880	–
Norway	513	–	513	–
Philippines	281	–	281	–
Russia	885	881	–	4
Singapore	812	71	741	–
South Africa	257	–	257	–
South Korea	451	137	314	–
Spain	1,135	256	879	–
Sweden	646	–	646	–
Switzerland	2,268	–	2,268	–
Taiwan	849	–	849	–
Thailand	691	–	691	–
Turkey	171	42	129	–
United Kingdom	9,263	706	8,557	–
United States	48,676	48,676	–	–
Total	102,219	65,030	36,984	205
Exchange Traded Funds	132	132	–	–
Preferred Stocks	156	156	–	–
Warrants	1	1	–	–
Short-Term Investments	557	–	557	–
Total	$103,065	$65,319	$37,541	$205
Forward Foreign Currency Contracts*	8	–	8	–
Futures*	3	3	–	–
Total	$11	$3	$8	$–
Liabilities:
Forward Foreign Currency Contracts*	41	–	41	–
Total	$41	$–	$41	$–
♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

10

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in
	as of	Realized	Unrealized					Transfers	Transfers	Balance
	October	Gain	Appreciation		Net			Into	Out of	as of July
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2010
Assets:
Common Stock	$7	$(495)	$460	†	$—	$237	$(137)	$133	$—	$205
Warrants	—	—	—		—	—	—	—	—	—
Total	$7	$(495)	$460		$—	$237	$(137)	$133	$—	$205

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted- transfer into Level 3 versus securities where trading has resumed - transfer out of Level 3.
2)	Broker quoted securities - transfer into Level 3 versus quoted prices in active markets - transfer out of Level 3.
3)	Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3.
†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $(50).

11

The Hartford Growth Allocation Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 94.9%
EQUITY FUNDS - 75.0%
3,237	The Hartford Capital Appreciation Fund, Class
	Y ●		$104,696
97	The Hartford Capital Appreciation II Fund,
	Class Y●		1,176
1,152	The Hartford Disciplined Equity Fund, Class
	Y		12,983
822	The Hartford Dividend and Growth Fund,
	Class Y		14,084
1,205	The Hartford Equity Income Fund, Class Y		13,753
632	The Hartford Fundamental Growth Fund,
	Class Y		6,324
2,949	The Hartford Global Growth Fund, Class Y		39,838
783	The Hartford Global Research Fund, Class Y		6,704
757	The Hartford Growth Fund, Class Y		11,354
1,411	The Hartford Growth Opportunities Fund,
	Class Y		32,749
2,118	The Hartford International Opportunities Fund,
	Class Y		29,019
3,011	The Hartford International Small Company
	Fund, Class Y		33,154
201	The Hartford MidCap Fund, Class Y●		4,097
717	The Hartford MidCap Value Fund, Class Y		7,302
2,406	The Hartford Small Company Fund, Class Y ●		41,280
1,498	The Hartford Small/Mid Cap Equity Fund,
	Class Y●		13,044
690	The Hartford SmallCap Growth Fund, Class
	Y●		17,370
9,469	The Hartford Value Fund, Class Y		95,926
257	The Hartford Value Opportunities Fund, Class
	Y		3,016
	Total equity funds
	(cost $570,370)		$487,869

FIXED INCOME FUNDS - 19.9%
3,672	The Hartford Inflation Plus Fund, Class Y		$43,104
2,310	The Hartford Short Duration Fund, Class Y		22,641
5,929	The Hartford Total Return Bond Fund, Class
	Y		63,502
	Total fixed income funds
	(cost $124,712)		$129,247

	Total investments in affiliated investment
	companies
	(cost $695,082)		$617,116

EXCHANGE TRADED FUNDS - 5.1%
1,199	Powershares DB Commodity Index Tracking
	Fund		$27,455
127	SPDR DJ Wilshire International Real Estate		4,465
30	SPDR DJ Wilshire REIT		1,672

	Total exchange traded funds
	(cost $34,728)		$33,592

	Total long-term investments
	(cost $729,810)		$650,708

	Total investments
	(cost $729,810) ▲	100.0%	$650,708
	Other assets and liabilities	–%	(271)
	Total net assets	100.0%	$650,437

1

The Hartford Growth Allocation Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $730,964 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,844
Unrealized Depreciation	(93,100)
Net Unrealized Depreciation	$(80,256)

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Affiliated Investment Companies	$617,116	$617,116	$–	$–
Exchange Traded Funds	33,592	33,592	–	–
Total	$650,708	$650,708	$–	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.

2

The Hartford High Yield Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
0.0%
	Finance and Insurance - 0.0%
	Soundview NIM Trust
$920	0.00%, 12/25/2036 ⌂●	$–

	Total asset & commercial mortgage backed
	securities
	(cost $916)	$–

CORPORATE BONDS: INVESTMENT GRADE - 0.6%
	Computer and Electronic Product Manufacturing - 0.6%
	Seagate Technology International
$2,130	10.00%, 05/01/2014 ■	$2,492

	Total corporate bonds: investment grade
	(cost $2,373)	$2,492

CORPORATE BONDS: NON-INVESTMENT GRADE - 88.9%
	Accommodation and Food Services - 4.4%
	Harrah's Operating Co., Inc.
$1,220	10.75%, 02/01/2016	$1,025
1,485	11.25%, 06/01/2017	1,604
	MGM Mirage, Inc.
6,745	11.13%, 11/15/2017	7,655
8,080	11.38%, 03/01/2018 ■	7,636
	Wynn Las Vegas LLC
720	7.75%, 08/15/2020 ■☼	730
		18,650
	Administrative Waste Management and Remediation -
	0.5%
	Bankrate, Inc.
1,014	11.75%, 07/15/2015 ■	1,042
	West Corp.
1,155	9.50%, 10/15/2014	1,181
		2,223
	Agriculture, Forestry, Fishing and Hunting - 1.1%
	American Seafood Group LLC
1,970	10.75%, 05/15/2016 ■	2,012
1,090	15.00%, 05/15/2017 ■‡	948
	Weyerhaeuser Co.
1,620	7.38%, 03/15/2032	1,620
		4,580
	Air Transportation - 0.6%
	Continental Airlines, Inc.
1,629	7.37%, 12/15/2015	1,580
	United Air Lines, Inc.
910	9.88%, 08/01/2013 ■	976
		2,556
	Apparel Manufacturing - 0.6%
	Quiksilver, Inc.
2,720	6.88%, 04/15/2015	2,557

	Arts, Entertainment and Recreation - 8.6%
	Cedar Fair L.P.
965	9.13%, 08/01/2018 ■	982
	Cenveo, Inc.
1,135	10.50%, 08/15/2016 ■	1,147
	Clear Channel Worldwide Holdings, Inc.
1,577	9.25%, 12/15/2017 ■	1,656
	Downstream Development Authority
1,280	12.00%, 10/15/2015 ■	1,229
	Equinix, Inc.
1,515	8.13%, 03/01/2018	1,579
	Fidelity National Information Services, Inc.
140	7.63%, 07/15/2017 ■	146
150	7.88%, 07/15/2020 ■	157
	FireKeepers Development Authority
4,150	13.88%, 05/01/2015 ■	4,855
	First Data Corp.
6,446	10.55%, 09/24/2015	4,720
	Knight Ridder, Inc.
4,300	5.75%, 09/01/2017	2,935
3,590	6.88%, 03/15/2029	2,064
	Marquee Holdings, Inc.
2,742	9.51%, 08/15/2014	2,255
	McClatchy Co.
1,910	11.50%, 02/15/2017 ■	2,015
	Sinclair Broadcasting Group, Inc.
1,450	6.00%, 09/15/2012 ۞	1,339
	Sirius Satellite Radio, Inc.
650	7.00%, 12/01/2014 ۞■	638
	TL Acquisitions, Inc.
2,238	13.25%, 07/15/2015 ■	2,154
	UPC Germany GMBH
1,640	8.13%, 12/01/2017 ■	1,677
	Virgin Media Finance plc
1,645	9.50%, 08/15/2016	1,851
	XM Satellite Radio, Inc.
2,828	13.00%, 08/01/2013 ■	3,203
		36,602
	Chemical Manufacturing - 2.1%
	Eastman Kodak Co.
1,635	9.75%, 03/01/2018 ■	1,631
	Huntsman International LLC
1,760	5.50%, 06/30/2016 ■	1,619
	JohnsonDiversey Holdings, Inc.
1,032	8.25%, 11/15/2019 ■	1,084
	Lyondell Chemical Co.
3,270	11.00%, 05/01/2018	3,519
	Nalco Co.
1,104	8.88%, 11/15/2013	1,130
		8,983
	Computer and Electronic Product Manufacturing - 2.2%
	Advanced Micro Devices, Inc.
1,529	8.13%, 12/15/2017 ■‡	1,606
85	8.13%, 12/15/2017	89
	Esterline Technologies Corp.
280	7.00%, 08/01/2020 ■☼	285
	Magnachip Semiconductor
1,520	10.50%, 04/15/2018 ■	1,581
	Nextel Communications, Inc.
1,255	7.38%, 08/01/2015	1,242
	Sorenson Communications
1,909	10.50%, 02/01/2015 ■	964

1

The Hartford High Yield Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 88.9% -
(continued)
	Computer and Electronic Product Manufacturing - 2.2% -
	(continued)
	Stratus Technologies, Inc.
$1,359	12.00%, 03/29/2015 ■	$1,186
	Triumph Group, Inc.
1,145	8.63%, 07/15/2018 ■	1,196
	Viasystems, Inc.
1,130	12.00%, 01/15/2015 ■	1,230
		9,379
	Construction - 1.0%
	D.R. Horton, Inc.
1,225	6.50%, 04/15/2016	1,225
	KB Home & Broad Home Corp.
1,410	6.25%, 06/15/2015	1,297
	Pulte Homes, Inc.
1,825	7.88%, 06/15/2032	1,647
		4,169
	Educational Services - 1.0%
	Laureate Education, Inc.
1,350	10.00%, 08/15/2015 ■	1,357
	Viant Holdings, Inc.
2,406	10.13%, 07/15/2017 ■	2,875
		4,232
	Fabricated Metal Product Manufacturing - 1.0%
	BWAY Holding Co.
1,130	10.00%, 06/15/2018 ■	1,198
	Crown Americas, Inc.
1,585	7.63%, 05/15/2017 ■	1,680
	Hillman Group, Inc.
1,195	10.88%, 06/01/2018 ■	1,252
		4,130
	Finance and Insurance - 13.2%
	American General Finance Corp.
16,825	6.90%, 12/15/2017	14,343
	Bank of America Capital II
2,485	8.00%, 12/15/2026	2,522
	CB Richard Ellis Service
1,475	11.63%, 06/15/2017	1,671
	CIT Group, Inc.
16,166	7.00%, 05/01/2017	15,236
	Ford Motor Credit Co.
4,584	12.00%, 05/15/2015	5,456
	GMAC LLC
2,403	7.00%, 02/01/2012	2,457
2,165	8.00%, 11/01/2031	2,114
	Host Hotels & Resorts L.P.
1,745	9.00%, 05/15/2017	1,915
	Hub International Holdings, Inc.
1,545	9.00%, 12/15/2014 ■	1,499
	Icahn Enterprises L.P.
2,150	7.75%, 01/15/2016	2,155
	LBI Escrow Corp.
565	8.00%, 11/01/2017 ■	594
	Leucadia National Corp.
1,610	7.13%, 03/15/2017	1,602
	Liberty Mutual Group, Inc.
2,005	10.75%, 06/15/2058 ■	2,195
	Provident Funding Associates
2,025	10.25%, 04/15/2017 ■	2,066
	Vantage Drilling Co.
605	11.50%, 08/01/2015 ■	602
		56,427
	Food Manufacturing - 1.1%
	Dole Food Co., Inc.
2,410	13.88%, 03/15/2014	2,904
	Smithfield Foods, Inc.
1,701	10.00%, 07/15/2014 ■	1,901
		4,805
	Food Services - 0.4%
	Landry's Restaurants, Inc.
1,520	11.63%, 12/01/2015	1,626

	Health Care and Social Assistance - 7.3%
	Alere, Inc.
1,560	9.00%, 05/15/2016	1,584
	Biomet, Inc.
2,210	10.38%, 10/15/2017	2,448
	HCA, Inc.
5,165	7.50%, 11/15/2095	4,106
685	8.36%, 04/15/2024	664
1,505	8.50%, 04/15/2019	1,663
4,800	9.25%, 11/15/2016	5,184
	HealthSouth Corp.
1,535	10.75%, 06/15/2016	1,669
	IASIS Healthcare Capital Corp.
2,065	8.75%, 06/15/2014	2,117
	Multiplan Corp.
1,713	10.38%, 04/15/2016 ■	1,884
	Mylan, Inc.
545	7.88%, 07/15/2020 ■☼	583
	Rite Aid Corp.
5,890	7.70%, 02/15/2027	3,379
1,930	10.25%, 10/15/2019	1,976
	Select Medical Corp.
2,565	7.63%, 02/01/2015	2,456
	Valeant Pharmaceuticals
1,343	7.63%, 03/15/2020 ■	1,598
		31,311
	Information - 12.1%
	Charter Communications Holdings II LLC
2,210	13.50%, 11/30/2016	2,624
	Charter Communications Operating LLC
2,752	10.88%, 09/15/2014 ■	3,082
	Citizens Communications Co.
4,490	7.88%, 01/15/2027	4,344
	Clearwire Corp.
1,507	12.00%, 12/01/2015 ■	1,575
	CSC Holdings LLC
1,720	8.50%, 04/15/2014	1,858
	GXS Worldwide, Inc.
1,740	9.75%, 06/15/2015 ■	1,671
	Intelsat Bermuda Ltd.
1,500	11.50%, 02/04/2017	1,511

2

The Hartford High Yield Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 88.9% -
(continued)
	Information - 12.1% - (continued)
	Intelsat Intermediate Holdings Ltd.
$4,480	9.50%, 02/01/2015	$4,659
	Intelsat Jackson Holdings Ltd.
5,235	11.50%, 06/15/2016	5,654
	Level 3 Financing, Inc.
5,630	10.00%, 02/01/2018	5,131
	MetroPCS Wireless, Inc.
1,590	9.25%, 11/01/2014	1,662
	New Communications Holdings
1,482	8.25%, 04/15/2017 ■	1,582
	Qwest Corp.
1,733	7.25%, 10/15/2035 ‡	1,672
	Sprint Capital Corp.
4,055	8.38%, 03/15/2012	4,298
2,893	8.75%, 03/15/2032	2,933
	Videotron Ltee
1,887	9.13%, 04/15/2018	2,113
	Wind Acquisition Finance S.A.
1,790	11.75%, 07/15/2017 ■	1,902
1,118	12.00%, 12/01/2015 ■	1,182
	Windstream Corp.
2,160	8.63%, 08/01/2016	2,252
		51,705
	Machinery Manufacturing - 0.6%
	Case New Holland, Inc.
1,130	7.75%, 09/01/2013	1,189
	Goodman Global, Inc.
1,457	13.50%, 02/15/2016	1,605
		2,794
	Mining - 1.1%
	Consol Energy, Inc.
1,550	8.00%, 04/01/2017 ■	1,647
	International Coal Group, Inc.
1,555	9.13%, 04/01/2018	1,613
	James River Coal Co.
1,513	9.38%, 06/01/2012	1,540
		4,800

	Miscellaneous Manufacturing - 0.5%
	Transdigm, Inc.
2,065	7.75%, 07/15/2014	2,127

	Motor Vehicle & Parts Manufacturing - 2.7%
	Accuride Corp.
1,585	9.50%, 08/01/2018 ■	1,617
	Cooper-Standard Automotive, Inc.
1,745	8.50%, 05/01/2018 ■	1,806
	ESCO Corp.
1,490	8.63%, 12/15/2013 ■	1,479
	Ford Motor Co.
2,240	9.22%, 09/15/2021	2,318
	Tenneco, Inc.
905	7.75%, 08/15/2018 ■	916
	UCI Holdco, Inc.
3,642	8.54%, 12/15/2013 Δ	3,566
		11,702
	Paper Manufacturing - 1.8%
	Appleton Papers, Inc.
1,371	11.25%, 12/15/2015 ■	1,155
	Domtar Corp.
1,695	10.75%, 06/01/2017	2,089
	Georgia-Pacific LLC
2,480	8.25%, 05/01/2016 ■	2,691
	Westvaco Corp.
1,468	8.20%, 01/15/2030 ‡	1,572
		7,507
	Petroleum and Coal Products Manufacturing - 7.4%
	Alon Refinancing Krotz Springs, Inc.
1,661	13.50%, 10/15/2014	1,632
	Bill Barrett Corp.
1,439	9.88%, 07/15/2016	1,572
	Chesapeake Energy Corp.
2,535	9.50%, 02/15/2015	2,846
	Crosstex Energy L.P.
1,495	8.88%, 02/15/2018	1,562
	Denbury Resources, Inc.
1,325	9.75%, 03/01/2016	1,459
	Drummond Co., Inc.
1,385	9.00%, 10/15/2014 ■	1,462
	Ferrellgas Partners L.P.
1,100	9.13%, 10/01/2017	1,177
	Gibson Energy
1,300	10.00%, 01/15/2018	1,339
	Headwaters, Inc.
1,530	11.38%, 11/01/2014	1,553
	Key Energy Services, Inc.
1,635	8.38%, 12/01/2014	1,684
	Linn Energy LLC
2,045	11.75%, 05/15/2017	2,362
	Opti Canada, Inc.
766	8.25%, 12/15/2014	666
355	9.00%, 12/15/2012 ■	361
	Petrohawk Energy Corp.
1,815	9.13%, 07/15/2013	1,892
	Plains Exploration & Production Co.
2,229	10.00%, 03/01/2016	2,452
	Rosetta Resources, Inc.
1,460	9.50%, 04/15/2018 ■	1,507
	Sandridge Energy, Inc.
1,637	8.63%, 04/01/2015	1,649
	Star Gas Partners L.P.
644	10.25%, 02/15/2013	657
	Targa Resources Partners
1,387	11.25%, 07/15/2017	1,588
	Western Refining, Inc.
2,287	11.25%, 06/15/2017 ■	2,081
		31,501
	Pipeline Transportation - 0.8%
	Dynegy Holdings, Inc.
2,290	7.75%, 06/01/2019	1,603
	El Paso Corp.
1,665	7.80%, 08/01/2031	1,669
		3,272

3

The Hartford High Yield Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 88.9% -
(continued)
	Plastics and Rubber Products Manufacturing - 0.5%
	Plastipak Holdings, Inc.
$1,106	10.63%, 08/15/2019 ■	$1,242
	Solo Cup Co.
820	8.50%, 02/15/2014	742
		1,984
	Primary Metal Manufacturing - 0.6%
	Novelis, Inc.
1,285	11.50%, 02/15/2015 ●	1,445
	Steel Dynamics, Inc.
1,145	7.75%, 04/15/2016	1,191
		2,636
	Printing and Related Support Activities - 0.4%
	Harland Clarke Holdings
1,825	9.50%, 05/15/2015	1,738

	Professional, Scientific and Technical Services - 2.2%
	Affinion Group, Inc.
1,130	10.13%, 10/15/2013	1,164
6,645	11.50%, 10/15/2015 ‡	7,027
	Global Geopysical Services, Inc.
1,400	10.50%, 05/01/2017 ■	1,386
		9,577
	Real Estate and Rental and Leasing - 1.4%
	Ashtead Capital, Inc.
1,927	9.00%, 08/15/2016 ■	1,946
	Hertz Corp.
815	8.88%, 01/01/2014	840
	Maxim Crane Works L.P.
2,230	12.25%, 04/15/2015 ■	2,085
	Realogy Corp.
1,163	11.75%, 04/15/2014	953
		5,824
	Retail Trade - 5.4%
	Building Materials Corp.
1,595	7.50%, 03/15/2020 ■	1,591
	Dollar General Corp.
4,039	11.88%, 07/15/2017	4,675
	Easton-Bell Sports, Inc.
1,880	9.75%, 12/01/2016	1,979
	Great Atlantic & Pacific Tea Co., Inc.
2,470	11.38%, 08/01/2015 ■	1,729
	J.C. Penney Co., Inc.
1,680	7.63%, 03/01/2097	1,579
	Macys, Inc.
1,450	6.90%, 04/01/2029	1,432
	Michaels Stores, Inc.
2,515	11.38%, 11/01/2016	2,697
	Nebraska Book Co.
2,280	10.00%, 12/01/2011	2,314
	Supervalu, Inc.
2,257	8.00%, 05/01/2016	2,274
	United Components, Inc.
1,105	9.38%, 06/15/2013	1,122
	Yankee Acquisition Corp.
1,784	8.50%, 02/15/2015	1,837
		23,229
	Textile Product Mills - 0.3%
	Interface, Inc.
1,085	11.38%, 11/01/2013	1,226

	Truck Transportation - 0.8%
	Swift Transportation Co., Inc.
3,625	12.50%, 05/15/2017 ■	3,571

	Utilities - 3.4%
	AES Corp.
1,483	9.75%, 04/15/2016	1,664
	Calpine Corp.
1,985	7.25%, 10/15/2017 ■	1,980
	Edison Mission Energy
4,085	7.00%, 05/15/2017	2,778
	Energy Future Holdings Corp.
2,053	11.25%, 11/01/2017	1,278
	NRG Energy, Inc.
3,605	8.50%, 06/15/2019	3,785
	Reliant Energy, Inc.
1,167	9.24%, 07/02/2017	1,214
	Texas Competitive Electric Co.
2,425	10.25%, 11/01/2015	1,625
		14,324
	Water Transportation - 0.9%
	Royal Caribbean Cruises Ltd.
1,810	11.88%, 07/15/2015	2,136
	Ship Finance International Ltd.
1,700	8.50%, 12/15/2013	1,687
		3,823
	Wholesale Trade - 0.9%
	McJunkin Red Man Corp.
1,505	9.50%, 12/15/2016 ■	1,482
	Spectrum Brands, Inc.
2,170	12.00%, 08/28/2019	2,315
		3,797
	Total corporate bonds: non-investment grade
	(cost $362,564)	$379,367

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 5.8%
	Arts, Entertainment and Recreation - 1.6%
	AMC Entertainment Holdings, Inc.
$3,431	5.54%, 06/13/2012 ±	$3,329
	Canwest MediaWorks L.P.
1,210	9.00%, 06/13/2016 ±	1,204
	Chester Downs and Marina LLC
784	12.38%, 07/31/2016 ±☼	783
	Six Flags, Inc.
1,586	9.25%, 12/31/2016 ±☼	1,602
		6,918
	Chemical Manufacturing - 0.6%
	Ineos Group
1,309	7.50%, 12/16/2013 ±☼	1,291
1,437	8.00%, 12/16/2014 ±☼	1,417
		2,708

4

The Hartford High Yield Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 5.8% - (continued)
	Finance and Insurance - 0.8%
	Nuveen Investments, Inc.
$3,003	12.50%, 07/31/2015 ±☼		$3,269

	Health Care and Social Assistance - 0.3%
	IASIS Healthcare Capital Corp.
1,345	5.73%, 06/13/2014 ±		1,262

	Information - 1.7%
	Level 3 Communications Corp.
4,056	11.50%, 03/13/2014 ±☼		4,373
	RCN Corp.
425	4.50%, 03/05/2016 ◊☼		417
	WideOpenWest Finance LLC
2,825	6.60%, 06/29/2015 ±☼		2,475
			7,265
	Petroleum and Coal Products Manufacturing - 0.3%
	Turbo Beta Ltd.
1,311	14.50%, 03/12/2018 ±⌂		1,284

	Truck Transportation - 0.5%
	Swift Transportation Co., Inc.
2,125	8.25%, 05/10/2014 ±		2,063

	Total senior floating rate interests: non-
	investment grade
	(cost $23,911)		$24,769

Contracts			Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
	Foreign Currency Option Contract - 0.0%
	AUD/USD/MXN Binary
360	Expiration: December, 2010 и		$1

	Total call options purchased
	(cost $36)		$1

Contracts			Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Foreign Currency Option Contract - 0.0%
	AUD/MXN Currency Swaption
3,750	Expiration: December, 2010, Exercise Price:
	10.50 (AUD/MXN)		$16

	Total put options purchased
	(cost $80)		$16

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 0.0%
	Automobiles & Components - 0.0%
–	Lear Corp. ●		$3

	Software & Services - 0.0%
20	Stratus Technologies, Inc. †		$–

	Total common stocks
	(cost $–)		$3

PREFERRED STOCKS - 0.0%
	Automobiles & Components - 0.0%
–	Lear Corp. ۞		$2

	Software & Services - 0.0%
4	Stratus Technologies, Inc. †		–

	Total preferred stocks
	(cost $–)		$2

WARRANTS - 0.0%
	Food, Beverage & Tobacco - 0.0%
1	ASG ■		$109

	Total warrants
	(cost $31)		$109

	Total long-term investments
	(cost $389,911)		$406,759

SHORT-TERM INVESTMENTS - 6.1%
	Investment Pools and Funds - 6.1%
	JP Morgan U.S. Government Money
16,891	Market Fund		$16,891
	State Street Bank U.S. Government Money
–	Market Fund		–
	Wells Fargo Advantage Government
8,970	Money Market Fund		8,970
			25,861
	Total short-term investments
	(cost $25,861)		$25,861

	Total investments
	(cost $415,772) ▲	101.4%	$432,620
	Other assets and liabilities	(1.4)%	(5,794)
	Total net assets	100.0%	$426,826

5

The Hartford High Yield Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.1% of total net assets at July 31, 2010.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $416,809 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$19,951
Unrealized Depreciation	(4,140)
Net Unrealized Appreciation	$15,811

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at July 31, 2010, was $–, which represents –% of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $114,198, which represents 26.75% of total net assets.

۞	Convertible security.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2010 was $7,526.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2010.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2010.

♦
Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

и
This security has exercise limitations. It can only be exercised on expiration date, provided that two conditions are met: the Australian Dollar exchange rate is less than 0.805 and the Mexican Peso exchange rate is less than 12.55. If these conditions are not met, the option can not be exercised.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
02/2007	$920	Soundview NIM Trust, 0.00%, 12/25/2036 - 144A	$916
06/2008 - 05/2010	$1,311	Turbo Beta Ltd., 14.50%, 03/12/2018	1,311

The aggregate value of these securities at July 31, 2010 was $1,284 which represents 0.30% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford High Yield Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$–	$–	$–	$–
Call Options Purchased	1	–	–	1
Common Stocks ‡	3	3	–	–
Corporate Bonds: Investment Grade	2,492	–	2,492	–
Corporate Bonds: Non-Investment Grade	379,367	–	374,268	5,099
Preferred Stocks	2	–	2	–
Put Options Purchased	16	16	–	–
Senior Floating Rate Interests: Non-Investment Grade	24,769	–	24,769	–
Warrants	109	109	–	–
Short-Term Investments	25,861	25,861	–	–
Total	$432,620	$25,989	$401,531	$5,100

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3*	Balance as of July 31, 2010
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$(1	)†	$1	$—	$—	$—	$—	$—
Common Stock	—	—	—	‡	—	—	—	—	—	—
Corporate Bonds and Senior Floating Rate Interests	2,121	(3)	192	§	2	4,103	(421)	—	(895)	5,099
Preferred Stock	—	—	—		—	—	—	—	—	—
Options Purchased	—	—	(35	)**	—	36	—	—	—	1
Total	$2,121	$(3)	$156		$3	$4,139	$(421)	$—	$(895)	$5,100

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $(1).
‡	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $—.
§	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $192.
**	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $(35).

7

The Hartford High Yield Municipal Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 96.6%
	Alaska - 0.1%
	Alaska Municipal Bond Bank Auth GO
$375	5.75%, 09/01/2033	$399

	Arizona - 2.5%
	Estrella Mountain, AZ, Ranch Community GO
265	6.20%, 07/15/2032	255
	Mohave County, AZ, IDA Correctional Fac
	Contract
3,000	8.00%, 05/01/2025	3,447
	Pima County, AZ, IDA Education Rev
1,500	8.50%, 07/01/2039	1,589
	Pinal County, AZ, Electric Dist #4
1,150	6.00%, 12/01/2038	1,175
	Salt River Proj Agricultural Improvement
2,500	19.05%, 07/01/2016 λ	2,972
	Show Low Bluff, AZ, Community Fac Dist
	Special Assessment
200	5.60%, 07/01/2031 ⌂	153
	Tartesso West Community Facilities Dist GO
1,000	5.90%, 07/15/2032 ⌂	830
		10,421
	California - 8.0%
	California State
1,335	5.50%, 03/01/2040	1,361
	California State GO
4,985	6.50%, 04/01/2033	5,651
	California State Public Works Board
1,000	6.00%, 03/01/2035	1,034
2,000	6.25%, 04/01/2034	2,135
	California Statewide Community DA Rev
1,700	7.50%, 06/01/2042	1,774
	California Statewide Community DA,
	California Baptist University
2,800	5.50%, 11/01/2038	2,265
	California Statewide Community DA, Thomas
	Jefferson School of Law
4,100	7.25%, 10/01/2032	4,216
	Golden State Tobacco Securitization Corp
1,000	5.13%, 06/01/2047	642
	Morongo Band of Mission Indians Enterprise
	Rev
1,595	6.50%, 03/01/2028 ■	1,516
	MSR Energy Auth
2,000	6.50%, 11/01/2039	2,160
	Rialto, CA, Redev Agency
2,000	5.88%, 09/01/2033	1,995
	San Diego, CA, Redev Agency Tax Allocation
3,000	7.00%, 11/01/2039	3,259
	San Francisco City & County, CA, Redev
	Agency
530	6.13%, 08/01/2031	507
590	6.25%, 08/01/2033	589
	San Jose, CA, Redev Agency
500	6.50%, 08/01/2023	557
	Santa Cruz County, CA, Redev Agency
1,335	6.63%, 09/01/2029	1,462
	Turlock, CA, Health Facilities Rev
2,675	5.38%, 10/15/2034	2,361
		33,484
	Colorado - 1.6%
	Baptist Road Rural Transportation Auth, Sales
	& Use Tax Rev
800	5.00%, 12/01/2026	543
	Colorado Educational & Cultural FA Rev,
	Charter School-Windsor Academy Proj
500	5.70%, 05/01/2037 ⌂	394
	Colorado Health FA Rev
2,500	5.50%, 05/15/2028	2,528
	Denver, CO, City & County Special Fac
	Airport AMT
4,000	5.25%, 10/01/2032	3,217
		6,682
	Connecticut - 1.9%
	Connecticut State Health & Educational
	Facilities
3,000	5.50%, 07/01/2022	3,065
	Connecticut State Special Obligation Package
1,290	6.60%, 07/01/2024	1,249
	Hamden, CT, Facilities Rev
1,250	7.63%, 01/01/2030	1,312
2,250	7.75%, 01/01/2043	2,362
		7,988
	District of Columbia - 1.6%
	District of Columbia Tobacco Settlement
	Financing Corp
6,675	6.50%, 05/15/2033	6,550

	Florida - 6.6%
	Beeline Community Development Dist
1,205	7.00%, 05/01/2037	1,192
	Colonial Country Club Community
	Development Dist, Capital Improvement
	Rev
2,055	6.40%, 05/01/2033	2,132
	Florida Village Community Development
925	6.50%, 05/01/2033	949
	Florida Village Community Development Dist
	No 8
2,790	6.38%, 05/01/2038	2,770
	Greater Orlando Aviation Auth
2,000	6.50%, 11/15/2036	1,875
	Highlands County, FL, Adventist Health
	(Prerefunded with US Gov't Securities)
125	5.25%, 11/15/2036	149
	Hillsborough County, FL, IDA
1,150	8.00%, 08/15/2032	1,323
	Jacksonville, FL, Econ Development
	Community Health Care Fac
2,000	6.25%, 09/01/2027	1,988
	Lakeland, FL, Retirement Community Rev
1,750	6.38%, 01/01/2043	1,629
	Magnolia Creek, FL, Community
	Development Dist Capital Improvement
500	5.90%, 05/01/2039 ⌂●	260
	Miami-Dade County, FL, Aviation Rev
4,220	5.50%, 10/01/2036	4,326
	Palm Beach County, FL, Health FA Rev
	Waterford Proj
2,400	5.88%, 11/15/2037	2,218

1

The Hartford High Yield Municipal Bond Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 96.6% - (continued)
	Florida - 6.6% - (continued)
	Putnam County, FL, DA
$3,125	5.35%, 03/15/2042	$ 3,299
	River Bend Community Development Dist,
	Capital Improvement Rev
1,800	0.00%, 11/01/2015 ⌂●	826
	Seminole Tribe of Florida
2,500	5.25%, 10/01/2027 ■	2,205
1,000	5.50%, 10/01/2024 ■	932
		28,073
	Georgia - 1.9%
	Atlanta Water & Wastewater Rev
2,000	6.00%, 11/01/2022	2,321
	Clayton County, GA, DA
2,000	9.00%, 06/01/2035	2,100
	Dekalb County, GA, DA
1,500	6.00%, 07/01/2034	1,668
	Marietta, GA, DA
1,500	7.00%, 06/15/2030	1,501
		7,590
	Hawaii - 0.5%
	Hawaii State Dept of Budget & Fin
1,750	9.00%, 11/15/2044	1,973

	Idaho - 0.2%
	Idaho Arts Charter School
1,000	6.25%, 12/01/2028	886

	Illinois - 3.8%
	Aurora, IL, Tax Increment Rev
1,000	6.75%, 12/30/2027	1,001
	Belleville, IL, Tax Increment
1,000	5.70%, 05/01/2036	825
	Chicago, IL, O'Hare Int'l Airport Rev
2,210	6.00%, 01/01/2017	2,388
	Hampshire, IL, Special Service Area #13,
	Tuscany Woods Proj
200	5.75%, 03/01/2037 ⌂	114
	Hampshire, IL, Special Service Area #16,
	Prairie Ridge Proj
200	6.00%, 03/01/2046	137
	Illinois FA Rev
1,200	5.25%, 11/01/2039	1,227
1,370	5.38%, 07/01/2033 - 11/15/2039	1,359
6,000	5.50%, 08/15/2030	5,666
1,400	6.00%, 03/01/2038	1,522
190	6.25%, 02/01/2033	201
	Illinois FA, Children's Memorial Hospital Ser
	B
1,500	5.50%, 08/15/2028	1,534
		15,974
	Indiana - 0.2%
	Indiana Municipal Power Agency
1,000	5.75%, 01/01/2034	1,042

	Kansas - 0.1%
	Olathe, KS, Tax Increment Rev, West Village
	Center
500	5.50%, 09/01/2026	337
	Louisiana - 3.2%
	Louisiana Local Government Environmental
	Facilities & Community Development
6,000	6.75%, 11/01/2032	6,225
	Louisiana Public Fac Auth
3,500	6.75%, 07/01/2039	3,831
	Louisiana Public Fac Auth, Susla Fac, Inc.
500	5.75%, 07/01/2039 ⌂	354
	New Orleans, LA, Aviation Board Revenues
2,500	6.00%, 01/01/2023	2,839
		13,249
	Maryland - 0.2%
	Maryland State Health & Higher Education FA
	Rev
770	6.00%, 01/01/2028	801

	Massachusetts - 1.7%
	Massachusetts Development Fin Agency Rev
1,200	8.00%, 04/15/2031	1,355
	Massachusetts State Health & Education
	Facilities
3,000	5.50%, 10/01/2024	3,364
2,355	8.00%, 10/01/2039	2,676
		7,395
	Michigan - 6.3%
	Detroit, MI, GO
3,500	5.00%, 04/01/2016	3,277
	Flint, MI, International Academy
3,985	5.75%, 10/01/2037	3,527
	Kent, MI, Hospital FA
5,175	6.00%, 07/01/2035	4,768
	Michigan Public Educational Facilities
2,025	6.35%, 11/01/2028	2,044
5,000	6.50%, 09/01/2037 ■	4,894
	Michigan Public Educational Facilities Auth
1,395	7.00%, 12/01/2039	1,423
	Michigan State Hospital FA, McLaren Health
	Care
3,000	5.63%, 05/15/2028	3,179
	Michigan Tobacco Settlement FA Ser A
2,000	6.00%, 06/01/2048	1,468
	Royal Oak, MI, Hospital Financial Auth
2,000	8.25%, 09/01/2039	2,399
		26,979
	Minnesota - 0.3%
	Baytown Township, MN
750	7.00%, 08/01/2038	745
	Falcon Heights, MN, Lease Rev
525	6.00%, 11/01/2037	440
		1,185
	Missouri - 2.2%
	Branson Hills, MO, Infrastructure Fac
100	5.50%, 04/01/2027	80
	Kansas City, MO, Tax Increment Rev Maincor
	Proj Ser A
500	5.25%, 03/01/2018	478
	Kirkwood, MO, Industrial DA
3,500	8.25%, 05/15/2045	3,506
	St Louis, MO, Airport Rev
5,000	6.63%, 07/01/2034	5,410
		9,474

2

The Hartford High Yield Municipal Bond Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 96.6% - (continued)
	Nebraska - 0.8%
	Madison County, NE, Hospital Auth
$2,000	6.00%, 07/01/2033	$2,058
	Omaha Public Power Dist
1,000	5.50%, 02/01/2033	1,102
		3,160
	Nevada - 0.2%
	Las Vegas, NV, Special Improvement Dist
	#808 & 810, Summerlin Village
500	6.13%, 06/01/2031 ⌂	379
	Mesquite Special Improvement Dist #07-01
485	6.00%, 08/01/2027	391
		770
	New Hampshire - 0.5%
	New Hampshire Business Financing Auth Rev
2,000	6.88%, 10/01/2039	2,040

	New Jersey - 4.6%
	Burlington County, NJ, Bridge Commission
	Econ Development Rev, The Evergreen
	Proj
1,500	5.63%, 01/01/2038	1,299
	New Jersey Econ DA
4,800	6.25%, 09/15/2019	4,689
	New Jersey Econ DA Continental Airlines
1,500	6.63%, 09/15/2012	1,523
	New Jersey Health Care Facilities FA
4,000	6.63%, 07/01/2038	4,158
	New Jersey Health Care Facilities FA Rev
2,855	5.75%, 10/01/2031	3,109
	New Jersey Health Care Services FA
800	5.50%, 07/01/2030	792
	New Jersey State Educational FA Rev
2,000	7.50%, 12/01/2032	2,321
	New Jersey Tobacco Settlement Financing
	Corp
2,000	5.00%, 06/01/2041	1,312
		19,203
	New Mexico - 1.3%
	Los Alamos County, NM
3,000	5.88%, 06/01/2027	3,482
	Montecito Estates Public Improvement Rev
1,000	7.00%, 10/01/2037 ⌂	843
	Otero County, NM, Jail Proj Rev
1,370	6.00%, 04/01/2028	1,113
		5,438
	New York - 7.9%
	Erie County, NY, IDA Global Concepts
	Charter School Proj
2,070	6.25%, 10/01/2037	1,759
	Long Island Power Auth
3,000	6.25%, 04/01/2033	3,447
	Nassau County, NY, IDA Continuing Care
	Retirement
3,000	6.70%, 01/01/2043	3,000
	Nassau County, NY, IDA Continuing Care
	Retirement, Amsterdam at Harborside, Ser
	A
1,000	6.50%, 01/01/2027	1,016
	New York State Dormitory Auth Non State
	Supported Debt, Orange Regional Med
	Center
3,125	6.13%, 12/01/2029	3,150
	New York State Dormitory Auth Rev Non St
	Supported Debt
2,000	6.00%, 07/01/2033	2,173
	New York, NY, GO
4,000	6.25%, 10/15/2028	4,731
	New York, NY, IDA American Airlines JFK
	International Airport AMT
6,860	7.63%, 08/01/2025	7,043
4,865	8.00%, 08/01/2012	4,982
	Ulster County, NY, IDA
3,250	6.00%, 09/15/2037 - 09/15/2042	2,603
		33,904
	North Carolina - 0.2%
	North Carolina Eastern Municipal Power
	Agency
1,000	5.50%, 01/01/2026	1,090

	Ohio - 2.6%
	Buckeye Tobacco Settlement FA
2,000	5.88%, 06/01/2047	1,423
8,300	6.50%, 06/01/2047	6,489
	Ohio State Higher Educational Facilities Rev
3,000	5.50%, 12/01/2036	3,157
		11,069
	Oklahoma - 0.5%
	Norman, OK, Regional Hospital Auth Hospital
	Rev
2,795	5.13%, 09/01/2037	2,222

	Other U.S. Territories - 1.0%
	Guam Government
935	5.75%, 12/01/2034	970
3,000	6.75%, 11/15/2029	3,260

	Pennsylvania - 3.1%
	Allegheny County Industrial Development
	Auth
1,250	6.75%, 08/15/2035 ☼	1,241
	Chester County, PA, IDA
1,020	6.38%, 12/15/2037	951
	Erie, PA, Higher Educational Building Auth
1,000	5.50%, 03/15/2038	1,022
	Northampton County, PA
2,000	5.50%, 08/15/2035	2,014
	Pennsylvania Econ Development FA
3,000	7.00%, 07/15/2039	3,351
	Pennsylvania Turnpike Commission
1,335	6.00%, 06/01/2028	1,517
	Philadelphia, PA, GO
1,000	7.00%, 07/15/2028	1,165
	Philadelphia, PA, Municipal Auth GO
750	6.38%, 04/01/2029	803
1,000	6.50%, 04/01/2034	1,062
		13,126

3

The Hartford High Yield Municipal Bond Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 96.6% - (continued)
	Rhode Island - 2.5%
	Rhode Island Health & Educational Building
	Corp
$2,000	7.00%, 05/15/2039	$2,269
	Rhode Island Tobacco Settlement Financing
	Corp
8,000	6.25%, 06/01/2042	7,578
	Rhode Island Tobacco Settlement Funding
	Corp
630	6.00%, 06/01/2023	635
		10,482
	South Carolina - 0.3%
	Lancaster County, SC, Sun City Assessment
1,987	7.70%, 11/01/2017 ⌂	1,303

	South Dakota - 1.8%
	South Dakota Educational Enhancement
	Funding Corp
6,030	6.50%, 06/01/2032	6,022
	South Dakota Housing DA
1,570	6.13%, 05/01/2033	1,635
		7,657
	Tennessee - 0.7%
	Johnson City, TN, Health & Educational
	Facilities
3,000	6.00%, 07/01/2038	3,070

	Texas - 13.0%
	Brazos County, TX, Health Facilities
	Development Corp
2,000	5.50%, 01/01/2038	1,994
	Burnet County, TX, Public Fac Proj Rev
4,000	7.75%, 08/01/2029	4,112
	Clifton Higher Education Fin Corp
2,000	6.25%, 12/01/2045	2,030
2,000	8.75%, 02/15/2028	2,357
	Dallas Fort Worth, TX, International Airport
1,000	6.00%, 11/01/2032	1,001
	Dallas-Fort Worth, TX, International Airport
	AMT
2,000	6.15%, 01/01/2016	2,006
	Garza County, TX, Public Fac Corp Rev
350	5.75%, 10/01/2025	362
	Harris County, TX, Cultural Education Fac
	Baylor CLG Medicine
2,855	5.63%, 11/15/2032	2,704
	Houston, TX, Airport System Rev
6,500	6.75%, 07/01/2021	6,480
	Kimble County, TX, Hospital Dist
2,500	6.25%, 08/15/2033	2,540
	La Vernia, TX, Higher Education
2,105	9.00%, 08/15/2038	2,527
	Lewisville, TX, Combination Contract Rev
4,000	6.13%, 09/01/2029	4,150
	Lower Colorado River Auth Rev
3,000	7.25%, 05/15/2037	3,335
	Maverick County, TX, Public Fac Corp Proj
	Rev
1,470	6.25%, 02/01/2024	1,309
	Mc Lennan County, TX, Public Fac
3,000	6.63%, 06/01/2035	3,278
	Texas Midwest Public Facilities Corp Rev
3,000	9.00%, 10/01/2030	3,166
	Texas Private Activity Surface Transportation
3,000	6.88%, 12/31/2039	3,106
	Texas Private Activity Surface Transportation
	Corp
3,000	7.50%, 06/30/2033	3,246
	Travis County, TX, Health Fac, Querencia
	Barton Creek Project
600	5.65%, 11/15/2035	511
	Travis County, TX, Health Facilities
2,000	7.13%, 11/01/2040	2,056
	Willacy County, TX, GO
2,445	6.88%, 09/01/2028	2,261
		54,531
	Utah - 3.4%
	Provo, UT, Lakeview Charter School
1,300	5.63%, 07/15/2037	1,064
	Provo, UT, Renaissance Charter School
200	5.63%, 07/15/2037	170
	Utah County, UT, Charter School Rev
1,000	6.00%, 02/15/2038	830
	Utah St Charter School Financial Auth
1,550	6.25%, 07/15/2030	1,546
	Utah State Charter School FA, Channing Hall
	Ser A
750	5.88%, 07/15/2027 ■	628
700	6.00%, 07/15/2037 ■	565
	Utah State Charter School FA, Charter School
	Rev
2,000	6.75%, 08/15/2028 ⌂	1,674
	Utah State Charter School FA, Summit
	Academy Ser A
1,500	5.80%, 06/15/2038	1,201
	Utah State Charter School Financial Auth
1,500	6.38%, 07/15/2040	1,510
	Utah Transit Auth Sales Tax Rev
3,750	19.05%, 06/15/2016 λ	4,618
		13,806
	Virginia - 1.9%
	Lexington, VA, IDA Residential Care Fac Rev
1,050	5.50%, 01/01/2037	889
	Norfolk, VA, Redev & Housing Auth Rev
2,005	6.13%, 01/01/2035	1,807
	Peninsula, VA, Turn Center Community Dev
	DA
300	6.45%, 09/01/2037	294
	Virginia Small Business Financing Auth Rev
3,000	9.00%, 07/01/2039	3,100
	Washington County Hospital Fac Rev
1,750	7.75%, 07/01/2038	2,003
		8,093
	Washington - 3.2%
	King County, WA, Public Hospital
3,000	7.25%, 12/01/2038	3,122
	Skagit County, WA, Public Hospital Rev
2,000	5.75%, 12/01/2032	1,997
	Washington Health Care Facilities Auth
4,000	6.25%, 10/01/2028	4,476

4

The Hartford High Yield Municipal Bond Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
MUNICIPAL BONDS - 96.6% - (continued)
	Washington - 3.2% - (continued)
	Washington State Health Care FA Rev
$3,600	6.13%, 08/15/2037		$3,692
			13,287
	West Virginia - 0.9%
	West Virginia State Hospital FA Rev, Thomas
	Health Systems
3,500	6.50%, 10/01/2028 - 10/01/2038		3,449

	Wisconsin - 3.3%
	Badger Tobacco Asset Securitization Corp of
	WI (Prerefunded with US Gov't Securities)
8,610	6.13%, 06/01/2027 ‡		9,288
1,000	6.38%, 06/01/2032		1,105
	Wisconsin State General Fund GO
185	5.75%, 05/01/2033		202
1,295	6.00%, 05/01/2036		1,427
	Wisconsin State Health & Educational FA Rev
1,000	7.25%, 09/15/2029		1,049
1,000	7.63%, 09/15/2039		1,064
			14,135
	Total municipal bonds
	(cost $391,853)		$406,547

	Total long-term investments
	(cost $391,853)		$406,547

SHORT-TERM INVESTMENTS - 1.7%
	Investment Pools and Funds - 1.7%
	State Street Bank Tax Free Money Market
7,333	Fund		$7,333

	Total short-term investments
	(cost $7,333)		$7,333

	Total investments
	(cost $399,186) ▲	98.3%	$413,880
	Other assets and liabilities	1.7%	7,024
	Total net assets	100.0%	$420,904

5

The Hartford High Yield Municipal Bond Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $399,186 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$24,179
Unrealized Depreciation	(9,485)
Net Unrealized Appreciation	$14,694

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $10,740, which represents 2.55% of total net assets.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2010 was $1,240.

λ
Inverse floater issued by a third party securitization trust and purchased directly through a cash transaction; rate varies inversely to short-term interest rates and the rate presented is the effective rate at period-end.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	$500	Colorado Educational & Cultural FA Rev, Charter School-Windsor Academy Proj, 5.70%,
		05/01/2037	$500
05/2007	$200	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj, 5.75%, 03/01/2037	200
10/2007	$1,987	Lancaster County, SC, Sun City Assessment, 7.70%, 11/01/2017	1,987
08/2007	$500	Las Vegas, NV, Special Improvement Dist #808 & 810, Summerlin Village, 6.13%, 06/01/2031	499
07/2007	$500	Louisiana Public Fac Auth, Susla Fac, Inc., 5.75%, 07/01/2039 - 144A	503
06/2007	$500	Magnolia Creek, FL, Community Development Dist Capital Improvement, 5.90%, 05/01/2039	497
12/2007	$1,000	Montecito Estates Public Improvement Rev, 7.00%, 10/01/2037	1,000
11/2007	$1,800	River Bend Community Development Dist, Capital Improvement Rev, 0.00%, 11/01/2015	1,800
05/2007	$200	Show Low Bluff, AZ, Community Fac Dist Special Assessment, 5.60%, 07/01/2031 - 144A	200
09/2007	$1,000	Tartesso West Community Facilities Dist GO, 5.90%, 07/15/2032	1,000
08/2008	$2,000	Utah State Charter School FA, Charter School Rev, 6.75%, 08/15/2028	2,000

The aggregate value of these securities at July 31, 2010 was $7,130 which represents 1.69% of total net assets.

AMT	—	Alternative Minimum Tax
DA	—	Development Authority
FA	—	Finance Authority
GO	—	General Obligations
IDA	—	Industrial Development Authority Bond

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford High Yield Municipal Bond Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Municipal Bonds	$406,547	$–	$406,547	$–
Short-Term Investments	7,333	7,333	–	–
Total	$413,880	$7,333	$406,547	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.

7

The Hartford Income Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
8.5%
	Finance and Insurance - 8.5%
	Ally Automotive Receivables Trust
$50	3.00%, 10/15/2015 ■	$52
	Banc of America Commercial Mortgage, Inc.
2,454	5.50%, 11/10/2039 ⌂►	51
6,247	5.75%, 06/10/2039 ⌂►	31
	Bank of America Automotive Trust
100	3.03%, 10/15/2016 ■	104
	Bayview Commercial Asset Trust
200	0.70%, 04/25/2036 ■Δ	129
4,893	2.83%, 07/25/2037 ■►	438
	Bear Stearns Commercial Mortgage
	Securities, Inc.
735	5.81%, 06/12/2043	779
	CBA Commercial Small Balance Commercial
	Mortgage
5,487	3.00%, 01/25/2039 ⌂►	455
637	5.03%, 07/25/2035 ⌂†Δ	32
3,464	5.21%, 06/25/2038 ⌂†Δ	281
	Chase Issuance Trust
360	5.12%, 10/15/2014	392
	Citigroup Commercial Mortgage Trust
685	5.70%, 12/10/2049 Δ	654
240	6.09%, 12/10/2049 Δ	210
	Citigroup/Deutsche Bank Commercial
	Mortgage Trust
1,240	5.32%, 12/11/2049	1,238
310	5.36%, 01/15/2046 Δ	325
275	5.62%, 10/15/2048	291
615	5.89%, 11/15/2044	648
	Commercial Mortgage Pass-Through
	Certificates
210	4.72%, 03/10/2039	219
4,787	5.50%, 03/10/2039 ⌂►	114
550	5.82%, 12/10/2049 Δ	584
	Credit Suisse Mortgage Capital Certificates
628	5.31%, 12/15/2039	636
380	5.34%, 12/15/2039	314
	Credit-Based Asset Servicing and
	Securitization
174	0.60%, 05/25/2036 ■Δ	96
	Crest Clarendon Street
371	1.02%, 12/28/2017 ■Δ	347
	Equity One ABS, Inc.
3	2.83%, 07/25/2034 Δ	–
26	5.46%, 12/25/2033	8
	Ford Credit Automotive Owner Trust
363	4.28%, 05/15/2012	368
	GE Capital Commercial Mortgage Corp.
52,745	6.35%, 11/10/2045 ⌂►	35
	GE Capital Credit Card Master Note Trust
1,075	2.21%, 06/15/2016	1,089
370	3.69%, 07/15/2015	388
	GMAC Commercial Mortgage Securities, Inc.
200	5.30%, 08/10/2038	209
	GMAC Mortgage Corp. Loan Trust
146	5.75%, 10/25/2036	84
	Goldman Sachs Mortgage Securities Corp. II
535	5.56%, 11/10/2039	557
	Greenwich Capital Commercial Funding Corp.
387	0.00%, 11/05/2021 ⌂●Δ	–
970	4.80%, 08/10/2042	1,021
635	5.44%, 03/10/2039 Δ	652
810	6.08%, 07/10/2038 Δ	874
	JP Morgan Automotive Receivable Trust
75	12.85%, 03/15/2012 ⌂†	21
	JP Morgan Chase Commercial Mortgage
	Securities Corp.
1,523	0.66%, 02/15/2019 ■Δ	1,380
278	4.72%, 01/15/2038	290
535	5.04%, 03/15/2046 Δ	575
230	5.32%, 12/15/2044 Δ	197
625	5.34%, 05/15/2047	641
240	5.40%, 05/15/2045	255
330	5.42%, 01/15/2049	331
745	5.43%, 12/12/2043	778
370	5.46%, 12/12/2043	328
502	5.47%, 04/15/2043 Δ	528
1,665	5.50%, 01/15/2038 ⌂►	49
344	5.75%, 02/12/2049 Δ	284
260	5.86%, 06/12/2043 Δ	229
	LB-UBS Commercial Mortgage Trust
18,718	5.26%, 06/15/2036 ⌂►	38
225	5.42%, 02/15/2040 Δ	231
410	5.43%, 02/15/2040	415
	Lehman Brothers Small Balance Commercial
55	5.62%, 09/25/2036 ■	49
	Long Beach Asset Holdings Corp.
45	0.00%, 04/25/2046 ■●	–
	Merrill Lynch Mortgage Trust
160	5.11%, 07/12/2038 Δ	151
245	6.02%, 06/12/2050 Δ	252
	Merrill Lynch/Countrywide Commercial
	Mortgage Trust
430	5.20%, 12/12/2049	373
75	5.24%, 12/12/2049	50
510	5.38%, 08/12/2048	483
385	5.49%, 03/12/2051 Δ	376
	Morgan Stanley Capital I
560	4.70%, 07/15/2056	588
200	5.33%, 12/15/2043	208
	Morgan Stanley Reremic Trust
770	5.81%, 08/12/2045 ■Δ	657
	Nationstar Home Equity Loan Trust
22	0.00%, 03/25/2037 ⌂●Δ	–
	PSE&G Transition Funding LLC
70	6.61%, 06/15/2015	78
	Renaissance Home Equity Loan Trust
353	5.58%, 11/25/2036 Δ	275
200	6.16%, 05/25/2036	26
	Residential Funding Mortgage Securities, Inc.
1,158	6.00%, 07/25/2037 ⌂	994
	Wachovia Automotive Loan Owner Trust
250	5.15%, 07/20/2012 ■	252

1

The Hartford Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
8.5% - (continued)
	Finance and Insurance - 8.5% - (continued)
	Wachovia Bank Commercial Mortgage Trust
$685	5.34%, 12/15/2043 - 11/15/2048	$635
5,765	5.50%, 02/15/2041 ⌂►	121
	Wamu Commercial Mortgage Securities Trust
1,220	6.13%, 03/23/2045 ■ΔΨ	448
	Wells Fargo Alternative Loan Trust
838	6.25%, 11/25/2037 ⌂	688
		26,979
	Utilities - 0.0%
	Detroit Edison Securitization
27	6.19%, 03/01/2013	27

	Total asset & commercial mortgage backed
	securities
	(cost $26,742)	$27,006

CORPORATE BONDS: INVESTMENT GRADE - 23.9%
	Administrative Waste Management and Remediation -
	0.1%
	Allied Waste North America, Inc.
$385	6.88%, 06/01/2017	$425

	Arts, Entertainment and Recreation - 1.1%
	Grupo Televisa S.A.
513	6.63%, 01/15/2040	553
	NBC Universal, Inc.
930	5.15%, 04/30/2020 ■	988
460	6.40%, 04/30/2040 ■	506
	Time Warner Entertainment Co., L.P.
1,065	8.38%, 07/15/2033	1,358
		3,405
	Beverage and Tobacco Product Manufacturing - 0.4%
	Altria Group, Inc.
575	10.20%, 02/06/2039	812
	Anheuser-Busch Cos., Inc.
40	8.20%, 01/15/2039 ■	55
	Anheuser-Busch InBev N.V.
475	7.75%, 01/15/2019 ■	591
		1,458
	Chemical Manufacturing - 1.2%
	Dow Chemical Co.
1,315	8.55%, 05/15/2019	1,642
	Incitec Pivot Finance LLC
1,325	6.00%, 12/10/2019 ■	1,372
	Yara International ASA
770	7.88%, 06/11/2019 ■	927
		3,941
	Computer and Electronic Product Manufacturing - 0.1%
	Seagate Technology International
405	10.00%, 05/01/2014 ■	474

	Construction - 0.1%
	CRH America, Inc.
330	8.13%, 07/15/2018	395

	Finance and Insurance - 8.7%
	Bank of America Corp.
2,000	2.10%, 04/30/2012 ‡	2,050
715	5.63%, 07/01/2020	738
355	7.38%, 05/15/2014	407
	BankBoston Capital Trust
600	1.29%, 06/15/2027 Δ	405
	CDP Financial, Inc.
1,285	4.40%, 11/25/2019 ■	1,339
	Citigroup, Inc.
550	2.13%, 04/30/2012	564
477	6.38%, 08/12/2014	519
380	8.13%, 07/15/2039	462
562	8.50%, 05/22/2019	683
	Comerica Capital Trust II
1,066	6.58%, 02/20/2037 Δ	981
	Corpoacion Andina De Fomento
195	3.75%, 01/15/2016	194
90	8.13%, 06/04/2019	112
	Deutsche Bank Capital Funding Trust
90	5.63%, 01/19/2016 ■♠	71
	General Electric Capital Corp.
850	5.63%, 05/01/2018	927
	Goldman Sachs Group, Inc.
710	3.70%, 08/01/2015	715
	Guardian Life Insurance Co.
809	7.38%, 09/30/2039 ■	927
	Jefferies Group, Inc.
494	8.50%, 07/15/2019	563
	JP Morgan Chase & Co.
670	4.40%, 07/22/2020	672
	JP Morgan Chase Capital II
210	0.84%, 02/01/2027 Δ	159
	JP Morgan Chase Capital XXV
267	6.80%, 10/01/2037	272
	Manufacturers & Traders Trust Co.
855	5.59%, 12/28/2020	814
	Massachusetts Mutual Life Insurance Co.
218	8.88%, 06/01/2039 ■	288
	MBNA America Bank N.A.
505	7.13%, 11/15/2012	551
	Mellon Capital IV
445	6.24%, 06/20/2012 ♠Δ	385
	Merrill Lynch & Co., Inc.
925	6.05%, 05/16/2016	972
	Morgan Stanley
800	6.25%, 08/28/2017	853
1,190	7.30%, 05/13/2019	1,343
	Myriad International Holdings B.V.
500	6.38%, 07/28/2017 ■	514
	Nationwide Mutual Insurance Co.
800	9.38%, 08/15/2039 ■	910
	New York Life Insurance Co.
1,083	6.75%, 11/15/2039 ■	1,283
	Northgroup Preferred Capital Corp.
638	6.38%, 10/15/2017 ■♠Δ	566
	Ohio National Financial Services, Inc.
893	6.38%, 04/30/2020 ■	942

2

The Hartford Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 23.9% - (continued)
	Finance and Insurance - 8.7% - (continued)
	PNC Preferred Funding Trust II
$1,000	6.11%, 03/15/2012 ■♠Δ	$722
	Prudential Financial, Inc.
1,500	6.20%, 01/15/2015	1,664
	Rabobank Netherlands
569	11.00%, 06/30/2019 ■♠	719
	Santander U.S. Debt S.A.
600	3.72%, 01/20/2015 ■	603
	State Street Capital Trust IV
735	1.54%, 06/15/2037 Δ	510
	Temasek Financial I Ltd.
294	5.38%, 11/23/2039 ■	318
	Transcapitalinvest Ltd.
400	5.67%, 03/05/2014 §	423
	UBS AG Stamford CT
345	4.88%, 08/04/2020	348
	ZFS Finance USA Trust I
182	6.50%, 05/09/2037 ■Δ	166
		27,654
	Food Manufacturing - 0.5%
	Kraft Foods, Inc.
838	5.38%, 02/10/2020	917
	Wrigley Jr., William Co.
630	3.70%, 06/30/2014 ■	645
		1,562
	Foreign Governments - 0.1%
	Brazil (Republic of)
300	4.88%, 01/22/2021	310

	Health Care and Social Assistance - 0.7%
	Covidien International Finance S.A.
290	4.20%, 06/15/2020	301
	CVS Corp.
1,042	8.35%, 07/10/2031 ■	1,258
	Pfizer, Inc.
400	7.20%, 03/15/2039	537
		2,096
	Information - 2.0%
	America Movil S.A. de C.V.
300	5.00%, 03/30/2020 ■	319
700	6.13%, 03/30/2040 ■	756
	Cellco Partnership - Verizon Wireless Capital
477	8.50%, 11/15/2018	631
	Cingular Wireless Services, Inc.
210	8.13%, 05/01/2012	235
455	8.75%, 03/01/2031	635
	Oracle Corp.
350	3.88%, 07/15/2020 ■	358
545	5.38%, 07/15/2040 ■	554
	Rogers Cable, Inc.
205	8.75%, 05/01/2032	265
	Rogers Communications, Inc.
931	7.50%, 03/15/2015	1,126
	Telecom Italia Capital
279	7.18%, 06/18/2019	316
307	7.72%, 06/04/2038	342
	Telefonica Emisiones SAU
710	5.13%, 04/27/2020	746
	Time Warner Cable, Inc.
52	8.25%, 04/01/2019	65
		6,348
	Machinery Manufacturing - 0.3%
	Ingersoll-Rand Global Holding Co.
718	6.88%, 08/15/2018	852

	Management of Companies and Enterprises - 0.2%
	Votorantim Participacoes
600	6.75%, 04/05/2021 ■	613

	Mining - 1.8%
	Anglo American Capital plc
732	9.38%, 04/08/2014 ■	891
	Anglogold Holdings plc
580	5.38%, 04/15/2020	602
135	6.50%, 04/15/2040	141
	Barrick Gold Corp.
170	6.95%, 04/01/2019	209
	Cliff's Natural Resources, Inc.
375	5.90%, 03/15/2020	406
	Rio Tinto Finance USA Ltd.
880	5.88%, 07/15/2013	978
265	9.00%, 05/01/2019	355
	Southern Copper Corp.
315	5.38%, 04/16/2020	324
1,090	6.75%, 04/16/2040	1,145
	Teck Resources Ltd.
455	10.75%, 05/15/2019	568
		5,619
	Miscellaneous Manufacturing - 0.7%
	Meccanica Holdings USA, Inc.
1,122	6.25%, 07/15/2019 - 01/15/2040 ■	1,130
	Tyco International Ltd.
762	8.50%, 01/15/2019	996
		2,126
	Petroleum and Coal Products Manufacturing - 2.4%
	Gazprom International S.A.
96	7.20%, 02/01/2020 §	102
	Motiva Enterprises LLC
435	5.75%, 01/15/2020 ■	491
420	6.85%, 01/15/2040 ■	498
	Nabors Industries, Inc.
537	9.25%, 01/15/2019	683
	Petrobras International Finance Co.
770	6.88%, 01/20/2040	837
	Rowan Cos., Inc.
606	7.88%, 08/01/2019	676
	Sempra Energy
560	6.50%, 06/01/2016	656
588	9.80%, 02/15/2019	796
	TNK-BP Finance S.A.
200	6.63%, 03/20/2017 §	206
	Transocean, Inc.
1,085	1.50%, 12/15/2037 ۞	943

3

The Hartford Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 23.9% - (continued)
	Petroleum and Coal Products Manufacturing - 2.4% -
	(continued)
	Valero Energy Corp.
$1,120	6.63%, 06/15/2037	$1,177
385	9.38%, 03/15/2019	489
		7,554
	Pipeline Transportation - 0.4%
	Enterprise Products Operating L.P.
490	5.20%, 09/01/2020	525
	TransCanada Pipelines Ltd.
580	7.25%, 08/15/2038	723
		1,248
	Primary Metal Manufacturing - 0.8%
	Alcoa, Inc.
865	5.95%, 02/01/2037	782
540	6.15%, 08/15/2020 ☼	547
	ArcelorMittal
310	7.00%, 10/15/2039	333
690	9.00%, 02/15/2015	831
		2,493
	Rail Transportation - 0.2%
	Norfolk Southern Corp.
635	5.75%, 04/01/2018	723

	Real Estate and Rental and Leasing - 0.4%
	COX Communications, Inc.
350	6.25%, 06/01/2018 ■	400
300	8.38%, 03/01/2039 ■	402
	ERAC USA Finance Co.
195	5.25%, 10/01/2020 ■	200
	US Bank Realty Corp.
325	6.09%, 01/15/2012 ■♠Δ	228
		1,230
	Retail Trade - 0.4%
	Ahold Lease USA, Inc.
1,067	8.62%, 01/02/2025	1,227

	Utilities - 1.3%
	Colbun S.A.
100	6.00%, 01/21/2020 ■	105
	Commonwealth Edison Co.
1,405	5.80%, 03/15/2018	1,616
	Duke Energy Corp.
250	7.00%, 11/15/2018	316
	Electricite de France
290	6.95%, 01/26/2039 ■	370
	Enel Finance International S.A.
253	6.00%, 10/07/2039 ■	261
	Georgia Power Co.
410	5.40%, 06/01/2040	425
	Pacific Gas & Electric Energy Recovery
	Funding LLC
701	8.25%, 10/15/2018	909
		4,002
	Total corporate bonds: investment grade
	(cost $68,539)	$75,755

CORPORATE BONDS: NON-INVESTMENT GRADE - 10.8%
	Accommodation and Food Services - 0.2%
	MGM Mirage, Inc.
$365	10.38%, 05/15/2014	$403
130	11.13%, 11/15/2017	148
	Wynn Las Vegas LLC
90	7.75%, 08/15/2020 ■☼	91
		642
	Agriculture, Forestry, Fishing and Hunting - 0.2%
	American Seafood Group LLC
270	10.75%, 05/15/2016 ■	276
180	15.00%, 05/15/2017 ■	156
	Tyson Foods, Inc.
115	10.50%, 03/01/2014	138
		570
	Air Transportation - 0.0%
	Continental Airlines, Inc.
100	6.56%, 02/15/2012	100
60	6.80%, 08/02/2018	58
		158
	Apparel Manufacturing - 0.1%
	Quiksilver, Inc.
345	6.88%, 04/15/2015	324

	Arts, Entertainment and Recreation - 0.8%
	AMC Entertainment, Inc.
500	11.00%, 02/01/2016	535
	Fidelity National Information Services, Inc.
30	7.63%, 07/15/2017 ■	31
30	7.88%, 07/15/2020 ■	32
	FireKeepers Development Authority
500	13.88%, 05/01/2015 ■	585
	Knight Ridder, Inc.
360	5.75%, 09/01/2017	245
250	6.88%, 03/15/2029	144
	Marquee Holdings, Inc.
300	9.51%, 08/15/2014	247
	Sinclair Broadcasting Group, Inc.
225	6.00%, 09/15/2012 ۞	208
	TL Acquisitions, Inc.
460	10.50%, 01/15/2015 ■	445
		2,472
	Beverage and Tobacco Product Manufacturing - 0.1%
	Constellation Brands, Inc.
160	8.38%, 12/15/2014	173

	Chemical Manufacturing - 0.2%
	Eastman Kodak Co.
350	9.75%, 03/01/2018 ■	349
	Lyondell Chemical Co.
300	11.00%, 05/01/2018	323
		672
	Computer and Electronic Product Manufacturing - 0.4%
	Advanced Micro Devices, Inc.
300	8.13%, 12/15/2017	315
	Magnachip Semiconductor
475	10.50%, 04/15/2018 ■	494
	Sorenson Communications
299	10.50%, 02/01/2015 ■	151

4

The Hartford Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 10.8% -
(continued)
	Computer and Electronic Product Manufacturing - 0.4% -
	(continued)
	Stratus Technologies, Inc.
$300	12.00%, 03/29/2015 ■	$262
		1,222
	Educational Services - 0.1%
	Viant Holdings, Inc.
254	10.13%, 07/15/2017 ■	303

	Finance and Insurance - 1.3%
	CIT Group, Inc.
975	7.00%, 05/01/2017	919
	Discover Financial Services, Inc.
750	10.25%, 07/15/2019	933
	Ford Motor Credit Co.
495	6.63%, 08/15/2017	491
	Hub International Holdings, Inc.
300	9.00%, 12/15/2014 ■	291
	Liberty Mutual Group, Inc.
390	10.75%, 06/15/2058 ■	427
	SLM Corp.
1,130	8.00%, 03/25/2020	1,003
	Vantage Drilling Co.
55	11.50%, 08/01/2015 ■	55
		4,119
	Foreign Governments - 0.3%
	Argentina (Republic of)
333	7.00%, 10/03/2015	284
	Colombia (Republic of)
100	7.38%, 03/18/2019	122
	El Salvador (Republic of)
282	7.65%, 06/15/2035 §	296
	Indonesia (Republic of)
255	6.88%, 01/17/2018 §	298
	Philippines (Republic of)
100	6.38%, 10/23/2034	110
		1,110
	Health Care and Social Assistance - 0.6%
	Alere, Inc.
295	9.00%, 05/15/2016	299
	Biomet, Inc.
390	10.38%, 10/15/2017	432
	HCA, Inc.
165	9.25%, 11/15/2016	178
	IASIS Healthcare Capital Corp.
490	8.75%, 06/15/2014	503
	Select Medical Corp.
250	7.63%, 02/01/2015	239
	Valeant Pharmaceuticals
300	7.63%, 03/15/2020 ■	357
		2,008
	Information - 2.8%
	Charter Communications Holdings II LLC
250	13.50%, 11/30/2016	297
	Charter Communications Operating LLC
415	8.00%, 04/30/2012 ■	438
	Citizens Communications Co.
525	7.88%, 01/15/2027	508
440	9.00%, 08/15/2031	451
	Clearwire Corp.
250	12.00%, 12/01/2015 ■	261
	CSC Holdings LLC
425	8.50%, 04/15/2014	459
	GXS Worldwide, Inc.
215	9.75%, 06/15/2015 ■	206
	Intelsat Bermuda Ltd.
730	9.25%, 06/15/2016 ⌂	751
	Intelsat Intermediate Holdings Ltd.
585	9.50%, 02/01/2015	608
	Level 3 Financing, Inc.
345	10.00%, 02/01/2018	314
	MetroPCS Wireless, Inc.
360	9.25%, 11/01/2014	376
	MTS International Funding Ltd.
305	8.63%, 06/22/2020 ■	340
	New Communications Holdings
195	8.25%, 04/15/2017 ■	208
	Qwest Communications International, Inc.
820	7.50%, 02/15/2014	840
	Qwest Corp.
465	7.20%, 11/10/2026	451
470	7.25%, 10/15/2035	454
	Sprint Capital Corp.
620	8.75%, 03/15/2032	628
	Videotron Ltee
260	9.13%, 04/15/2018	292
	Wind Acquisition Finance S.A.
265	11.75%, 07/15/2017 ■	282
	Windstream Corp.
685	8.63%, 08/01/2016	714
		8,878
	Machinery Manufacturing - 0.0%
	Goodman Global, Inc.
150	13.50%, 02/15/2016	165

	Mining - 0.2%
	Consol Energy, Inc.
575	8.00%, 04/01/2017 ■	611

	Motor Vehicle & Parts Manufacturing - 0.2%
	Accuride Corp.
230	9.50%, 08/01/2018 ■	235
	Cooper-Standard Automotive, Inc.
270	8.50%, 05/01/2018 ■	279
		514
	Paper Manufacturing - 0.1%
	Georgia-Pacific LLC
350	8.25%, 05/01/2016 ■	380

	Petroleum and Coal Products Manufacturing - 0.8%
	Anadarko Petroleum Corp.
635	6.45%, 09/15/2036	571

5

The Hartford Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 10.8% -
(continued)
	Petroleum and Coal Products Manufacturing - 0.8% -
	(continued)
	Chesapeake Energy Corp.
$505	9.50%, 02/15/2015	$567
	Drummond Co., Inc.
390	7.38%, 02/15/2016	390
	Headwaters, Inc.
355	11.38%, 11/01/2014	360
	Petrohawk Energy Corp.
280	9.13%, 07/15/2013	292
	Plains Exploration & Production Co.
290	7.75%, 06/15/2015	294
		2,474
	Pipeline Transportation - 0.1%
	El Paso Corp.
115	7.00%, 06/15/2017	120
	Tennessee Gas Pipeline Co.
100	8.38%, 06/15/2032	120
		240
	Professional, Scientific and Technical Services - 0.5%
	Affinion Group, Inc.
1,200	11.50%, 10/15/2015	1,269
	Global Geopysical Services, Inc.
225	10.50%, 05/01/2017 ■	223
		1,492
	Real Estate and Rental and Leasing - 0.1%
	Maxim Crane Works L.P.
290	12.25%, 04/15/2015 ■	271

	Retail Trade - 0.8%
	Dollar General Corp.
270	10.63%, 07/15/2015	297
	Federated Retail Holdings, Inc.
440	5.90%, 12/01/2016	451
	Great Atlantic & Pacific Tea Co., Inc.
430	11.38%, 08/01/2015 ■	301
	Parkson Retail Group Ltd.
460	7.88%, 11/14/2011	478
	Supervalu, Inc.
140	8.00%, 05/01/2016	141
	United Components, Inc.
1,000	9.38%, 06/15/2013	1,015
		2,683
	Truck Transportation - 0.1%
	Swift Transportation Co., Inc.
335	12.50%, 05/15/2017 ■	330

	Utilities - 0.5%
	AES Corp.
390	8.00%, 10/15/2017	414
	AES El Salvador Trust
510	6.75%, 02/01/2016 §	477
	Edison Mission Energy
145	7.00%, 05/15/2017	98
	NRG Energy, Inc.
275	7.25%, 02/01/2014	282
160	8.50%, 06/15/2019	168
		1,439
	Wholesale Trade - 0.3%
	McJunkin Red Man Corp.
265	9.50%, 12/15/2016 ■	261
	Spectrum Brands, Inc.
115	9.50%, 06/15/2018 ■	122
255	12.00%, 08/28/2019	272
	Supervalu, Inc.
420	7.50%, 11/15/2014	424
		1,079
	Total corporate bonds: non-investment grade
	(cost $32,686)	$34,329

MUNICIPAL BONDS - 0.3%
	Utilities - Electric - 0.2%
	Georgia Municipal Elec Auth
$635	6.64%, 04/01/2057	$636

	Utilities - Water and Sewer - 0.1%
	San Francisco City & County Public Utilities
	Commission
445	6.00%, 11/01/2040	448

	Total municipal bonds
	(cost $1,084)	$1,084

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 2.0%
	Administrative Waste Management and Remediation -
	0.4%
	Affinion Group, Inc.
$1,247	5.00%, 10/09/2016 ±	$1,194

	Air Transportation - 0.3%
	Delta Air Lines, Inc.
993	8.75%, 09/27/2013 ±	998

	Arts, Entertainment and Recreation - 0.3%
	24 Hour Fitness Worldwide, Inc.
1,000	6.75%, 04/15/2016 ±	927

	Finance and Insurance - 0.4%
	MSCI, Inc.
1,249	4.75%, 06/01/2016 ±	1,252

	Information – 0.5%
	Securus Technologies, Inc.
767	8.00%, 10/31/2014 ±	767
	West Corp.
486	7.25%, 10/24/2013 ±	485
	WideOpenWest Finance LLC
499	6.60%, 06/29/2015 ±	437
		1,689

6

The Hartford Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 2.0% - (continued)
	Professional, Scientific and Technical Services - 0.1%
	Advantage Sales & Marketing, Inc.
$400	8.50%, 05/05/2017 ±	$395

	Total senior floating rate interests: non-
	investment grade
	(cost $6,569)	$6,455

U.S. GOVERNMENT AGENCIES - 19.7%
	Federal Home Loan Mortgage Corporation - 4.2%
$222	5.50%, 10/01/2032	$240
1,432	6.00%, 05/15/2040 †	1,555
11,022	6.00%, 01/15/2032 - 11/01/2037	11,743
		13,538
	Federal National Mortgage Association - 13.1%
12,886	4.50%, 01/01/2025 - 05/01/2025	13,679
330	5.00%, 11/01/2017 - 01/01/2022	354
1,978	5.50%, 12/01/2032 - 10/01/2034	2,143
16,604	6.00%, 07/01/2036 - 05/01/2038	18,056
3,619	6.50%, 03/01/2036 - 08/01/2038	3,974
3,083	7.00%, 09/01/2038	3,436
		41,642
	Government National Mortgage Association - 0.5%
1,526	4.50%, 05/20/2040	1,609

	Other Government Agencies - 1.9%
	Small Business Administration
	Participation Certificates:
1,185	3.88%, 06/01/2030	1,233
1,325	4.11%, 05/01/2030	1,397
1,426	4.14%, 02/01/2030	1,504
982	4.36%, 04/01/2030	1,050
629	4.92%, 10/01/2023	674
		5,858
	Total U.S. government agencies
	(cost $60,197)	$62,647

U.S. GOVERNMENT SECURITIES - 31.0%
	U.S. Treasury Securities - 31.0%
	U.S. Treasury Bonds - 2.5%
$7,132	4.63%, 02/15/2040	$7,931

	U.S. Treasury Notes - 23.8%
50,095	1.00%, 10/31/2011	50,480
13,630	1.38%, 03/15/2012	13,838
2,682	1.88%, 06/30/2015	2,722
7,793	2.13%, 05/31/2015	8,010
454	3.50%, 05/15/2020	477
		75,527
	U.S. Treasury Strips - 4.7%
14,350	2.25%, 01/31/2015	14,869

		98,327
	Total U.S. government securities
	(cost $97,235)	$98,327

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
	Foreign Currency Option Contract - 0.0%
	AUD/USD/MXN Binary
350	Expiration: December, 2010 и	$1

	Future Option Contract - 0.0%
	5 Year U.S. Treasury Note
–	Expiration: September, 2010, Exercise Price:
	$120.00	26

	Total call options purchased
	(cost $60)	$27

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Foreign Currency Option Contract - 0.0%
	AUD/MXN Currency Swaption
3,673	Expiration: December, 2010, Exercise Price:
	10.50 (AUD/MXN)	$15

	Future Option Contract - 0.0%
	10 Year U.S. Treasury Note
–	Expiration: August, 2010, Exercise Price:
	$116.00 Ø	4
–	Expiration: August, 2010, Exercise Price:
	$121.50 Ø	29
		33
	Interest Rate Option Contract - 0.0%
	10 Year Swaption
16,000	Expiration: September, 2010, Exercise Rate:
	3.40% Ø	17
16,000	Expiration: September, 2010, Exercise Rate:
	3.90% Ø	–
		17
	Total put options purchased
	(cost $1,126)	$65

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 0.0%
	Software & Services - 0.0%
5	Stratus Technologies, Inc. †	$–

	Total common stocks
	(cost $–)	$–

PREFERRED STOCKS - 0.3%
	Banks - 0.3%
1	US Bancorp, 7.19%	$922

7

The Hartford Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
PREFERRED STOCKS - 0.3% - (continued)
	Software & Services - 0.0%
1	Stratus Technologies, Inc. †		$–

	Total preferred stocks
	(cost $834)		$922

WARRANTS - 0.0%
	Food, Beverage & Tobacco - 0.0%
–	ASG ■		$18

	Total warrants
	(cost $9)		$18

	Total long-term investments
	(cost $295,081)		$306,635

SHORT-TERM INVESTMENTS - 10.0%
	Investment Pools and Funds - 0.0%
	JP Morgan U.S. Government Money
118	Market Fund		$118
	State Street Bank U.S. Government Money
–	Market Fund		–
	Wells Fargo Advantage Government
–	Money Market Fund		–
			118
	Repurchase Agreements - 6.1%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $4,728, collateralized by U.S.
	Treasury Bond 4.50% - 6.25%, 2030 -
	2036, value of $4,893)
$4,728	0.19%, 7/30/2010		4,728
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $4,264,
	collateralized by U.S. Treasury Bond
	8.00%, 2021, U.S. Treasury Note 0.75%,
	2011, value of $4,349)
4,264	0.19%, 7/30/2010		4,264
	Goldman Sachs TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $4,300, collateralized by U.S.
	Treasury Bill 0.88% - 1.13%, 2010 - 2011,
	value of $4,386)
4,300	0.11%, 7/30/2010		4,300
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	08/02/2010 in the amount of $2,036,
	collateralized by U.S. Treasury Bill 2.38%,
	2010, value of $2,077)
2,036	0.20%, 7/30/2010		2,036
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $3,937,
	collateralized by U.S. Treasury Bill 0.17% -
	0.32%, 2010 - 2011, value of $4,016)
3,937	0.19%, 7/30/2010		3,937
			19,265
	U.S. Treasury Bills - 3.9%
250	0.15%, 10/14/2010 □○		250
12,000	0.15%, 8/26/2010		11,998
			12,248
	Total short-term investments
	(cost $31,631)		$31,631

	Total investments
	(cost $326,712) ▲	106.5%	$338,266
	Other assets and liabilities	(6.5)%	(20,635)
	Total net assets	100.0%	$317,631

8

The Hartford Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.5% of total net assets at July 31, 2010.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $326,940 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$16,086
Unrealized Depreciation	(4,760)
Net Unrealized Appreciation	$11,326

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at July 31, 2010, was $1,889, which represents 0.59% of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $36,783, which represents 11.58% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S.  person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2010, these securities amounted to $1,802 or 0.57% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2010.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2010 was $579.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2010.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

♦
Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered  Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

□	Security pledged as initial margin deposit for open futures contracts at July 31, 2010.

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Month	Market Value ╪	Amount	(Depreciation)
5 Year U.S. Treasury Note	5	Short	Sep 2010	$599	$594	$(5)
10 Year U.S. Treasury Note	8	Short	Sep 2010	991	978	(13)
						$(18)
* The number of contracts does not omit 000's.

9

The Hartford Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Ø	At July 31, 2010, the maximum delivery obligation of the open put options written is $64,704. Securities valued at $26 collateralized the open put options written as follows:

							Unrealized
		Exercise Price/	Expiration	Number of	Market	Premiums	Appreciation
Issuer	Option Type	Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
10 Year Swaption	Interest Rate	3.65%	09/14/2010	32,000,000	$5	$451	$446
10 Year U.S. Treasury Note	Future	$114.00	08/30/2010	275	4	136	132
10 Year U.S. Treasury Note	Future	$121.00	08/30/2010	266	17	196	179
					$26	$783	$757
* The number of contracts does not omit 000's

И
This security has exercise limitations. It can only be exercised on expiration date, provided that two conditions are met: the Australian Dollar exchange rate is less than 0.805 and the Mexican Peso exchange rate is less than 12.55. If these conditions are not met, the option can not be exercised.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2004	$2,454	Banc of America Commercial Mortgage, Inc., 5.50%, 11/10/2039 - 144A	$46
07/2004	$6,247	Banc of America Commercial Mortgage, Inc., 5.75%, 06/10/2039 - 144A	25
11/2006 - 08/2007	$5,487	CBA Commercial Small Balance Commercial Mortgage, 3.00%, 01/25/2039 - 144A	487
04/2006	$637	CBA Commercial Small Balance Commercial Mortgage, 5.03%, 07/25/2035 - 144A	–
04/2006 - 06/2007	$3,464	CBA Commercial Small Balance Commercial Mortgage, 5.21%, 06/25/2038 - 144A	–
03/2004	$4,787	Commercial Mortgage Pass-Through Certificates, 5.50%, 03/10/2039 - 144A	118
12/2005	$52,745	GE Capital Commercial Mortgage Corp., 6.35%, 11/10/2045 - 144A	20
05/2007	$387	Greenwich Capital Commercial Funding Corp., 0.00%, 11/05/2021 - 144A	375
06/2006 - 06/2007	$730	Intelsat Bermuda Ltd., 9.25%, 06/15/2016	761
03/2007	$75	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	75
03/2004 - 08/2006	$1,665	JP Morgan Chase Commercial Mortgage Securities Corp., 5.50%, 01/15/2038 - 144A	47
04/2005 - 10/2007	$18,718	LB-UBS Commercial Mortgage Trust, 5.26%, 06/15/2036 - 144A	–
04/2007	$22	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 - 144A	22
06/2009	$1,158	Residential Funding Mortgage Securities, Inc., 6.00%, 07/25/2037	849
02/2004	$5,765	Wachovia Bank Commercial Mortgage Trust, 5.50%, 02/15/2041 - 144A	104
03/2008	$838	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	678

The aggregate value of these securities at July 31, 2010 was $3,661 which represents 1.15% of total net assets.

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Japanese Yen	Wells Fargo	Sell	$3,182	$3,141	08/09/2010	$(41)
Japanese Yen	Wells Fargo	Buy	3,182	3,134	08/09/2010	48
Swiss Franc	Wells Fargo	Buy	3,168	3,140	08/09/2010	28
Swiss Franc	Wells Fargo	Sell	3,168	3,105	08/09/2010	(63)
						$(28)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

10

The Hartford Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Credit Default Swap Agreements Outstanding at July 31, 2010

						Unrealized
		Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
JP Morgan Chase	CDX North American High Yield Index	Buy	5.00%	06/22/15	$7,720	$(190)
JP Morgan Chase	iTraxx Europe Index	Buy	1.00%	06/22/15	4,310	(39)
Union Bank of Switzerland AG	CDX North American High Yield Index	Buy	5.00%	06/22/15	1,550	(24)
						$(253)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$27,006	$–	$24,770	$2,236
Call Options Purchased	27	26	–	1
Common Stocks ‡	–	–	–	–
Corporate Bonds: Investment Grade	75,755	–	74,528	1,227
Corporate Bonds: Non-Investment Grade	34,329	–	33,848	481
Municipal Bonds	1,084	–	1,084	–
Preferred Stocks	922	–	922	–
Put Options Purchased	65	49	16	–
Senior Floating Rate Interests: Non-Investment Grade	6,455	–	6,455	–
U.S. Government Agencies	62,647	–	61,092	1,555
U.S. Government Securities	98,327	3,199	95,128	–
Warrants	18	18	–	–
Short-Term Investments	31,631	118	31,513	–
Total	$338,266	$3,410	$329,356	$5,500
Forward Foreign Currency Contracts *	76	–	76	–
Written Options *	757	311	446	–
Total	$833	$311	$522	$–
Liabilities:
Credit Default Swaps *	253	–	253	–
Forward Foreign Currency Contracts *	104	–	104	–
Futures *	18	18	–	–
Total	$375	$18	$357	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

11

The Hartford Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in
	as of	Realized	Unrealized					Transfers	Transfers	Balance
	October	Gain	Appreciation		Net			Into	Out of	as of July
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2010
Assets:
Asset & Commercial Mortgage Backed Securities	$2,710	$(557)	$1,043	†	$(163)	$368	$(1,006)	$5	$(164)	$2,236
Common Stock	—	—	—	‡	—	—	—	—	—	—
Corporate Bonds	1,216	2	101	§	—	838	(81)	—	(368)	1,708
Preferred Stock	—	—	—	‡	—	—	—	—	—	—
Options Purchased	—	—	(34	)**	—	35	—	—	—	1
U.S. Government Agencies	—	—	17	††	—	1,538	—	—	—	1,555
Total	$3,926	$(555)	$1,127		$(163)	$2,779	$(1,087)	$5	$(532)	$5,500

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $662.
‡	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $—.
§	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $102.
**	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $(34).
††	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $17.

12

The Hartford Inflation Plus Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.1%
	Finance and Insurance - 0.1%
	Lehman XS Trust
$1,465	6.50%, 05/25/2037 ⌂Δ	$601
	Nationstar Home Equity Loan Trust
33	0.00%, 03/25/2037 ⌂●Δ	–
	Wamu Commercial Mortgage Securities
	Trust
3,000	6.13%, 03/23/2045 ■ΔΨ	1,101
		1,702
	Total asset & commercial mortgage backed
	securities
	(cost $4,476)	$1,702

U.S. GOVERNMENT AGENCIES - 7.1%
	Federal National Mortgage Association - 7.1%
$150,000	3.00%, 02/17/2017	$150,179
7	9.75%, 07/01/2020	7
7	10.50%, 02/01/2012 - 12/01/2018	8
1	11.50%, 07/01/2015	1
8	12.00%, 09/01/2014	8
		150,203
	Government National Mortgage Association - 0.0%
6	11.00%, 12/20/2015 - 12/20/2018	7

	Total U.S. government agencies
	(cost $150,030)	$150,210

U.S. GOVERNMENT SECURITIES - 89.8%
	U.S. Treasury Securities - 89.8%
	U.S. Treasury Bonds - 20.4%
$64,385	1.75%, 01/15/2028 ◄	$67,194
45,580	2.00%, 01/15/2026 ◄	52,465
58,500	2.13%, 02/15/2040 ◄	62,650
194,580	2.38%, 01/15/2025 - 01/15/2027 ◄	239,761
5,000	3.63%, 04/15/2028 ◄	8,613
		430,683
	U.S. Treasury Notes - 69.4%
30,000	0.63%, 04/15/2013 ◄	31,678
140,740	1.25%, 04/15/2014 - 07/15/2020 ◄	144,428
116,465	1.38%, 07/15/2018 ◄	122,402
12,995	1.38%, 01/15/2020 ◄	13,458
75,000	1.63%, 01/15/2018 ◄	82,538
25,000	1.88%, 06/30/2015	25,369
73,575	1.88%, 07/15/2013 - 07/15/2015 ◄	91,908
250,415	2.00%, 07/15/2014 - 01/15/2016 ◄	302,755
75,000	2.13%, 01/15/2019 ◄	83,348
47,852	2.38%, 01/15/2017 ◄	57,211
304,165	2.50%, 07/15/2016 - 01/15/2029 ◄	355,214
67,370	2.63%, 07/15/2017 ◄	80,107
75,000	3.50%, 05/15/2020	78,762
		1,469,178
		1,899,861
	Total U.S. government securities
	(cost $1,838,061)	$1,899,861

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.1%
	Future Option Contract - 0.1%
	5 Year U.S. Treasury Note
1	Expiration: September, 2010, Exercise Price:
	$119.00 Θ	$664

	Total call options purchased
	(cost $401)	$664

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Future Option Contract - 0.0%
	10 Year U.S. Treasury Note
1	Expiration: August, 2010, Exercise Price:
	$118.00	$8
	5 Year U.S. Treasury Note
1	Expiration: August, 2010, Exercise Price:
	$116.50	4
	U.S. Ultra Long Bond
–	Expiration: August, 2010, Exercise Price:
	$132.00 Ø	242
		254
	Total put options purchased
	(cost $1,234)	$254

	Total long-term investments
	(cost $1,994,202)	$2,052,691

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 2.4%
	Investment Pools and Funds - 0.0%
	JP Morgan U.S. Government Money
1	Market Fund	$1
	State Street Bank U.S. Government
–	Money Market Fund	–
	Wells Fargo Advantage Government
–	Money Market Fund	–
		1
	Repurchase Agreements - 2.3%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $15,110, collateralized by U.S.
	Treasury Bond 4.50% - 6.25%, 2030 -
	2036, value of $15,637)
$15,110	0.19%, 7/30/2010	15,110
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $13,625,
	collateralized by U.S. Treasury Bond
	8.00%, 2021, U.S. Treasury Note 0.75%,
	2011, value of $13,897)
13,625	0.19%, 7/30/2010	13,625

1

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.4% - (continued)
	Repurchase Agreements - 2.3% - (continued)
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	08/02/2010 in the amount of $6,506,
	collateralized by U.S. Treasury Bill
	2.38%, 2010, value of $6,636)
$6,505	0.20%, 7/30/2010		$6,505
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $12,581,
	collateralized by U.S. Treasury Bill 0.17%
	- 0.32%, 2010 - 2011, value of $12,833)
12,581	0.19%, 7/30/2010		12,581
			47,821
	U.S. Treasury Bills - 0.1%
3,375	0.14%, 10/14/2010 □○		3,374

	Total short-term investments
	(cost $51,196)		$51,196

	Total investments
	(cost $2,045,398) ▲	99.5%	$2,103,887
	Other assets and liabilities	0.5%	11,560
	Total net assets	100.0%	$2,115,447

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $2,061,901 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$62,312
Unrealized Depreciation	(20,326)
Net Unrealized Appreciation	$41,986

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $1,101, which represents 0.05% of total net assets.

◄
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

□	Security pledged as initial margin deposit for open futures contracts at July 31, 2010.

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Month	Market Value ╪	Amount	(Depreciation)
5 Year U.S. Treasury Note	1,100	Short	Sep 2010	$131,811	$131,088	$(723)
CME Ultra Long Term U.S. Treasury Bond	145	Short	Sep 2010	19,611	19,582	(29)
						$(752)
*   The number of contracts does not omit 000's.

2

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Θ	At July 31, 2010, these securities were designated to cover open call options written as follows:

							Unrealized
		Exercise Price/	Expiration	Number of	Market	Premiums	Appreciation
Issuer	Option Type	Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
5 Year U.S. Treasury Note	Future	$119.50	09/27/2010	1,000	$453	$247	$(206)

* The number of contracts does not omit 000's.

Ø	At July 31, 2010, the maximum delivery obligation of the open put options written is $32,500. Securities valued at $125 collateralized the open put options written as follows:

							Unrealized
		Exercise Price/	Expiration	Number of	Market	Premiums	Appreciation
Issuer	Option Type	Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
U.S. Ultra Long Bond	Future	$130.00	08/30/2010	250	$125	$382	$257

* The number of contracts does not omit 000's.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
10/2007	$1,465	Lehman XS Trust, 6.50%, 05/25/2037	$1,454
04/2007	$33	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 - 144A	33

The aggregate value of these securities at July 31, 2010 was $601 which represents 0.03% of total net assets.

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Australian Dollar	Banc of America Securities	Sell	$21,433	$21,011	08/03/2010	$(422)
Australian Dollar	Bank of America Securities	Sell	20,861	20,596	08/13/2010	(265)
Australian Dollar	Barclays Capital	Buy	20,861	20,762	08/13/2010	99
Australian Dollar	Deutsche Bank Securities	Buy	21,432	20,892	08/03/2010	540
Euro	Citigroup Global Markets	Sell	20,978	20,706	08/23/2010	(272)
Euro	Deutsche Bank Securities	Sell	20,848	20,570	08/23/2010	(278)
Euro	JP Morgan Securities	Buy	43,003	42,233	08/06/2010	770
Euro	JP Morgan Securities	Sell	43,003	41,990	08/06/2010	(1,013)
Euro	JP Morgan Securities	Sell	41,826	41,409	08/23/2010	(417)
Euro	Morgan Stanley	Buy	20,848	20,825	08/23/2010	23
Euro	Morgan Stanley	Buy	20,946	21,034	08/23/2010	(88)
Euro	Wells Fargo	Buy	21,239	21,242	08/23/2010	(3)
Euro	Wells Fargo	Sell	20,848	20,504	08/23/2010	(344)
Japanese Yen	Banc of America Securities	Buy	21,262	21,010	08/03/2010	252
Japanese Yen	Bank of America Securities	Buy	20,848	20,596	08/13/2010	252
Japanese Yen	Barclays Capital	Sell	21,018	20,761	08/13/2010	(257)
Japanese Yen	Deutsche Bank Securities	Sell	21,119	20,892	08/03/2010	(227)
						$(1,650)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$1,702	$–	$601	$1,101
Call Options Purchased	664	664	–	–
Put Options Purchased	254	254	–	–
U.S. Government Agencies	150,210	–	150,210	–
U.S. Government Securities	1,899,861	458,593	1,441,268	–
Short-Term Investments	51,196	1	51,195	–
Total	$2,103,887	$459,512	$1,643,274	$1,101
Forward Foreign Currency Contracts *	1,936	–	1,936	–
Written Options *	257	257	–	–
Total	$2,193	$257	$1,936	$–
Liabilities:
Forward Foreign Currency Contracts *	3,586	–	3,586	–
Futures *	752	752	–	–
Written Options *	206	206	–	–
Total	$4,544	$958	$3,586	$–
♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in
	as of	Realized	Unrealized					Transfers	Transfers	Balance
	October	Gain	Appreciation		Net			Into	Out of	as of July
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases*	Sales	Level 3	Level 3	31, 2010
Assets:
Asset & Commercial Mortgage
Backed Securities	$—	$—	$236	†	$—	$865	$—	$—	$—	$1,101
Total	$—	$—	$236		$—	$865	$—	$—	$—	$1,101

*	Cost of securities totaling $3,022 were acquired through fund merger. The market value of these securities on merger date was $865.
†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $236.

4

The Hartford International Growth Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9%
	Australia - 3.4%
96	BHP Billiton Ltd.	$3,468
391	Toll Holdings Ltd.	2,107
		5,575
	Austria - 1.4%
24	Andritz AG	1,531
26	Voestalpine AG	824
		2,355
	Belgium - 1.4%
23	Anheuser-Busch InBev N.V.	1,237
4	Bekaert	958
		2,195
	Brazil - 0.5%
62	Hypermarcas S.A. ●	807

	Canada - 6.9%
428	Air Canada, Inc. ●	904
54	Barrick Gold Corp.	2,235
122	CAE, Inc.	1,162
65	CGI Group, Inc. Class A ●	933
112	Methanex Corp.	2,523
19	Petrobank Energy and Resources Ltd. ●	766
13	Potash Corp. of Saskatchewan, Inc.	1,391
32	SNC-Lavalin Group, Inc.	1,454
		11,368
	China - 3.7%
35	AsiaInfo-Linkage, Inc. ●	718
11	Baidu, Inc. ADR ●	914
56	Ctrip.com International Ltd. ADR ●	2,264
640	Dongfeng Motor Group Co., Ltd.	895
295	Shandong Weigao Group Medical Polymer
	Co., Ltd.	1,336
		6,127
	Denmark - 1.1%
69	DSV A/S	1,236
15	Vestas Wind Systems A/S ●	738
		1,974
	Finland - 0.7%
33	Outotec Oyj	1,175

	France - 11.3%
509	Alcatel S.A.	1,521
35	Cie Generale d'Optique Essilor International
	S.A.	2,216
127	Club Mediterranee ●	2,296
24	Groupe Danone	1,317
21	Neopost S.A.	1,633
7	Pinault-Printemps-Redoute S.A.	880
80	Publicis Groupe	3,616
37	Safran S.A.	991
11	Schneider Electric S.A.	1,286
31	Vallourec	3,027
		18,783
	Germany - 4.9%
22	Adidas-Salomon AG	1,215
21	BASF SE	1,202
14	Beiersdorf AG	832
43	Daimler AG	2,338
26	Fresenius Medical Care AG & Co.	1,428
13	Man AG	1,200
		8,215
	Hong Kong - 2.4%
557	AAC Acoustic Technologies	991
1,356	BaWang International Group Holding Ltd.	829
637	Huabao International Holdings Ltd.	824
1,801	Xtep International Holdings Ltd.	1,297
		3,941
	Indonesia - 0.6%
1,501	Bank Central Asia PT	1,001

	Israel - 2.4%
34	Check Point Software Technologies Ltd. ADR ●	1,168
57	Teva Pharmaceutical Industries Ltd. ADR	2,773
		3,941
	Japan - 5.8%
73	Bridgestone Corp.	1,300
21	Canon, Inc.	916
85	Daiichi Sankyo Co., Ltd.	1,587
38	Eisai Co., Ltd.	1,312
5	Fast Retailing Co., Ltd.	776
249	Hino Motors Ltd.	1,093
28	Makita Corp.	807
76	Yamaha Motor Co., Ltd.	977
61	Yusen Air & Sea Service Co., Ltd.	901
		9,669
	Luxembourg - 2.5%
13	Millicom International Cellular S.A.	1,187
15	Oriflame Cosmetics S.A. ADR	914
92	SES Global S.A.	2,281
		4,382
	Mexico - 2.1%
54	America Movil S.A. de C.V. ADR	2,699
13	Coca Cola Femsa S.A.B-SP ADR	863
		3,562
	Netherlands - 2.9%
34	Heineken N.V.	1,544
58	Qiagen N.V. ●	1,084
40	TNT N.V.	1,199
40	Unilever N.V. CVA	1,177
		5,004
	Norway - 0.5%
26	Frontline Ltd.	806

	Philippines - 0.6%
758	Metropolitan Bank and Trust	1,000

	Portugal - 0.7%
112	Jeronimo Martins	1,224

	Singapore - 2.2%
681	Indofood Agri Resources Ltd. ●	1,166
371	Oversea-Chinese Banking Corp., Ltd.	2,471
		3,637

1

The Hartford International Growth Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.9% - (continued)
	Spain - 1.5%
26	Industria de Diseno Textil S.A.		$1,707
16	Tecnicas Reunidas S.A.		804
			2,511
	Sweden - 1.5%
78	Atlas Copco Ab		1,272
116	Telefonaktiebolaget LM Ericsson ADR		1,272
			2,544
	Switzerland - 6.6%
35	Bank Sarasin & Cie AG		1,289
35	CIE Financiere Richemont S.A.		1,348
10	Dufry Group		826
23	Kuehne & Nagel International AG		2,501
12	Roche Holding AG		1,496
126	STMicroelectronics N.V.		1,031
94	Temenos Group AG ●		2,406
			10,897
	Taiwan - 1.8%
402	Delta Electronics, Inc.		1,385
53	MediaTek, Inc.		721
94	RichTek Technology Corp. ●		794
			2,900
	Thailand - 0.6%
1,624	Bank of Ayudhya plc		1,037

	Turkey - 1.2%
164	Akbank T.A.S		908
29	Bim Birlesik Magazalar AS		895
			1,803
	United Kingdom - 25.3%
138	Admiral Group plc		3,138
103	Antofagasta		1,602
626	Arm Holdings plc		3,219
29	AstraZeneca plc		1,461
119	Babcock International Group plc		1,035
218	Barclays Bank plc		1,130
64	BG Group plc		1,032
63	British American Tobacco plc		2,162
21	Chemring Group plc		962
167	Compass Group plc		1,386
111	Imperial Tobacco Group plc		3,141
170	Lancashire Holdings Ltd.		1,430
153	Marks & Spencer Group plc		830
57	Reckitt Benckiser Group plc		2,775
82	Rio Tinto plc		4,259
185	Rolls-Royce Group plc		1,683
53	Shire plc		1,215
169	Standard Chartered plc		4,881
79	The Weir Group plc		1,456
41	Unilever plc		1,157
143	Xstrata plc		2,271
			42,225
	United States - 1.4%
46	Cental Euro Distribution Corp. ●		1,195
31	Open Text Corp. ●		1,231
			2,426
	Total common stocks
	(cost $152,005)		$163,084

PREFERRED STOCKS - 0.9%
	Brazil - 0.9%
67	Banco Itau Holding		$1,492

	Total preferred stocks
	(cost $961)		$1,492

	Total long-term investments
	(cost $152,966)		$164,576

SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.9%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $1,153,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $1,176)
$1,153	0.21%, 7/30/2010		$1,153
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $77, collateralized by FNMA
	2.91% - 4.50%, 2030 - 2040, value of $79)
77	0.21%, 7/30/2010		77
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $198,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $202)
198	0.21%, 7/30/2010		198
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$3, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $3)
3	0.19%, 7/30/2010		3
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $87, collateralized by FNMA
	3.50% - 4.00%, 2020 - 2040, value of $88)
87	0.21%, 7/30/2010		87
			1,518
	Total short-term investments
	(cost $1,518)		$1,518

	Total investments
	(cost $154,484) ▲	99.7%	$166,094
	Other assets and liabilities	0.3%	508
	Total net assets	100.0%	$166,602

2

The Hartford International Growth Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 97.4% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $158,610 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$16,511
Unrealized Depreciation	(9,027)
Net Unrealized Appreciation	$7,484

●	Currently non-income producing.

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Euro	Banc of America Securities	Buy	$700	$677	08/12/2010	$23
Euro	Goldman Sachs	Sell	12,139	12,560	08/12/2010	421
Japanese Yen	Goldman Sachs	Sell	3,747	3,665	01/13/2011	(82)
						$362

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford International Growth Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Currency Concentration on Securities at July 31, 2010

Percentage of
Description	Net Assets
Australian Dollar	3.4%
Brazilian Real	1.4
British Pound	25.3
Canadian Dollar	4.7
Danish Kroner	1.1
Euro	26.7
Hong Kong Dollar	3.7
Indonesian New Rupiah	0.6
Japanese Yen	5.8
Norwegian Krone	0.5
Philippine Peso	0.6
Singapore Dollar	2.2
Swedish Krona	1.2
Swiss Franc	6.0
Taiwanese Dollar	1.8
Thai Bhat	0.6
Turkish New Lira	1.2
United States Dollar	12.9
Other Assets and Liabilities	0.3
Total	100.0%

Diversification by Industry
as of July 31, 2010
Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	3.3%
Banks (Financials)	8.4
Capital Goods (Industrials)	12.5
Commercial & Professional Services (Industrials)	0.6
Consumer Durables & Apparel (Consumer Discretionary)	2.3
Consumer Services (Consumer Discretionary)	3.6
Diversified Financials (Financials)	0.8
Energy (Energy)	2.1
Food & Staples Retailing (Consumer Staples)	1.3
Food, Beverage & Tobacco (Consumer Staples)	9.0
Health Care Equipment & Services (Health Care)	3.0
Household & Personal Products (Consumer Staples)	3.7
Insurance (Financials)	2.7
Materials (Materials)	12.4
Media (Consumer Discretionary)	3.5
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	6.5
Retailing (Consumer Discretionary)	3.0
Semiconductors & Semiconductor Equipment (Information Technology)	3.5
Software & Services (Information Technology)	4.5
Technology Hardware & Equipment (Information Technology)	4.6
Telecommunication Services (Services)	2.3
Transportation (Industrials)	5.2
Short-Term Investments	0.9
Other Assets and Liabilities	0.3
Total	100.0%

4

The Hartford International Growth Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010
	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Australia	$5,575	$–	$5,575	$–
Austria	2,355	–	2,355	–
Belgium	2,195	–	2,195	–
Brazil	807	807	–	–
Canada	11,368	11,368	–	–
China	6,127	3,896	2,231	–
Denmark	1,974	–	1,974	–
Finland	1,175	–	1,175	–
France	18,783	–	18,783	–
Germany	8,215	832	7,383	–
Hong Kong	3,941	–	3,941	–
Indonesia	1,001	–	1,001	–
Israel	3,941	3,941	–	–
Japan	9,669	–	9,669	–
Luxembourg	4,382	1,187	3,195	–
Mexico	3,562	3,562	–	–
Netherlands	5,004	–	5,004	–
Norway	806	–	806	–
Philippines	1,000	–	1,000	–
Portugal	1,224	–	1,224	–
Singapore	3,637	–	3,637	–
Spain	2,511	–	2,511	–
Sweden	2,544	1,272	1,272	–
Switzerland	10,897	–	10,897	–
Taiwan	2,900	–	2,900	–
Thailand	1,037	1,037	–	–
Turkey	1,803	–	1,803	–
United Kingdom	42,225	–	42,225	–
United States	2,426	2,426	–	–
Total	163,084	30,328	132,756	–
Preferred Stocks	1,492	1,492	–	–
Short-Term Investments	1,518	–	1,518	–
Total	$166,094	$31,820	$134,274	$–
Forward Foreign Currency Contracts*	444	–	444	–
Total	$444	$–	$444	$–
Liabilities:
Forward Foreign Currency Contracts*	82	–	82	–
Total	$82	$–	$82	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford International Opportunities Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.5%
	Brazil - 4.1%
147	Cia de Concessoes Rodoviarias	$3,367
49	Companhia de Bebidas das Americas ADR	5,341
140	Hypermarcas S.A. ●	1,819
336	Itau Unibanco Banco Multiplo S.A. ADR	7,533
51	Itau Unibanco Holding S.A. ADR ■	1,146
180	Julio Simoes Logistica S.A. ●	840
		20,046
	Canada - 2.2%
52	Biovail Corp.	1,132
97	Potash Corp. of Saskatchewan, Inc.	10,146
		11,278
	Chile - 1.0%
246	Enersis S.A. ADS	5,098

	China - 3.9%
6,577	Agricultural Bank of China ●	2,964
2,202	China Merchants Bank Co., Ltd.	5,899
56	Ctrip.com International Ltd. ADR ●	2,270
904	Dongfeng Motor Group Co., Ltd.	1,266
4,908	Industrial and Commercial Bank of China	3,758
21	Perfect World Co., Ltd. ADR ●	491
171	Ping An Insurance (Group) Co. ⌂†	1,271
92	Tencent Holdings Ltd.	1,775
		19,694
	Colombia - 0.9%
74	Bancolombia S.A. ADR	4,327

	Denmark - 1.0%
286	DSV A/S	5,093

	Finland - 1.1%
76	Kone Oyj Class B	3,488
62	Outotec Oyj	2,191
		5,679
	France - 7.9%
762	Alcatel S.A.	2,275
96	BNP Paribas	6,581
211	Groupe Danone	11,837
109	Safran S.A.	2,954
78	Schneider Electric S.A.	9,021
35	Societe Generale Class A	2,014
22	Unibail-Rodamco SE	4,265
		38,947
	Germany - 4.4%
55	Continental AG	3,484
158	Daimler AG	8,547
82	HeidelbergCement AG	4,135
63	Siemens AG	6,145
		22,311
	Hong Kong - 3.8%
710	Esprit Holdings Ltd.	4,460
3,055	Geely Automobile Holdings Ltd.	1,144
1,011	Hang Lung Properties Ltd.	4,225
880	Shangri-La Asia Ltd.	1,785
444	Skyworth Digital Holdings Ltd.	321
489	Sun Hung Kai Properties Ltd.	7,195
		19,130
	India - 1.7%
21	HDFC Bank Ltd. ADR	3,489
276	Infrastructure Development Finance Co., Ltd.	1,112
177	Reliance Industries Ltd.	3,860
		8,461
	Indonesia - 0.9%
3,256	Bank Central Asia PT	2,171
3,623	Bank Mandiri TBK	2,438
		4,609
	Ireland - 1.9%
339	CRH plc	7,032
144	Ryanair Holdings plc ●	716
65	Ryanair Holdings plc ADR ●	1,945
		9,693
	Israel - 2.0%
206	Teva Pharmaceutical Industries Ltd. ADR	10,073

	Italy - 3.0%
1,185	Intesa Sanpaolo	3,912
2,337	Snam Rete Gas S.p.A.	10,965
		14,877
	Japan - 7.7%
279	Bridgestone Corp.	4,978
87	Eisai Co., Ltd.	2,949
2,006	Hitachi Ltd.	8,325
–	Inpex Corp. ☼	602
–	KDDI Corp.	1,540
714	Mitsubishi UFJ Financial Group, Inc.	3,539
84	Nikon Corp.	1,456
29	Osaka Titanium Technologies	1,237
102	Softbank Corp.	3,055
1	Sony Financial Holdings, Inc.	2,000
1,128	Sumitomo Metal Industries	2,724
53	Toho Titanium Co., Ltd.	1,466
140	Tokio Marine Holdings, Inc.	3,830
		37,701
	Malaysia - 0.2%
1,633	AirAsia Berhad ●	766

	Mexico - 1.2%
124	America Movil S.A. de C.V. ADR ‡	6,127

	Netherlands - 1.1%
379	Koninklijke (Royal) KPN N.V.	5,264

	Panama - 0.6%
55	Copa Holdings S.A. Class A	2,841

	Russia - 0.5%
50	Lukoil ADR	2,824

	South Africa - 1.0%
190	Impala Platinum Holdings Ltd.	5,140

	Spain - 2.8%
62	Red Electrica Corporacion S.A.	2,705
459	Repsol YPF S.A.	10,819
		13,524

1

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 94.5% - (continued)
	Sweden - 2.3%
437	Atlas Copco Ab		$7,151
146	Hennes & Mauritz Ab		4,589
			11,740
	Switzerland - 11.8%
126	CIE Financiere Richemont S.A.		4,920
141	Julius Baer Group Ltd.		4,939
48	Kuehne & Nagel International AG		5,189
171	Nestle S.A.		8,456
76	Roche Holding AG		9,896
4	SGS S.A.		5,026
8	Synthes, Inc.		928
1,152	UBS AG		19,559
			58,913
	Taiwan - 1.8%
1,287	Hon Hai Precision Industry Co., Ltd. ●		5,184
902	Synnex Technology International Corp.		2,055
947	WPG Holdings Co., Ltd. ●		1,950
			9,189
	Turkey - 0.9%
842	Turkiye Garanti Bankasi A.S.		4,354

	United Kingdom - 21.6%
91	AstraZeneca plc		4,543
1,718	Barclays Bank plc		8,896
596	BG Group plc		9,554
1,227	BP plc		7,844
1,883	British Airways plc		6,479
440	Capital Group plc		4,965
745	HSBC Holdings plc		7,575
386	Imperial Tobacco Group plc		10,936
3,146	Lloyds Banking Group plc		3,395
665	National Grid plc		5,329
356	Pearson plc		5,531
252	Persimmon plc		1,399
620	Reed Elsevier Capital, Inc.		5,370
210	Rexam plc		1,020
226	Rio Tinto plc		11,696
197	Standard Chartered plc		5,693
489	Thomas Cook Group plc		1,397
567	WPP plc		6,029
			107,651
	United States - 1.2%
118	Covidien plc		4,389
20	Frontline Ltd.		622
22	Netease.com, Inc. ●		823
			5,834

	Total common stocks
	(cost $438,986)		$471,184

EXCHANGE TRADED FUNDS - 1.4%
	United States - 1.4%
102	iShares MSCI EAFE Index Fund		$5,301
36	iShares MSCI Emerging Markets Index Fund		1,474

	Total exchange traded funds
	(cost $5,582)		$6,775

	Total long-term investments
	(cost $444,568)		$477,959

SHORT-TERM INVESTMENTS - 3.4%
	Repurchase Agreements - 3.4%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $12,847,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $13,103)
$12,847	0.21%, 7/30/2010		$12,847
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $862, collateralized by FNMA
	2.91% - 4.50%, 2030 - 2040, value of $879)
862	0.21%, 7/30/2010		862
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $2,205,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $2,249)
2,205	0.21%, 7/30/2010		2,205
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$37, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $38)
37	0.19%, 7/30/2010		37
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $965, collateralized by FNMA
	3.50% - 4.00%, 2020 - 2040, value of $985)
965	0.21%, 7/30/2010		965
			16,916
	Total short-term investments
	(cost $16,916)		$16,916

	Total investments
	(cost $461,484) ▲	99.3%	$494,875
	Other assets and liabilities	0.7%	3,723
	Total net assets	100.0%	$498,598

2

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 93.3% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $471,530 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$42,267
Unrealized Depreciation	(18,922)
Net Unrealized Appreciation	$23,345

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at July 31, 2010, was $1,271, which represents 0.25% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $1,146, which represents 0.23% of total net assets.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2010 was $391.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2010	171	Ping An Insurance (Group) Co.	$1,333

The aggregate value of these securities at July 31, 2010 was $1,271 which represents 0.25% of total net assets.

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
British Pound	Brown Brothers Harriman	Sell	$1,489	$1,478	08/02/2010	$(11)
British Pound	Brown Brothers Harriman	Buy	1,401	1,392	08/03/2010	9
British Pound	HSBC Securities	Buy	1,738	1,738	08/04/2010	–
Euro	Brown Brothers Harriman	Buy	494	495	08/04/2010	(1)
Euro	Westpac International	Sell	483	485	08/03/2010	2
Hong Kong Dollar	Westpac International	Sell	1,325	1,325	08/02/2010	–
Hong Kong Dollar	Westpac International	Sell	1,026	1,026	08/03/2010	–
Japanese Yen	CS First Boston	Buy	192	191	08/03/2010	1
Japanese Yen	Goldman Sachs	Buy	1,536	1,526	08/03/2010	10
Japanese Yen	JP Morgan Securities	Buy	199	198	08/03/2010	1
Japanese Yen	State Street Global Markets LLC	Sell	1,906	1,875	08/02/2010	(31)
Japanese Yen	UBS AG	Buy	471	471	08/04/2010	–
Swiss Franc	Barclay Investment	Sell	692	693	08/04/2010	1
Swiss Franc	UBS AG	Sell	764	764	08/03/2010	–
						$(19)

3

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Currency Concentration on Securities at July 31, 2010

Percentage of
Description	Net Assets
Brazilian Real	1.3%
British Pound	21.6
Canadian Dollar	1.7
Danish Kroner	1.0
Euro	21.8
Hong Kong Dollar	7.2
Indian Rupee	1.0
Indonesian New Rupiah	0.9
Japanese Yen	7.7
Malaysian Ringgit	0.2
South African Rand	1.0
Swedish Krona	2.3
Swiss Franc	11.8
Taiwanese Dollar	1.8
Turkish New Lira	0.9
United States Dollar	17.1
Other Assets and Liabilities	0.7
Total	100.0%

Diversification by Industry
as of July 31, 2010
Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	3.9%
Banks (Financials)	16.0
Capital Goods (Industrials)	6.1
Commercial & Professional Services (Industrials)	2.0
Consumer Durables & Apparel (Consumer Discretionary)	1.6
Consumer Services (Consumer Discretionary)	1.1
Diversified Financials (Financials)	5.1
Energy (Energy)	7.2
Food, Beverage & Tobacco (Consumer Staples)	7.4
Health Care Equipment & Services (Health Care)	1.1
Household & Personal Products (Consumer Staples)	0.4
Insurance (Financials)	1.4
Materials (Materials)	8.9
Media (Consumer Discretionary)	3.4
Other Investment Pools and Funds (Financials)	1.4
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	5.7
Real Estate (Financials)	3.2
Retailing (Consumer Discretionary)	1.8
Software & Services (Information Technology)	0.6
Technology Hardware & Equipment (Information Technology)	4.0
Telecommunication Services (Services)	3.2
Transportation (Industrials)	5.5
Utilities (Utilities)	4.9
Short-Term Investments	3.4
Other Assets and Liabilities	0.7
Total	100.0%

4

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Brazil	$20,046	$20,046	$–	$–
Canada	11,278	11,278	–	–
Chile	5,098	5,098	–	–
China	19,694	5,725	12,698	1,271
Colombia	4,327	4,327	–	–
Denmark	5,093	–	5,093	–
Finland	5,679	–	5,679	–
France	38,947	–	38,947	–
Germany	22,311	–	22,311	–
Hong Kong	19,130	–	19,130	–
India	8,461	3,489	4,972	–
Indonesia	4,609	–	4,609	–
Ireland	9,693	1,945	7,748	–
Israel	10,073	10,073	–	–
Italy	14,877	–	14,877	–
Japan	37,701	–	37,701	–
Malaysia	766	–	766	–
Mexico	6,127	6,127	–	–
Netherlands	5,264	–	5,264	–
Panama	2,841	2,841	–	–
Russia	2,824	2,824	–	–
South Africa	5,140	–	5,140	–
Spain	13,524	–	13,524	–
Sweden	11,740	–	11,740	–
Switzerland	58,913	–	58,913	–
Taiwan	9,189	–	9,189	–
Turkey	4,354	–	4,354	–
United Kingdom	107,651	–	107,651	–
United States	5,834	5,834	–	–
Total	471,184	79,607	390,306	1,271
Exchange Traded Funds	6,775	6,775	–	–
Short-Term Investments	16,916	–	16,916	–
Total	$494,875	$86,382	$407,222	$1,271
Forward Foreign Currency Contracts*	24	–	24	–
Total	$24	$–	$24	$–
Liabilities:
Forward Foreign Currency Contracts*	43	–	43	–
Total	$43	$–	$43	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in
	as of	Realized	Unrealized					Transfers	Transfers	Balance
	October	Gain	Appreciation		Net			Into	Out of	as of July
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2010
Assets:
Common Stock	$—	$—	$(62	)*	$—	$1,333	$—	$—	$—	$1,271
Total	$—	$—	$(62)		$—	$1,333	$—	$—	$—	$1,271

*      Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $(62).

6

The Hartford International Small Company Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 100.6%
	Australia - 8.7%
478	AJ Lucas Group Ltd.	$898
257	Aquarius Platinum Ltd.	1,100
525	Ausenco Ltd.	1,149
749	CSR Ltd.	1,168
234	Karoon Gas Australia Ltd. ●	1,466
1,571	NRW Holdings Ltd.	1,560
159	NuFarm Ltd.	552
98	Sims Metal Management Ltd.	1,576
303	Toll Holdings Ltd.	1,629
417	Whitehaven Coal Ltd.	2,047
99	Worleyparsons Ltd.	2,079
		15,224
	Belgium - 2.4%
26	CFE	1,304
4	D'ieteren S.A.	2,022
31	UCB S.A.	1,005
		4,331
	Brazil - 2.1%
106	Hypermarcas S.A. ●	1,375
115	PDG Realty S.A.	1,212
15	Totvs S.A.	1,119
		3,706
	China - 0.5%
45	AsiaInfo-Linkage, Inc. ●	916

	Denmark - 0.9%
90	DSV A/S	1,612

	Finland - 0.6%
61	Tieto Oyj	1,081

	France - 10.4%
10	Bollore	1,776
25	Bureau Veritas S.A.	1,484
49	CFAO	1,500
21	Eurofins Scientific	997
9	Icade	892
23	Imerys S.A.	1,348
51	Meetic	1,437
29	Orpea	1,146
17	Seche Environment	1,213
59	Sechilienne S.A.	1,583
32	Seloger.com	1,281
32	Wendel	1,800
34	Zodiac Aerospace	1,902
		18,359
	Germany - 4.2%
19	Hochtief AG	1,247
30	MTU Aero Engines Holdings AG	1,720
25	Rheinmetall AG	1,476
61	Rhoen-Klinikum AG	1,384
47	Stratec Biomedical	1,753
		7,580
	Hong Kong - 6.5%
173	ASM Pacific Technology	1,581
737	Cathay Pacific Airways Ltd.	1,643
1,595	China Automation Group	1,113
4,050	China State Construction International
	Holdings Ltd.	1,774
763	Integrated Distribution Services Group Ltd.	1,474
2,224	Pacific Basin Ship	1,687
1,214	Vinda International Holdings, Ltd.	1,173
1,115	Yingde Gases ●	1,095
		11,540
	India - 0.4%
123	Jyothy Laboratories Ltd.	757

	Israel - 0.7%
318	Bank Hapoalim B.M. ●	1,284

	Italy - 2.9%
152	Bulgari S.p.A.	1,191
36	DiaSorin S.p.A.	1,331
215	Gruppo Coin S.p.A. ●	1,647
716	Immobiliare Grande Distribuzione	1,082
		5,251
	Japan - 27.5%
32	ABC Mart, Inc.	1,029
132	Asics Corp.	1,300
42	Benesse Holdings, Inc.	1,847
95	Cosmos Pharmaceutical Corp.	2,379
174	Dainippon Screen Mfg Co., Ltd.	880
12	Disco Corp.	726
1	EPS Co., Ltd.	1,819
232	Fuji Heavy Industries Ltd.	1,274
262	Hino Motors Ltd.	1,150
153	Hitachi Metals Ltd.	1,736
88	Hoshizaki Electric Co., Ltd.	1,535
41	Jafco Co., Ltd.	958
–	Kakaku.com, Inc.	1,514
224	Mitsui-Soko Co., Ltd.	787
153	Mori Seiki Co., Ltd.	1,496
257	Nihon Nohyaku Co., Ltd.	1,168
203	Nippon Denko Co., Ltd.	1,205
71	Nippon Electric Glass Co., Ltd.	902
78	NSD Co., Ltd.	839
1	Osaka Securities Exchange Co., Ltd.	2,740
18	Point, Inc.	888
8	Proto Corp.	292
140	Shinko Plantech Co., Ltd.	1,295
122	Shionogi & Co., Ltd.	2,484
814	Showa Denko K.K.	1,609
125	Square Enix Holdings Co., Ltd.	2,409
183	Sumitomo Rubber Industries	1,805
195	Sumitomo Warehouse	934
523	Teijin Ltd.	1,662
91	Tokyo Ohka Kogyo Co., Ltd.	1,559
23	Towa Pharmaceutical Co., Ltd.	1,357
388	Toyo Engineering Corp.	1,215
89	Toyota Boshoku Corp.	1,404
91	Yamaha Motor Co., Ltd.	1,171
203	Yaskawa Electric Corp.	1,526
		48,894

1

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 100.6% - (continued)
	Luxembourg - 0.7%
77	Reinet Investments S.A. ●		$1,206

	Netherlands - 1.4%
13	HAL Trust		1,385
58	Qiagen N.V. ●		1,073
			2,458
	Norway - 1.6%
141	Kongsberg Gruppen ASA		2,812

	Singapore - 3.2%
1,375	Capitacommercial Trust		1,337
862	CapitaLand Retail Ltd.		1,353
465	Hyflux Ltd.		1,106
1,130	Indofood Agri Resources Ltd. ●		1,935
			5,731
	South Korea - 2.4%
1	Amorepacific Corp.		1,188
74	Daewoo Heavy Industries & Machinery Ltd. ●		1,336
5	LG Household & Health Care Ltd.		1,657
			4,181
	Sweden - 0.8%
150	Bjoern Borg Ab		1,374

	Switzerland - 3.1%
46	Dufry Group		3,741
73	Temenos Group AG ●		1,880
			5,621
	United Kingdom - 19.6%
130	African Barrick Gold Ltd. ●		1,084
79	AMEC plc		1,078
254	Arm Holdings plc		1,308
306	Babcock International Group plc		2,663
475	Brown (N) Group plc		1,692
38	Chemring Group plc		1,725
139	Close Brothers Group plc		1,466
156	Cookson Group plc		1,090
1,504	Debenhams plc		1,451
363	Domino's Pizza UK & IRL plc		2,333
901	Hampson Industries plc		870
1,201	Hansteen Holdings plc		1,182
131	Hunting plc		1,070
282	IG Group Holdings plc		2,096
207	James Fisher & Sons plc		1,462
226	Jupiter Fund Management plc ●		683
68	Kier Group plc		1,116
138	Land Securities Group plc		1,326
295	Mears Group plc		1,127
207	Persimmon plc		1,149
273	Rexam plc		1,323
180	Rightmove		1,848
90	Rotork plc		2,142
74	Ultra Electronics Holdings plc		1,871
			35,155
	Total common stocks
	(cost $170,669)		$179,073

	Total long-term investments
	(cost $170,669)		$179,073

SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 1.8%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $2,481,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $2,531)
$2,481	0.21%, 7/30/2010		$2,481
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $166, collateralized by FNMA
	2.91% - 4.50%, 2030 - 2040, value of $170)
167	0.21%, 7/30/2010		167
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $426,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $434)
426	0.21%, 7/30/2010		426
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$7, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $7)
7	0.19%, 7/30/2010		7
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $186, collateralized by FNMA
	3.50% - 4.00%, 2020 - 2040, value of $190)
186	0.21%, 7/30/2010		186
			3,267
	Total short-term investments
	(cost $3,267)		$3,267

	Total investments
	(cost $173,936) ▲	102.4%	$182,340
	Other assets and liabilities	(2.4)%	(4,230)
	Total net assets	100.0%	$178,110

2

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 100.6% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $182,256 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$20,030
Unrealized Depreciation	(19,946)
Net Unrealized Appreciation	$84

●	Currently non-income producing.

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
British Pound	Brown Brothers Harriman	Buy	$71	$70	08/02/2010	$1
British Pound	Brown Brothers Harriman	Buy	1,605	1,594	08/03/2010	11
British Pound	HSBC Securities	Buy	21	21	08/04/2010	–
Euro	Brown Brothers Harriman	Sell	797	798	08/04/2010	1
Euro	JP Morgan Securities	Buy	298	297	08/02/2010	1
Euro	Westpac International	Buy	906	910	08/03/2010	(4)
Japanese Yen	Goldman Sachs	Buy	545	542	08/03/2010	3
Japanese Yen	State Street Global Markets LLC	Buy	559	550	08/02/2010	9
Japanese Yen	UBS AG	Buy	7	7	08/04/2010	–
Norwegian Krone	UBS AG	Buy	99	98	08/02/2010	1
Swedish Krona	UBS AG	Buy	10	10	08/02/2010	–
Swiss Franc	CS First Boston	Buy	180	177	08/02/2010	3
						$26

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Currency Concentration on Securities at July 31, 2010

Percentage of
Description	Net Assets
Australian Dollar	8.1%
Brazilian Real	2.1
British Pound	20.2
Danish Kroner	0.9
Euro	22.6
Hong Kong Dollar	6.5
Indian Rupee	0.4
Israeli New Shekel	0.7
Japanese Yen	27.5
Norwegian Krone	1.6
Republic of Korea Won	2.4
Singapore Dollar	3.2
Swedish Krona	0.8
Swiss Franc	3.1
United States Dollar	2.3
Other Assets and Liabilities	(2.4)
Total	100.0%

Diversification by Industry
as of July 31, 2010
Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer
Discretionary)	3.2%
Banks (Financials)	0.7
Capital Goods (Industrials)	19.9
Commercial & Professional Services (Industrials)	3.6
Consumer Durables & Apparel (Consumer
Discretionary)	3.5
Consumer Services (Consumer Discretionary)	2.3
Diversified Financials (Financials)	5.9
Energy (Energy)	5.9
Food & Staples Retailing (Consumer Staples)	1.3
Food, Beverage & Tobacco (Consumer Staples)	1.1
Health Care Equipment & Services (Health Care)	3.1
Household & Personal Products (Consumer Staples)	3.5
Materials (Materials)	9.7
Media (Consumer Discretionary)	1.9
Pharmaceuticals, Biotechnology & Life Sciences
(Health Care)	4.9
Real Estate (Financials)	4.0
Retailing (Consumer Discretionary)	8.7
Semiconductors & Semiconductor Equipment
(Information Technology)	2.5
Software & Services (Information Technology)	6.3
Technology Hardware & Equipment (Information
Technology)	1.4
Transportation (Industrials)	5.7
Utilities (Utilities)	1.5
Short-Term Investments	1.8
Other Assets and Liabilities	(2.4)
Total	100.0%

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$179,073	$11,041	$168,032	$–
Short-Term Investments	3,267	–	3,267	–
Total	$182,340	$11,041	$171,299	$–
Forward Foreign Currency Contracts *	30	–	30	–
Total	$30	$–	$30	$–
Liabilities:
Forward Foreign Currency Contracts *	4	–	4	–
Total	$4	$–	$4	$–
♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford International Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.8%
	Brazil - 0.9%
3	Companhia Energetica de Minas Gerais ADR	$52

	Canada - 2.0%
1	Agrium U.S., Inc. ‡	57
1	Barrick Gold Corp.	54
		111
	China - 3.4%
117	Agricultural Bank of China ●	53
38	Dongfeng Motor Group Co., Ltd.	53
1	PetroChina Co., Ltd. ADR	80
		186
	Finland - 0.5%
3	Nokia Oyj	27

	France - 7.2%
1	BNP Paribas	86
1	Groupe Danone	50
1	Renault S.A.	62
1	Societe Generale Class A	58
2	Total S.A.	105
–	Unibail-Rodamco SE	40
		401
	Germany - 6.1%
2	Daimler AG	109
7	Deutsche Post AG	118
1	HeidelbergCement AG	47
1	Siemens AG	55
		329
	Hong Kong - 8.8%
47	BOC Hong Kong Holdings Ltd.	120
25	Cathay Pacific Airways Ltd.	56
24	China Overseas Land & Investment Ltd.	52
9	Esprit Holdings Ltd.	58
63	Huabao International Holdings Ltd.	81
4	Sun Hung Kai Properties Ltd.	59
69	Xtep International Holdings Ltd.	49
		475
	India - 1.4%
2	Reliance Industries Ltd. GDR ■	75

	Israel - 2.9%
2	Check Point Software Technologies Ltd. ADR ●	54
2	Teva Pharmaceutical Industries Ltd. ADR	103
		157
	Japan - 15.5%
5	Daiichi Sankyo Co., Ltd.	84
3	Daito Trust Construction Co., Ltd.	136
14	Hino Motors Ltd.	61
–	Inpex Corp. ☼	49
5	Mitsubishi Corp.	97
22	Mitsubishi UFJ Financial Group, Inc.	109
15	Mitsui O.S.K. Lines Ltd.	101
2	Softbank Corp.	72
3	Sumitomo Mitsui Financial Group, Inc.	102
4	Yamaha Motor Co., Ltd.	48
		859
	Netherlands - 4.6%
7	European Aeronautic Defence and Space Co.
	N.V.	173
3	SBM Offshore N.V.	54
1	Unilever N.V. CVA	25
		252
	Norway - 2.4%
6	DNB Nor ASA	79
2	Frontline Ltd.	58
		137
	Singapore - 4.6%
45	Olam International Ltd.	93
24	Oversea-Chinese Banking Corp., Ltd.	160
		253
	South Africa - 2.0%
7	MTN Group Ltd.	111

	Spain - 1.5%
1	Red Electrica Corporacion S.A.	27
2	Telefonica S.A.	56
		83
	Sweden - 4.7%
8	Sandvik Ab	99
22	Telia Ab	161
		260
	Switzerland - 6.2%
3	Credit Suisse Group AG	116
–	Roche Holding AG	48
7	UBS AG	122
–	Zurich Financial Services AG	52
		338
	Taiwan - 0.9%
5	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	51

	United Kingdom - 18.2%
–	African Barrick Gold Ltd. ●	–
1	AstraZeneca plc	25
16	Barclays Bank plc	84
2	BHP Billiton plc	54
21	BP plc	134
3	British American Tobacco plc	109
16	HSBC Holdings plc	159
56	Logica plc	95
10	Prudential plc	83
2	Resolution Ltd.	6
29	Resolution Ltd. - Rights	40
1	Rio Tinto plc	50
6	Standard Chartered plc	170
		1,009
	United States - 1.0%
4	Weatherford International Ltd. ●	58

	Total common stocks
	(cost $4,860)	$5,224

	Total long-term investments
	(cost $4,860)	$5,224

1

The Hartford International Value Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 3.0%
	Repurchase Agreements - 3.0%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $125,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $128)
$125	0.21%, 7/30/2010		$125
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $8, collateralized by FNMA
	2.91% - 4.50%, 2030 - 2040, value of $9)
8	0.21%, 7/30/2010		8
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $22,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $22)
22	0.21%, 7/30/2010		22
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$-, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $-)
–	0.19%, 7/30/2010		–
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $10, collateralized by FNMA
	3.50% - 4.00%, 2020 - 2040, value of $10)
10	0.21%, 7/30/2010		10
			165
	Total short-term investments
	(cost $165)		$165

	Total investments
	(cost $5,025) ▲	97.8%	$5,389
	Other assets and liabilities	2.2%	120
	Total net assets	100.0%	$5,509

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 93.8% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $5,025 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$430
Unrealized Depreciation	(66)
Net Unrealized Appreciation	$364

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

2

The Hartford International Value Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $75, which represents 1.36% of total net assets.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2010 was $19.

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Australian Dollar	UBS AG	Buy	$262	$255	08/16/2010	$7
British Pound	Brown Brothers Harriman	Buy	27	27	08/03/2010	–
Euro	UBS AG	Buy	262	257	08/16/2010	5
Japanese Yen	CS First Boston	Buy	9	9	08/03/2010	–
Japanese Yen	JP Morgan Securities	Buy	10	10	08/03/2010	–
						$12

╪
For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent Prospectus or Statement of Additional Information.

Diversification by Industry
as of July 31, 2010
Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	4.9%
Banks (Financials)	21.4
Capital Goods (Industrials)	8.8
Consumer Durables & Apparel (Consumer Discretionary)	0.9
Diversified Financials (Financials)	4.3
Energy (Energy)	11.1
Food & Staples Retailing (Consumer Staples)	1.7
Food, Beverage & Tobacco (Consumer Staples)	3.4
Insurance (Financials)	3.3
Materials (Materials)	6.3
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	4.7
Real Estate (Financials)	5.2
Retailing (Consumer Discretionary)	1.1
Semiconductors & Semiconductor Equipment (Information Technology)	0.9
Software & Services (Information Technology)	2.7
Technology Hardware & Equipment (Information Technology)	0.5
Telecommunication Services (Services)	7.2
Transportation (Industrials)	5.0
Utilities (Utilities)	1.4
Short-Term Investments	3.0
Other Assets and Liabilities	2.2
Total	100.0%

3

The Hartford International Value Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Common Stocks
Brazil	$52	$52	$–	$–
Canada	111	111	–	–
China	186	133	53	–
Finland	27	–	27	–
France	401	–	401	–
Germany	329	–	329	–
Hong Kong	475	–	475	–
India	75	75	–	–
Israel	157	157	–	–
Japan	859	–	859	–
Netherlands	252	–	252	–
Norway	137	–	137	–
Singapore	253	–	253	–
South Africa	111	–	111	–
Spain	83	–	83	–
Sweden	260	–	260	–
Switzerland	338	–	338	–
Taiwan	51	51	–	–
United Kingdom	1,009	40	969	–
United States	58	58	–	–
Total	5,224	677	4,547	–
Short-Term Investments	165	–	165	–
Total	$5,389	$677	$4,712	$–
Forward Foreign Currency Contracts*	12	–	12	–
Total	$12	$–	$12	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford MidCap Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2%
	Automobiles & Components - 1.3%
1,794	Harley-Davidson, Inc.	$48,837

	Banks - 4.2%
5,182	Huntington Bancshares, Inc.	31,405
620	M&T Bank Corp.	54,156
1,372	MGIC Investment Corp. ●	11,787
1,327	People's United Financial, Inc.	18,364
2,393	TCF Financial Corp.	37,913
		153,625
	Capital Goods - 11.1%
764	AMETEK, Inc.	33,840
272	BE Aerospace, Inc. ●	7,982
795	Carlisle Cos., Inc.	26,782
1,201	IDEX Corp.	38,649
1,039	Ingersoll-Rand plc	38,917
672	Jacobs Engineering Group, Inc. ●	24,571
645	Joy Global, Inc.	38,282
1,453	Lennox International, Inc.	63,435
884	Masco Corp.	9,090
1,492	PACCAR, Inc.	68,341
998	Rockwell Collins, Inc.	57,051
		406,940
	Commercial & Professional Services - 3.1%
743	Herman Miller, Inc.	12,785
857	HNI Corp.	22,136
682	Manpower, Inc.	32,713
411	Republic Services, Inc.	13,082
1,258	Robert Half International, Inc.	31,664
		112,380
	Consumer Durables & Apparel - 2.4%
1,069	Hasbro, Inc.	45,067
69	NVR, Inc. ●	43,264
		88,331
	Consumer Services - 3.4%
587	Apollo Group, Inc. Class A ●	27,096
338	Cheesecake Factory, Inc. ●	7,918
382	DeVry, Inc.	20,563
368	ITT Educational Services, Inc. ●	29,744
160	Strayer Education, Inc.	38,232
		123,553
	Diversified Financials - 3.5%
169	IntercontinentalExchange, Inc. ●	17,829
2,671	SEI Investments Co.	51,235
541	Stifel Financial ●	25,047
230	T. Rowe Price Group, Inc.	11,086
966	Waddell and Reed Financial, Inc. Class A	23,017
		128,214
	Energy - 6.8%
1,323	Cobalt International Energy ●	11,061
1,120	Consol Energy, Inc.	41,974
1,018	Denbury Resources, Inc. ●	16,122
1,518	El Paso Corp.	18,696
377	ENSCO International plc	15,762
1,436	Frontier Oil Corp.	17,650
642	Holly Corp.	17,148
371	Noble Energy, Inc.	24,886
715	Overseas Shipholding Group, Inc.	28,030
539	Peabody Energy Corp.	24,322
279	SM Energy Co.	11,552
548	Ultra Petroleum Corp. ●	23,232
		250,435
	Food, Beverage & Tobacco - 1.6%
2,280	Dean Foods Co. ●	26,129
661	Flowers Foods, Inc.	16,009
1,190	Smithfield Foods, Inc. ●	16,954
		59,092
	Health Care Equipment & Services - 5.8%
1,019	Beckman Coulter, Inc.	46,696
381	Edwards Lifesciences Corp. ●	21,999
2,051	Lincare Holdings, Inc.	48,738
1,407	Patterson Cos., Inc.	37,549
468	Resmed, Inc. ●	30,749
765	Universal Health Services, Inc. Class B	27,510
		213,241
	Household & Personal Products - 0.4%
208	Estee Lauder Co., Inc.	12,973

	Insurance - 4.4%
2,036	Brown & Brown, Inc.	40,755
3,161	Genworth Financial, Inc. ●	42,931
2,135	Unum Group	48,725
1,111	W.R. Berkley Corp.	30,010
		162,421
	Materials - 3.4%
165	Cliff's Natural Resources, Inc.	9,356
430	FMC Corp.	26,848
122	Martin Marietta Materials, Inc.	10,419
733	Scotts Miracle-Gro Co. Class A	35,348
344	Sherwin-Williams Co.	23,770
1,311	Steel Dynamics, Inc.	18,769
		124,510
	Media - 2.5%
1,387	Discovery Communications, Inc. ●	53,541
1,268	DreamWorks Animation SKG, Inc. ●	39,496
		93,037
	Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
1,998	Amylin Pharmaceuticals, Inc. ●	37,797
3,123	King Pharmaceuticals, Inc. ●	27,354
1,989	Mylan, Inc. ●	34,601
1,499	Qiagen N.V. ●	28,058
530	Regeneron Pharmaceuticals, Inc. ●	12,823
434	Vertex Pharmaceuticals, Inc. ●	14,602
1,408	Watson Pharmaceuticals, Inc. ●	57,008
		212,243
	Real Estate - 2.4%
472	Alexandria Real Estate Equities, Inc.	33,300
708	AMB Property Corp.	17,669
753	Host Hotels & Resorts, Inc.	10,802
253	Public Storage	24,789
		86,560
	Retailing - 5.0%
523	Advance Automotive Parts, Inc.	28,007
107	AutoZone, Inc. ●	22,723
70	Netflix, Inc. ●	7,148

1

The Hartford MidCap Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Retailing - 5.0% - (continued)
2,754	Office Depot, Inc. ●		$11,899
566	O'Reilly Automotive, Inc. ●		27,897
2,017	Penske Automotive Group, Inc. ●		28,235
2,208	Staples, Inc.		44,881
331	Urban Outfitters, Inc. ●		10,635
			181,425
	Semiconductors & Semiconductor Equipment - 3.1%
651	Altera Corp.		18,034
741	Analog Devices, Inc.		22,003
711	Lam Research Corp. ●		29,994
1,215	Maxim Integrated Products, Inc.		21,301
779	Xilinx, Inc.		21,747
			113,079
	Software & Services - 12.5%
647	BMC Software, Inc. ●		23,032
1,190	Check Point Software Technologies Ltd.
	ADR ●		40,498
838	Citrix Systems, Inc. ●		46,107
192	Equinix, Inc. ●		17,949
346	Factset Research Systems, Inc.		25,912
1,076	Gartner, Inc. Class A ●		27,073
2,133	Genpact Ltd. ●		32,146
295	Global Payments, Inc.		11,127
685	GSI Commerce, Inc. ●		15,428
886	Micros Systems ●		31,690
1,210	Red Hat, Inc. ●		38,898
331	Salesforce.com, Inc. ●		32,713
639	Teradata Corp. ●		20,320
2,014	VeriSign, Inc. ●		56,689
2,309	Western Union Co.		37,471
			457,053
	Technology Hardware & Equipment - 3.8%
584	National Instruments Corp.		18,630
1,415	NetApp, Inc. ●		59,867
1,434	Polycom, Inc. ●		42,555
505	Riverbed Technology, Inc. ●		18,736
			139,788
	Telecommunication Services - 1.2%
953	American Tower Corp. Class A ●		44,077

	Transportation - 6.2%
407	C.H. Robinson Worldwide, Inc.		26,543
963	Con-way, Inc.		32,459
1,237	Expeditors International of Washington, Inc.		52,758
860	J.B. Hunt Transport Services, Inc.		30,506
509	Kansas City Southern ●		18,662
5,419	Southwest Airlines Co.		65,304
			226,232
	Utilities - 4.2%
1,182	Aqua America, Inc.		23,041
1,727	Northeast Utilities		48,085
1,804	UGI Corp.		48,638
689	Wisconsin Energy Corp.		37,383
			157,147
	Total common stocks
	(cost $3,275,845)		$3,595,193

	Total long-term investments
	(cost $3,275,845)		$3,595,193

SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $23,606,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $24,077)
$23,605	0.21%, 7/31/2010		$23,605
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in
	the amount of $1,584, collateralized by
	FNMA 2.91% - 4.50%, 2030 - 2040, value
	of $1,615)
1,584	0.21%, 7/31/2010		1,584
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $4,052,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $4,133)
4,052	0.21%, 7/31/2010		4,052
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$68, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $70)
68	0.19%, 7/31/2010		68
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $1,774,
	collateralized by FNMA 3.50% - 4.00%,
	2020 - 2040, value of $1,809)
1,774	0.21%, 7/31/2010		1,774
			31,083
	Total short-term investments
	(cost $31,083)		$31,083

	Total investments
	(cost $3,306,928) ▲	99.0%	$3,626,276
	Other assets and liabilities	1.0%	35,027
	Total net assets	100.0%	$3,661,303

2

The Hartford MidCap Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.3% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $3,322,302 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$431,856
Unrealized Depreciation	(127,882)
Net Unrealized Appreciation	$303,974

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$3,595,193	$3,595,193	$–	$–
Short-Term Investments	31,083	–	31,083	–
Total	$3,626,276	$3,595,193	$31,083	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford MidCap Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6%
	Automobiles & Components - 0.1%
3	Dana Holding Corp. ●	$39
4	Drew Industries ●	78
4	Modine Manufacturing Co. ●	42
1	Superior Industries International	9
		168
	Banks - 3.9%
1	Alliance Financial Corp.	19
1	Ameris Bancorp ●	8
–	Arrow Financial Corp.	7
–	Astoria Financial Corp.	3
6	Banco Latinoamericano de Exportaciones S.A.
	ADR Class E	69
–	Bank of Marin Bancorp	16
2	Bank of the Ozarks, Inc.	67
2	Bankfinancial Corp.	19
73	Beneficial Mutual Bancorp, Inc. ●	734
1	Boston Private Financial Holdings, Inc.	9
–	Bridge Bancorp, Inc.	5
–	Bryn Mawr Bank Corp.	4
1	Camden National Corp.	39
3	Cathay General Bancorp	38
1	Century Bancorp, Inc.	29
1	Chemical Financial Corp.	31
1	Citizens & Northern Corp.	11
84	Citizens Republic Bancorp, Inc. ●	76
2	City Holding Co.	51
1	CNB Financial Corp.	12
95	Comerica, Inc.	3,648
–	Community Bank System, Inc.	10
1	Community Trust Bancorp, Inc.	14
5	Dime Community Bancshares	59
–	ESB Financial Corp.	6
1	Financial Institutions	25
4	First Bancorp North Carolina	62
71	First BanCorp Puerto Rico ●	40
15	First Commonwealth Financial Corp.	78
–	First Community Bancshares	7
–	First Financial Bancorp	3
1	First Long Island Corp.	17
–	First Midwest Bancorp, Inc.	4
2	First Source Corp.	39
5	FirstMerit Corp.	102
4	Flushing Financial Corp.	44
10	FNB Corp.	88
3	Fox Chase Bancorp, Inc. ●	30
2	Great Southern Bancorp, Inc.	33
1	Home Bancorp, Inc. ●	11
1	Home Bancshares, Inc.	14
224	Huntington Bancshares, Inc.	1,357
–	Iberiabank Corp.	16
7	International Bancshares Corp.	114
2	Investors Bancorp, Inc. ●	30
1	Kearny Financial Corp.	5
1	Lakeland Financial Corp.	12
4	MainSource Financial Group, Inc.	29
–	MB Financial, Inc.	3
–	Merchants Bancshares	7
4	MGIC Investment Corp. ●	33
6	Nara Bancorp, Inc. ●	44
–	NASB Financial, Inc.	6
1	National Bankshares, Inc.	27
6	National Penn Bancshares, Inc.	42
3	NBT Bancorp	55
13	Newalliance Bancs	160
1	Northfield Bancorp, Inc.	18
3	Northwest Bancshares, Inc.	36
6	Ocwen Financial Corp. ●	64
–	Old National Bankcorp	3
–	Park National Corp.	20
1	Peoples Bancorp, Inc.	21
485	Popular, Inc. ●	1,392
–	Porter Bancorp, Inc.	3
5	Prosperity Bancshares, Inc.	163
2	Provident Financial Services, Inc.	32
6	Renasant Corp.	96
2	Republic Bancorp, Inc.	49
–	Rockville Financial, Inc.	4
2	S&T Bancorp, Inc.	34
1	SCBT Financial Corp.	19
–	State Bancorp, Inc.	4
–	Suffolk Bancorp	9
52	Susquehanna Bancshares, Inc.	451
1	Taylor Capital Group, Inc. ●	11
3	Towne Bank	54
8	Trustco Bank Corp.	47
8	Trustmark Corp.	166
–	UMB Financial Corp.	10
88	Umpqua Holdings Corp.	1,101
2	United Bankshares, Inc.	42
9	United Community Banks, Inc. ●	28
–	United Financial Bancorp, Inc.	6
1	West Bancorporation, Inc. ●	7
1	Whitney Holding Corp.	10
–	Wintrust Financial Corp.	9
		11,430
	Capital Goods - 13.3%
1	A.O. Smith Corp.	44
7	AAR Corp. ●	121
64	AGCO Corp. ●	2,228
1	Albany International Corp. Class A	11
6	American Rail Car Industries, Inc.	86
86	AMETEK, Inc.	3,825
–	Apogee Enterprises	3
211	Barnes Group, Inc.	3,880
1	Brady Corp. Class A	39
3	Briggs & Stratton Corp.	65
3	CAI International, Inc. ●	43
3	Ceradyne, Inc. ●	74
4	Columbus McKinnon Corp. ●	63
10	Comfort Systems USA, Inc.	119
50	Dover Corp.	2,384
6	Ducommun, Inc.	122
6	EMCOR Group, Inc. ●	150
6	EnerSys ●	134
4	Enpro Industries, Inc. ●	113
50	Esterline Technologies Corp. ●	2,546

1

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Capital Goods - 13.3% - (continued)
–	Franklin Electric Co., Inc.	$9
5	Gibralter Industries, Inc. ●	49
–	Graham Corp.	3
1	Greenbrier Cos. ●	8
2	H & E Equipment Services, Inc. ●	21
58	Hubbell, Inc. Class B	2,733
1	Kadant, Inc. ●	27
–	Layne Christensen Co. ●	5
–	LMI Aerospace, Inc. ●	3
6	MasTec, Inc. ●	61
5	Mueller Industries, Inc.	133
1	Mueller Water Products, Inc.	3
1	Nacco Industries, Inc. Class A	80
141	Pentair, Inc.	4,836
3	Quanex Building Products Corp.	44
2	Standex International	66
2	TAL International Group, Inc.	52
55	Teledyne Technologies, Inc. ●	2,249
159	Terex Corp. ●	3,137
162	Textron, Inc.	3,355
97	Thomas & Betts Corp. ●	3,841
4	Tredegar Corp.	76
1	Triumph Group, Inc.	79
–	Tutor Perini Corp. ●	8
1	United Rentals, Inc. ●	9
1	Universal Forest Products	25
51	URS Corp. ●	2,068
–	Watts Water Technologies, Inc.	6
		39,036
	Commercial & Professional Services - 0.1%
2	ACCO Brands Corp. ●	12
3	ATC Technology Corp. ●	70
2	EnergySolutions, Inc.	11
1	G & K Services, Inc. Class A	23
6	Geo Group, Inc. ●	119
6	GP Strategies Corp. ●	43
2	IESI-BFD Ltd.	36
1	Kimball International, Inc.	8
1	M & F Worldwide Corp. ●	31
4	On Assignment, Inc. ●	17
4	SFN Group, Inc. ●	30
–	United Stationers, Inc. ●	6
		406
	Consumer Durables & Apparel - 4.7%
6	American Greetings Corp. Class A	129
1	Beazer Homes USA, Inc. ●	4
1	Blyth, Inc.	37
13	Callaway Golf Co.	85
–	Helen of Troy Ltd. ●	7
2	Hooker Furniture Corp.	18
6	Jakks Pacific, Inc. ●	96
6	Jones Apparel Group, Inc.	113
7	La-Z-Boy, Inc. ●	58
1	Libbey, Inc. ●	17
2	Lifetime Brands, Inc. ●	31
123	Mattel, Inc.	2,596
147	MDC Holdings, Inc.	4,283
3	Perry Ellis International ●	72
2	Quiksilver, Inc. ●	8
1	RC2 Corp. ●	8
27	Standard-Pacific Corp. ●	110
4	Timberland Co. Class A ●	74
165	Toll Brothers, Inc. ●	2,871
3	Unifi, Inc. ●	12
41	V.F. Corp.	3,252
		13,881
	Consumer Services - 0.6%
–	Biglari Holdings, Inc. ●	58
3	Bob Evans Farms, Inc.	76
3	Boyd Gaming Corp. ●	28
1	Gaylord Entertainment Co. ●	17
–	Marcus Corp.	4
4	McCormick & Schmick's Seafood ●	34
2	Monarch Casino & Resort, Inc. ●	16
2	O' Charley's, Inc. ●	15
2	Papa John's International, Inc. ●	61
472	Thomas Cook Group plc	1,347
		1,656
	Consumer Staples - 0.0%
–	Seaboard Corp.	52

	Diversified Financials - 8.4%
3	Advance America Cash Advance Centers, Inc.	11
39	Affiliated Managers Group, Inc. ●	2,727
22	American Capital Ltd. ●	114
128	Ameriprise Financial, Inc.	5,430
8	Apollo Investment Corp.	85
6	Artio Global Investors, Inc.	92
11	Blackrock Kelso Capital Corp.	116
2	Cash America International, Inc.	58
6	CompuCredit Holdings Corp.	30
–	Diamond Hill Investment Group	6
1	Ezcorp, Inc. ●	10
3	Fifth Street Finance Corp.	30
1	Gladstone Capital Corp.	7
6	Hercules Technology Growth	60
173	Invesco Ltd.	3,388
–	Kayne Anderson Energy Development Co.	6
7	LaBranche & Co., Inc. ●	28
1	Life Partners Holdings, Inc.	24
11	MCG Capital Corp.	64
3	NGP Capital Resources Co.	22
1	Oppenheimer Holdings Class A	29
5	PennantPark Investment Corp.	55
372	PHH Corp. ●	7,409
–	Piper Jaffray Cos. ●	6
2	Prospect Capital Corp.	17
94	Solar Capital Ltd.	1,945
182	Solar Cayman Ltd. ⌂●†	72
195	TD Ameritrade Holding Corp. ●	3,061
1	Virtus Investment Partners, Inc. ●	14
–	World Acceptance Corp. ●	2
		24,918
	Energy - 6.3%
1	Berry Petroleum Co.	43
3	Bill Barrett Corp. ●	92

2

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Energy - 6.3% - (continued)
49	Cabot Oil & Gas Corp.	$1,484
19	Cal Dive International, Inc. ●	115
90	Cie Gen Geophysique SP ADR ●	1,733
112	Cobalt International Energy ●	932
4	Complete Production Services, Inc. ●	78
54	Consol Energy, Inc.	2,020
2	Contango Oil & Gas Co. ●	101
5	Energy Partners Ltd. ●	63
46	ENSCO International plc	1,936
3	Goodrich Petroleum Corp. ●	41
1	Helix Energy Solutions Group, Inc. ●	11
8	Hercules Offshore, Inc. ●	21
27	International Coal Group, Inc. ●	121
63	Newfield Exploration Co. ●	3,368
62	Overseas Shipholding Group, Inc.	2,440
4	Parker Drilling Co. ●	16
4	Petroleum Development Corp. ●	130
1	PHI, Inc. ●	19
12	Pioneer Drilling Co. ●	76
129	Quicksilver Resources, Inc. ●	1,618
5	RAM Energy Resources, Inc. ●	9
104	SBM Offshore N.V.	1,638
2	Stone Energy Corp. ●	25
3	Tesco Corp. ●	34
5	TETRA Technologies, Inc. ●	51
1	Union Drilling, Inc. ●	5
6	Vaalco Energy, Inc. ●	35
9	W&T Offshore, Inc.	85
		18,340
	Food & Staples Retailing - 0.1%
1	Ingles Markets, Inc.	19
3	Nash Finch Co.	130
2	Weis Markets	79
		228
	Food, Beverage & Tobacco - 2.6%
10	B&G Foods, Inc. Class A	114
34	Bunge Ltd. Finance Corp.	1,688
1,195	China Agri-Industries Holdings	1,351
1	Chiquita Brands International, Inc. ●	14
3	Darling International, Inc. ●	26
61	Molson Coors Brewing Co.	2,759
469	PureCircle Ltd. ●	1,346
2	Sanderson Farms, Inc.	98
4	Universal Corp.	158
		7,554
	Health Care Equipment & Services - 4.5%
53	Amedisys, Inc. ●	1,382
1	American Dental Partners, Inc. ●	7
146	Amerisource Bergen Corp.	4,361
2	AmSurg Corp. ●	29
1	Assisted Living Concepts I-A ●	41
6	Cantel Medical Corp.	97
168	CIGNA Corp.	5,165
4	Healthspring, Inc. ●	80
6	Invacare Corp.	137
2	Kindred Healthcare, Inc. ●	20
4	Magellan Health Services, Inc. ●	163
2	Medical Action Industries, Inc. ●	33
–	Molina Healthcare, Inc. ●	9
3	Res-Care, Inc. ●	33
99	Team Health Holdings ●	1,302
2	Triple-S Management Corp., Class B ●	40
6	U.S. Physical Therapy, Inc. ●	105
8	Universal American Financial Corp. ●	129
		13,133
	Household & Personal Products - 0.0%
3	Central Garden & Pet Co. Class A ●	32
–	Nutraceutical International Corp. ●	6
15	Prestige Brands Holdings, Inc. ●	121
1	Schiff Nutrition International	4
		163
	Insurance - 8.6%
9	Alterra Capital Holdings Ltd3	178
1	American Equity Investment Life Holding Co.	5
4	Amtrust Financial Services	50
3	Argo Group International Holdings Ltd.	79
4	CNO Financial Group, Inc. ●	23
3	Delphi Financial Group Class A	69
50	Everest Re Group Ltd.	3,888
2	FBL Financial Group Class A	39
83	Fidelity National Financial, Inc.	1,223
6	First Mercury Financial Corp.	68
10	Flagstone Reinsurance Holdings	110
3	Greenlight Capital Re Ltd. Class A ●	70
4	Hallmark Financial Services, Inc. ●	45
2	Harleysville Group, Inc.	47
2	Horace Mann Educators Corp.	28
6	Maiden Holdings Ltd.	44
10	Meadowbrook Insurance Group, Inc.	95
6	Montpelier Re Holdings Ltd.	99
5	National Financial Partners Corp. ●	56
9	Phoenix Cos. ●	22
105	Platinum Underwriters Holdings Ltd.	4,123
3	Presidential Life Corp.	30
133	Principal Financial Group, Inc.	3,416
2	ProAssurance Corp. ●	130
118	Reinsurance Group of America, Inc.	5,659
3	Selective Insurance Group	50
1	Stewart Information Services Corp.	10
245	Unum Group	5,596
		25,252
	Materials - 8.1%
5	A. Schulman, Inc.	98
42	Agrium U.S., Inc.	2,614
3	Arch Chemicals, Inc.	116
4	Buckeye Technologies, Inc. ●	40
66	FMC Corp.	4,131
9	Glatfelter	106
9	Graphic Packaging Holding Co. ●	33
54	Greif, Inc.	3,220
1	H.B. Fuller Co.	25
1	Hawkins, Inc.	23

3

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Materials - 8.1% - (continued)
6	Headwaters, Inc. ●	$21
6	Hecla Mining Co. ●	32
1	Kaiser Aluminum Corp.	54
162	Methanex Corp.	3,643
1	Minerals Technologies, Inc.	47
1	Myers Industries	4
3	Neenah Paper, Inc.	61
3	OM Group, Inc. ●	73
136	Owens-Illinois, Inc. ●	3,757
12	PolyOne Corp. ●	120
613	Rexam plc	2,974
4	Sensient Technologies Corp.	122
53	Sino Forest Corp. ■●	816
93	Sino Forest Corp. Class A ●	1,438
3	Spartech Corp. ●	33
1	W.R. Grace & Co. ●	36
13	Wausau Paper Corp. ●	88
1	Worthington Industries, Inc.	9
		23,734
	Media - 3.8%
1	A.H. Belo Corp. Class A ●	6
255	CBS Corp. Class B	3,775
2	Crown Media Holdings, Inc. ●	4
2	Dex One Corp. ●	31
11	Journal Communications, Inc. ●	55
2	Knology, Inc. ●	22
11	LodgeNet Interactive Corp. ●	41
1	Media General, Inc. Class A ●	11
2	Scholastic Corp.	41
16	Sinclair Broadcast Group, Inc. Class A ●	98
320	Virgin Media, Inc.	6,894
9	Warner Music Group Corp. ●	43
2	World Wrestling Entertainment, Inc.	35
		11,056
	Pharmaceuticals, Biotechnology & Life Sciences - 2.9%
239	Alkermes, Inc. ●	3,083
3	Cypress Bioscience ●	9
1	Cytokinetics, Inc. ●	4
70	Endo Pharmaceuticals Holdings, Inc. ●	1,683
199	Impax Laboratories, Inc. ●	3,260
4	Par Pharmaceutical Cos., Inc. ●	116
9	SuperGen, Inc. ●	18
12	ViroPharma, Inc. ●	152
		8,325
	Real Estate - 6.6%
1	Agree Realty Corp.	23
59	AMB Property Corp.	1,460
19	Anworth Mortgage Asset Corp.	134
4	Apollo Commercial Real Estate Finance, Inc.	74
8	Ashford Hospitality ●	70
4	Associated Estates Realty	58
141	BR Malls Participacoes S.A.	2,118
432	BR Properties S.A.	3,430
11	CapLease, Inc.	55
12	Capstead Mortgage Corp.	139
–	CBL & Associates Properties	4
1	Chesapeake Lodging Trust ●	9
422	Chimera Investment Corp.	1,632
7	Cogdell Spencer, Inc.	54
5	Colonial Properties Trust	83
3	Colony Financial, Inc.	50
3	Crexus Investment Corp.	30
7	DCT Industrial Trust, Inc.	31
9	Diamondrock Hospitality ●	87
240	Duke Realty, Inc.	2,868
1	DuPont Fabros Technology, Inc.	24
4	Education Realty Trust, Inc.	31
1	Extra Space Storage, Inc.	12
7	Felcor Lodging Trust, Inc. ●	42
8	First Industrial Realty Trust, Inc. ●	35
3	First Potomac Realty Trust	52
1	Franklin Street Properties Corp.	7
5	Getty Realty Corp.	114
1	Gladstone Commercial Corp.	19
3	Glimcher Realty Trust	20
–	Hatteras Financial Corp.	3
–	Healthcare Realty Trust, Inc.	5
3	Hersha Hospitality Trust	15
85	Iguatemi Emp de Shopping	1,691
6	Invesco Mortgage Capital	120
1	Investors Real Estate Trust	9
22	iStar Financial, Inc. ●	113
–	Kilroy Realty Corp.	3
4	Kite Realty Group Trust	19
1	LaSalle Hotel Properties	27
20	Lexington Realty Trust	131
7	Medical Properties Trust, Inc.	73
26	MFA Mortgage Investments, Inc.	188
127	Multiplan Empreendimentos Imobiliarios S.A.	2,399
2	National Health Investors, Inc.	83
3	National Retail Properties, Inc.	65
9	Northstar Realty Finance Corp.	30
–	Omega Healthcare Investors	4
2	Pebblebrook Hotel Trust ●	38
5	Penn Real Estate Investment Trust	64
3	Pennymac Mortgage Investment Trust ●	53
–	Post Properties, Inc.	8
–	PS Business Parks, Inc.	19
1	Ramco-Gershenson Properties Trust	14
10	Resource Capital Corp.	59
47	RioCan Real Estate Investment Trust	937
5	Starwood Property Trust, Inc.	94
8	Strategic Hotels & Resorts, Inc. ●	36
2	Sun Communities, Inc.	67
–	Sunstone Hotel Investors, Inc. ●	3
4	Two Harbors Investment Corp.	37
7	U-Store-It	59
–	Walter Investment Management	5
		19,236
	Retailing - 4.3%
105	American Eagle Outfitters, Inc.	1,290
74	AnnTaylor Stores Corp. ●	1,298
3	Brown Shoe Co., Inc.	38
2,375	Buck Holdings L.P. ⌂●†	5,662
–	Cabela's, Inc. ●	5
1	Charming Shoppes, Inc. ●	2

4

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Retailing - 4.3% - (continued)
4	Collective Brands, Inc. ●	$70
1	Core-Mark Holding Co., Inc. ●	24
6	Dillard's, Inc.	134
1	Dress Barn, Inc. ●	24
1	Marinemax, Inc. ●	4
1	New York & Co., Inc. ●	2
5	OfficeMax, Inc. ●	71
1	Pep Boys-Manny Moe & Jack	7
7	Rent-A-Center, Inc. ●	162
66	Ross Stores, Inc.	3,476
1	Sally Beauty Co., Inc. ●	8
1	Sonic Automotive, Inc. ●	13
8	Stage Stores, Inc.	90
7	The Finish Line, Inc.	106
		12,486
	Semiconductors & Semiconductor Equipment - 2.3%
–	Cymer, Inc. ●	5
6	DSP Group, Inc. ●	43
6	Entegris, Inc. ●	29
13	Integrated Device Technology, Inc. ●	73
48	Linear Technology Corp.	1,514
1	Microsemi Corp. ●	8
–	Pericom Semiconductor Corp. ●	3
23	Photronics, Inc. ●	104
180	Varian Semiconductor Equipment Associates,
	Inc. ●	5,085
2	Zoran Corp. ●	18
		6,882
	Software & Services - 2.1%
80	BMC Software, Inc. ●	2,850
10	CDC Corp. ●	20
77	Check Point Software Technologies Ltd ADR ●	2,626
6	CSG Systems International, Inc. ●	111
16	Earthlink, Inc.	143
9	Euronet Worldwide, Inc. ●	143
2	Fair Isaac, Inc.	46
7	Global Cash Access, Inc. ●	28
5	Internap Network Services Corp. ●	25
1	Internet Brands, Inc. Class A ●	9
11	ModusLink Global Solutions, Inc. ●	73
2	Perficient, Inc. ●	15
5	Quest Software, Inc. ●	101
8	TeleTech Holdings, Inc. ●	107
12	THQ, Inc. ●	54
1	Unisys Corp. ●	35
		6,386
	Technology Hardware & Equipment - 4.4%
3	Anixter International, Inc. ●	126
10	Arris Group, Inc. ●	94
239	Arrow Electronics, Inc. ●	5,935
7	Benchmark Electronics, Inc. ●	122
–	Black Box Corp.	13
3	Checkpoint Systems, Inc. ●	60
2	Coherent, Inc. ●	70
1	CTS Corp.	13
–	Electro Rent Corp.	5
13	Emulex Corp. ●	116
258	Flextronics International Ltd. ●	1,607
8	Imation Corp. ●	74
5	Insight Enterprises, Inc. ●	72
4,423	Kingboard Laminates Holdings	4,396
4	Methode Electronics, Inc.	46
1	Novatel Wireless, Inc. ●	4
1	Oplink Communications, Inc. ●	9
2	Osi Systems, Inc. ●	50
1	PC Connection, Inc. ●	7
3	RadiSys Corp. ●	29
2	Richardson Electronics Ltd.	17
2	Smart Modular Technologies, Inc. ●	10
12	Symmetricom, Inc. ●	63
4	SYNNEX Corp. ●	118
6	TTM Technologies, Inc. ●	61
1	X-Rite, Inc. ●	5
		13,122
	Telecommunication Services - 0.1%
20	Cincinnati Bell, Inc. ●	60
3	Global Crossing Ltd. ●	29
4	IDT Corp. Class B ●	79
9	Premiere Global Services, Inc. ●	54
4	USA Mobility, Inc.	63
		285
	Transportation - 4.3%
14	AirTran Holdings, Inc. ●	65
3	Alaska Air Group, Inc. ●	174
246	All America Latina Logistica S.A.	2,314
2	Amerco ●	116
2	Atlas Air Worldwide Holdings, Inc. ●	118
7	Celadon Group, Inc. ●	112
614	Delta Air Lines, Inc. ●	7,294
1	Dynamex, Inc. ●	16
62	J.B. Hunt Transport Services, Inc.	2,204
9	JetBlue Airways Corp. ●	58
–	P.A.M. Transportation Services ●	6
3	SkyWest, Inc.	35
2	Ultrapetrol Bahamas Ltd. ●	10
1	USA Truck, Inc. ●	10
6	Werner Enterprises, Inc.	136
		12,668
	Utilities - 6.5%
3	Avista Corp.	59
3	Black Hills Corp.	81
–	Chesapeake Utilities Corp.	8
2	Consolidated Water Co.	22
6	El Paso Electric Co. ●	123
–	Empire District Electric Co.	8
1	IDACORP, Inc.	42
1	MGE Energy, Inc.	30
418	N.V. Energy, Inc.	5,306
5	New Jersey Resources Corp.	170
–	Nicor, Inc.	14
156	Northeast Utilities	4,354

5

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Utilities - 6.5% - (continued)
5	NorthWestern Corp.		$139
1	Piedmont Natural Gas		27
9	PNM Resources, Inc.		104
3	Portland General Electric Co.		56
3	South Jersey Industries, Inc.		150
4	Southwest Gas Corp.		135
1	Southwest Water Co.		7
95	UGI Corp.		2,564
4	UniSource Energy Corp.		138
87	Westar Energy, Inc.		2,075
1	WGL Holdings, Inc.		26
62	Wisconsin Energy Corp.		3,349
			18,987
	Total common stocks
	(cost $265,923)		$289,384

	Total long-term investments
	(cost $265,923)		$289,384

SHORT-TERM INVESTMENTS - 1.7%
	Investment Pools and Funds - 0.2%
	Federated Investors Prime Obligations
464	Fund		$464
24	State Street Bank Money Market Fund		25
			489
	Repurchase Agreements - 1.5%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $3,306,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $3,372)
$3,306	0.21%, 7/31/2010		3,306
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $222, collateralized by FNMA
	2.91% - 4.50%, 2030 - 2040, value of $226)
222	0.21%, 7/31/2010		222
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $567,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $579)
567	0.21%, 7/31/2010		567
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$10, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $10)
10	0.19%, 7/31/2010		10
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $248, collateralized by FNMA
	3.50% - 4.00%, 2020 - 2040, value of $253)
248	0.21%, 7/31/2010		248
			4,353
	Total short-term investments
	(cost $4,842)		$4,842

	Total investments
	(cost $270,765) ▲	100.3%	$294,226
	Other assets and liabilities	(0.3)%	(937)
	Total net assets	100.0%	$293,289

6

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.2% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $276,656 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$35,001
Unrealized Depreciation	(17,431)
Net Unrealized Appreciation	$17,570

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at July 31, 2010, was $5,734, which represents 1.96% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $816, which represents 0.28% of total net assets.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	2,375	Buck Holdings L.P.	$2,031
03/2007	182	Solar Cayman Ltd. - 144A	135

The aggregate value of these securities at July 31, 2010 was $5,734 which represents 1.96% of total net assets.

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
British Pound	Brown Brothers Harriman	Sell	$136	$135	08/02/2010	$(1)
British Pound	Brown Brothers Harriman	Sell	44	44	08/03/2010	–
British Pound	HSBC Securities	Sell	25	25	08/04/2010	–
Canadian Dollar	Deutsche Bank Securities	Buy	10	10	08/04/2010	–
Euro	Brown Brothers Harriman	Buy	7	7	08/04/2010	–
Hong Kong Dollar	Westpac International	Buy	85	85	08/02/2010	–
Hong Kong Dollar	Westpac International	Buy	75	75	08/03/2010	–
						$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

7

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$289,384	$271,944	$11,706	$5,734
Short-Term Investments	4,842	489	4,353	–
Total	$294,226	$272,433	$16,059	$5,734
Forward Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Forward Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in
	as of	Realized	Unrealized					Transfers	Transfers	Balance
	October	Gain	Appreciation		Net			Into	Out of	as of July
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2010
Assets:
Common Stock	$4,461	$534	$3,910	*	$—	$—	$(3,171)	$—	$—	$5,734
Total	$4,461	$534	$3,910		$—	$—	$(3,171)	$—	$—	$5,734

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $3,910.

8

The Hartford Money Market Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT- 7.8%
	Commercial Banking - 4.0%
	Barclays Bank plc (New York Branch)
$6,750	0.60%, 09/07/2010 Δ	$6,750
	Rabobank USA
4,250	0.36%, 10/29/2010	4,250
	Svenska Handelsbanken, Inc.
3,750	0.32%, 09/20/2010	3,750
3,750	0.38%, 08/09/2010	3,750
3,500	0.46%, 12/09/2010	3,500
	UBS Securities
4,250	0.26%, 08/18/2010	4,250
3,000	0.33%, 09/10/2010	3,004
		29,254
	Depository Credit - Banking - 2.5%
	Deutsche Bank
1,750	0.26%, 08/12/2010	1,750
3,750	0.36%, 09/08/2010	3,750
2,000	0.45%, 08/12/2010	2,000
	Toronto-Dominion Holdings
2,750	0.22%, 08/13/2010	2,750
3,750	0.23%, 08/20/2010	3,750
4,500	0.45%, 09/02/2010	4,500
		18,500
	International Trade Financing (Foreign Banks) - 0.7%
	Royal Bank of Canada
5,000	0.28%, 10/18/2010	5,000

	Other Financial Investment Activities - 0.6%
	BNP Paribas Finance
4,250	0.47%, 08/23/2010	4,250

	Total certificates of deposit
	(cost $57,004)	$57,004

COMMERCIAL PAPER - 56.5%
	Basic Chemical Manufacturing - 3.0%
	Export Development Canada
$3,250	0.15%, 08/13/2010	$3,250
3,500	0.17%, 08/09/2010	3,500
7,250	0.18%, 08/10/2010	7,249
7,750	0.19%, 09/16/2010	7,748
		21,747
	Beverage Manufacturing - 2.1%
	Coca Cola Co.
4,250	0.21%, 09/10/2010	4,249
4,750	0.26%, 10/12/2010	4,748
5,750	0.33%, 10/07/2010	5,746
		14,743
	Commercial Banking - 9.2%
	Commonwealth Bank of Australia
2,750	0.45%, 09/21/2010	2,748
5,500	0.46%, 09/09/2010	5,497
3,250	0.49%, 08/30/2010	3,249
	Nordea North America
2,500	0.28%, 09/21/2010	2,499
3,500	0.36%, 08/16/2010	3,500
5,000	0.49%, 08/24/2010	4,998
	Old Line Funding LLC
6,250	0.27%, 08/16/2010 ■	6,249
8,376	0.47%, 09/02/2010 - 09/16/2010 ■	8,372
	Rabobank USA
2,750	0.34%, 08/11/2010	2,750
2,250	0.38%, 10/06/2010	2,249
5,250	0.48%, 09/24/2010	5,246
	U.S. Bank NA
3,750	0.25%, 10/26/2010	3,748
	United Technology Corp.
3,750	0.18%, 08/24/2010 ■	3,750
	Westpac Banking Corp.
3,000	0.24%, 08/04/2010 ■	3,000
2,500	0.49%, 10/05/2010 ■	2,498
5,000	0.54%, 09/17/2010 ■ Δ	5,003
		65,356
	Consumer Lending - 2.6%
	Straight-A Funding LLC
4,250	0.36%, 08/09/2010 ■	4,250
5,250	0.37%, 08/16/2010 - 10/01/2010 ■	5,247
9,000	0.40%, 08/20/2010 - 09/15/2010 ■	8,997
		18,494
	Depository Credit - Banking - 2.6%
	Bank of Nova Scotia
3,000	0.25%, 09/27/2010	2,999
3,000	0.29%, 08/19/2010	3,000
4,004	0.31%, 10/13/2010	4,001
4,500	0.33%, 10/08/2010	4,497
	Toronto-Dominion Holdings
3,500	0.21%, 08/24/2010 ■	3,500
		17,997
	Electrical Equipment Manufacturing Household
	Appliances - 1.5%
	General Electric Co.
7,250	0.24%, 08/27/2010	7,249
3,750	0.35%, 09/22/2010	3,748
		10,997
	International Trade Financing (Foreign Banks) - 7.5%
	Australia & New Zealand Banking Group
	Ltd.
5,000	0.25%, 08/09/2010 ■	5,000
6,000	0.38%, 10/28/2010 ■	5,994
	Kreditanstalt fuer Wiederaufbau
4,500	0.24%, 09/29/2010 ■	4,498
4,500	0.26%, 10/26/2010 ■	4,497
5,500	0.27%, 08/10/2010 ■	5,499
	Queensland Treasury Corp.
5,250	0.26%, 08/11/2010	5,250
2,250	0.38%, 09/30/2010	2,248

1

The Hartford Money Market Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMERCIAL PAPER - 56.5% - (continued)
	International Trade Financing (Foreign Banks) - 7.5% -
	(continued)
	Royal Bank of Canada
$2,500	0.27%, 08/30/2010	$2,499
	Societe De Prise Participation
3,750	0.25%, 08/12/2010	3,750
4,000	0.43%, 10/06/2010	3,997
4,000	0.52%, 09/09/2010	3,998
	U.S. Bancorp
2,500	0.42%, 09/13/2010	2,499
	U.S. Bank NA
4,500	0.42%, 08/26/2010	4,499
		54,228
	Motor Vehicle Parts Manufacturing - 1.6%
	Wal-Mart Stores, Inc.
2,150	0.11%, 08/02/2010	2,150
9,500	0.18%, 08/10/2010 - 08/12/2010	9,500
		11,650
	Natural Gas Distribution - 1.5%
	Conocophillips
8,250	0.23%, 08/16/2010 - 09/10/2010 ■	8,248
2,750	0.26%, 10/12/2010 ■	2,749
		10,997
	Nondepository Credit Banking - 0.5%
	General Electric Capital Corp.
3,750	0.37%, 10/08/2010	3,747

	Other Financial Investment Activities - 2.5%
	BNP Paribas Finance
3,000	0.36%, 09/21/2010	2,998
	Sheffield Receivables Corp.
4,000	0.32%, 09/22/2010	3,998
3,500	0.33%, 09/09/2010	3,499
3,750	0.36%, 08/09/2010	3,750
3,250	0.38%, 10/12/2010	3,248
		17,493
	Other Investment Pools and Funds - 6.1%
	Alpine Securitization Corp.
5,000	0.25%, 08/27/2010	4,999
5,000	0.26%, 08/13/2010	5,000
4,500	0.27%, 08/19/2010	4,499
	Falcon Asset Securitization Co.
2,250	0.25%, 08/04/2010	2,250
2,500	0.32%, 09/17/2010 ■	2,499
9,750	0.45%, 08/23/2010 - 09/14/2010 ■	9,746
	State Street Corp.
4,500	0.18%, 08/03/2010	4,500
2,250	0.48%, 09/21/2010	2,248
3,750	0.50%, 11/04/2010	3,745
4,250	0.56%, 10/07/2010	4,246
		43,732
	Pharmaceutical & Medicine Manufacturing - 4.1%
	Abbott Laboratories
5,250	0.13%, 08/02/2010 ■	5,250
6,500	0.16%, 08/03/2010 ■	6,500
3,000	0.19%, 08/23/2010 ■	2,999
	Merck & Co., Inc.
7,250	0.15%, 08/05/2010	7,250
3,500	0.18%, 08/12/2010	3,500
3,750	0.22%, 09/23/2010	3,749
		29,248
	Securities and Commodity Contracts and Brokerage - 2.0%
	JP Morgan Chase Funding, Inc.
4,000	0.23%, 08/09/2010	4,000
10,500	0.27%, 09/13/2010 - 10/25/2010	10,495
		14,495
	Soap, Cleaning Compound, Toiletries Manufacturing - 2.6%
	Colgate-Palmolive Co.
3,750	0.18%, 08/11/2010	3,750
	Procter & Gamble
4,000	0.16%, 08/06/2010 ■	4,000
5,000	0.22%, 09/08/2010 ■	4,999
5,500	0.26%, 10/05/2010 ■	5,497
		18,246
	Sovereign Foreign Governments - 6.0%
	British Columbia (Province of)
3,250	0.26%, 09/01/2010	3,249
4,000	0.38%, 11/08/2010	3,996
8,000	0.40%, 11/24/2010 - 12/01/2010	7,990
	Ontario (Province of)
5,000	0.22%, 08/09/2010	5,000
3,750	0.24%, 10/05/2010	3,748
6,750	0.27%, 09/21/2010	6,747
	Quebec (Province of)
7,000	0.26%, 09/16/2010 ■	6,998
5,500	0.35%, 10/15/2010	5,496
		43,224
	Telecommunications - Wired Carriers - 1.1%
	AT&T, Inc.
4,250	0.18%, 08/09/2010 ■	4,250
3,750	0.21%, 09/07/2010 ■	3,749
		7,999
	Total commercial paper
	(cost $404,393)	$404,393

CORPORATE NOTES - 5.7%
	Depository Credit - Banking - 0.8%
	Wells Fargo & Co.
$5,750	0.68%, 08/20/2010 Δ	$5,750

2

The Hartford Money Market Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
CORPORATE NOTES - 5.7% - (continued)
	Insurance Carriers - 0.9%
	Met Life Global Funding I
$6,800	1.14%, 09/17/2010 ■ Δ		$6,804

	International Trade Financing (Foreign Banks) - 3.3%
	International Bank for Reconstruction &
	Development
2,100	0.19%, 08/23/2010		2,100
9,250	0.23%, 08/04/2010 - 09/16/2010		9,249
5,250	0.34%, 09/03/2010		5,248
	Royal Bank of Canada
7,000	0.79%, 09/28/2010 Δ		7,004
			23,601
	Other Financial Investment Activities - 0.7%
	International Finance Corp.
5,250	0.20%, 08/17/2010		5,249

	Total corporate notes
	(cost $41,404)		$41,404

OTHER POOLS AND FUNDS - 0.0%
1	JP Morgan U.S. Government Money Market
	Fund		$1
–	State Street Bank U.S. Government Money
	Market Fund		–
–	Wells Fargo Advantage Government Money
	Market Fund		–

	Total other pools and funds
	(cost $1)		$1

REPURCHASE AGREEMENTS - 2.9%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 08/02/2010 in
	the amount of $6,565, collateralized by
	U.S. Treasury Bond 4.50% - 6.25%, 2030
	- 2036, value of $6,794)
$6,565	0.19% dated 07/30/2010		$6,565
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $5,920,
	collateralized by U.S. Treasury Bond
	8.00%, 2021, U.S. Treasury Note 0.75%,
	2011, value of $6,038)
5,920	0.19% dated 07/30/2010		5,920
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	08/02/2010 in the amount of $2,827,
	collateralized by U.S. Treasury Bill
	2.38%, 2010, value of $2,883)
2,827	0.20% dated 07/30/2010		2,827
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $5,467,
	collateralized by U.S. Treasury Bill
	0.17% - 0.32%, 2010 - 2011, value of
	$5,576)
5,466	0.19% dated 07/30/2010		5,466

	Total repurchase agreements
	(cost $20,778)		$20,778

U.S. GOVERNMENT AGENCIES - 11.5%
	Federal Home Loan Mortgage Corp. - 5.9%
$6,741	0.10%, 08/16/2010		$6,741
4,700	0.16%, 09/20/2010		4,699
4,250	0.18%, 09/02/2010		4,249
10,000	0.19%, 08/23/2010 - 09/07/2010		9,998
8,000	0.20%, 08/26/2010 - 10/18/2010		7,998
9,750	0.21%, 08/10/2010 - 09/27/2010		9,748
			43,433
	Federal National Mortgage Association - 5.6%
12,000	0.17%, 08/11/2010		11,999
11,250	0.18%, 09/01/2010 - 09/20/2010		11,247
7,100	0.19%, 08/23/2010 - 08/25/2010		7,099
9,000	0.20%, 09/29/2010 - 10/20/2010		8,997
			39,342
	Total U.S. government agencies
	(cost $82,775)		$82,775

U.S. GOVERNMENT SECURITIES - 5.0%
	Other Direct Federal Obligations - 5.0%
	Federal Home Loan Bank
$4,500	0.14%, 08/25/2010		$4,500
6,250	0.15%, 08/04/2010		6,250
5,250	0.17%, 08/20/2010		5,249
5,000	0.18%, 09/17/2010		4,999
11,000	0.19%, 09/08/2010 - 10/08/2010		10,996
3,870	0.20%, 09/22/2010		3,869
			35,863

	Total U.S. government securities
	(cost $35,863)		$35,863

U.S. TREASURY BILLS - 10.8%
$15,000	0.13%, 08/12/2010		$14,999
18,000	0.15%, 10/21/2010		17,994
44,750	0.16%, 08/26/2010 - 10/07/2010		44,741

	Total U.S. treasury bills
	(cost $77,734)		$77,734

	Total investments
	(cost $719,952) ▲	100.2%	$719,952
	Other assets and liabilities	(0.2)%	(1,411)
	Total net assets	100.0%	$718,541

3

The Hartford Money Market Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in U.S. dollar denominated securities of foreign issuers represents 23.2% of total net assets at July 31, 2010.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2010.

■
 Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $150,642, which represents 20.97% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1 ♦	Level 2♦	Level 3
Assets:
Certificates of Deposit	$57,004	$–	$57,004	$–
Commercial Paper	404,393	–	404,393	–
Corporate Notes	41,404	–	41,404	–
Other Pools and Funds	1	1	–	–
Repurchase Agreements	20,778	–	20,778	–
U.S. Government Agencies	82,775	–	82,775	–
U.S. Government Securities	35,863	–	35,863	–
U.S. Treasury Bills	77,734	–	77,734	–
Total	$719,952	$1	$719,951	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.

4

The Hartford Short Duration Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
15.5%
	Captive Auto Finance - 5.7%
	Ally Automotive Receivables Trust
$1,000	1.38%, 07/15/2014	$1,008
1,500	3.29%, 03/15/2015 ■	1,525
	Ally Master Owner Trust
1,000	2.88%, 04/15/2015 ■	1,025
	AmeriCredit Automobile Receivables Trust
81	5.42%, 08/08/2011	81
	Bank of America Automotive Trust
1,500	1.31%, 07/15/2014	1,512
2,000	1.39%, 03/15/2014 ■	2,017
	Capital Automotive Receivables Asset Trust
1,000	6.35%, 03/17/2014 ■	1,073
	Capital One Prime Automotive Receivables
	Trust
1,000	5.68%, 06/15/2014	1,038
	Carmax Automotive Owner Trust
1,000	6.12%, 07/15/2013	1,045
	DaimlerChrysler Automotive Trust
800	4.48%, 08/08/2014	831
450	5.14%, 09/08/2012	451
	Ford Credit Automotive Owner Trust
1,000	0.65%, 12/15/2012 ☼	1,000
1,200	2.98%, 08/15/2014	1,250
500	5.68%, 06/15/2012	514
1,000	5.69%, 11/15/2012	1,066
	Marlin Leasing Receivables LLC
209	5.63%, 09/16/2013 ■	210
	Nissan Master Owner Trust Receivables
1,500	1.50%, 01/15/2015 ■Δ	1,504
	Swift Master Automotive Receivables Trust
1,000	1.79%, 10/15/2012 Δ	998
	Toyota Automotive Receivables Owner Trust
3,000	0.74%, 07/16/2012	3,004
	USAA Automotive Owner Trust
315	4.16%, 04/16/2012	317
860	5.07%, 06/15/2013	882
	Volkswagen Automotive Lease Trust
1,500	1.31%, 01/20/2014	1,512
	Wachovia Automotive Loan Owner Trust
1,000	5.54%, 12/20/2012 ■	1,017
		24,880
	Credit Card Issuing - 2.0%
	American Express Credit Account Master
	Trust
2,000	0.94%, 11/16/2015 Δ	1,999
347	5.65%, 01/15/2014 ■	359
	Citibank Credit Card Issuance Trust
2,000	5.70%, 05/15/2013	2,056
	GE Capital Credit Card Master Note Trust
1,000	2.21%, 06/15/2016	1,012
2,500	3.69%, 07/15/2015	2,620
	MBNA Credit Card Master Note Trust
550	6.80%, 07/15/2014	588
		8,634
	Real Estate Credit (Mortgage Banking) - 7.7%
	Bayview Commercial Asset Trust
322	1.33%, 01/25/2035 ■Δ	187
9,787	2.66%, 01/25/2037 ■►	764
14,700	2.83%, 07/25/2037 - 09/25/2037 ■►	1,390
	Bayview Financial Acquisition Trust
712	4.91%, 02/25/2033 ■	692
2,000	5.64%, 11/28/2036	1,778
	Bear Stearns Asset Backed Securities, Inc.
494	5.66%, 09/25/2033 Δ	407
	Bear Stearns Commercial Mortgage
	Securities, Inc.
17,335	4.12%, 11/11/2041 ⌂►	220
44,876	4.65%, 02/11/2041 ⌂►	235
102,804	6.25%, 12/11/2040 ⌂►	366
	CBA Commercial Small Balance Commercial
	Mortgage
8,907	3.00%, 01/25/2039 ⌂►	738
5,023	5.03%, 07/25/2035 ⌂†Δ	256
25,567	5.21%, 12/25/2036 - 06/25/2038 ⌂†Δ	1,404
	Citicorp Residential Mortgage Securities
99	6.27%, 06/25/2037 Δ	89
	Citigroup Commercial Mortgage Trust
420	5.38%, 10/15/2049	440
	Commercial Mortgage Pass-Through
	Certificates
2,057	3.59%, 03/10/2039 ⌂►	9
	CS First Boston Mortgage Securities Corp.
9,004	4.17%, 07/15/2036 ⌂►	57
1,000	5.42%, 05/15/2036 Δ	1,062
1,500	6.52%, 08/13/2018 ■	1,561
	Equity One ABS, Inc.
20	2.83%, 07/25/2034 Δ	1
	GE Capital Commercial Mortgage Corp.
5,758	3.76%, 03/10/2040 ■►	23
	GMAC Mortgage Corp. Loan Trust
643	4.59%, 04/25/2033	553
147	5.12%, 04/25/2033	65
387	5.75%, 10/25/2036	221
	Goldman Sachs Mortgage Securities Corp. II
1,591	4.32%, 10/10/2028	1,594
1,000	5.48%, 11/10/2039	1,029
	Greenwich Capital Commercial Funding
	Corp.
1,778	5.38%, 03/10/2039	1,841
	Hasco NIM Trust
39	0.00%, 12/26/2035 ■●	–
	JP Morgan Chase Commercial Mortgage
	Securities Corp.
2,175	0.74%, 02/15/2019 ■Δ	1,946
1,181	1.09%, 02/15/2020 ⌂Δ	705
252	3.84%, 01/12/2039	253
270	4.30%, 01/15/2038	276
10,309	4.65%, 10/15/2037 ■►	7
27,081	4.82%, 08/12/2037 ►	47
1,000	4.93%, 09/12/2037	1,010
350	5.32%, 12/15/2044 Δ	300
252	5.34%, 05/12/2045	253

1

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
15.5% - (continued)
	Real Estate Credit (Mortgage Banking) - 7.7% -
	(continued)
	Lehman Brothers Small Balance Commercial
$1,014	6.77%, 09/27/2036 ⌂†	$53
	Long Beach Asset Holdings Corp.
180	0.00%, 04/25/2046 ■●	–
	Merrill Lynch Mortgage Trust
11,111	3.81%, 08/12/2039 ⌂►	102
12,544	3.96%, 10/12/2041 ⌂►	149
17,325	4.67%, 09/12/2042 ⌂►	109
240	5.11%, 07/12/2038 Δ	227
388	5.53%, 05/12/2039 Δ	390
	Merrill Lynch/Countrywide Commercial
	Mortgage Trust
1,149	5.11%, 12/12/2049	1,176
	Morgan Stanley Dean Witter Capital I
3	5.38%, 01/15/2039	3
	Nationstar Home Equity Loan Trust
13	0.00%, 03/25/2037 ⌂●Δ	–
	Renaissance Home Equity Loan Trust
108	0.00%, 04/25/2037 ⌂●	–
675	7.00%, 09/25/2037	45
	Sovereign Commercial Mortgage Securities
1,958	5.79%, 07/22/2030 ■Δ	2,046
	Structured Asset Investment Loan Trust
218	2.95%, 11/25/2033 Δ	89
	Structured Asset Securities Corp.
400	2.83%, 01/25/2037 ■Δ	5
	Voyager Countrywide Delaware Trust
1,105	5.57%, 11/26/2035 ■	415
	Wachovia Bank Commercial Mortgage Trust
624	4.37%, 08/15/2041	643
1,000	5.25%, 12/15/2043	1,002
1,000	5.34%, 12/15/2043	939
1,180	5.42%, 01/15/2045	1,195
1,610	5.74%, 06/15/2049 Δ	1,674
	Washington Mutual, Inc.
16,461	7.00%, 11/23/2043 ⌂►Ψ	482
	Wells Fargo Home Equity Trust
1,437	0.63%, 04/25/2034 Δ	1,118
		33,641
	Real Estate Investment Trust (REIT) - 0.1%
	Crest Clarendon Street
419	1.02%, 12/28/2017 ■Δ	391

	Total asset & commercial mortgage backed
	securities
	(cost $69,152)	$67,546

CERTIFICATES OF DEPOSIT - 0.4%
	Commercial Banking - 0.4%
	Deutsche Bank AG (New York Branch),
$2,000	0.82%, 1/19/2012 Δ	$1,987

	Total certificates of deposit
	(cost $2,000)	$1,987

CORPORATE BONDS: INVESTMENT GRADE - 58.7%
	Aerospace Product and Parts Manufacturing - 1.0%
	Honeywell International, Inc.
$1,092	4.25%, 03/01/2013	$1,183
	Northrop Grumman Corp.
2,000	7.13%, 02/15/2011	2,064
	United Technologies Corp.
987	6.10%, 05/15/2012	1,073
		4,320
	Alumina and Aluminum Production and Processing -
	0.2%
	Alcan, Inc.
750	6.45%, 03/15/2011	774

	Basic Chemical Manufacturing - 1.9%
	Airgas, Inc.
1,785	2.85%, 10/01/2013	1,811
	Dow Chemical Co.
1,000	7.60%, 05/15/2014	1,167
	Export Development Canada
5,000	1.75%, 09/24/2012	5,094
		8,072
	Beer, Wine, Distilled Alcoholic Bev Wholesalers - 0.2%
	SABMiller plc
822	6.20%, 07/01/2011 ■	858

	Beverage Manufacturing - 2.3%
	Anheuser-Busch Cos., Inc.
3,000	1.27%, 03/26/2013 ■Δ	3,001
	Anheuser-Busch InBev N.V.
1,000	5.38%, 11/15/2014 ■	1,110
	Coca-Cola Co.
1,000	3.63%, 03/15/2014	1,076
	Diageo Capital plc
2,528	5.13%, 01/30/2012	2,676
	Dr. Pepper Snapple Group
1,500	1.70%, 12/21/2011	1,507
500	2.35%, 12/21/2012	510
		9,880
	Cable and Other Program Distribution - 0.5%
	Time Warner Cable, Inc.
2,000	5.40%, 07/02/2012	2,148

	Cable and Other Subscription Programming - 0.3%
	DirecTV Holdings LLC
1,000	7.63%, 05/15/2016	1,110

	Commercial Banking - 5.7%
	ANZ National Ltd.
2,000	2.38%, 12/21/2012 ■‡	2,027
	Barclays Bank plc
1,500	5.45%, 09/12/2012	1,608
	Commonwealth Bank of Australia
2,000	2.75%, 10/15/2012 ■	2,049
	Credit Suisse New York
1,800	3.45%, 07/02/2012	1,864
	Fifth Third Bank
1,000	4.75%, 02/01/2015	1,047
	HSBC Bank USA
1,000	4.63%, 04/01/2014	1,067

2

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 58.7% - (continued)
	Commercial Banking - 5.7% - (continued)
	Key Bank NA
$1,500	5.70%, 08/15/2012	$1,593
	Manufacturers & Traders Trust Co.
1,045	5.59%, 12/28/2020	995
	Marshall & Ilsley Corp.
1,500	0.65%, 06/01/2011 Δ	1,441
	National Australia Bank Ltd.
1,000	2.35%, 11/16/2012 ■	1,008
	Nordea Bank Ab
1,404	2.50%, 11/13/2012 ■	1,427
	Rabobank Netherlands
2,000	2.65%, 08/17/2012 ■	2,052
	Santander US Debt S.A.
1,000	2.49%, 01/18/2013 ■	983
	State Street Bank & Trust Co.
800	0.74%, 12/08/2015 Δ	761
500	1.85%, 03/15/2011	505
	Svenska Handelsbanken Ab
1,000	1.54%, 09/14/2012 ■Δ	1,004
1,000	4.88%, 06/10/2014 ■	1,079
	US Bank NA
500	6.38%, 08/01/2011	527
	Westpac Banking Corp.
1,000	0.82%, 10/21/2011 ■Δ	999
1,000	2.10%, 08/02/2013 ☼	1,007
		25,043
	Communications Equipment Manufacturing - 0.3%
	Cisco Systems, Inc.
1,000	5.25%, 02/22/2011	1,025

	Computer and Peripheral Equipment Manufacturing -
	0.5%
	Hewlett-Packard Co.
500	1.59%, 05/27/2011 Δ	505
300	2.25%, 05/27/2011	304
385	2.95%, 08/15/2012	400
	IBM Corp.
1,000	4.95%, 03/22/2011	1,026
		2,235
	Couriers - 0.2%
	United Parcel Service, Inc.
1,000	3.88%, 04/01/2014	1,082

	Depository Credit Banking - 5.2%
	Bank of Montreal
2,500	2.13%, 06/28/2013	2,556
	Bank of Nova Scotia
3,000	2.25%, 01/22/2013	3,083
	BB&T Corp.
500	3.10%, 07/28/2011	511
750	3.85%, 07/27/2012	786
500	5.70%, 04/30/2014	556
	BNP Paribas
2,000	0.93%, 04/08/2013 Δ	1,974
	Citigroup, Inc.
1,000	5.25%, 02/27/2012	1,043
837	6.38%, 08/12/2014	910
	First Tennessee Bank
2,000	0.57%, 02/14/2011 Δ	1,995
	HSBC Holdings plc
1,000	5.25%, 12/12/2012	1,067
	SunTrust Banks, Inc.
735	5.25%, 11/05/2012	775
	Wells Fargo & Co.
1,000	0.59%, 01/24/2012 Δ	993
500	2.13%, 06/15/2012	514
5,000	3.00%, 12/09/2011	5,172
	Wells Fargo Bank NA
1,000	0.65%, 05/16/2016 Δ	919
		22,854
	Drugs and Druggists' Sundries Merchant Wholesalers -
	0.5%
	McKesson Corp.
2,000	5.25%, 03/01/2013	2,176

	Electric Generation, Transmission and Distribution - 1.9%
	Columbus Southern Power Co.
2,000	0.94%, 03/16/2012 Δ	2,001
	Georgia Power Co.
3,000	0.86%, 03/15/2013 Δ	3,004
	PSEG Power LLC
714	2.50%, 04/15/2013 ■	729
	Southern Co.
1,000	0.92%, 10/21/2011 Δ	1,004
	Transalta Corp.
667	4.75%, 01/15/2015	712
	Virginia Electric & Power Co.
1,000	4.50%, 12/15/2010	1,013
		8,463
	Electrical Equipment Manufacturing - 0.5%
	General Electric Co.
2,000	5.00%, 02/01/2013	2,167

	General Rental Centers - 0.6%
	ERAC USA Finance Co.
1,175	2.75%, 07/01/2013 ■	1,191
1,388	5.80%, 10/15/2012 ■	1,503
		2,694
	Grain and Oilseed Milling - 0.6%
	General Mills, Inc.
1,202	5.65%, 09/10/2012	1,304
1,000	6.00%, 02/15/2012	1,075
		2,379
	Grocery Stores - 0.6%
	Kroger Co.
1,035	6.75%, 04/15/2012	1,125
	Safeway, Inc.
700	4.95%, 08/16/2010	701
625	6.50%, 03/01/2011	643
		2,469
	Health and Personal Care Stores - 1.1%
	CVS Corp.
2,000	5.75%, 08/15/2011	2,092

3

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 58.7% - (continued)
	Health and Personal Care Stores - 1.1% - (continued)
	Express Scripts, Inc.
$2,500	5.25%, 06/15/2012	$2,671
		4,763
	Industrial Machinery, Equipment Rental & Leasing -
	0.4%
	COX Communications, Inc.
1,500	7.13%, 10/01/2012	1,669

	Insurance Carriers - 4.7%
	Aetna, Inc.
1,500	7.88%, 03/01/2011	1,559
	ASIF Global Financing XIX
1,500	4.90%, 01/17/2013 ■	1,508
	Berkshire Hathaway Finance Corp.
1,500	4.00%, 04/15/2012 ‡	1,580
	Berkshire Hathaway, Inc.
1,000	0.85%, 02/11/2013 Δ	1,003
	John Hancock Global Funding II
1,000	5.00%, 09/30/2013 ■	1,053
	Lincoln National Corp.
2,000	5.65%, 08/27/2012	2,130
	Massachusetts Mutual Global Funding
1,000	3.63%, 07/16/2012 ■	1,044
	Metropolitan Life Global Funding I
1,400	0.93%, 07/13/2011 ■Δ	1,398
600	2.88%, 09/17/2012 ■	615
1,500	5.13%, 04/10/2013 - 06/10/2014 ■	1,638
	New York Life Global Funding
2,667	2.25%, 12/14/2012 ■	2,724
	Pricoa Global Funding I
1,000	0.67%, 06/26/2012 ■Δ	977
	Prudential Financial, Inc.
2,000	5.10%, 12/14/2011	2,100
	UnitedHealth Group, Inc.
1,000	5.50%, 11/15/2012	1,074
		20,403
	International Trade Financing (Foreign Banks) - 1.7%
	Bank of Tokyo
2,000	2.60%, 01/22/2013 ■	2,045
	Corpoacion Andina De Fomento
1,000	5.20%, 05/21/2013	1,075
	Dexia Credit Local
2,000	0.78%, 01/12/2012 ■Δ	1,988
	Sumitomo Mitsui Banking
2,188	2.15%, 07/22/2013 ■	2,212
		7,320
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.6%
	ArcelorMittal
1,228	5.38%, 06/01/2013	1,317
1,000	9.00%, 02/15/2015	1,204
		2,521
	Medical and Diagnostic Laboratories - 0.2%
	Roche Holdings, Inc.
1,000	4.50%, 03/01/2012 ■	1,054

	Medical Equipment and Supplies Manufacturing - 0.5%
	Carefusion Corp.
500	4.13%, 08/01/2012	523
	Covidien International Finance S.A.
1,500	1.88%, 06/15/2013	1,517
		2,040
	Metal Ore Mining - 0.7%
	Inco Ltd.
1,000	7.75%, 05/15/2012	1,095
	Rio Tinto Finance USA Ltd.
1,500	5.88%, 07/15/2013	1,667
		2,762
	Monetary Authorities - Central Bank - 0.1%
	Bank of New York Mellon Corp.
363	4.30%, 05/15/2014	393

	Motor Vehicle Manufacturing - 0.5%
	Daimler Finance NA LLC
500	5.75%, 09/08/2011	523
	DaimlerChrysler NA Holdings Corp.
600	5.88%, 03/15/2011	617
1,000	6.50%, 11/15/2013	1,131
		2,271
	Natural Gas Distribution - 0.6%
	Consumers Energy Co.
1,000	5.38%, 04/15/2013	1,091
	Williams Partners L.P.
1,500	7.50%, 06/15/2011	1,574
		2,665
	Navigational, Measuring, and Control Instruments - 0.2%
	Thermo Fisher Scientific, Inc.
1,000	2.15%, 12/28/2012	1,013

	Nondepository Credit Banking - 2.2%
	American Express Bank
1,000	3.15%, 12/09/2011	1,035
	Caterpillar Financial Services Corp.
900	0.55%, 08/20/2010 Δ	900
	Countrywide Financial Corp.
2,000	0.80%, 05/07/2012 Δ	1,975
162	5.80%, 06/07/2012	172
	General Electric Capital Corp.
1,000	0.51%, 08/15/2011 Δ	999
3,000	3.00%, 12/09/2011	3,092
1,500	6.13%, 02/22/2011	1,544
		9,717
	Nonmetallic Mineral Mining and Quarrying - 0.1%
	BHP Billiton Finance USA Ltd.
500	5.50%, 04/01/2014	566

	Office Supplies, Stationery, and Gift Stores - 0.2%
	Staples, Inc.
1,000	7.75%, 04/01/2011	1,042

	Oil and Gas Extraction - 1.9%
	Canadian Natural Resources Ltd.
1,000	5.15%, 02/01/2013	1,084
	Devon Energy Corp.
1,100	6.88%, 09/30/2011	1,167

4

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 58.7% - (continued)
	Oil and Gas Extraction - 1.9% - (continued)
	EnCana Corp.
$1,000	6.30%, 11/01/2011	$1,060
	Husky Energy, Inc.
1,400	6.25%, 06/15/2012	1,514
	Shell International Finance B.V.
1,000	4.00%, 03/21/2014	1,073
500	5.63%, 06/27/2011	523
	Statoilhydro ASA
391	3.88%, 04/15/2014	418
	TXU Electric Delivery Co.
500	6.38%, 05/01/2012	540
	XTO Energy, Inc.
1,000	7.50%, 04/15/2012	1,109
		8,488
	Oilseed and Grain Farming - 0.1%
	Husky Energy, Inc.
239	5.90%, 06/15/2014	268

	Other Financial Investment Activities - 2.2%
	BAE Systems Holdings, Inc.
2,000	6.40%, 12/15/2011 ■	2,122
	Blackrock, Inc.
3,000	2.25%, 12/10/2012	3,075
	TIAA Global Markets
2,150	4.95%, 07/15/2013 ■	2,360
	Xstrata Finance Canada
2,000	5.50%, 11/16/2011 ■	2,080
		9,637
	Other Food Manufacturing - 0.9%
	Kraft Foods, Inc.
2,483	2.63%, 05/08/2013	2,552
500	5.63%, 11/01/2011	524
	Unilever Capital Corp.
1,000	7.13%, 11/01/2010	1,017
		4,093
	Other General Merchandise Stores - 0.2%
	Wal-Mart Stores, Inc.
1,000	3.20%, 05/15/2014	1,060

	Petroleum and Coal Products Manufacturing - 1.4%
	Chevron Corp.
1,000	3.45%, 03/03/2012	1,041
	ConocoPhillips
1,000	4.60%, 01/15/2015	1,108
	Hess Corp.
500	7.00%, 02/15/2014	580
	Valero Energy Corp.
1,500	4.75%, 06/15/2013	1,585
1,520	6.88%, 04/15/2012	1,633
		5,947
	Pharmaceutical and Medicine Manufacturing - 2.1%
	AstraZeneca plc
1,750	5.40%, 09/15/2012	1,917
	Eli Lilly & Co.
1,164	3.55%, 03/06/2012	1,213
	Merck & Co., Inc.
705	1.88%, 06/30/2011	713
	Novartis Capital Corp.
1,429	1.90%, 04/24/2013	1,463
	Pfizer, Inc.
1,000	4.45%, 03/15/2012	1,057
	Teva Pharmaceuticals Finance III LLC
2,000	1.50%, 06/15/2012	2,018
	Wyeth
1,000	6.95%, 03/15/2011	1,038
		9,419
	Pipeline Transportation of Natural Gas - 0.5%
	Enterprise Products Operating L.P.
1,275	7.50%, 02/01/2011	1,310
	Kinder Morgan Energy Partners L.P.
1,000	6.75%, 03/15/2011	1,033
		2,343
	Rail Transportation - 1.0%
	Burlington Northern Santa Fe Corp.
1,500	5.90%, 07/01/2012	1,622
	CSX Corp.
1,000	6.30%, 03/15/2012	1,071
	Union Pacific Corp.
1,000	6.13%, 01/15/2012	1,071
500	6.65%, 01/15/2011	512
		4,276
	Real Estate Credit (Mortgage Banking) - 0.4%
	Countrywide Home Loans, Inc.
98	4.00%, 03/22/2011	100
	First Union National Bank Commercial
	Mortgage
1,500	7.80%, 08/18/2010	1,504
		1,604
	Residential Building Construction - 0.5%
	CRH America, Inc.
1,000	5.30%, 10/15/2013	1,074
1,000	6.95%, 03/15/2012	1,079
		2,153
	Resin, Synthetic Rubber, Filaments Manufacturing - 0.2%
	Dow Chemical Co.
1,000	4.85%, 08/15/2012	1,059

	Securities and Commodity Contracts and Brokerage -
	2.8%
	Goldman Sachs Group, Inc.
1,000	5.30%, 02/14/2012	1,049
243	6.00%, 05/01/2014	268
	Jefferies Group, Inc.
2,000	7.75%, 03/15/2012	2,159
	JP Morgan Chase & Co.
1,000	0.87%, 06/13/2016 Δ	942
2,000	3.13%, 12/01/2011	2,069
1,500	4.65%, 06/01/2014	1,622
1,810	6.75%, 02/01/2011	1,863
	Morgan Stanley
1,000	5.75%, 08/31/2012	1,066
1,000	6.60%, 04/01/2012	1,068
		12,106

5

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 58.7% - (continued)
	Soap, Cleaning Compound and Toilet Manufacturing -
	0.2%
	Clorox Co.
$1,000	6.13%, 02/01/2011	$1,026

	Software Publishers - 0.2%
	Oracle Corp.
1,000	5.00%, 01/15/2011	1,018

	Sovereign Foreign Governments - 1.2%
	Ontario (Province of)
1,000	0.93%, 05/22/2012 Δ	1,003
2,000	1.88%, 11/19/2012	2,035
	Quebec (Province of)
1,000	6.13%, 01/22/2011	1,027
	United Mexican States
1,000	6.38%, 01/16/2013	1,102
		5,167
	Sugar and Confectionery Product Manufacturing - 0.7%
	Wrigley Jr., William Co.
1,000	1.91%, 06/28/2011 ■Δ	1,000
1,000	2.45%, 06/28/2012 ■	1,007
1,000	3.05%, 06/28/2013 ■	1,023
		3,030
	Support Activities For Mining - 0.5%
	Transocean, Inc.
1,000	1.50%, 12/15/2037 ۞	869
	Weatherford International Ltd.
1,000	5.95%, 06/15/2012	1,070
		1,939
	Telecommunications - Other - 1.1%
	France Telecom S.A.
435	4.38%, 07/08/2014	477
1,500	7.75%, 03/01/2011 Δ	1,559
	Telecom Italia Capital
2,000	1.13%, 07/18/2011 Δ	1,975
	Telefonica Emisiones SAU
1,000	0.67%, 02/04/2013 Δ	968
		4,979
	Telecommunications - Wired Carriers - 0.5%
	AT&T, Inc.
1,000	5.88%, 02/01/2012	1,071
	Royal KPN N.V.
1,000	8.00%, 10/01/2010	1,012
		2,083
	Telecommunications - Wireless Carriers - 0.7%
	Comcast Cable Communications, Inc.
1,000	6.75%, 01/30/2011	1,028
	Rogers Communications, Inc.
1,000	7.88%, 05/01/2012	1,111
	Vodafone Group plc
1,000	5.35%, 02/27/2012	1,059
		3,198
	Telecommunications Resellers - 0.4%
	Telefonica Europe B.V.
1,500	7.75%, 09/15/2010	1,511

	Tobacco Manufacturing - 0.1%
	Altria Group, Inc.
500	7.75%, 02/06/2014	587

	Waste Treatment and Disposal - 0.3%
	Allied Waste North America, Inc.
1,000	5.75%, 02/15/2011	1,022
500	6.50%, 11/15/2010	508
		1,530
	Wireless Communications Services - 1.8%
	Cellco Part - Verizon Wireless Capital
1,000	3.75%, 05/20/2011	1,024
1,500	5.25%, 02/01/2012	1,593
	Cingular Wireless Services, Inc.
500	7.88%, 03/01/2011	521
1,000	8.13%, 05/01/2012	1,121
	Rogers Communications, Inc.
1,250	9.63%, 05/01/2011	1,329
	Telus Corp.
1,050	8.00%, 06/01/2011	1,111
	Verizon Virginia, Inc.
1,000	4.63%, 03/15/2013	1,066
		7,765
	Total corporate bonds: investment grade
	(cost $249,891)	$256,234

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 3.5%
	Advertising & Related Services - 0.2%
	Advantage Sales & Marketing, Inc.
$1,007	5.00%, 05/05/2016 ±	$997

	Basic Chemical Manufacturing - 0.2%
	Lyondell Chemical Co.
1,000	5.50%, 04/08/2016 ±☼	1,006

	Business Support Services - 0.2%
	TransUnion LLC
767	6.75%, 06/15/2017 ±	772

	Cable and Other Program Distribution - 0.7%
	Charter Communications Operating LLC
995	3.79%, 09/01/2016 ±	948
	Mediacom Broadband LLC
1,100	4.50%, 12/30/2017 ±	1,041
	TWCC Holding Corp.
863	5.00%, 09/14/2015 ±	863
		2,852
	Data Processing Services - 0.1%
	Fidelity National Information Services, Inc.
525	5.25%, 07/18/2016 ±	528

	Department Stores - 0.2%
	Dollar General Corp.
1,000	3.14%, 07/06/2014 ±	972

6

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 3.5% - (continued)
	Facilities Support Services - 0.3%
	Affinion Group, Inc.
$1,247	5.00%, 10/09/2016 ±	$1,194

	General Medical and Surgical Hospitals - 0.2%
	HCA, Inc.
706	3.78%, 03/31/2017 ±	686

	Health Care Facilities - 0.2%
	LifePoint Hospitals, Inc.
1,000	3.25%, 04/15/2015 ±	972

	Home Health Care Facilities - 0.1%
	HCA, Inc.
294	2.78%, 11/17/2013 ±	283

	Medical Equipment and Supplies Manufacturing - 0.2%
	DJO Finance LLC
979	3.32%, 04/07/2013 ±	929

	Other Investment Pools and Funds - 0.3%
	MSCI, Inc.
1,249	4.75%, 06/01/2016 ±	1,252

	Pharmaceutical and Medicine Manufacturing - 0.2%
	Warner Chilcott, Inc.
513	5.50%, 10/30/2014 ±	511
472	5.75%, 04/30/2015 ±	471
		982
	Scheduled Air Transportation - 0.2%
	Delta Air Lines, Inc.
997	8.75%, 09/27/2013 ±	1,003

	Telecommunications - Wired Carriers - 0.2%
	Sinclair Broadcast Group, Inc.
1,000	6.75%, 10/29/2015 ±	1,006

	Total senior floating rate interests: non-
	investment grade
	(cost $15,579)	$15,434

U.S. GOVERNMENT AGENCIES - 0.5%
	Federal National Mortgage Association - 0.2%
$956	5.50%, 05/25/2014	$980

	Government National Mortgage Association - 0.3%
1,235	6.50%, 05/16/2031	1,315

	Total U.S. government agencies
	(cost $2,238)	$2,295

U.S. GOVERNMENT SECURITIES - 6.7%
	U.S. Treasury Securities - 6.7%
	U.S. Treasury Notes - 6.7%
$15,051	0.75%, 05/31/2012	$15,114
2,007	0.88%, 02/29/2012	2,020
10,000	1.00%, 04/30/2012	10,088
2,000	2.00%, 09/30/2010	2,006
		29,228
	Total U.S. government securities
	(cost $29,057)	$29,228

	Total long-term investments
	(cost $367,917)	$372,724

SHORT-TERM INVESTMENTS - 13.3%
	Investment Pools and Funds - 0.0%
	JP Morgan U.S. Government Money
18	Market Fund	$18
	Wells Fargo Advantage Government
–	Money Market Fund	–
		18
	Repurchase Agreements - 7.6%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $7,586, collateralized by U.S.
	Treasury Bond 4.50% - 6.25%, 2030 -
	2036, value of $7,850)
$7,586	0.19%, 7/30/2010	7,586
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $6,840,
	collateralized by U.S. Treasury Bond
	8.00%, 2021, U.S. Treasury Note 0.75%,
	2011, value of $6,977)
6,840	0.19%, 7/30/2010	6,840
	Goldman Sachs TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $9,000, collateralized by U.S.
	Treasury Bill 0.88% - 1.13%, 2010 - 2011,
	value of $9,180)
9,000	0.11%, 7/30/2010	9,000
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	08/02/2010 in the amount of $3,266,
	collateralized by U.S. Treasury Bill 2.38%,
	2010, value of $3,331)
3,266	0.20%, 7/30/2010	3,266
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $6,316,
	collateralized by U.S. Treasury Bill 0.17%
	- 0.32%, 2010 - 2011, value of $6,443)
6,316	0.19%, 7/30/2010	6,316
		33,008

7

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 13.3% - (continued)
	U.S. Treasury Bills - 5.7%
$25,000	0.14%, 8/19/2010 ○		$24,998

	Total short-term investments
	(cost $58,024)		$58,024

	Total investments
	(cost $425,941) ▲	98.6%	$430,748
	Other assets and liabilities	1.4%	6,074
	Total net assets	100.0%	$436,822

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 18.0% of total net assets at July 31, 2010.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $425,941 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,899
Unrealized Depreciation	(5,092)
Net Unrealized Appreciation	$4,807

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at July 31, 2010, was $1,713, which represents 0.39% of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $67,025, which represents 15.34% of total net assets.

۞	Convertible security.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2010.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2010 was $2,999.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2010.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

♦
Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

8

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
12/2004	$17,335	Bear Stearns Commercial Mortgage Securities, Inc., 4.12%, 11/11/2041	$204
03/2005 - 08/2007	$44,876	Bear Stearns Commercial Mortgage Securities, Inc., 4.65%, 02/11/2041	232
12/2005	$102,804	Bear Stearns Commercial Mortgage Securities, Inc., 6.25%, 12/11/2040 - 144A	318
11/2006 - 08/2007	$8,907	CBA Commercial Small Balance Commercial Mortgage, 3.00%, 01/25/2039 - 144A	784
04/2006	$5,023	CBA Commercial Small Balance Commercial Mortgage, 5.03%, 07/25/2035 - 144A	–
10/2007 - 11/2007	$25,567	CBA Commercial Small Balance Commercial Mortgage, 5.21%, 12/25/2036 - 06/25/2038 - 144A	–
03/2004 - 08/2006	$2,057	Commercial Mortgage Pass-Through Certificates, 3.59%, 03/10/2039 - 144A	14
08/2004 - 08/2006	$9,004	CS First Boston Mortgage Securities Corp., 4.17%, 07/15/2036 - 144A	67
03/2006	$1,181	JP Morgan Chase Commercial Mortgage Securities Corp., 1.09%, 02/15/2020 - 144A	1,180
09/2006 - 07/2007	$1,014	Lehman Brothers Small Balance Commercial, 6.77%, 09/27/2036 - 144A	1,013
09/2004	$11,111	Merrill Lynch Mortgage Trust, 3.81%, 08/12/2039 - 144A	106
11/2004 - 08/2006	$12,544	Merrill Lynch Mortgage Trust, 3.96%, 10/12/2041 - 144A	182
03/2005	$17,325	Merrill Lynch Mortgage Trust, 4.67%, 09/12/2042	79
04/2007	$13	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 - 144A	13
03/2007	$108	Renaissance Home Equity Loan Trust, 0.00%, 04/25/2037 - 144A	108
11/2006	$16,461	Washington Mutual, Inc., 7.00%, 11/23/2043 - 144A	559

The aggregate value of these securities at July 31, 2010 was $4,885 which represents 1.12% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$67,546	$–	$54,065	$13,481
Certificates of Deposit	1,987	–	1,987	–
Corporate Bonds: Investment Grade	256,234	–	256,234	–
Senior Floating Rate Interests: Non-Investment Grade	15,434	–	15,434	–
U.S. Government Agencies	2,295	–	2,295	–
U.S. Government Securities	29,228	–	29,228	–
Short-Term Investments	58,024	18	58,006	–
Total	$430,748	$18	$417,249	$13,481

For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.

9

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in
	as of	Realized	Unrealized					Transfers	Transfers	Balance as
	October	Gain	Appreciation		Net			Into	Out of	of July 31,
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	2010
Assets:
Asset & Commercial MortgageBacked Securities	$8,946	$(670)	$3,998	†	$(565)	$2,916	$(2,973)	$2,051	$(222)	$13,481
Total	$8,946	$(670)	$3,998		$(565)	$2,916	$(2,973)	$2,051	$(222)	$13,481

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $2,761.

10

The Hartford Small Company Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.5%
	Automobiles & Components - 0.4%
94	Amerigon, Inc. ●	$926
49	Tenneco Automotive, Inc. ●	1,339
24	Tesla Motors, Inc. ●	479
		2,744
	Banks - 1.0%
93	Boston Private Financial Holdings, Inc.	612
41	Columbia Banking Systems, Inc.	757
40	Danvers Bancorp, Inc.	650
128	Flushing Financial Corp.	1,590
36	Hudson Valley Holding Corp.	699
96	MGIC Investment Corp. ●	828
54	Ocwen Financial Corp. ●	573
25	Signature Bank ●	949
21	Southside Bancshares, Inc.	394
		7,052
	Capital Goods - 8.9%
29	A.O. Smith Corp.	1,585
20	Aaon, Inc.	498
33	Acuity Brands, Inc.	1,382
176	AerCap Holdings N.V. ●	2,296
20	AGCO Corp. ●	699
100	Altra Holdings, Inc. ●	1,454
26	Applied Industrial Technologies, Inc.	722
46	Applied Signal Technology	957
503	ArvinMeritor, Inc. ●	8,259
25	AZZ, Inc.	1,090
360	Beacon Roofing Supply, Inc. ●	6,150
23	Carlisle Cos., Inc.	770
63	Ceradyne, Inc. ●	1,469
52	Chart Industries, Inc. ●	925
24	Crane Co.	837
80	Dycom Industries, Inc. ●	720
27	EMCOR Group, Inc. ●	690
31	Esterline Technologies Corp. ●	1,591
103	GrafTech International Ltd. ●	1,614
35	Harsco Corp.	820
26	Lennox International, Inc.	1,131
12	Lindsay Corp.	429
20	Michael Baker Corp. ●	764
47	Moog, Inc. Class A ●	1,672
29	Powell Industries, Inc. ●	943
136	Regal-Beloit Corp.	8,256
90	RSC Holdings, Inc. ●	705
244	Rush Enterprises, Inc. ●	3,649
31	TAL International Group, Inc.	827
35	Teledyne Technologies, Inc. ●	1,425
29	Textainer Group Holdings Ltd.	784
23	TransDigm Group, Inc.	1,246
51	Trex Co., Inc. ●	1,113
554	Wabash National Corp. ●	4,638
27	Woodward Governor Co.	825
		62,935
	Commercial & Professional Services - 3.4%
7	Advisory Board Co. ●	307
126	APAC TeleServices, Inc. ●	682
12	Consolidated Graphics, Inc. ●	499
470	Corrections Corp. of America ●	9,203
44	Deluxe Corp.	908
274	Knoll, Inc.	3,845
366	Sykes Enterprises, Inc. ●	5,794
44	Towers Watson & Co.	1,955
12	United Stationers, Inc. ●	645
		23,838
	Consumer Durables & Apparel - 6.1%
283	Brunswick Corp.	4,785
305	Carter's, Inc. ●	7,383
422	Crocs, Inc. ●	5,409
171	Eastman Kodak Co. ●	678
300	Hanesbrands, Inc. ●	7,515
47	Iconix Brand Group, Inc. ●	779
206	Jarden Corp.	5,952
129	Liz Claiborne, Inc. ●	612
28	Polaris Industries, Inc.	1,663
228	Quiksilver, Inc. ●	1,019
191	Tempur-Pedic International, Inc. ●	5,848
36	True Religion Apparel, Inc. ●	885
16	Warnaco Group, Inc. ●	687
		43,215
	Consumer Services - 5.8%
28	Bally Technologies, Inc. ●	904
233	Cheesecake Factory, Inc. ●	5,471
289	Grand Canyon Education, Inc. ●	7,013
57	Home Inns & Hotels Management, Inc. ●	2,408
13	ITT Educational Services, Inc. ●	1,074
31	Lincoln Educational Services Corp. ●	649
614	Navitas Ltd.	2,416
43	P.F. Chang's China Bistro, Inc.	1,765
166	Penn National Gaming, Inc. ●	4,546
60	Regis Corp.	906
207	Sonic Corp. ●	1,823
21	Steiner Leisure Ltd. ●	880
17	Strayer Education, Inc.	4,142
111	Texas Roadhouse, Inc. ●	1,490
207	Wyndham Worldwide Corp.	5,290
		40,777
	Diversified Financials - 1.6%
163	BGC Partners, Inc.	881
66	Compass Diversified Holdings	995
190	Cowen Group, Inc. Class A ●	790
42	Dollar Financial Corp. ●	827
30	Envestnet, Inc. ●	303
48	Ezcorp, Inc. ●	960
74	Fifth Street Finance Corp.	807
24	Knight Capital Group, Inc. ●	347
74	Stifel Financial ●	3,448
113	Uranium Participation Corp. ●	688
35	Waddell and Reed Financial, Inc.	824
20	World Acceptance Corp. ●	816
		11,686
	Energy - 4.1%
27	Berry Petroleum Co.	790
150	BPZ Resources, Inc. ●	679
72	Cobalt International Energy ●	598
69	Complete Production Services, Inc. ●	1,330
238	CVR Energy, Inc. ●	1,930
125	Dril-Quip, Inc. ●	6,522
70	Harvest Natural Resources, Inc. ●	580
189	Kodiak Oil & Gas Corp. ●	634
60	Oceaneering International, Inc. ●	2,952
130	Overseas Shipholding Group, Inc.	5,105

1

The Hartford Small Company Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.5% - (continued)
	Energy - 4.1% - (continued)
57	Petroleum Development Corp. ●	$1,649
100	Rosetta Resources, Inc. ●	2,209
23	SM Energy Co.	951
27	Swift Energy Co. ●	692
150	Vaalco Energy, Inc. ●	899
307	Vantage Drilling Co. ●	408
88	W&T Offshore, Inc.	807
		28,735
	Food, Beverage & Tobacco - 2.1%
125	Cental Euro Distribution Corp. ●	3,256
178	Darling International, Inc. ●	1,454
255	Green Mountain Coffee Roasters ●	7,864
108	Viterra, Inc. ●	845
70	Zhongpin, Inc. ●	1,035
		14,454
	Health Care Equipment & Services - 9.9%
124	Accretive Health, Inc. ●	1,477
317	American Medical Systems Holdings ●	7,096
42	AmSurg Corp. ●	773
104	Angiodynamics, Inc. ●	1,598
54	Corvel Corp. ●	2,157
131	Cyberonics, Inc. ●	3,125
127	Dexcom, Inc. ●	1,412
43	Ensign Group, Inc.	779
338	Fleury S.A. ●	3,912
32	Greatbatch, Inc. ●	714
33	Hanger Orthopedic Group, Inc. ●	561
233	HealthSouth Corp. ●	4,308
123	Healthspring, Inc. ●	2,303
19	ICU Medical, Inc. ●	696
31	LHC Group, Inc. ●	715
165	Lincare Holdings, Inc.	3,924
56	Masimo Corp.	1,288
14	MEDNAX, Inc. ●	669
56	Orthofix International N.V. ●	1,708
248	Owens & Minor, Inc.	6,751
57	Quidel Corp. ●	707
166	Rehabcare Group, Inc. ●	3,509
92	SXC Health Solutions Corp. ●	6,221
64	Symmetry Medical, Inc. ●	618
167	Team Health Holdings ●	2,195
25	Triple-S Management Corp., Class B ●	495
34	U.S. Physical Therapy, Inc. ●	622
272	Volcano Corp. ●	5,999
50	Wellcare Health Plans, Inc. ●	1,282
62	Zoll Medical Corp. ●	1,648
		69,262
	Household & Personal Products - 1.3%
58	China-Biotics, Inc. ●	781
119	Herbalife Ltd.	5,895
92	Nu Skin Enterprises, Inc. Class A	2,619
		9,295
	Insurance - 0.9%
32	Allied World Assurance Holdings Ltd.	1,579
66	Amerisafe, Inc. ●	1,180
189	Assured Guaranty Ltd.	2,971
19	Platinum Underwriters Holdings Ltd.	754
		6,484
	Materials - 2.7%
38	Allied Nevada Gold Corp. ●	661
20	AptarGroup, Inc.	849
58	Georgia Gulf Corp. ●	889
1,059	Huabao International Holdings Ltd.	1,370
87	Jaguar Mining, Inc. ●	701
56	Molycorp, Inc. ●	688
130	New Gold, Inc. ●	645
75	Olin Corp.	1,523
26	Rock Tenn Co. Class A	1,365
336	Silgan Holdings, Inc.	9,560
83	Stillwater Mining Co. ●	1,136
3	Winpak Ltd.	33
		19,420
	Media - 1.1%
55	Charm Communications, Inc. ●	355
288	Focus Media Holding Ltd. ADR ●	5,213
119	LodgeNet Interactive Corp. ●	429
75	Stroer Out-of-Home Media AG ●	1,914
		7,911
	Pharmaceuticals, Biotechnology & Life Sciences - 9.7%
115	Affymax, Inc. ●	738
224	Alkermes, Inc. ●	2,895
55	AMAG Pharmaceuticals, Inc. ●	1,723
51	Arena Pharmaceuticals, Inc. ●	406
62	Auxilium Pharmaceuticals, Inc. ●	1,395
7	Bio-Rad Laboratories, Inc. Class A ●	622
103	Bruker Corp. ●	1,360
3	Cadence Pharmaceuticals, Inc. ●	21
70	Celera Corp. ●	467
152	Celldex Therapeutics, Inc. ●	779
15	Codexis, Inc. ●	136
173	Cubist Pharmaceuticals, Inc. ●	3,740
78	Cytokinetics, Inc. ●	214
150	Icon plc ADR ●	3,543
378	Incyte Corp. ●	4,921
120	Inspire Pharmaceuticals, Inc. ●	603
34	Martek Biosciences Corp. ●	700
219	Medicines Co. ●	2,018
168	Onyx Pharmaceuticals, Inc. ●	4,363
317	PAREXEL International Corp. ●	6,504
325	Pharmaceutical Product Development, Inc.	7,892
120	Pharmasset, Inc. ●	3,236
251	Regeneron Pharmaceuticals, Inc. ●	6,081
199	Rigel Pharmaceuticals, Inc. ●	1,611
190	Salix Pharmaceuticals Ltd. ●	8,065
412	Seattle Genetics, Inc. ●	5,014
		69,047
	Real Estate - 1.0%
219	Anworth Mortgage Asset Corp.	1,526
64	Capstead Mortgage Corp.	747
57	Colonial Properties Trust	917
47	DuPont Fabros Technology, Inc.	1,194
26	Hatteras Financial Corp.	759
88	Medical Properties Trust, Inc.	877
175	MFA Mortgage Investments, Inc.	1,283
		7,303
	Retailing - 4.3%
33	Big Lots, Inc. ●	1,136
198	Brown (N) Group plc	705
34	Cato Corp.	796

2

The Hartford Small Company Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.5% - (continued)
	Retailing - 4.3% - (continued)
132	Children's Place Retail Stores, Inc. ●	$5,507
41	Citi Trends, Inc. ●	1,300
50	Core-Mark Holding Co., Inc. ●	1,511
616	Debenhams plc	594
168	Dick's Sporting Goods, Inc. ●	4,418
57	DSW, Inc. ●	1,523
23	Guess?, Inc.	832
32	Gymboree Corp. ●	1,372
25	Joseph A. Bank Clothiers, Inc. ●	1,456
174	LKQ Corp. ●	3,438
62	Nutri/System, Inc.	1,221
49	OfficeMax, Inc. ●	703
72	Overstock.com, Inc. ●	1,429
78	Shutterfly, Inc. ●	1,961
45	Zumiez, Inc. ●	827
		30,729
	Semiconductors & Semiconductor Equipment - 4.5%
464	Applied Micro Circuits Corp. ●	5,555
124	Atheros Communications, Inc. ●	3,284
22	Cabot Microelectronics Corp. ●	728
24	Cymer, Inc. ●	785
173	GT Solar International, Inc. ●	1,121
113	MIPS Technologies, Inc. Class A ●	616
137	Netlogic Microsystems, Inc. ●	4,059
129	ON Semiconductor Corp. ●	871
90	PMC - Sierra, Inc. ●	725
105	Power Integrations, Inc.	3,702
204	RF Micro Devices, Inc. ●	849
538	Skyworks Solutions, Inc. ●	9,431
27	Tessera Technologies, Inc. ●	455
		32,181
	Software & Services - 10.9%
55	ArcSight, Inc. ●	1,372
38	Ariba, Inc. ●	606
240	Art Technology Group, Inc. ●	863
69	AsiaInfo-Linkage, Inc. ●	1,398
67	Commvault Systems, Inc. ●	1,248
97	Concur Technologies, Inc. ●	4,501
57	Constant Contact, Inc. ●	1,107
65	CSG Systems International, Inc. ●	1,220
53	Equinix, Inc. ●	4,989
339	GSI Commerce, Inc. ●	7,631
342	Informatica Corp. ●	10,317
97	j2 Global Communications, Inc. ●	2,278
76	JDA Software Group, Inc. ●	1,789
22	Mercadolibre, Inc. ●	1,313
5	ModusLink Global Solutions, Inc. ●	34
70	Net 1 UEPS Technologies, Inc. ●	1,014
36	Nuance Communications, Inc. ●	601
39	Parametric Technology Corp. ●	698
25	Progress Software Corp. ●	732
61	QLIK Technologies, Inc. ●	878
46	Quest Software, Inc. ●	921
73	Rackspace Hosting, Inc. ●	1,373
49	RightNow Technologies, Inc. ●	774
84	Rovi Corp. ●	3,745
177	Sapient Corp.	1,952
54	Solera Holdings, Inc.	2,064
40	Sourcefire, Inc. w/Rights ●	853
207	SuccessFactors, Inc. ●	4,208
102	The Knot, Inc. ●	838
115	Tibco Software, Inc. ●	1,564
182	TiVo, Inc. ●	1,561
177	United Online, Inc.	1,118
100	VeriFone Systems, Inc. ●	2,187
80	Vistaprint N.V. ●	2,656
275	Websense, Inc. ●	5,108
54	Wright Express Corp. ●	1,890
		77,401
	Technology Hardware & Equipment - 9.4%
55	Arris Group, Inc. ●	514
47	Aruba Networks, Inc. ●	805
79	Benchmark Electronics, Inc. ●	1,319
132	Brocade Communications Systems, Inc. ●	652
422	Celestica, Inc. ●	3,756
88	DG Fastchannel, Inc. ●	3,347
73	Emulex Corp. ●	634
53	Fabrinet ●	538
357	Finisar Corp. ●	5,730
72	Imation Corp. ●	670
33	Interdigital, Inc. ●	909
85	Lexmark International, Inc. ADR ●	3,115
64	Multi-Fineline Electronix, Inc. ●	1,620
485	Netezza Corp. ●	7,515
38	Netgear, Inc. ●	910
89	Oplink Communications, Inc. ●	1,429
23	Osi Systems, Inc. ●	645
31	Park Electrochemical Corp.	856
51	Plantronics, Inc.	1,525
59	Plexus Corp. ●	1,725
253	Polycom, Inc. ●	7,497
295	QLogic Corp. ●	4,698
231	Riverbed Technology, Inc. ●	8,554
497	Sanmina-Sci Corp. ●	6,244
59	Xyratex Ltd. ●	765
		65,972
	Telecommunication Services - 1.1%
17	AboveNet, Inc. ●	926
24	Atlantic Tele-Network, Inc.	1,073
443	MetroPCS Communications, Inc. ●	3,967
62	Neutral Tandem, Inc. ●	664
23	NTELOS Holdings Corp.	431
17	Syniverse Holdings, Inc. ●	384
		7,445
	Transportation - 4.8%
91	Allegiant Travel Co.	4,018
112	Copa Holdings S.A. Class A	5,796
298	Hertz Global Holdings, Inc. ●	3,503
113	J.B. Hunt Transport Services, Inc.	4,027
15	Kirby Corp. ●	584
387	Localiza Rent a Car S.A.	5,337
35	Marten Transport Ltd. ●	802
166	Old Dominion Freight Line, Inc. ●	6,546
71	UAL Corp. ●	1,675
61	Werner Enterprises, Inc.	1,405
		33,693
	Utilities - 0.5%
42	Portland General Electric Co.	793
67	UniSource Energy Corp.	2,172
3

The Hartford Small Company Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.5% - (continued)
	Utilities - 0.5% - (continued)
33	Westar Energy, Inc.	$781
		3,746
	Total common stocks
	(cost $635,539)	$675,325

PREFERRED STOCKS - 0.1%
	Consumer Durables & Apparel - 0.1%
7	Callaway Golf Co., 7.50% ۞	$836

	Total preferred stocks
	(cost $827)	$836

EXCHANGE TRADED FUNDS - 2.5%
	Other Investment Pools and Funds - 2.5%
194	iShares Russell 2000 Growth Index Fund	$13,749
56	iShares Russell 2000 Index Fund	3,611
4	iShares Russell 2000 Value Index Fund	$219
	Total exchange traded funds
	(cost $17,648)	$17,579

	Total long-term investments
	(cost $654,014)	$693,740

SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 1.3%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $7,086,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $7,227)
$7,086	0.21%, 7/31/2010	$7,086
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $475, collateralized by FNMA
	2.91% - 4.50%, 2030 - 2040, value of $485)
476	0.21%, 7/31/2010	476
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $1,216,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $1,240)
1,216	0.21%, 7/31/2010	1,216
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$21, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $21)
20	0.19%, 7/31/2010	20
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $532, collateralized by FNMA
	3.50% - 4.00%, 2020 - 2040, value of $543)
532	0.21%, 7/31/2010	532
		9,330

	U.S. Treasury Bills - 0.0%
182	0.15%, 10/14/2010○		182

	Total short-term investments
	(cost $9,512)		$9,512

	Total investments
	(cost $663,526) ▲	99.4%	$703,252
	Other assets and liabilities	0.6%	4,116
	Total net assets	100.0%	$707,368

4

The Hartford Small Company Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.8% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $677,724 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$62,801
Unrealized Depreciation	(37,273)
Net Unrealized Appreciation	$25,528

●	Currently non-income producing.

۞	Convertible security.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Australian Dollar	Barclay Investment	Sell	$322	$309	10/05/2010	$(13)
Australian Dollar	Deutsche Bank Securities	Sell	2,340	2,162	10/05/2010	(178)
Australian Dollar	Deutsche Bank Securities	Buy	145	138	10/05/2010	7
Australian Dollar	Morgan Stanley	Buy	118	112	10/05/2010	6
Australian Dollar	Westpac International	Buy	297	271	10/05/2010	26
						$(152)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$675,325	$670,240	$5,085	$–
Exchange Traded Funds	17,579	17,579	–	–
Preferred Stocks	836	836	–	–
Short-Term Investments	9,512	–	9,512	–
Total	$703,252	$688,655	$14,597	$–
Forward Foreign Currency Contracts *	39	–	39	–
Total	$39	$–	$39	$–
Liabilities:
Forward Foreign Currency Contracts *	191	–	191	–
Total	$191	$–	$191	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford Small/Mid Cap Equity Fund (formerly The Hartford MidCap Growth Fund)
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9%
	Automobiles & Components - 2.3%
6	Autoliv, Inc. ●	$350
8	BorgWarner, Inc. ●	338
14	Dana Holding Corp. ●	168
7	Dorman Products, Inc. ●	162
7	Fuel Systems Solutions, Inc. ●	198
5	Hawk Corp. ●	152
4	Lear Corp. ●	348
14	TRW Automotive Holdings Corp. ●	477
		2,193
	Banks - 3.9%
4	Bank of Hawaii Corp.	209
5	BOK Financial Corp.	221
5	Commerce Bankshares, Inc.	209
4	Cullen/Frost Bankers, Inc.	199
12	East West Bancorp, Inc.	185
14	Essa Bancorp, Inc.	181
1	First Citizens Bancshares Class A	154
3	First Financial Bankshares, Inc.	138
12	First Horizon National Corp. ●	138
5	First Long Island Corp.	117
44	Huntington Bancshares, Inc.	264
2	Iberiabank Corp.	122
19	Marshall & Ilsley Corp.	130
2	Park National Corp.	134
5	Prosperity Bancshares, Inc.	173
7	Republic Bancorp, Inc.	185
5	SCBT Financial Corp.	164
9	Southside Bancshares, Inc.	174
3	SVB Financial Group ●	131
9	TCF Financial Corp.	147
13	TFS Financial Corp.	165
10	Zion Bancorp	222
		3,762
	Capital Goods - 8.5%
4	A.O. Smith Corp.	195
8	AAR Corp. ●	135
7	Aecom Technology Corp. ●	169
6	AGCO Corp. ●	198
7	Alamo Group, Inc.	170
2	Alliant Techsystems, Inc. ●	150
5	AMETEK, Inc.	220
20	Apogee Enterprises	229
7	Armstrong World Industries, Inc. ●	252
7	CNH Global N.V.	211
7	Crane Co.	252
6	Cubic Corp.	238
5	Curtis-Wright Corp.	144
8	DigitalGlobe, Inc. ●	224
12	Dynamic Materials Corp.	177
8	EMCOR Group, Inc. ●	206
3	Esterline Technologies Corp. ●	153
6	Fluor Corp.	268
5	GATX Corp.	144
8	GeoEye, Inc. ●	277
7	Harsco Corp.	150
5	Jacobs Engineering Group, Inc. ●	190
18	KBR, Inc.	392
7	L.B. Foster Co. Class A ●	229
3	L-3 Communications Holdings, Inc.	253
14	Manitowoc Co., Inc.	144
10	Miller Industries, Inc.	127
2	Nacco Industries, Inc. Class A	161
16	Owens Corning, Inc. ●	510
7	Pall Corp.	268
6	Powell Industries, Inc. ●	196
4	Shaw Group, Inc. ●	134
4	Snap-On, Inc.	170
14	Sterling Construction Co., Inc. ●	178
13	Thermadyne Holdings Corp. ●	178
6	Timken Co.	192
4	Toro Co.	211
3	TransDigm Group, Inc.	172
12	Tutor Perini Corp. ●	232
2	Valmont Industries, Inc.	136
		8,235
	Commercial & Professional Services - 4.2%
8	ABM Industries, Inc.	172
30	ACCO Brands Corp. ●	176
6	Administaff, Inc.	159
12	ATC Technology Corp. ●	285
7	Brink's Co.	143
24	CBIZ, Inc. ●	157
52	EnergySolutions, Inc.	262
6	Equifax, Inc. ●	172
5	IHS, Inc. ●	314
10	Kelly Services, Inc. ●	154
6	Manpower, Inc.	285
7	McGrath RentCorp	174
35	Metalico, Inc. ●	149
5	Republic Services, Inc.	169
11	Robert Half International, Inc.	267
8	School Specialty, Inc. ●	157
28	SFN Group, Inc. ●	213
14	Standard Parking Corp. ●	243
13	Team, Inc. ●	187
5	VSE Corp.	193
		4,031
	Consumer Durables & Apparel - 2.5%
7	American Greetings Corp. Class A	150
47	Beazer Homes USA, Inc. ●	200
5	Fossil, Inc. ●	214
4	Garmin Ltd.	123
9	Jones Apparel Group, Inc.	165
8	Lacrosse Footwear, Inc.	119
12	Leggett & Platt, Inc.	248
12	Newell Rubbermaid, Inc.	184
7	Oxford Industries, Inc.	161
8	Perry Ellis International ●	173
4	Polaris Industries, Inc.	242
65	Quiksilver, Inc. ●	293
9	Sturm Ruger & Co., Inc.	122
		2,394
	Consumer Services - 3.2%
4	Apollo Group, Inc. Class A ●	198
7	Cheesecake Factory, Inc. ●	169
2	Chipotle Mexican Grill, Inc. ●	266
4	Cracker Barrel Old Country Store, Inc.	213
3	Darden Restaurants, Inc.	134
6	DeVry, Inc.	317
18	Domino's Pizza, Inc. ●	231

1

The Hartford Small/Mid Cap Equity Fund (formerly The Hartford MidCap Growth Fund)
Schedule of Investments — (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9% - (continued)
	Consumer Services - 3.2% - (continued)
11	International Game Technology	$166
3	ITT Educational Services, Inc. ●	210
18	McCormick & Schmick's Seafood ●	145
3	P.F. Chang's China Bistro, Inc.	124
2	Panera Bread Co. Class A ●	156
5	Papa John's International, Inc. ●	136
10	Regis Corp.	151
13	Ruby Tuesday, Inc. ●	137
33	Ruth's Hospitality Group, Inc. ●	132
1	Strayer Education, Inc.	216
		3,101
	Diversified Financials - 3.4%
15	Apollo Investment Corp.	151
8	Arlington Asset Investment Corp.	156
32	BGC Partners, Inc.	171
13	Blackrock Kelso Capital Corp.	136
5	Cash America International, Inc.	158
9	Eaton Vance Corp.	264
6	Evercore Partners, Inc.	151
8	Ezcorp, Inc. ●	159
8	First Cash Financial Services, Inc. ●	196
2	Greenhill & Co., Inc.	136
6	Jefferies Group, Inc.	158
29	JMP Group, Inc.	202
15	MarketAxess Holdings, Inc.	207
7	PHH Corp. ●	129
16	Prospect Capital Corp.	153
8	Raymond James Financial, Inc.	224
10	SEI Investments Co.	182
20	TICC Capital Corp.	174
22	TradeStation Group, Inc. ●	138
6	Waddell and Reed Financial, Inc. Class A	143
		3,388
	Energy - 7.1%
13	Alpha Natural Resources, Inc. ●	499
15	Arch Coal, Inc.	358
6	Atwood Oceanics, Inc. ●	171
29	Cal Dive International, Inc. ●	172
37	Callon Petroleum Corp. ●	216
6	Cameron International Corp. ●	230
2	Cimarex Energy Co.	126
13	Cloud Peak Energy, Inc. ●	207
4	Concho Resources, Inc. ●	210
4	Core Laboratories N.V.	342
4	Diamond Offshore Drilling, Inc.	262
4	Dresser-Rand Group, Inc. ●	164
12	El Paso Corp.	142
5	Exterran Holdings, Inc. ●	136
3	FMC Technologies, Inc. ●	203
16	Green Plains Renewable Energy ●	147
4	Helmerich & Payne, Inc.	161
36	International Coal Group, Inc. ●	161
5	Massey Energy Co.	156
4	Murphy Oil Corp.	208
7	Nabors Industries Ltd. ●	136
7	Natural Gas Services Group ●	124
4	Noble Energy, Inc.	235
5	Oceaneering International, Inc. ●	246
4	Oil States International, Inc. ●	188
5	Peabody Energy Corp.	244
6	Southern Union Co.	138
11	Spectra Energy Corp.	220
15	TETRA Technologies, Inc. ●	161
27	Vaalco Energy, Inc. ●	164
17	W&T Offshore, Inc.	159
4	Whiting Petroleum Corp. ●	331
7	World Fuel Services Corp.	176
		6,793
	Food & Staples Retailing - 0.6%
4	BJ's Wholesale Club, Inc. ●	191
11	Safeway, Inc.	228
16	Supervalu, Inc.	185
		604
	Food, Beverage & Tobacco - 1.9%
52	Alliance One International, Inc. ●	197
33	Darling International, Inc. ●	270
13	Del Monte Foods Co.	180
2	Lancaster Colony Corp.	129
2	Lorillard, Inc.	175
2	Ralcorp Holdings, Inc. ●	140
14	Sara Lee Corp.	209
7	Seneca Foods Corp. ●	222
4	Universal Corp.	169
8	Vector Group Ltd.	149
		1,840
	Health Care Equipment & Services - 5.6%
14	Align Technology, Inc. ●	238
5	Almost Family, Inc. ●	132
4	Amedisys, Inc. ●	99
15	America Service Group, Inc.	262
6	Beckman Coulter, Inc.	261
5	Catalyst Health Solutions ●	176
7	Centene Corp. ●	149
6	Community Health Systems, Inc. ●	195
3	DaVita, Inc. ●	184
3	Emergency Medical Services ●	125
7	Gentiva Health Services, Inc. ●	137
8	Health Net, Inc. ●	181
29	Hologic, Inc. ●	404
3	Humana, Inc. ●	136
8	Immucor, Inc. ●	145
7	Invacare Corp.	170
4	LifePoint Hospitals, Inc. ●	133
4	Molina Healthcare, Inc. ●	127
3	National Healthcare Corp.	122
6	NuVasive, Inc. ●	186
7	Omnicare, Inc.	167
5	Owens & Minor, Inc.	122
8	Patterson Cos., Inc.	200
10	PharMerica Corp. ●	128
8	PSS World Medical, Inc. ●	147
4	Resmed, Inc. ●	253
20	Sun Healthcare Group, Inc. ●	166
4	Thoratec Corp. ●	154
4	Universal Health Services, Inc. Class B	147
7	Volcano Corp. ●	146
7	Wright Medical Group, Inc. ●	115
		5,307
	Household & Personal Products - 1.0%
3	Church & Dwight Co., Inc.	219

2

The Hartford Small/Mid Cap Equity Fund (formerly The Hartford MidCap Growth Fund)
Schedule of Investments — (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9% - (continued)
	Household & Personal Products - 1.0% - (continued)
3	Energizer Holdings, Inc. ●	$176
3	Herbalife Ltd.	159
5	NBTY, Inc. ●	264
5	Spectrum Brands Holdings, Inc. ●	147
		965
	Insurance - 4.2%
4	Allied World Assurance Holdings Ltd.	189
9	American Financial Group, Inc.	252
2	American National Insurance Co.	146
6	American Physicians Service Group	169
4	Arch Capital Group Ltd. ●	321
7	Aspen Insurance Holdings Ltd.	178
12	Axis Capital Holdings Ltd.	387
3	Endurance Specialty Holdings Ltd.	130
11	First American Financial	167
14	First Mercury Financial Corp.	159
17	Flagstone Reinsurance Holdings	183
13	Hallmark Financial Services, Inc. ●	131
6	HCC Insurance Holdings, Inc.	162
14	Meadowbrook Insurance Group, Inc.	128
2	PartnerRe Ltd.	160
6	Primerica, Inc. ●	142
8	Reinsurance Group of America, Inc.	394
8	Selective Insurance Group	130
4	Transatlantic Holdings, Inc.	201
6	United Fire & Casualty	130
7	Validus Holdings Ltd.	175
		4,034
	Materials - 7.3%
7	A. Schulman, Inc.	133
6	AEP Industries, Inc. ●	160
5	Airgas, Inc.	294
6	Albemarle Corp.	257
18	American Vanguard	156
3	AptarGroup, Inc.	146
5	Ashland, Inc.	244
8	Ball Corp.	469
44	Boise, Inc. ●	265
4	Carpenter Technology Corp.	126
5	Clearwater Paper Corp. ●	288
9	Commercial Metals Co.	132
18	Crown Holdings, Inc. ●	495
4	Cytec Industries, Inc.	220
4	Haynes International, Inc.	124
6	International Flavors & Fragrances, Inc.	281
7	International Paper Co.	162
7	Koppers Holdings, Inc.	178
16	Metals USA Holdings Corp. ●	193
3	Minerals Technologies, Inc.	161
8	Olympic Steel, Inc.	196
2	PPG Industries, Inc.	146
6	Reliance Steel & Aluminum	232
3	Schnitzer Steel Industries, Inc.	147
8	Sealed Air Corp.	181
5	Sensient Technologies Corp.	143
2	Sherwin-Williams Co.	125
3	Sigma-Aldrich Corp.	187
8	Sonoco Products Co.	269
7	Titanium Metals Corp. ●	155
8	Walter Energy, Inc.	542
9	Worthington Industries, Inc.	128
		6,935
	Media - 1.6%
6	Arbitron, Inc.	165
20	E.W. Scripps Co. ●	155
22	Gannett Co., Inc.	294
40	Interpublic Group of Cos., Inc. ●	366
7	McGraw-Hill Cos., Inc.	210
5	Scholastic Corp.	125
8	Valassis Communications, Inc. ●	259
		1,574
	Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
10	Alexion Pharmaceuticals, Inc. ●	518
32	Caliper Life Sciences, Inc. ●	125
52	Cambrex Corp. ●	185
6	Cephalon, Inc. ●	329
8	Cepheid, Inc. ●	136
6	Charles River Laboratories International, Inc. ●	190
4	Covance, Inc. ●	154
7	Cubist Pharmaceuticals, Inc. ●	153
8	Endo Pharmaceuticals Holdings, Inc. ●	194
6	Forest Laboratories, Inc. ●	169
6	Human Genome Sciences, Inc. ●	163
15	Incyte Corp. ●	197
25	King Pharmaceuticals, Inc. ●	216
6	Life Technologies Corp. ●	266
6	Medicis Pharmaceutical Corp. Class A	157
10	Mylan, Inc. ●	169
12	Myriad Genetics, Inc. ●	175
6	Onyx Pharmaceuticals, Inc. ●	151
9	PerkinElmer, Inc.	175
4	Valeant Pharmaceuticals International ●	197
13	ViroPharma, Inc. ●	170
7	Warner Chilcott plc ●	184
4	Watson Pharmaceuticals, Inc. ●	142
		4,515
	Real Estate - 6.1%
6	Agree Realty Corp.	145
2	Alexandria Real Estate Equities, Inc.	157
8	AMB Property Corp.	190
20	Anworth Mortgage Asset Corp.	138
4	BRE Properties	145
3	Camden Property Trust	141
14	CB Richard Ellis Group, Inc. Class A ●	237
7	CommonWealth REIT	189
6	Digital Realty Trust, Inc.	379
17	Douglas Emmett, Inc.	266
3	Equity Lifestyle Properties, Inc.	158
1	Essex Property Trust, Inc.	142
3	Federal Realty Investment Trust	235
10	Forest City Enterprises, Inc. Class A ●	131
26	Glimcher Realty Trust	174
9	Government Properties Income Trust	257
8	Health Care, Inc.	365
18	Investors Real Estate Trust	151
9	Macerich Co.	359
17	MFA Mortgage Investments, Inc.	127
19	Monmouth Real Estate Investment Corp. Class
	A	150

3

The Hartford Small/Mid Cap Equity Fund (formerly The Hartford MidCap Growth Fund)
Schedule of Investments — (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9% - (continued)
	Real Estate - 6.1% - (continued)
6	Nationwide Health Properties, Inc.	$228
8	Omega Healthcare Investors	173
3	PS Business Parks, Inc.	155
11	Rayonier, Inc.	552
8	Redwood Trust, Inc.	127
4	SL Green Realty Corp.	236
6	Sun Communities, Inc.	179
		5,886
	Retailing - 4.5%
3	Advance Automotive Parts, Inc.	134
6	Aeropostale, Inc. ●	175
12	American Eagle Outfitters, Inc.	149
4	Bed Bath & Beyond, Inc. ●	154
5	Big Lots, Inc. ●	165
14	CarMax, Inc. ●	285
10	Cato Corp.	243
5	Core-Mark Holding Co., Inc. ●	162
8	Dress Barn, Inc. ●	188
6	DSW, Inc. ●	154
8	Expedia, Inc.	184
5	Family Dollar Stores, Inc.	186
12	GameStop Corp. Class A ●	243
4	Gymboree Corp. ●	165
7	Limited Brands, Inc.	179
7	Macy's, Inc.	125
11	PetSmart, Inc.	344
5	Ross Stores, Inc.	242
14	Stage Stores, Inc.	156
11	The Finish Line, Inc.	150
5	Tiffany & Co.	197
32	Wet Seal, Inc. Class A ●	110
6	Williams-Sonoma, Inc.	168
		4,258
	Semiconductors & Semiconductor Equipment - 2.8%
17	Advanced Micro Devices, Inc. ●	126
5	Altera Corp.	141
5	Analog Devices, Inc.	143
38	Atmel Corp. ●	200
11	ATMI, Inc. ●	164
29	AXT, Inc. ●	172
31	GT Solar International, Inc. ●	198
36	Lattice Semiconductor Corp. ●	200
5	Linear Technology Corp.	157
33	LSI Corp. ●	133
13	Micrel, Inc.	124
14	Micron Technology, Inc. ●	102
42	Photronics, Inc. ●	190
42	PLX Technology, Inc. ●	160
20	PMC - Sierra, Inc. ●	165
43	RF Micro Devices, Inc. ●	181
8	Skyworks Solutions, Inc. ●	140
		2,696
	Software & Services - 6.8%
5	Amdocs Ltd. ●	144
5	Ansys, Inc. ●	214
7	Blackbaud, Inc.	159
29	Cadence Design Systems, Inc. ●	199
62	CIBER, Inc. ●	208
7	Commvault Systems, Inc. ●	122
11	CSG Systems International, Inc. ●	209
22	Deltek, Inc. ●	165
11	EPIQ Systems, Inc.	146
2	Factset Research Systems, Inc.	158
8	Global Payments, Inc.	296
4	Hewitt Associates, Inc. ●	187
31	Internap Network Services Corp. ●	144
6	Intuit, Inc. ●	254
7	j2 Global Communications, Inc. ●	157
6	Jack Henry & Associates, Inc.	151
23	Local.com Corp. ●	142
5	Logmein, Inc. ●	152
52	Magma Design Automation, Inc. ●	170
7	Manhattan Associates, Inc. ●	189
3	MAXIMUS, Inc.	155
6	McAfee, Inc. ●	208
6	Micros Systems ●	203
22	ModusLink Global Solutions, Inc. ●	147
9	Neustar, Inc. ●	211
8	Nuance Communications, Inc. ●	139
22	Online Resources Corp. ●	91
9	Quest Software, Inc. ●	190
8	Red Hat, Inc. ●	261
28	Saba Software, Inc. ●	138
5	Taleo Corp. Class A ●	130
18	Total System Services, Inc.	262
13	Travelzoo, Inc. ●	196
32	United Online, Inc.	205
7	VeriSign, Inc. ●	197
8	Websense, Inc. ●	145
73	Zix Corp. ●	165
		6,609
	Technology Hardware & Equipment - 3.8%
5	Amphenol Corp. Class A	220
14	Arris Group, Inc. ●	131
6	Avnet, Inc. ●	146
10	AVX Corp.	146
6	Black Box Corp.	171
7	Blue Coat Systems, Inc. ●	151
32	Brocade Communications Systems, Inc. ●	157
4	Coherent, Inc. ●	151
10	Echostar Corp. ●	188
10	Electro Rent Corp.	137
63	Extreme Networks, Inc. ●	181
15	FLIR Systems, Inc. ●	449
4	Lexmark International, Inc. ADR ●	155
10	Molex, Inc.	189
10	QLogic Corp. ●	151
6	Riverbed Technology, Inc. ●	235
5	Stratasys, Inc. ●	120
68	Technitrol, Inc.	271
19	Tellabs, Inc.	131
4	Western Digital Corp. ●	110
		3,590
	Telecommunication Services - 1.9%
4	AboveNet, Inc. ●	199
51	Cincinnati Bell, Inc. ●	151
6	Crown Castle International Corp. ●	241
18	Premiere Global Services, Inc. ●	112
39	Qwest Communications International, Inc.	220
13	SBA Communications Corp. ●	481

4

The Hartford Small/Mid Cap Equity Fund (formerly The Hartford MidCap Growth Fund)
Schedule of Investments — (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.9% - (continued)
	Telecommunication Services - 1.9% - (continued)
15	USA Mobility, Inc.		$217
14	Windstream Corp.		154
			1,775
	Transportation - 2.8%
6	Alexander & Baldwin, Inc.		214
3	C.H. Robinson Worldwide, Inc.		197
9	Celadon Group, Inc. ●		148
14	Dynamex, Inc. ●		188
5	Forward Air Corp.		133
11	Heartland Express, Inc.		172
4	Hub Group, Inc. ●		121
12	J.B. Hunt Transport Services, Inc.		426
5	Kansas City Southern ●		173
6	Knight Transportation, Inc.		126
5	Landstar System, Inc.		211
9	Park-Ohio Holdings Corp. ●		125
25	Pinnacle Airlines Corp. ●		137
4	Ryder System, Inc.		174
12	UTI Worldwide, Inc.		173
			2,718
	Utilities - 7.2%
45	AES Corp. ●		459
5	AGL Resources, Inc.		190
8	Alliant Energy Corp.		270
6	American Water Works Co., Inc.		135
6	Atmos Energy Corp.		163
29	CenterPoint Energy, Inc.		413
22	CMS Energy Corp.		347
8	DPL, Inc.		200
4	Edison International		126
7	El Paso Electric Co. ●		156
6	Energen Corp.		256
7	FirstEnergy Corp.		249
3	Integrys Energy Group, Inc.		156
2	ITC Holdings Corp.		126
4	Laclede Group, Inc.		152
20	MDU Resources Group, Inc.		394
11	N.V. Energy, Inc.		136
7	National Fuel Gas Co.		348
8	Northeast Utilities		225
9	NRG Energy, Inc. ●		213
6	Nstar Co.		223
4	OGE Energy Corp.		143
10	Oneok, Inc.		457
13	Pepco Holdings, Inc.		219
7	Pinnacle West Capital Corp.		279
9	PPL Corp.		232
7	SCANA Corp.		260
9	TECO Energy, Inc.		145
6	Vectren Corp.		140
4	WGL Holdings, Inc.		159
			6,971

	Total common stocks
	(cost $93,299)		$94,174

	Total long-term investments
	(cost $93,299)		$94,174
SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 1.5%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $463, collateralized by U.S.
	Treasury Bond 4.50% - 6.25%, 2030 - 2036,
	value of $479)
$463	0.19%, 7/31/2010		$463
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $417,
	collateralized by U.S. Treasury Bond
	8.00%, 2021, U.S. Treasury Note 0.75%,
	2011, value of $425)
417	0.19%, 7/31/2010		417
	RBS Greenwich Capital Markets TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $199,
	collateralized by U.S. Treasury Bill 2.38%,
	2010, value of $203)
199	0.20%, 7/31/2010		199
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $385, collateralized by U.S.
	Treasury Bill 0.17% - 0.32%, 2010 - 2011,
	value of $393)
385	0.19%, 7/31/2010		385
			1,464
	U.S. Treasury Bills - 0.3%
300	0.15%, 10/14/2010□○		300

	Total short-term investments
	(cost $1,764)		$1,764

	Total investments
	(cost $95,063) ▲	99.7%	$95,938
	Other assets and liabilities	0.3%	301
	Total net assets	100.0%	$96,239

5

The Hartford Small/Mid Cap Equity Fund (formerly The Hartford MidCap Growth Fund)
Schedule of Investments — (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.5% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York  Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $96,260 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,581
Unrealized Depreciation	(4,903)
Net Unrealized Depreciation	$(322)

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at July 31, 2010.

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Month	Market Value ╪	Amount	(Depreciation)
Russell 2000 Mini	9	Long	Sep 2010	$585 $	574	$11
S&P Mid 400 Mini	13	Long	Sep 2010	986	956	30
						$41

*	The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$94,174	$94,174	$–	$–
Short-Term Investments	1,764	–	1,764	–
Total	$95,938	$94,174	$1,764	$–
Futures *	41	41	–	–
Total	$41	$41	$–	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

The Hartford Strategic Income Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 8.0%
	Finance and Insurance - 8.0%
	Ally Automotive Receivables Trust
$200	3.00%, 10/15/2015 ■	$208
	Bank of America Automotive Trust
700	3.03%, 10/15/2016 ■	729
	Bank of America Credit Card Trust
500	5.17%, 06/15/2019	574
	Bayview Financial Acquisition Trust
250	8.05%, 08/28/2047	48
	Bear Stearns Commercial Mortgage
	Securities, Inc.
905	5.81%, 06/12/2043	959
	CBA Commercial Small Balance Commercial
	Mortgage
3,913	6.00%, 07/25/2039 ⌂►	352
	Citigroup Commercial Mortgage Trust
870	5.70%, 12/10/2049 Δ	828
	Citigroup Commercial Mortgage Trust Class
	A4
1,000	6.09%, 12/10/2049 Δ	1,046
	Citigroup Commercial Mortgage Trust Class
	AM
305	6.09%, 12/10/2049 Δ	267
	Citigroup/Deutsche Bank Commercial
	Mortgage Trust
1,140	5.32%, 12/11/2049	1,138
600	5.36%, 01/15/2046 Δ	629
340	5.62%, 10/15/2048	359
755	5.89%, 11/15/2044	795
	Commercial Mortgage Pass-Through
	Certificates
290	4.72%, 03/10/2039	303
640	5.82%, 12/10/2049 Δ	679
	Credit Suisse Mortgage Capital Certificates
888	5.31%, 12/15/2039	899
465	5.34%, 12/15/2039	385
	Credit-Based Asset Servicing and
	Securitization
76	0.60%, 05/25/2036 ■Δ	42
	Crest Clarendon Street
454	1.02%, 12/28/2017 ■Δ	424
	GMAC Mortgage Corp. Loan Trust
472	6.05%, 12/25/2037 Δ	256
	Goldman Sachs Mortgage Securities Corp. II
655	5.56%, 11/10/2039	682
	Greenwich Capital Commercial Funding Corp.
622	0.00%, 11/05/2021 ⌂●Δ	–
1,080	4.80%, 08/10/2042	1,137
910	5.44%, 03/10/2039 Δ	934
1,450	5.89%, 07/10/2038 Δ	1,565
	IMPAC Commercial Mortgage Backed Trust
262	1.83%, 02/25/2036 Δ	104
	JP Morgan Chase Commercial Mortgage
	Securities Corp.
1,740	0.84%, 02/15/2019 ■Δ	1,536
354	4.72%, 01/15/2038	370
690	5.04%, 03/15/2046 Δ	741
280	5.32%, 12/15/2044 Δ	240
760	5.34%, 05/15/2047	780
280	5.40%, 05/15/2045	298
406	5.42%, 01/15/2049	407
915	5.43%, 12/12/2043	955
455	5.46%, 12/12/2043	403
438	5.75%, 02/12/2049 Δ	361
296	5.86%, 06/12/2043 Δ	261
	LB-UBS Commercial Mortgage Trust
280	5.42%, 02/15/2040 Δ	288
500	5.43%, 02/15/2040	506
	Lehman Brothers Small Balance Commercial
357	5.91%, 06/25/2037 ■	305
	MBNA Credit Card Master Note Trust
300	6.80%, 07/15/2014	321
	Merrill Lynch Mortgage Trust
210	5.11%, 07/12/2038 Δ	198
300	5.83%, 06/12/2050 Δ	309
	Merrill Lynch/Countrywide Commercial
	Mortgage Trust
535	5.20%, 12/12/2049	465
100	5.24%, 12/12/2049	67
845	5.38%, 08/12/2048	800
465	5.49%, 03/12/2051 Δ	454
	Morgan Stanley Capital I
960	4.70%, 07/15/2056	1,009
270	5.33%, 12/15/2043	280
	Morgan Stanley Reremic Trust
940	5.81%, 08/12/2045 ■Δ	802
	Renaissance Home Equity Loan Trust
616	5.58%, 11/25/2036 Δ	480
	Residential Funding Mortgage Securities, Inc.
1,547	6.00%, 07/25/2037 ⌂	1,327
	Sovereign Commercial Mortgage Securities
979	5.79%, 07/22/2030 ■Δ	1,023
	Wachovia Bank Commercial Mortgage Trust
965	5.34%, 12/15/2043 - 11/15/2048	890
	Wells Fargo Alternative Loan Trust
532	6.25%, 11/25/2037 ⌂	436
		31,654

	Total asset & commercial mortgage backed
	securities
	(cost $30,396)	$31,654

CORPORATE BONDS: INVESTMENT GRADE - 21.7%
	Administrative Waste Management and Remediation - 0.1%
	Allied Waste North America, Inc.
$500	7.13%, 05/15/2016	$540

	Arts, Entertainment and Recreation - 0.9%
	DirecTV Holdings LLC
1,340	7.63%, 05/15/2016	1,488
	Grupo Televisa S.A.
708	6.63%, 01/15/2040	763

1

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 21.7% - (continued)
	Arts, Entertainment and Recreation - 0.9% - (continued)
	NBC Universal, Inc.
$1,135	5.15%, 04/30/2020 ■	$1,206
		3,457
	Beverage and Tobacco Product Manufacturing - 0.5%
	Altria Group, Inc.
671	10.20%, 02/06/2039	948
	Anheuser-Busch Cos., Inc.
280	8.20%, 01/15/2039 ■	382
	Anheuser-Busch InBev N.V.
605	7.75%, 01/15/2019 ■	753
		2,083
	Chemical Manufacturing - 0.8%
	Dow Chemical Co.
1,645	8.55%, 05/15/2019	2,054
	Yara International ASA
970	7.88%, 06/11/2019 ■	1,167
		3,221
	Computer and Electronic Product Manufacturing - 0.2%
	Seagate Technology International
605	10.00%, 05/01/2014 ■	708

	Construction - 0.4%
	CRH America, Inc.
1,340	8.13%, 07/15/2018	1,603

	Finance and Insurance - 5.1%
	Bank of America Corp.
450	7.38%, 05/15/2014	516
	BankBoston Capital Trust
2,800	1.29%, 06/15/2027 Δ	1,892
	Citigroup, Inc.
495	8.13%, 07/15/2039	602
711	8.50%, 05/22/2019	864
	Comerica Capital Trust II
1,150	6.58%, 02/20/2037 Δ	1,058
	Corpoacion Andina De Fomento
265	8.13%, 06/04/2019	329
	Guardian Life Insurance Co.
1,116	7.38%, 09/30/2039 ■	1,279
	JP Morgan Chase Capital II
230	0.84%, 02/01/2027 Δ	175
	JP Morgan Chase Capital XXV
363	6.80%, 10/01/2037	369
	Manufacturers & Traders Trust Co.
1,151	5.59%, 12/28/2020	1,096
	Massachusetts Mutual Life Insurance Co.
277	8.88%, 06/01/2039 ■	365
	MBNA America Bank N.A.
495	7.13%, 11/15/2012	541
	Morgan Stanley
1,000	6.25%, 08/28/2017	1,066
1,450	7.30%, 05/13/2019	1,637
	Myriad International Holdings B.V.
600	6.38%, 07/28/2017 ■	617
	Nationwide Mutual Insurance Co.
980	9.38%, 08/15/2039 ■	1,115
	New York Life Insurance Co.
1,417	6.75%, 11/15/2039 ■	1,679
	Ohio National Financial Services, Inc.
1,083	6.38%, 04/30/2020 ■	1,143
	PNC Preferred Funding Trust II
900	6.11%, 03/15/2012 ■♠Δ	650
	Rabobank Netherlands
834	11.00%, 06/30/2019 ■♠	1,053
	Transcapitalinvest Ltd.
1,720	5.67%, 03/05/2014 §	1,821
	UBS AG Stamford CT
430	4.88%, 08/04/2020	433
		20,300
	Food Manufacturing - 0.2%
	Wrigley Jr., William Co.
765	3.70%, 06/30/2014 ■	784

	Foreign Governments - 2.7%
	Banco Nacional De Desenvolvimento
700	5.50%, 07/12/2020 ■	730
	Brazil (Republic of)
200	4.88%, 01/22/2021	207
896	8.00%, 01/15/2018	1,063
	Panama (Republic of)
1,890	7.13%, 01/29/2026	2,301
	Peru (Republic of)
1,920	6.55%, 03/14/2037	2,227
	South Africa (Republic of)
1,630	5.88%, 05/30/2022	1,797
200	6.88%, 05/27/2019	236
	United Mexican States
1,846	5.95%, 03/19/2019	2,084
		10,645
	Health Care and Social Assistance - 0.6%
	Covidien International Finance S.A.
355	4.20%, 06/15/2020	369
	CVS Corp.
1,318	8.35%, 07/10/2031 ■	1,590
	Pfizer, Inc.
460	7.20%, 03/15/2039	617
		2,576
	Information - 2.1%
	America Movil S.A. de C.V.
1,600	6.13%, 03/30/2040 ■	1,728
	Cellco Partnership - Verizon Wireless Capital
587	8.50%, 11/15/2018	776
	Cingular Wireless Services, Inc.
590	8.75%, 03/01/2031	824
	Rogers Cable, Inc.
390	8.75%, 05/01/2032	504
	Rogers Communications, Inc.
1,273	7.50%, 03/15/2015	1,539
	Telecom Italia Capital
346	7.18%, 06/18/2019	391
514	7.72%, 06/04/2038	573
	Telefonica Emisiones SAU
860	5.13%, 04/27/2020	904
	Time Warner Cable, Inc.
900	8.25%, 04/01/2019	1,130
		8,369

2

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 21.7% - (continued)
	Management of Companies and Enterprises - 0.2%
	Votorantim Participacoes
$700	6.75%, 04/05/2021 ■	$716

	Mining - 2.6%
	Anglo American Capital plc
967	9.38%, 04/08/2014 - 04/08/2019 ■	1,190
	Anglogold Holdings plc
710	5.38%, 04/15/2020	737
165	6.50%, 04/15/2040	172
	Barrick Gold Corp.
570	6.95%, 04/01/2019	701
	Cliff's Natural Resources, Inc.
455	5.90%, 03/15/2020	493
	Rio Tinto Finance USA Ltd.
1,150	5.88%, 07/15/2013	1,278
320	9.00%, 05/01/2019	428
	Southern Copper Corp.
380	5.38%, 04/16/2020	391
1,325	6.75%, 04/16/2040	1,392
	Teck Resources Ltd.
2,790	10.75%, 05/15/2019	3,484
		10,266
	Miscellaneous Manufacturing - 0.5%
	Meccanica Holdings USA, Inc.
594	6.25%, 01/15/2040 ■	554
	Tyco International Ltd.
957	8.50%, 01/15/2019	1,251
		1,805
	Petroleum and Coal Products Manufacturing - 2.7%
	Gazprom International S.A.
575	7.20%, 02/01/2020 §	609
	Motiva Enterprises LLC
545	6.85%, 01/15/2040 ■	646
	Nabors Industries, Inc.
634	9.25%, 01/15/2019	806
	Petrobras International Finance Co.
1,385	6.88%, 01/20/2040	1,505
	Rowan Cos., Inc.
813	7.88%, 08/01/2019	907
	Sempra Energy
523	9.80%, 02/15/2019	708
	TNK-BP Finance S.A.
1,700	7.50%, 07/18/2016 ■	1,828
	Transocean, Inc.
2,180	1.50%, 12/15/2037 ۞	1,894
	Valero Energy Corp.
1,320	6.63%, 06/15/2037	1,388
441	9.38%, 03/15/2019	560
		10,851
	Pipeline Transportation - 0.4%
	Enterprise Products Operating L.P.
590	5.20%, 09/01/2020	632
	TransCanada Pipelines Ltd.
664	7.25%, 08/15/2038	828
		1,460
	Primary Metal Manufacturing - 0.8%
	Alcoa, Inc.
1,052	5.95%, 02/01/2037	951
665	6.15%, 08/15/2020 ☼	674
	ArcelorMittal
415	7.00%, 10/15/2039	446
860	9.00%, 02/15/2015	1,036
		3,107
	Real Estate and Rental and Leasing - 0.1%
	COX Communications, Inc.
325	8.38%, 03/01/2039 ■	435

	Retail Trade - 0.4%
	Ahold Lease USA, Inc.
1,321	8.62%, 01/02/2025	1,520

	Utilities - 0.4%
	Colbun S.A.
200	6.00%, 01/21/2020 ■	209
	Electricite de France
300	6.95%, 01/26/2039 ■	383
	Pacific Gas & Electric Energy Recovery
	Funding LLC
629	8.25%, 10/15/2018	816
		1,408
	Total corporate bonds: investment grade
	(cost $75,246)	$85,854

CORPORATE BONDS: NON-INVESTMENT GRADE - 42.3%
	Accommodation and Food Services - 1.4%
	Harrah's Operating Co., Inc.
$1,235	11.25%, 06/01/2017	$1,334
	MGM Mirage, Inc.
135	10.38%, 05/15/2014	149
2,410	11.13%, 11/15/2017	2,735
775	11.38%, 03/01/2018 ■	732
	Wynn Las Vegas LLC
610	7.75%, 08/15/2020 ■	619
		5,569
	Administrative Waste Management and Remediation - 0.5%
	Iron Mountain, Inc.
685	8.00%, 06/15/2020	719
	West Corp.
1,130	9.50%, 10/15/2014	1,156
		1,875
	Agriculture, Forestry, Fishing and Hunting - 1.3%
	American Seafood Group LLC
1,520	10.75%, 05/15/2016 ■	1,552
625	15.00%, 05/15/2017 ■	544
	SPX Corp.
1,150	7.63%, 12/15/2014	1,204
	Tyson Foods, Inc.
1,660	10.50%, 03/01/2014	1,984
		5,284

3

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 42.3% -
(continued)
	Air Transportation - 0.1%
	Continental Airlines, Inc.
$308	7.03%, 06/15/2011	$303

	Apparel Manufacturing - 0.2%
	Quiksilver, Inc.
855	6.88%, 04/15/2015	804

	Arts, Entertainment and Recreation - 3.2%
	AMC Entertainment, Inc.
725	11.00%, 02/01/2016	776
	Cenveo, Inc.
300	10.50%, 08/15/2016 ■	303
	Fidelity National Information Services, Inc.
115	7.63%, 07/15/2017 ■	119
110	7.88%, 07/15/2020 ■	115
	FireKeepers Development Authority
1,000	13.88%, 05/01/2015 ■	1,170
	Knight Ridder, Inc.
1,600	5.75%, 09/01/2017	1,092
1,260	6.88%, 03/15/2029	725
	Marquee Holdings, Inc.
1,335	9.51%, 08/15/2014	1,098
	McClatchy Co.
770	11.50%, 02/15/2017 ■	812
	Pinnacle Entertainment
205	8.63%, 08/01/2017	214
	Sinclair Broadcasting Group, Inc.
1,100	6.00%, 09/15/2012 ۞	1,016
	Sirius Satellite Radio, Inc.
2,000	7.00%, 12/01/2014 ۞■	1,963
	TL Acquisitions, Inc.
2,495	10.50%, 01/15/2015 ■	2,414
	Virgin Media Finance plc
920	9.50%, 08/15/2016	1,035
		12,852
	Beverage and Tobacco Product Manufacturing - 0.4%
	Constellation Brands, Inc.
1,345	8.38%, 12/15/2014	1,453

	Chemical Manufacturing - 1.2%
	Ashland, Inc.
690	9.13%, 06/01/2017	784
	Eastman Kodak Co.
1,825	9.75%, 03/01/2018 ■	1,821
	Lyondell Chemical Co.
2,058	11.00%, 05/01/2018	2,215
		4,820
	Computer and Electronic Product Manufacturing - 1.3%
	Advanced Micro Devices, Inc.
1,450	8.13%, 12/15/2017	1,522
	Magnachip Semiconductor
2,275	10.50%, 04/15/2018 ■	2,366
	Sorenson Communications
380	10.50%, 02/01/2015 ■	192
	Stratus Technologies, Inc.
1,250	12.00%, 03/29/2015 ■	1,091
		5,171
	Construction - 0.1%
	KB Home & Broad Home Corp.
450	6.38%, 08/15/2011	457

	Educational Services - 0.3%
	Viant Holdings, Inc.
913	10.13%, 07/15/2017 ■	1,091

	Finance and Insurance - 4.4%
	American General Finance Corp.
3,500	6.90%, 12/15/2017	2,984
	CIT Group, Inc.
4,800	7.00%, 05/01/2017	4,524
	Discover Financial Services, Inc.
910	10.25%, 07/15/2019	1,132
	Ford Motor Credit Co.
1,610	6.63%, 08/15/2017	1,598
665	12.00%, 05/15/2015	791
	GMAC LLC
925	7.00%, 02/01/2012	946
	GMAC, Inc.
360	6.88%, 09/15/2011	367
	Hub International Holdings, Inc.
1,175	9.00%, 12/15/2014 ■	1,140
	Liberty Mutual Group, Inc.
2,240	10.75%, 06/15/2058 ■	2,453
	SLM Corp.
1,380	8.00%, 03/25/2020	1,225
	Vantage Drilling Co.
325	11.50%, 08/01/2015 ■	323
		17,483
	Food Manufacturing - 0.4%
	Smithfield Foods, Inc.
1,290	10.00%, 07/15/2014 ■	1,441

	Food Services - 0.2%
	Aramark Corp.
940	5.00%, 06/01/2012	928
	Foreign Governments - 1.4%
	Argentina (Republic of)
1,570	7.00%, 10/03/2015	1,337
	Colombia (Republic of)
725	7.38%, 03/18/2019	886
	El Salvador (Republic of)
991	7.65%, 06/15/2035 §	1,038
	Indonesia (Republic of)
380	6.88%, 01/17/2018 §	445
1,400	7.25%, 04/20/2015 §	1,621
	Philippines (Republic of)
285	6.38%, 10/23/2034	313
		5,640
	Health Care and Social Assistance - 2.9%
	Alere, Inc.
680	9.00%, 05/15/2016	690
	Biomet, Inc.
1,740	10.38%, 10/15/2017	1,927

4

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 42.3% -
(continued)
	Health Care and Social Assistance - 2.9% - (continued)
	DaVita, Inc.
$914	6.63%, 03/15/2013	$927
	HCA, Inc.
640	7.88%, 02/01/2011	648
305	8.50%, 04/15/2019	337
1,610	9.25%, 11/15/2016	1,739
	IASIS Healthcare Capital Corp.
900	8.75%, 06/15/2014	922
	Multiplan Corp.
375	10.38%, 04/15/2016 ■	413
	Rite Aid Corp.
390	9.50%, 06/15/2017	319
	Select Medical Corp.
1,500	7.63%, 02/01/2015	1,436
	Skilled Healthcare Group, Inc.
600	11.00%, 01/15/2014	537
	Valeant Pharmaceuticals
1,300	7.63%, 03/15/2020 ■	1,547
		11,442
	Information - 7.0%
	Charter Communications Holdings II LLC
1,500	13.50%, 11/30/2016	1,781
	Citizens Communications Co.
1,330	7.88%, 01/15/2027	1,287
	Clearwire Corp.
1,500	12.00%, 12/01/2015 ■	1,568
	CSC Holdings LLC
820	8.50%, 04/15/2014	886
	Frontier Communications Corp.
2,360	8.25%, 05/01/2014	2,537
	GXS Worldwide, Inc.
1,095	9.75%, 06/15/2015 ■	1,051
	Intelsat Corp.
1,020	9.25%, 06/15/2016	1,089
	Intelsat Intermediate Holdings Ltd.
740	9.50%, 02/01/2015	770
	Intelsat Jackson Holdings Ltd.
370	11.50%, 06/15/2016	399
	Level 3 Financing, Inc.
1,935	10.00%, 02/01/2018	1,763
	MetroPCS Wireless, Inc.
1,940	9.25%, 11/01/2014	2,027
	MTS International Funding Ltd.
370	8.63%, 06/22/2020 ■	412
	New Communications Holdings
875	8.25%, 04/15/2017 ■	934
	Qwest Communications International, Inc.
1,500	7.50%, 02/15/2014	1,537
	Qwest Corp.
1,050	7.25%, 10/15/2035	1,013
	Sprint Capital Corp.
1,400	7.63%, 01/30/2011	1,432
2,190	8.75%, 03/15/2032	2,220
	Videotron Ltee
1,640	9.13%, 04/15/2018	1,837
	Wind Acquisition Finance S.A.
1,310	11.75%, 07/15/2017 ■	1,392
	Windstream Corp.
1,520	8.63%, 08/01/2016	1,585
		27,520
	Machinery Manufacturing - 0.2%
	Bausch & Lomb, Inc.
460	9.88%, 11/01/2015	485
	Goodman Global, Inc.
175	13.50%, 02/15/2016	193
		678
	Mining - 1.0%
	Consol Energy, Inc.
700	8.00%, 04/01/2017 ■	744
	Peabody Energy Corp.
450	6.88%, 03/15/2013	453
1,000	7.38%, 11/01/2016	1,090
	Vedanta Resources plc
1,650	9.50%, 07/18/2018 ■	1,815
		4,102
	Motor Vehicle & Parts Manufacturing - 1.3%
	Accuride Corp.
995	9.50%, 08/01/2018 ■	1,015
	Cooper-Standard Automotive, Inc.
1,545	8.50%, 05/01/2018 ■	1,599
	ESCO Corp.
1,400	8.63%, 12/15/2013 ■	1,390
	Ford Motor Co.
950	9.22%, 09/15/2021	983
		4,987
	Paper Manufacturing - 0.8%
	Appleton Papers, Inc.
404	11.25%, 12/15/2015 ■	340
	Georgia-Pacific LLC
2,150	8.25%, 05/01/2016 ■	2,333
420	9.50%, 12/01/2011	452
		3,125
	Petroleum and Coal Products Manufacturing - 3.6%
	Anadarko Petroleum Corp.
820	6.45%, 09/15/2036	737
	Chesapeake Energy Corp.
220	7.00%, 08/15/2014	224
775	7.63%, 07/15/2013	831
490	9.50%, 02/15/2015	550
	Crosstex Energy L.P.
1,100	8.88%, 02/15/2018	1,150
	Drummond Co., Inc.
1,410	7.38%, 02/15/2016	1,410
	Ferrellgas Partners L.P.
400	6.75%, 05/01/2014	401
	Headwaters, Inc.
470	11.38%, 11/01/2014	477
	Inergy L.P.
1,000	8.25%, 03/01/2016	1,050
	Kazmunaigaz Finance Sub B.V.
1,650	11.75%, 01/23/2015 ■	2,081
	Petrohawk Energy Corp.
1,500	9.13%, 07/15/2013	1,564

5

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 42.3% -
(continued)
	Petroleum and Coal Products Manufacturing - 3.6% -
	(continued)
	Plains Exploration & Production Co.
$450	7.63%, 06/01/2018	$457
1,100	7.75%, 06/15/2015	1,117
300	10.00%, 03/01/2016	330
	Tesoro Corp.
1,000	9.75%, 06/01/2019	1,085
	Western Refining, Inc.
1,000	10.75%, 06/15/2014 ■Δ	910
		14,374
	Pipeline Transportation - 1.2%
	Dynegy Holdings, Inc.
1,600	7.75%, 06/01/2019	1,120
	El Paso Corp.
1,800	7.00%, 06/15/2017	1,884
500	7.75%, 01/15/2032	501
	Kinder Morgan, Inc.
550	5.15%, 03/01/2015	545
540	6.50%, 09/01/2012	568
		4,618
	Printing and Related Support Activities - 0.1%
	Harland Clarke Holdings
455	9.50%, 05/15/2015	433

	Professional, Scientific and Technical Services - 1.0%
	Affinion Group, Inc.
510	10.13%, 10/15/2013	525
2,045	11.50%, 10/15/2015	2,163
	Global Geopysical Services, Inc.
1,150	10.50%, 05/01/2017 ■	1,138
		3,826
	Real Estate and Rental and Leasing - 0.4%
	Hertz Corp.
660	8.88%, 01/01/2014	680
	Maxim Crane Works L.P.
1,040	12.25%, 04/15/2015 ■	972
		1,652
	Retail Trade - 3.0%
	Dollar General Corp.
1,584	10.63%, 07/15/2015	1,743
	Federated Retail Holdings, Inc.
2,770	5.90%, 12/01/2016	2,839
	Great Atlantic & Pacific Tea Co., Inc.
2,045	11.38%, 08/01/2015 ■	1,431
	Parkson Retail Group Ltd.
1,720	7.88%, 11/14/2011	1,787
	Supervalu, Inc.
1,960	8.00%, 05/01/2016	1,975
	United Components, Inc.
1,275	9.38%, 06/15/2013	1,294
	Yankee Acquisition Corp.
725	8.50%, 02/15/2015	747
		11,816
	Truck Transportation - 0.4%
	Swift Transportation Co., Inc.
1,745	12.50%, 05/15/2017 ■	1,719

	Utilities - 2.0%
	AES Corp.
2,365	8.00%, 10/15/2017 ‡	2,510
	AES El Salvador Trust
700	6.75%, 02/01/2016 §	655
	Calpine Corp.
370	7.25%, 10/15/2017 ■	369
	Edison Mission Energy
885	7.00%, 05/15/2017	602
	Mirant Mid-Atlantic LLC
626	9.13%, 06/30/2017	648
	Mirant North America LLC
680	7.38%, 12/31/2013	699
	NRG Energy, Inc.
1,365	7.25%, 02/01/2014	1,399
795	8.50%, 06/15/2019	835
		7,717
	Wholesale Trade - 1.0%
	McJunkin Red Man Corp.
1,090	9.50%, 12/15/2016 ■	1,073
	Spectrum Brands, Inc.
520	9.50%, 06/15/2018 ■	549
1,335	12.00%, 08/28/2019	1,424
	Supervalu, Inc.
900	7.50%, 11/15/2014	909
		3,955
	Total corporate bonds: non-investment grade
	(cost $156,571)	$167,135

MUNICIPAL BONDS - 0.2%
	Utilities - Water and Sewer - 0.2%
	San Francisco City & County Public Utilities
	Commission
$605	6.00%, 11/01/2040	$610

	Total municipal bonds
	(cost $604)	$610

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 6.5%
	Accommodation and Food Services - 0.5%
	Harrah's Operating Co., Inc.
$1,990	9.50%, 10/31/2016 ±	$2,030

	Administrative Waste Management and Remediation -
	0.2%
	Ozburn-Hessey Holding Co. LLC
800	9.50%, 10/01/2016 ±	786

	Agriculture, Construction, Mining and Machinery - 0.3%
	Nacco Material Handling Group
1,500	2.25%, 03/22/2013 ±☼	1,339

6

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 6.5% - (continued)
	Air Transportation - 0.4%
	United Air Lines, Inc.
$800	2.38%, 02/01/2014 ±	$718
	US Airways Group, Inc.
966	2.83%, 03/23/2014 ±	800
		1,518
	Arts, Entertainment and Recreation - 0.7%
	24 Hour Fitness Worldwide, Inc.
1,000	6.75%, 04/15/2016 ±	927
	Canwest MediaWorks L.P.
1,635	9.00%, 06/13/2016 ±	1,627
		2,554
	Chemical Manufacturing - 0.6%
	Arizona Chemical Co.
250	6.04%, 02/27/2014 ±	232
	Ineos Group
866	7.50%, 12/16/2013 ±	854
990	8.00%, 12/16/2014 ±	976
	Lyondell Chemical Co.
273	5.50%, 04/08/2016 ±	275
		2,337
	Finance and Insurance - 0.3%
	Nuveen Investments, Inc.
1,125	12.50%, 07/31/2015 ±	1,225

	Food Manufacturing - 0.0%
	Dole Food Co., Inc., Tranche C Term Loan
98	7.94%, 04/12/2013 ±	98

	Information - 1.4%
	First Data Corp.
1,990	3.08%, 09/24/2014 ±	1,728
	Infor Global Solutions
487	6.01%, 12/01/2013 ±	449
254	6.07%, 07/28/2015 ±	234
	Securus Technologies, Inc.
1,151	8.00%, 10/31/2014 ±	1,151
	West Corp.
985	7.25%, 10/24/2013 ±	982
	WideOpenWest Finance LLC
249	6.60%, 06/29/2015 ±	218
722	6.88%, 06/28/2014 ±	707
		5,469
	Petroleum and Coal Products Manufacturing - 0.6%
	Big West Oil LLC
1,147	12.00%, 07/23/2015 ± Ψ	1,152
	Turbo Beta Ltd.
1,049	14.50%, 03/12/2018 ±⌂	1,028
	Western Refining, Inc.
263	10.75%, 05/30/2014 ±	244
		2,424
	Professional, Scientific and Technical Services - 0.3%
	Advantage Sales & Marketing, Inc.
667	8.50%, 05/05/2017 ±	658
	Tensar Corp.
454	3.98%, 10/28/2012 ±	399
		1,057
	Retail Trade - 0.7%
	Atrium Companies, Inc.
1,500	7.00%, 04/29/2016 ±	1,453
	Rite Aid Corp.
1,441	9.50%, 06/10/2015 ±	1,468
		2,921
	Utilities - 0.5%
	Astoria Generating Co. Acquisitions LLC
500	4.29%, 08/23/2013 ±	478
	Texas Competitive Electric Holdings Co.
	LLC, Term Loan B1
942	3.85%, 10/10/2014 ±	732
	Texas Competitive Electric Holdings Co.
	LLC, Term Loan B2
486	3.98%, 10/10/2014 ±	378
	TPF Generation Holdings LLC
375	4.78%, 12/21/2014 ±	334
		1,922
	Total senior floating rate interests: non-
	investment grade
	(cost $25,517)	$25,680

U.S. GOVERNMENT AGENCIES - 1.1%
	Other Government Agencies - 1.1%
	Small Business Administration
	Participation Certificates:
1,417	3.88%, 06/01/2030	1,474
2,499	5.16%, 02/01/2028	2,708
		4,182
	Total U.S. government agencies
	(cost $3,916)	$4,182

U.S. GOVERNMENT SECURITIES - 17.0%
	U.S. Treasury Securities - 17.0%
	U.S. Treasury Bonds - 1.7%
$6,070	4.63%, 02/15/2040 ╦	$6,750
	U.S. Treasury Notes - 13.3%
30,215	1.00%, 10/31/2011	30,447
18,610	1.38%, 03/15/2012	18,894
1,725	1.88%, 06/30/2015	1,750
1,387	3.50%, 05/15/2020	1,457
		52,548
	U.S. Treasury Strips - 2.0%
7,530	2.25%, 01/31/2015	7,802
		67,100

	Total U.S. government securities
	(cost $66,902)	$67,100

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
	Foreign Currency Option Contract - 0.0%
	AUD/USD/MXN Binary
430	Expiration: December, 2010 и	$1

7

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Contracts			Market Value ╪
CALL OPTIONS PURCHASED - 0.0% - (continued)
	Future Option Contract - 0.0%
	5 Year U.S. Treasury Note
–	Expiration: September, 2010, Exercise Price:
	$120.00		$21

	Total call options purchased
	(cost $63)		$22

Contracts			Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Foreign Currency Option Contract - 0.0%
	AUD/MXN Currency Swaption
4,460	Expiration: December, 2010, Exercise Price:
	10.50 (AUD/MXN)		$18

	Future Option Contract - 0.0%
	10 Year U.S. Treasury Note
–	Expiration: August, 2010, Exercise Price:
	$116.00 Ø		5
–	Expiration: August, 2010, Exercise Price:
	$121.50 Ø		36
			41
	Interest Rate Option Contract - 0.0%
	10 Year Swaption
19,000	Expiration: September, 2010, Exercise Rate:
	3.40% Ø		20
19,000	Expiration: September, 2010, Exercise Rate:
	3.90% Ø		–
			20
	Total put options purchased
	(cost $1,352)		$79

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 0.0%
	Automobiles & Components - 0.0%
–	Lear Corp. ●		$–

	Software & Services - 0.0%
21	Stratus Technologies, Inc. †		–

	Total common stocks
	(cost $–)		$–

PREFERRED STOCKS - 0.3%
	Automobiles & Components - 0.0%
–	Lear Corp. ۞		$–

	Banks - 0.3%
2	US Bancorp, 7.19%		1,315

	Software & Services - 0.0%
5	Stratus Technologies, Inc. †		–

	Total preferred stocks
	(cost $1,189)		$1,315

WARRANTS - 0.0%
	Food, Beverage & Tobacco - 0.0%
1	ASG ■		$63

	Total warrants
	(cost $13)		$63

	Total long-term investments
	(cost $361,769)		$383,694

SHORT-TERM INVESTMENTS - 6.4%
	Investment Pools and Funds - 0.1%
	JP Morgan U.S. Government Money
226	Market Fund		$226
	State Street Bank U.S. Government Money
–	Market Fund		–
	Wells Fargo Advantage Government
–	Money Market Fund		–
			226
	Repurchase Agreements - 5.0%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $6,191, collateralized by U.S.
	Treasury Bond 4.50% - 6.25%, 2030 -
	2036, value of $6,407)
$6,191	0.19%, 7/30/2010		6,191
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $5,582,
	collateralized by U.S. Treasury Bond
	8.00%, 2021, U.S. Treasury Note 0.75%,
	2011, value of $5,694)
5,582	0.19%, 7/30/2010		5,582
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	08/02/2010 in the amount of $2,666,
	collateralized by U.S. Treasury Bill 2.38%,
	2010, value of $2,719)
2,666	0.20%, 7/30/2010		2,666
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $5,155,
	collateralized by U.S. Treasury Bill 0.17% -
	0.32%, 2010 - 2011, value of $5,258)
5,155	0.19%, 7/30/2010		5,155
			19,594
	U.S. Treasury Bills - 1.3%
5,000	0.15%, 8/26/2010		4,999
500	0.15%, 10/14/2010 □○		500
			5,499
	Total short-term investments
	(cost $25,319)		$25,319

	Total investments
	(cost $387,088) ▲	103.5%	$409,013
	Other assets and liabilities	(3.5)%	(13,858)
	Total net assets	100.0%	$395,155

8

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.6% of total net assets at July 31, 2010.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $387,369 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$26,827
Unrealized Depreciation	(5,183)
Net Unrealized Appreciation	$21,644

†
 The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at July 31, 2010, was $–, which represents –% of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $77,098, which represents 19.51% of total net assets.

§
 These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S.  person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2010, these securities amounted to $6,189 or 1.57% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2010.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2010 was $2,007.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2010.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swaps.

и
This security has exercise limitations. It can only be exercised on expiration date, provided that two conditions are met: the Australian Dollar exchange rate is less than 0.805 and the Mexican Peso exchange rate is less than 12.55. If these conditions are not met, the option can not be exercised.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

♦
Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

9

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

□	Security pledged as initial margin deposit for open futures contracts at July 31, 2010.

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Month	Market Value ╪	Amount	(Depreciation)
5 Year U.S. Treasury Note	249	Short	Sep 2010	$29,837	$29,521	$(316)
10 Year U.S. Treasury Note	135	Short	Sep 2010	16,715	16,358	(357)
U.S. Treasury Long Bond	23	Long	Sep 2010	2,961	2,873	88
						$(585)

* The number of contracts does not omit 000's.

Ø	At July 31, 2010, the maximum delivery obligation of the open put options written is $78,453. Securities valued at $32 collateralized the open put options written as follows:

							Unrealized
		Exercise Price/	Expiration	Number of	Market	Premiums	Appreciation
Issuer	Option Type	Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
10 Year Swaption	Interest Rate	3.65%	09/14/2010	38,000,000	$6	$536	$530
10 Year U.S. Treasury Note	Future	$114.00	08/30/2010	330	5	164	159
10 Year U.S. Treasury Note	Future	$121.00	08/30/2010	326	21	240	219
					$32	$940	$908

* The number of contracts does not omit 000's.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2007	$3,913	CBA Commercial Small Balance Commercial Mortgage, 6.00%, 07/25/2039 - 144A	$344
05/2007	$622	Greenwich Capital Commercial Funding Corp., 0.00%, 11/05/2021 - 144A	604
06/2009	$1,547	Residential Funding Mortgage Securities, Inc., 6.00%, 07/25/2037	1,133
06/2008 - 05/2010	$1,049	Turbo Beta Ltd., 14.50%, 03/12/2018	1,048
03/2008	$532	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	430

The aggregate value of these securities at July 31, 2010 was $3,143 which represents 0.80% of total net assets.

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Australian Dollar	Bank of America Securities	Sell	$3,883	$3,834	08/13/2010	$(49)
Australian Dollar	Barclays Capital	Buy	3,883	3,865	08/13/2010	18
Euro	Citigroup Global Markets	Sell	3,909	3,858	08/23/2010	(51)
Euro	JP Morgan Securities	Sell	3,909	3,852	08/23/2010	(57)
Japanese Yen	Bank of America Securities	Buy	3,881	3,834	08/13/2010	47
Japanese Yen	Barclays Capital	Sell	3,913	3,865	08/13/2010	(48)
Japanese Yen	Wells Fargo	Buy	3,953	3,893	08/09/2010	60
Japanese Yen	Wells Fargo	Sell	3,953	3,902	08/09/2010	(51)
Swiss Franc	Wells Fargo	Buy	3,937	3,903	08/09/2010	34
Swiss Franc	Wells Fargo	Sell	3,937	3,859	08/09/2010	(78)
						$(175)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

10

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Credit Default Swap Agreements Outstanding at July 31, 2010

						Unrealized
		Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
JP Morgan Chase	CDX North American High Yield Index	Buy	5.00%	06/22/15	$13,080	$(281)
JP Morgan Chase	iTraxx Europe Index	Buy	1.00%	06/22/15	5,225	(37)
Union Bank of Switzerland AG	CDX North American High Yield Index	Buy	5.00%	06/22/15	5,600	(88)
						$(406)

Investment Valuation Hierarchy Level Summary
July 31, 2010
	Total	Level 1♦	Level 2♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$31,654	$–	$30,227	$1,427
Call Options Purchased	22	21	–	1
Common Stocks ‡	–	–	–	–
Corporate Bonds: Investment Grade	85,854	–	84,334	1,520
Corporate Bonds: Non-Investment Grade	167,135	–	163,969	3,166
Municipal Bonds	610	–	610	–
Preferred Stocks	1,315	–	1,315	–
Put Options Purchased	79	60	19	–
Senior Floating Rate Interests: Non-Investment Grade	25,680	–	25,680	–
U.S. Government Agencies	4,182	–	4,182	–
U.S. Government Securities	67,100	3,207	63,893	–
Warrants	63	63	–	–
Short-Term Investments	25,319	226	25,093	–
Total	$409,013	$3,577	$399,322	$6,114
Forward Foreign Currency Contracts *	159	–	159	–
Futures *	88	88	–	–
Written Options *	908	378	530	–
Total	$1,155	$466	$689	$–
Liabilities:
Credit Default Swaps *	406	–	406	–
Forward Foreign Currency Contracts *	334	–	334	–
Futures *	673	673	–	–
Total	$1,413	$673	$740	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

11

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in
	as of	Realized	Unrealized					Transfers	Transfers	Balance
	October	Gain	Appreciation		Net			Into	Out of	as of July
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	31, 2010
Assets:
Asset & Commercial Mortgage Backed Securities	$1,196	$(74)	$135	†	$(14)	$451	$(386)	$320	$(201)	$1,427
Common Stock	—	—	—	‡	—	—	—	—	—	—
Corporate Bonds and Senior Floating Rate Interests	4,729	(147)	330	§	(10)	2,835	(256)	—	(2,795)	4,686
Preferred Stock	—	—	—	‡	—	—	—	—	—	—
Options Purchased	—	—	(42	)**	—	43	—	—	—	1
Total	$5,925	$(221)	$423		$(24)	$3,329	$(642)	$320	$(2,996)	$6,114

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $71.
‡	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $—.
§	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $181.
**	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $(42).

12

The Hartford Target Retirement 2010 Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 93.5%
EQUITY FUNDS - 50.0%
32	The Hartford Capital Appreciation Fund, Class
	Y●		$1,025
6	The Hartford Capital Appreciation II Fund,
	Class Y●		68
15	The Hartford Disciplined Equity Fund, Class
	Y		165
82	The Hartford Dividend and Growth Fund,
	Class Y		1,412
23	The Hartford Equity Income Fund, Class Y		260
83	The Hartford Fundamental Growth Fund,
	Class Y		833
108	The Hartford Global Research Fund, Class Y		925
15	The Hartford Growth Opportunities Fund,
	Class Y		346
92	The Hartford International Opportunities Fund,
	Class Y		1,264
31	The Hartford International Small Company
	Fund, Class Y		341
16	The Hartford MidCap Fund, Class Y ●		329
91	The Hartford MidCap Value Fund, Class Y		924
26	The Hartford Small Company Fund, Class Y ●		452
79	The Hartford Small/Mid Cap Equity Fund,
	Class Y●		692
8	The Hartford SmallCap Growth Fund, Class
	Y●		199
171	The Hartford Value Fund, Class Y		1,732
77	The Hartford Value Opportunities Fund, Class
	Y		905
	Total equity funds
	(cost $10,762)		$11,872

FIXED INCOME FUNDS - 43.5%
103	The Hartford Floating Rate Fund, Class Y		$889
59	The Hartford High Yield Fund, Class Y		417
219	The Hartford Income Fund, Class Y		2,149
273	The Hartford Inflation Plus Fund, Class Y		3,209
167	The Hartford Short Duration Fund, Class Y		1,638
6	The Hartford Strategic Income Fund, Class Y		53
184	The Hartford Total Return Bond Fund, Class Y		1,966
	Total fixed income funds
	(cost $9,881)		$10,321

	Total investments in affiliated investment
	companies
	(cost $20,643)		$22,193

EXCHANGE TRADED FUNDS - 6.1%
32	Powershares DB Commodity Index Tracking
	Fund		$731
13	Powershares Emerging Markets Sovereign
	Debt Portfolio		341
4	SPDR DJ Wilshire International Real Estate .		157
4	SPDR DJ Wilshire REIT		228

	Total exchange traded funds
	(cost $1,485)		$1,457

	Total long-term investments
	(cost $22,128)		$23,650

	Total investments
	(cost $22,128) ▲	99.6%	$23,650
	Other assets and liabilities	0.4%	88
	Total net assets	100.0%	$23,738

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $22,480 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,678
Unrealized Depreciation	(508)
Net Unrealized Appreciation	$1,170

●	Currently non-income producing.

1

The Hartford Target Retirement 2010 Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Affiliated Investment Companies	$22,193	$22,193	$–	$–
Exchange Traded Funds	1,457	1,457	–	–
Total	$23,650	$23,650	$–	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2015 Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 93.5%
EQUITY FUNDS - 57.0%
17	The Hartford Capital Appreciation Fund, Class
	Y ●		$556
40	The Hartford Capital Appreciation II Fund,
	Class Y●		482
6	The Hartford Disciplined Equity Fund, Class Y		67
79	The Hartford Dividend and Growth Fund,
	Class Y		1,356
69	The Hartford Equity Income Fund, Class Y		784
112	The Hartford Fundamental Growth Fund,
	Class Y		1,115
6	The Hartford Global Growth Fund, Class Y		79
121	The Hartford Global Research Fund, Class Y		1,032
4	The Hartford Growth Fund, Class Y		61
53	The Hartford International Opportunities Fund,
	Class Y		726
60	The Hartford International Small Company
	Fund, Class Y		662
46	The Hartford MidCap Fund, Class Y ●		932
15	The Hartford Small Company Fund, Class Y●		251
44	The Hartford Small/Mid Cap Equity Fund,
	Class Y●		381
5	The Hartford SmallCap Growth Fund, Class
	Y●		136
64	The Hartford Value Fund, Class Y		648
12	The Hartford Value Opportunities Fund, Class
	Y		137
	Total equity funds
	(cost $8,830)		$9,405

FIXED INCOME FUNDS - 36.5%
41	The Hartford Floating Rate Fund, Class Y		$358
60	The Hartford High Yield Fund, Class Y		430
103	The Hartford Income Fund, Class Y		1,011
131	The Hartford Inflation Plus Fund, Class Y		1,544
145	The Hartford Short Duration Fund, Class Y		1,425
117	The Hartford Total Return Bond Fund, Class Y		1,249
	Total fixed income funds
	(cost $5,867)		$6,017

	Total investments in affiliated investment
	companies
	(cost $14,697)		$15,422

EXCHANGE TRADED FUNDS - 6.1%
3	iShares MSCI Emerging Markets Index Fund		$143
16	Powershares DB Commodity Index Tracking
	Fund		374
6	Powershares Emerging Markets Sovereign
	Debt Portfolio		163
4	SPDR DJ Wilshire International Real Estate		151
3	SPDR DJ Wilshire REIT		187
	Total exchange traded funds
	(cost $980)		$1,018

	Total long-term investments
	(cost $15,677)		$16,440

	Total investments
	(cost $15,677) ▲	99.6%	$16,440
	Other assets and liabilities	0.4%	59
	Total net assets	100.0%	$16,499

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $15,685 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$781
Unrealized Depreciation	(26)
Net Unrealized Appreciation	$755

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2015 Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Affiliated Investment Companies	$15,422	$15,422	$–	$–
Exchange Traded Funds	1,018	1,018	–	–
Total	$16,440	$16,440	$–	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2020 Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 94.6%
EQUITY FUNDS - 64.2%
164	The Hartford Capital Appreciation Fund, Class
	Y ●		$5,296
71	The Hartford Capital Appreciation II Fund,
	Class Y●		855
75	The Hartford Disciplined Equity Fund, Class
	Y		845
296	The Hartford Dividend and Growth Fund,
	Class Y		5,068
133	The Hartford Equity Income Fund, Class Y		1,517
371	The Hartford Fundamental Growth Fund,
	Class Y		3,710
45	The Hartford Global Growth Fund, Class Y		614
453	The Hartford Global Research Fund, Class Y		3,877
54	The Hartford Growth Fund, Class Y		815
33	The Hartford Growth Opportunities Fund,
	Class Y		763
171	The Hartford International Opportunities Fund,
	Class Y		2,345
302	The Hartford International Small Company
	Fund, Class Y		3,328
178	The Hartford MidCap Fund, Class Y ●		3,623
112	The Hartford MidCap Value Fund, Class Y		1,140
114	The Hartford Small Company Fund, Class Y●		1,963
212	The Hartford Small/Mid Cap Equity Fund,
	Class Y●		1,842
47	The Hartford SmallCap Growth Fund, Class
	Y●		1,177
659	The Hartford Value Fund, Class Y		6,680
107	The Hartford Value Opportunities Fund, Class
	Y		1,253
	Total equity funds
	(cost $46,047)		$46,711

FIXED INCOME FUNDS - 30.4%
36	The Hartford Floating Rate Fund, Class Y		$309
201	The Hartford High Yield Fund, Class Y		1,431
338	The Hartford Income Fund, Class Y		3,320
475	The Hartford Inflation Plus Fund, Class Y		5,578
357	The Hartford Short Duration Fund, Class Y		3,498
249	The Hartford Strategic Income Fund, Class Y		2,235
532	The Hartford Total Return Bond Fund, Class Y		5,703
	Total fixed income funds
	(cost $21,123)		$22,074

	Total investments in affiliated investment
	companies
	(cost $67,170)		$68,785

EXCHANGE TRADED FUNDS - 4.8%
–	iShares MSCI Emerging Markets Index Fund		$14
101	Powershares DB Commodity Index Tracking
	Fund		2,305
13	Powershares Emerging Markets Sovereign
	Debt Portfolio		351
9	SPDR DJ Wilshire International Real Estate		309
9	SPDR DJ Wilshire REIT		532
	Total exchange traded funds
	(cost $3,304)		$3,511

	Total long-term investments
	(cost $70,474)		$72,296

	Total investments
	(cost $70,474) ▲	99.4%	$72,296
	Other assets and liabilities	0.6%	443
	Total net assets	100.0%	$72,739

1

The Hartford Target Retirement 2020 Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $70,843 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,667
Unrealized Depreciation	(1,214)
Net Unrealized Appreciation	$1,453

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Affiliated Investment Companies	$68,785	$68,785	$–	$–
Exchange Traded Funds	3,511	3,511	–	–
Total	$72,296	$72,296	$–	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2025 Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 95.0%
EQUITY FUNDS - 68.8%
27	The Hartford Capital Appreciation Fund, Class
	Y●		$859
9	The Hartford Capital Appreciation II Fund,
	Class Y●		108
76	The Hartford Dividend and Growth Fund,
	Class Y		1,299
85	The Hartford Equity Income Fund, Class Y		964
126	The Hartford Fundamental Growth Fund,
	Class Y		1,260
8	The Hartford Global Growth Fund, Class Y		113
126	The Hartford Global Research Fund, Class Y		1,079
10	The Hartford Growth Fund, Class Y		143
4	The Hartford Growth Opportunities Fund,
	Class Y		91
39	The Hartford International Opportunities Fund,
	Class Y		533
55	The Hartford International Small Company
	Fund, Class Y		606
29	The Hartford MidCap Fund, Class Y●		586
45	The Hartford MidCap Value Fund, Class Y		456
17	The Hartford Small Company Fund, Class Y●		293
33	The Hartford Small/Mid Cap Equity Fund,
	Class Y●		289
15	The Hartford SmallCap Growth Fund, Class
	Y●		384
68	The Hartford Value Fund, Class Y		693
34	The Hartford Value Opportunities Fund, Class
	Y		396
	Total equity funds
	(cost $9,533)		$10,152

FIXED INCOME FUNDS - 26.2%
74	The Hartford Inflation Plus Fund, Class Y		$864
153	The Hartford Short Duration Fund, Class Y		1,499
141	The Hartford Total Return Bond Fund, Class Y		1,508
	Total fixed income funds
	(cost $3,769)		$3,871

	Total investments in affiliated investment
	companies
	(cost $13,302)		$14,023

EXCHANGE TRADED FUNDS - 4.6%
–	iShares MSCI Emerging Markets Index Fund		$2
20	Powershares DB Commodity Index Tracking
	Fund		450
3	SPDR DJ Wilshire International Real Estate		113
2	SPDR DJ Wilshire REIT		110

	Total exchange traded funds
	(cost $650)		$675

	Total long-term investments
	(cost $13,952)		$14,698

	Total investments
	(cost $13,952) ▲	99.6%	$14,698
	Other assets and liabilities	0.4%	57
	Total net assets	100.0%	$14,755

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $13,953 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$783
Unrealized Depreciation	(38)
Net Unrealized Appreciation	$745

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

The Hartford Target Retirement 2025 Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Affiliated Investment Companies	$14,023	$14,023	$–	$–
Exchange Traded Funds	675	675	–	–
Total	$14,698	$14,698	$–	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.

The Hartford Target Retirement 2030 Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 94.0%
EQUITY FUNDS - 74.8%
175	The Hartford Capital Appreciation Fund, Class
	Y●	$5,665
84	The Hartford Capital Appreciation II Fund,
	Class Y●	1,012
169	The Hartford Disciplined Equity Fund, Class
	Y	1,899
223	The Hartford Dividend and Growth Fund,
	Class Y	3,816
119	The Hartford Equity Income Fund, Class Y	1,363
243	The Hartford Fundamental Growth Fund,
	Class Y	2,427
65	The Hartford Global Growth Fund, Class Y	879
255	The Hartford Global Research Fund, Class Y	2,183
120	The Hartford Growth Fund, Class Y	1,794
61	The Hartford Growth Opportunities Fund,
	Class Y	1,407
306	The Hartford International Opportunities Fund,
	Class Y	4,194
231	The Hartford International Small Company
	Fund, Class Y	2,542
84	The Hartford MidCap Fund, Class Y●	1,705
266	The Hartford MidCap Value Fund, Class Y.	2,704
164	The Hartford Small Company Fund, Class Y ●	2,818
179	The Hartford Small/Mid Cap Equity Fund,
	Class Y●	1,556
101	The Hartford SmallCap Growth Fund, Class
	Y●	2,546
830	The Hartford Value Fund, Class Y	8,406
159	The Hartford Value Opportunities Fund, Class
	Y	1,867
	Total equity funds
	(cost $50,037)	$50,783

FIXED INCOME FUNDS - 19.2%
331	The Hartford Inflation Plus Fund, Class Y	$3,888
234	The Hartford Short Duration Fund, Class Y	2,291
637	The Hartford Total Return Bond Fund, Class Y	6,823
	Total fixed income funds
	(cost $12,366)	$13,002

	Total investments in affiliated investment
	companies
	(cost $62,403)	$63,785

EXCHANGE TRADED FUNDS - 5.8%
4	iShares MSCI Emerging Markets Index Fund		$183
115	Powershares DB Commodity Index Tracking
	Fund		2,638
14	SPDR DJ Wilshire International Real Estate		475
11	SPDR DJ Wilshire REIT		618
	Total exchange traded funds
	(cost $3,837)		$3,914

	Total long-term investments
	(cost $66,240)		$67,699

	Total investments
	(cost $66,240) ▲	99.8%	$67,699
	Other assets and liabilities	0.2%	152
	Total net assets	100.0%	$67,851

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $66,577 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,588
Unrealized Depreciation	(1,466)
Net Unrealized Appreciation	$1,122

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2030 Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Affiliated Investment Companies	$63,785	$63,785	$–	$–
Exchange Traded Funds	3,914	3,914	–	–
Total	$67,699	$67,699	$–	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2035 Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 94.6%
EQUITY FUNDS - 80.1%
18	The Hartford Capital Appreciation Fund, Class
	Y●		$586
18	The Hartford Capital Appreciation II Fund,
	Class Y●		212
8	The Hartford Disciplined Equity Fund, Class Y		93
39	The Hartford Dividend and Growth Fund,
	Class Y		673
20	The Hartford Equity Income Fund, Class Y		233
81	The Hartford Fundamental Growth Fund,
	Class Y		814
6	The Hartford Global Growth Fund, Class Y		86
95	The Hartford Global Research Fund, Class Y		810
17	The Hartford Growth Fund, Class Y		253
13	The Hartford Growth Opportunities Fund,
	Class Y		294
32	The Hartford International Opportunities Fund,
	Class Y		440
51	The Hartford International Small Company
	Fund, Class Y		561
10	The Hartford MidCap Fund, Class Y●		202
45	The Hartford MidCap Value Fund, Class Y		463
17	The Hartford Small Company Fund, Class Y●		295
30	The Hartford Small/Mid Cap Equity Fund,
	Class Y●		260
15	The Hartford SmallCap Growth Fund, Class
	Y●		371
141	The Hartford Value Fund, Class Y		1,433
60	The Hartford Value Opportunities Fund, Class
	Y		706
	Total equity funds
	(cost $8,235)		$8,785

FIXED INCOME FUNDS - 14.5%
40	The Hartford Inflation Plus Fund, Class Y		$468
44	The Hartford Short Duration Fund, Class Y		433
63	The Hartford Total Return Bond Fund, Class Y		675
	Total fixed income funds
	(cost $1,534)		$1,576

	Total investments in affiliated investment
	companies
	(cost $9,769)		$10,361

EXCHANGE TRADED FUNDS - 5.0%
17	Powershares DB Commodity Index Tracking
	Fund		$396
2	SPDR DJ Wilshire International Real Estate		80
1	SPDR DJ Wilshire REIT		77
	Total exchange traded funds
	(cost $533)		$553

	Total long-term investments
	(cost $10,302)		$10,914

	Total investments
	(cost $10,302) ▲	99.6%	$10,914
	Other assets and liabilities	0.4%	42
	Total net assets	100.0%	$10,956
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $10,303 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$634
Unrealized Depreciation	(23)
Net Unrealized Appreciation	$611

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2035 Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Affiliated Investment Companies	$10,361	$10,361	$–	$–
Exchange Traded Funds	553	553	–	–
Total	$10,914	$10,914	$–	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2040 Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 94.4%
EQUITY FUNDS - 84.3%
23	The Hartford Capital Appreciation Fund, Class
	Y●		$758
14	The Hartford Capital Appreciation II Fund,
	Class Y●		173
2	The Hartford Disciplined Equity Fund, Class Y		26
49	The Hartford Dividend and Growth Fund,
	Class Y		841
49	The Hartford Equity Income Fund, Class Y		556
84	The Hartford Fundamental Growth Fund,
	Class Y		838
–	The Hartford Global Growth Fund, Class Y .		7
104	The Hartford Global Research Fund, Class Y		886
14	The Hartford Growth Fund, Class Y		206
11	The Hartford Growth Opportunities Fund,
	Class Y		252
29	The Hartford International Opportunities Fund,
	Class Y		392
49	The Hartford International Small Company
	Fund, Class Y		542
15	The Hartford MidCap Fund, Class Y●		305
61	The Hartford MidCap Value Fund, Class Y		617
25	The Hartford Small Company Fund, Class Y●		437
67	The Hartford Small/Mid Cap Equity Fund,
	Class Y●		581
9	The Hartford SmallCap Growth Fund, Class
	Y●		216
92	The Hartford Value Fund, Class Y		932
43	The Hartford Value Opportunities Fund, Class
	Y		500
	Total equity funds
	(cost $8,478)		$9,065

FIXED INCOME FUNDS - 10.1%
29	The Hartford Inflation Plus Fund, Class Y		$341
7	The Hartford Short Duration Fund, Class Y		65
63	The Hartford Total Return Bond Fund, Class Y		679
	Total fixed income funds
	(cost $1,059)		$1,085

	Total investments in affiliated investment
	companies
	(cost $9,537)		$10,150

EXCHANGE TRADED FUNDS - 5.3%
17	Powershares DB Commodity Index Tracking
	Fund		$392
3	SPDR DJ Wilshire International Real Estate		104
1	SPDR DJ Wilshire REIT		78

	Total exchange traded funds
	(cost $556)		$574

	Total long-term investments
	(cost $10,093)		$10,724

	Total investments
	(cost $10,093) ▲	99.7%	$10,724
	Other assets and liabilities	0.3%	34
	Total net assets	100.0%	$10,758

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $10,094 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$668
Unrealized Depreciation	(38)
Net Unrealized Appreciation	$630

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2040 Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Affiliated Investment Companies	$10,150	$10,150	$–	$–
Exchange Traded Funds	574	574	–	–
Total	$10,724	$10,724	$–	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2045 Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 92.7%
EQUITY FUNDS - 86.3%
24	The Hartford Capital Appreciation Fund, Class
	Y●		$782
7	The Hartford Capital Appreciation II Fund,
	Class Y●		87
–	The Hartford Disciplined Equity Fund, Class Y		5
8	The Hartford Dividend and Growth Fund,
	Class Y		134
10	The Hartford Equity Income Fund, Class Y		111
47	The Hartford Fundamental Growth Fund,
	Class Y		466
7	The Hartford Global Growth Fund, Class Y		89
30	The Hartford Global Research Fund, Class Y		260
21	The Hartford Growth Fund, Class Y		310
4	The Hartford Growth Opportunities Fund,
	Class Y		83
22	The Hartford International Opportunities Fund,
	Class Y		299
35	The Hartford International Small Company
	Fund, Class Y		384
5	The Hartford MidCap Fund, Class Y●		107
30	The Hartford MidCap Value Fund, Class Y		310
28	The Hartford Small Company Fund, Class Y●		473
17	The Hartford Small/Mid Cap Equity Fund,
	Class Y●		151
7	The Hartford SmallCap Growth Fund, Class
	Y●		169
107	The Hartford Value Fund, Class Y		1,088
20	The Hartford Value Opportunities Fund, Class
	Y		236
	Total equity funds
	(cost $4,919)		$5,544

FIXED INCOME FUNDS - 6.4%
15	The Hartford Inflation Plus Fund, Class Y		$176
6	The Hartford Short Duration Fund, Class Y		61
17	The Hartford Total Return Bond Fund, Class Y		182
	Total fixed income funds
	(cost $400)		$419

	Total investments in affiliated investment
	companies
	(cost $5,319)		$5,963

EXCHANGE TRADED FUNDS - 6.8%
12	Powershares DB Commodity Index Tracking
	Fund		$274
3	SPDR DJ Wilshire International Real Estate		92
1	SPDR DJ Wilshire REIT		69
	Total exchange traded funds
	(cost $415)		$435

	Total long-term investments
	(cost $5,734)		$6,398

	Total investments
	(cost $5,734) ▲	99.5%	$6,398
	Other assets and liabilities	0.5%	33
	Total net assets	100.0%	$6,431

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $5,734 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$684
Unrealized Depreciation	(20)
Net Unrealized Appreciation	$664

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

The Hartford Target Retirement 2045 Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Affiliated Investment Companies	$5,963	$5,963	$–	$–
Exchange Traded Funds	435	435	–	–
Total	$6,398	$6,398	$–	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.

The Hartford Target Retirement 2050 Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 93.0%
EQUITY FUNDS - 87.9%
24	The Hartford Capital Appreciation Fund, Class
	Y●		$771
10	The Hartford Capital Appreciation II Fund,
	Class Y●		123
5	The Hartford Dividend and Growth Fund,
	Class Y		79
11	The Hartford Equity Income Fund, Class Y		127
33	The Hartford Fundamental Growth Fund,
	Class Y		333
7	The Hartford Global Growth Fund, Class Y		94
30	The Hartford Global Research Fund, Class Y		259
22	The Hartford Growth Fund, Class Y		328
5	The Hartford Growth Opportunities Fund,
	Class Y		112
20	The Hartford International Opportunities Fund,
	Class Y		279
43	The Hartford International Small Company
	Fund, Class Y		474
8	The Hartford MidCap Fund, Class Y●		166
32	The Hartford MidCap Value Fund, Class Y		323
25	The Hartford Small Company Fund, Class Y●		421
27	The Hartford Small/Mid Cap Equity Fund,
	Class Y●		236
5	The Hartford SmallCap Growth Fund, Class
	Y●		116
110	The Hartford Value Fund, Class Y		1,116
17	The Hartford Value Opportunities Fund, Class
	Y		202
	Total equity funds
	(cost $4,975)		$5,559

FIXED INCOME FUNDS - 5.1%
13	The Hartford Inflation Plus Fund, Class Y		$150
2	The Hartford Short Duration Fund, Class Y		15
14	The Hartford Total Return Bond Fund, Class Y		155
	Total fixed income funds
	(cost $312)		$320

	Total investments in affiliated investment
	companies
	(cost $5,287)		$5,879

EXCHANGE TRADED FUNDS - 6.5%
11	Powershares DB Commodity Index Tracking
	Fund		$248
3	SPDR DJ Wilshire International Real Estate		92
1	SPDR DJ Wilshire REIT		69
	Total exchange traded funds
	(cost $389)		$409

	Total long-term investments
	(cost $5,676)		$6,288

	Total investments
	(cost $5,676) ▲	99.5%	$6,288
	Other assets and liabilities	0.5%	32
	Total net assets	100.0%	$6,320

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $5,676 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$630
Unrealized Depreciation	(18)
Net Unrealized Appreciation	$612

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2050 Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Affiliated Investment Companies	$5,879	$5,879	$–	$–
Exchange Traded Funds	409	409	–	–
Total	$6,288	$6,288	$–	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 1.2%
FIXED INCOME FUNDS - 1.2%
936	The Hartford Floating Rate Fund, Class Y	$8,070
2,328	The Hartford High Yield Fund, Class Y	16,598
	Total fixed income funds
	(cost $21,861)	$24,668

	Total investments in affiliated investment
	companies
	(cost $21,861)	$24,668

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
9.5%
	Finance and Insurance - 9.5%
	Ally Automotive Receivables Trust
$950	3.00%, 10/15/2015 ■	$989
1,960	3.29%, 03/15/2015 ■	1,993
	Bank of America Automotive Trust
3,400	3.03%, 10/15/2016 ■	3,541
	Bear Stearns Commercial Mortgage
	Securities, Inc.
9,017	4.07%, 07/11/2042 ⌂►	131
7,678	4.12%, 11/11/2041 ⌂►	97
4,200	4.83%, 11/11/2041	4,435
4,865	5.81%, 06/12/2043	5,153
	CBA Commercial Small Balance
	Commercial Mortgage
6,395	5.03%, 07/25/2035 ⌂†Δ	326
14,009	5.21%, 06/25/2038 ⌂†Δ	1,138
	Chase Issuance Trust
2,660	5.12%, 10/15/2014	2,899
	Citibank Credit Card Issuance Trust
2,420	5.70%, 05/15/2013	2,488
	Citigroup Commercial Mortgage Trust
5,725	5.70%, 12/10/2049 Δ	5,364
1,770	6.09%, 12/10/2049 Δ	1,549
	Citigroup/Deutsche Bank Commercial
	Mortgage Trust
4,175	5.32%, 12/11/2049	4,167
3,780	5.36%, 01/15/2046 Δ	3,963
1,800	5.62%, 10/15/2048	1,902
4,010	5.89%, 11/15/2044	4,224
	Commercial Mortgage Pass-Through
	Certificates
3,840	4.72%, 03/10/2039	4,012
4,015	5.82%, 12/10/2049 Δ	4,262
	Countrywide Home Loans, Inc.
7,463	6.00%, 10/25/2037 ⌂	6,680
	Credit Suisse Mortgage Capital Certificates
5,347	5.31%, 12/15/2039	5,413
2,605	5.34%, 12/15/2039	2,155
	Credit-Based Asset Servicing and
	Securitization
665	0.60%, 05/25/2036 ■Δ	366
	Crest Clarendon Street
2,651	1.02%, 12/28/2017 ■Δ	2,478
	Daimler Chrysler Automotive Trust
781	4.71%, 09/10/2012 Δ	795
	Ford Credit Automotive Owner Trust
710	5.53%, 05/15/2016 ■	752
	GE Business Loan Trust
1,640	1.34%, 05/15/2034 ■Δ	574
	GE Capital Credit Card Master Note Trust
7,025	2.21%, 06/15/2016	7,113
2,655	3.69%, 07/15/2015	2,782
	Goldman Sachs Mortgage Securities Corp. II
3,535	5.56%, 11/10/2039	3,683
	Greenwich Capital Commercial Funding
	Corp.
6,630	4.80%, 08/10/2042	6,980
5,385	5.44%, 03/10/2039 Δ	5,528
8,409	5.89%, 07/10/2038 Δ	9,077
	JP Morgan Automotive Receivable Trust
385	12.85%, 03/15/2012 ⌂†	109
	JP Morgan Chase Commercial Mortgage
	Securities Corp.
2,036	4.72%, 01/15/2038	2,126
69,178	4.82%, 08/12/2037 ►	121
5,035	5.04%, 03/15/2046 Δ	5,407
1,570	5.32%, 12/15/2044 Δ	1,346
4,115	5.34%, 05/15/2047	4,223
1,740	5.40%, 05/15/2045	1,852
78,044	5.42%, 05/12/2045 ►	1,035
2,149	5.42%, 01/15/2049	2,152
4,900	5.43%, 12/12/2043	5,114
2,565	5.46%, 12/12/2043	2,272
4,650	5.47%, 04/15/2043 Δ	4,888
2,519	5.75%, 02/12/2049 Δ	2,078
1,691	5.86%, 06/12/2043 Δ	1,490
	LB-UBS Commercial Mortgage Trust
21,525	5.26%, 09/15/2039 ⌂►	364
1,470	5.42%, 02/15/2040 Δ	1,512
2,685	5.43%, 02/15/2040	2,715
	Lehman Brothers Small Balance Commercial
683	5.52%, 09/25/2030 ■	494
466	5.62%, 09/25/2036 ■	420
	Merrill Lynch Mortgage Trust
1,215	5.11%, 07/12/2038 Δ	1,148
3,326	5.83%, 06/12/2050 Δ	3,122
	Merrill Lynch/Countrywide Commercial
	Mortgage Trust
3,095	5.20%, 12/12/2049	2,687
1,487	5.24%, 12/12/2049	995
19,065	5.27%, 07/12/2046 ⌂►	423
3,830	5.38%, 08/12/2048	3,628
2,745	5.49%, 03/12/2051 Δ	2,678
	Morgan Stanley Capital I
4,160	4.70%, 07/15/2056	4,371
1,580	5.33%, 12/15/2043	1,640
	Morgan Stanley Dean Witter Capital I
2,620	8.05%, 08/25/2032 ⌂►†	–
	Morgan Stanley Reremic Trust
2,775	5.81%, 08/12/2045 ■Δ	2,369

1

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -
9.5% - (continued)
	Finance and Insurance - 9.5% - (continued)
	Nationstar Home Equity Loan Trust
$48	0.00%, 03/25/2037 ⌂●Δ	$–
	Popular ABS Mortgage Pass-Through Trust
559	4.75%, 12/25/2034	552
437	5.42%, 04/25/2035	309
	Renaissance Home Equity Loan Trust
611	5.36%, 05/25/2035	271
3,098	5.58%, 11/25/2036 Δ	2,415
	Residential Funding Mortgage Securities,
	Inc.
4,743	6.00%, 07/25/2037 ⌂	4,070
	Sovereign Commercial Mortgage Securities
5,355	5.79%, 07/22/2030 ■Δ	5,596
	Swift Master Automotive Receivables Trust
855	0.99%, 10/15/2012 Δ	853
	Wachovia Bank Commercial Mortgage Trust
5,430	5.34%, 12/15/2043 - 11/15/2048	4,998
	Wamu Commercial Mortgage Securities
	Trust
4,760	6.13%, 03/23/2045 ■ΔΨ	1,746
	Wells Fargo Alternative Loan Trust
3,292	6.25%, 11/25/2037 ⌂	2,702
		193,300
	Total asset & commercial mortgage backed
	securities
	(cost $182,812)	$193,300

CORPORATE BONDS: INVESTMENT GRADE - 24.5%
	Administrative Waste Management and Remediation -
	0.2%
	Brambles USA, Inc.
$2,370	3.95%, 04/01/2015 ■	$2,426
	Browning-Ferris Industries, Inc.
885	7.40%, 09/15/2035	1,059
		3,485
	Arts, Entertainment and Recreation - 1.0%
	DirecTV Holdings LLC
2,525	7.63%, 05/15/2016	2,803
	Grupo Televisa S.A.
4,064	6.63%, 01/15/2040	4,379
	NBC Universal, Inc.
3,655	3.65%, 04/30/2015 ■	3,813
2,075	5.15%, 04/30/2020 ■	2,206
3,165	6.40%, 04/30/2040 ■	3,480
	Time Warner Entertainment Co., L.P.
3,190	8.38%, 07/15/2033	4,067
		20,748
	Beverage and Tobacco Product Manufacturing - 0.5%
	Altria Group, Inc.
2,771	10.20%, 02/06/2039 ‡	3,914
	Anheuser-Busch Cos., Inc.
280	8.20%, 01/15/2039 ■	382
	Anheuser-Busch InBev N.V.
4,125	7.75%, 01/15/2019 ■	5,137
		9,433
	Chemical Manufacturing - 0.9%
	Dow Chemical Co.
5,675	8.55%, 05/15/2019	7,087
	Incitec Pivot Finance LLC
6,965	6.00%, 12/10/2019 ■	7,213
	Yara International ASA
2,775	7.88%, 06/11/2019 ■	3,338
		17,638
	Computer and Electronic Product Manufacturing - 0.1%
	Seagate Technology International
1,490	10.00%, 05/01/2014 ■	1,743

	Construction - 0.2%
	CRH America, Inc.
2,800	5.30%, 10/15/2013 ‡	3,006
1,520	8.13%, 07/15/2018 ‡	1,819
		4,825
	Electrical Equipment, Appliance Manufacturing - 0.2%
	General Electric Co.
4,620	5.00%, 02/01/2013	5,005

	Finance and Insurance - 8.5%
	American Express Centurion Bank
4,000	5.95%, 06/12/2017 ‡	4,415
	American Express Co.
2,547	5.50%, 04/16/2013 ‡	2,767
3,463	5.55%, 10/17/2012 ‡	3,737
	Amvescap plc
1,001	5.38%, 02/27/2013	1,047
	Army Hawaii Family Housing Trust
	Certificates
915	5.52%, 06/15/2050 ■	831
	BAE Systems Holdings, Inc.
4,894	5.20%, 08/15/2015 ■	5,294
	Bank of America Corp.
4,885	5.63%, 07/01/2020	5,040
2,630	7.38%, 05/15/2014 ‡	3,016
	Barclays Bank plc
4,490	5.00%, 09/22/2016 ‡	4,815
	CDP Financial, Inc.
4,620	3.00%, 11/25/2014 ■‡	4,718
3,760	4.40%, 11/25/2019 ■‡	3,918
	Citigroup, Inc.
3,885	2.13%, 04/30/2012	3,983
3,508	6.38%, 08/12/2014	3,816
1,588	8.13%, 07/15/2039	1,932
1,963	8.50%, 05/22/2019 ‡	2,386
	Comerica Capital Trust II
2,462	6.58%, 02/20/2037 Δ	2,265
	Corpoacion Andina De Fomento
1,805	3.75%, 01/15/2016	1,797
215	8.13%, 06/04/2019	267

2

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 24.5% - (continued)
	Finance and Insurance - 8.5% - (continued)
	First Union Capital I
$1,595	7.94%, 01/15/2027	$1,582
	General Electric Capital Corp.
3,740	5.63%, 05/01/2018	4,079
	Goldman Sachs Group, Inc.
4,629	3.70%, 08/01/2015	4,662
	Guardian Life Insurance Co.
2,643	7.38%, 09/30/2039 ■	3,028
	Jefferies Group, Inc.
3,183	8.50%, 07/15/2019	3,628
	JP Morgan Chase & Co.
4,365	4.40%, 07/22/2020	4,375
2,745	6.00%, 01/15/2018	3,098
	JP Morgan Chase Capital II
1,485	0.84%, 02/01/2027 ‡Δ	1,129
	JP Morgan Chase Capital XXV
1,520	6.80%, 10/01/2037	1,547
	Lloyds Banking Group plc
6,730	4.38%, 01/12/2015 ■	6,819
	Massachusetts Mutual Life Insurance Co.
1,652	8.88%, 06/01/2039 ■	2,179
	Mellon Capital IV
3,174	6.24%, 06/20/2012 ♠Δ	2,745
	Merrill Lynch & Co., Inc.
8,885	6.05%, 05/16/2016	9,333
	Metlife, Inc.
220	5.38%, 12/15/2012	237
	Metropolitan Life Global Funding I
4,290	0.79%, 03/15/2012 ■Δ	4,241
1,400	5.13%, 06/10/2014 ■	1,536
	Morgan Stanley
4,040	5.38%, 10/15/2015	4,270
3,300	6.25%, 08/28/2017	3,519
	Myriad International Holdings B.V.
1,500	6.38%, 07/28/2017 ■	1,541
	Nationwide Mutual Insurance Co.
2,650	9.38%, 08/15/2039 ■	3,016
	New York Life Global Funding
5,325	3.00%, 05/04/2015 ■	5,480
	New York Life Insurance Co.
3,766	6.75%, 11/15/2039 ■	4,462
	Northgroup Preferred Capital Corp.
2,685	6.38%, 10/15/2017 ■♠Δ	2,381
	Ohio National Financial Services, Inc.
2,899	6.38%, 04/30/2020 ■	3,059
	PNC Preferred Funding Trust II
5,200	6.11%, 03/15/2012 ■♠Δ	3,754
	Rabobank Netherlands
1,609	11.00%, 06/30/2019 ■♠	2,032
	Santander U.S. Debt S.A.
4,500	3.72%, 01/20/2015 ■	4,523
	Teachers Insurance & Annuity Association
2,658	6.85%, 12/16/2039 ■	3,121
	Temasek Financial I Ltd.
3,920	4.30%, 10/25/2019 ■	4,110
3,161	5.38%, 11/23/2039 ■	3,415
	UBS AG Stamford CT
2,205	4.88%, 08/04/2020	2,223
	Wells Fargo & Co.
1,358	3.63%, 04/15/2015	1,407
	Wells Fargo Bank NA
3,190	0.65%, 05/16/2016 Δ	2,932
5,375	4.75%, 02/09/2015	5,722
	ZFS Finance USA Trust I
939	6.50%, 05/09/2037 ■Δ	855
		172,084
	Food Manufacturing - 1.1%
	Kraft Foods, Inc.
10,380	4.13%, 02/09/2016	11,101
6,050	5.38%, 02/10/2020	6,618
	Wrigley Jr., William Co.
4,155	3.70%, 06/30/2014 ■	4,258
		21,977
	Foreign Governments - 0.3%
	Banco Nacional De Desenvolvimento
2,100	5.50%, 07/12/2020 ■	2,189
	Brazil (Republic of)
900	4.88%, 01/22/2021	932
1,070	8.00%, 01/15/2018	1,269
	South Africa (Republic of)
1,675	5.88%, 05/30/2022	1,847
		6,237
	Health Care and Social Assistance - 0.6%
	Covidien International Finance S.A.
1,925	4.20%, 06/15/2020	1,999
	CVS Caremark Corp.
874	6.30%, 06/01/2037 ‡Δ	804
	CVS Corp.
3,869	8.35%, 07/10/2031 ■	4,669
	Pfizer, Inc.
2,900	7.20%, 03/15/2039	3,893
		11,365
	Information - 2.5%
	America Movil S.A. de C.V.
2,400	5.00%, 03/30/2020 ■‡	2,552
4,600	6.13%, 03/30/2040 ■‡	4,969
	Cellco Partnership - Verizon Wireless
	Capital
3,108	8.50%, 11/15/2018	4,109
	Cingular Wireless Services, Inc.
4,780	8.75%, 03/01/2031 ‡	6,674
	Oracle Corp.
2,275	3.88%, 07/15/2020 ■	2,327
3,535	5.38%, 07/15/2040 ■	3,596
	Rogers Cable, Inc.
855	8.75%, 05/01/2032	1,104
	TCI Communications, Inc.
685	8.75%, 08/01/2015	854
	Telecom Italia Capital
2,054	7.18%, 06/18/2019	2,322
1,035	7.72%, 06/04/2038	1,154
	Telefonica Emisiones SAU
2,255	4.95%, 01/15/2015	2,427
3,225	5.13%, 04/27/2020	3,388
	Time Warner Cable, Inc.
4,064	3.50%, 02/01/2015	4,224
2,406	8.25%, 04/01/2019	3,022

3

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 24.5% - (continued)
	Information - 2.5% - (continued)
	Verizon Virginia, Inc.
$6,870	4.63%, 03/15/2013	$7,323
		50,045
	Management of Companies and Enterprises - 0.1%
	Votorantim Participacoes
2,700	6.75%, 04/05/2021 ■	2,761

	Mining - 2.0%
	Anglo American Capital plc
6,024	9.38%, 04/08/2014 - 04/08/2019 ■	7,408
	Anglogold Holdings plc
4,015	5.38%, 04/15/2020 ‡	4,168
945	6.50%, 04/15/2040	982
	Barrick Australia Finance
1,840	5.95%, 10/15/2039	1,989
	Barrick Gold Corp.
3,065	6.95%, 04/01/2019 ‡	3,770
	Cliff's Natural Resources, Inc.
2,690	5.90%, 03/15/2020	2,913
	Rio Tinto Finance USA Ltd.
6,775	5.88%, 07/15/2013	7,530
1,935	9.00%, 05/01/2019	2,590
	Southern Copper Corp.
2,050	5.38%, 04/16/2020	2,109
3,655	6.75%, 04/16/2040	3,840
	Teck Resources Ltd.
3,270	10.75%, 05/15/2019	4,084
		41,383
	Miscellaneous Manufacturing - 0.5%
	Meccanica Holdings USA, Inc.
6,023	6.25%, 07/15/2019 - 01/15/2040 ■	5,934
	Tyco International Ltd.
3,336	8.50%, 01/15/2019	4,359
		10,293
	Petroleum and Coal Products Manufacturing - 2.2%
	Canadian Natural Resources Ltd.
391	6.25%, 03/15/2038 ‡	437
2,625	6.50%, 02/15/2037 ‡	2,958
	Consumers Energy Co.
1,460	5.15%, 02/15/2017	1,586
2,240	6.70%, 09/15/2019	2,702
	Gazprom International S.A.
1,746	7.20%, 02/01/2020 §	1,852
	Motiva Enterprises LLC
3,245	5.75%, 01/15/2020 ■	3,657
3,129	6.85%, 01/15/2040 ■	3,710
	Nabors Industries, Inc.
2,712	9.25%, 01/15/2019	3,449
	Petrobras International Finance Co.
2,200	5.75%, 01/20/2020	2,339
2,175	6.88%, 01/20/2040	2,364
	Rowan Cos., Inc.
2,351	7.88%, 08/01/2019	2,623
	Sempra Energy
2,096	6.50%, 06/01/2016	2,455
3,413	9.80%, 02/15/2019	4,623
	TNK-BP Finance S.A.
1,100	6.63%, 03/20/2017 §	1,134
	Transocean, Inc.
4,790	1.50%, 12/15/2037 ۞	4,161
	Valero Energy Corp.
4,106	9.38%, 03/15/2019	5,216
		45,266
	Pipeline Transportation - 0.4%
	Enbridge Energy Partners
2,106	6.50%, 04/15/2018	2,443
	Enterprise Products Operating L.P.
3,330	5.20%, 09/01/2020	3,567
	TransCanada Pipelines Ltd.
1,769	7.25%, 08/15/2038	2,207
		8,217
	Primary Metal Manufacturing - 0.7%
	Alcoa, Inc.
6,191	5.95%, 02/01/2037 ‡	5,597
3,490	6.15%, 08/15/2020 ☼	3,537
	ArcelorMittal
1,660	6.13%, 06/01/2018	1,801
2,380	9.00%, 02/15/2015 ‡	2,866
		13,801
	Rail Transportation - 0.2%
	Norfolk Southern Corp.
4,225	5.75%, 04/01/2018	4,812

	Real Estate and Rental and Leasing - 0.4%
	COX Communications, Inc.
1,718	6.25%, 06/01/2018 ■	1,961
2,105	8.38%, 03/01/2039 ■	2,820
	ERAC USA Finance Co.
1,295	5.25%, 10/01/2020 ■	1,327
	US Bank Realty Corp.
1,800	6.09%, 01/15/2012 ■♠Δ	1,265
		7,373
	Retail Trade - 0.3%
	Ahold Lease USA, Inc.
4,693	8.62%, 01/02/2025 ‡	5,397

	Utilities - 1.6%
	Colbun S.A.
1,100	6.00%, 01/21/2020 ■	1,151
	Commonwealth Edison Co.
3,516	5.80%, 03/15/2018	4,043
	Detroit Edison Co.
565	6.13%, 10/01/2010	570
	Duke Energy Corp.
1,280	5.25%, 01/15/2018	1,456
3,002	7.00%, 11/15/2018	3,799
	Electricite de France
2,055	6.95%, 01/26/2039 ■	2,624
	Enel Finance International S.A.
1,878	6.00%, 10/07/2039 ■	1,936

4

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 24.5% - (continued)
	Utilities - 1.6% - (continued)
	Georgia Power Co.
$2,745	5.40%, 06/01/2040	$2,846
	Northeast Utilities
1,450	5.65%, 06/01/2013	1,573
	Northern States Power Co.
1,170	6.25%, 06/01/2036	1,404
	Pacific Gas & Electric Co.
1,655	5.63%, 11/30/2017	1,891
	Pacific Gas & Electric Energy Recovery
	Funding LLC
2,453	8.25%, 10/15/2018	3,180
	PSEG Power
1,287	5.00%, 04/01/2014	1,397
	Public Service Co. of Colorado
1,577	6.50%, 08/01/2038	1,952
	Virginia Electric & Power Co.
2,627	5.10%, 11/30/2012	2,864
		32,686
	Total corporate bonds: investment grade
	(cost $453,283)	$496,574

CORPORATE BONDS: NON-INVESTMENT GRADE - 7.2%
	Accommodation and Food Services - 0.3%
	Harrah's Operating Co., Inc.
$1,705	11.25%, 06/01/2017	$1,841
	MGM Mirage, Inc.
2,330	11.13%, 11/15/2017	2,645
1,390	11.38%, 03/01/2018 ■	1,314
	Wynn Las Vegas LLC
590	7.75%, 08/15/2020 ■☼	598
		6,398
	Arts, Entertainment and Recreation - 0.5%
	AMC Entertainment, Inc.
1,965	8.75%, 06/01/2019 ‡	2,063
	Fidelity National Information Services, Inc.
140	7.63%, 07/15/2017 ■	146
140	7.88%, 07/15/2020 ■	146
	McClatchy Co.
1,055	11.50%, 02/15/2017 ■	1,113
	TL Acquisitions, Inc.
1,770	10.50%, 01/15/2015 ■	1,713
	Universal City Development Partners Ltd.
1,108	8.88%, 11/15/2015 ■	1,141
	Virgin Media Finance plc
2,560	9.50%, 08/15/2016	2,880
	XM Satellite Radio, Inc.
565	13.00%, 08/01/2013 ■	640
		9,842
	Chemical Manufacturing - 0.2%
	Lyondell Chemical Co.
3,223	11.00%, 05/01/2018	3,469
	Computer and Electronic Product Manufacturing - 0.0%
	Sorenson Communications
863	10.50%, 02/01/2015 ■	436

	Finance and Insurance - 1.5%
	American General Finance Corp.
6,900	6.90%, 12/15/2017 ‡	5,882
	BAC Capital Trust XI
810	6.63%, 05/23/2036	767
	Bank of America Capital II
855	8.00%, 12/15/2026	868
	CIT Group, Inc.
5,460	7.00%, 05/01/2017 ‡	5,146
	Discover Financial Services, Inc.
2,600	10.25%, 07/15/2019	3,236
	Ford Motor Credit Co.
4,220	6.63%, 08/15/2017	4,189
	GMAC, Inc.
4,465	6.88%, 09/15/2011	4,554
	Liberty Mutual Group, Inc.
1,755	10.75%, 06/15/2058 ■	1,922
	SLM Corp.
4,410	8.00%, 03/25/2020	3,914
		30,478
	Food Manufacturing - 0.1%
	Smithfield Foods, Inc.
1,975	10.00%, 07/15/2014 ■	2,207

	Food Services - 0.0%
	Arcos Dorados S.A.
700	7.50%, 10/01/2019 ■	745

	Foreign Governments - 0.4%
	Colombia (Republic of)
1,450	7.38%, 03/18/2019	1,773
	El Salvador (Republic of)
960	7.65%, 06/15/2035 §	1,005
955	8.25%, 04/10/2032 §	1,034
	Indonesia (Republic of)
2,442	6.88%, 01/17/2018 §	2,857
	Philippines (Republic of)
580	6.38%, 10/23/2034	638
		7,307
	Health Care and Social Assistance - 0.4%
	Biomet, Inc.
1,175	10.38%, 10/15/2017	1,301
	HCA, Inc.
4,475	9.25%, 11/15/2016	4,833
	Rite Aid Corp.
2,455	9.50%, 06/15/2017	2,007
		8,141
	Information - 1.7%
	Charter Communications Holdings II LLC
2,550	13.50%, 11/30/2016 ‡	3,028
	Clearwire Corp.
2,050	12.00%, 12/01/2015 ■	2,142
	CSC Holdings LLC
1,490	8.50%, 04/15/2014 ‡	1,609
	Frontier Communications Corp.
1,665	8.25%, 05/01/2014	1,790
	GXS Worldwide, Inc.
940	9.75%, 06/15/2015 ■	902
	Intelsat Bermuda Ltd.
3,500	9.25%, 06/15/2016 ⌂	3,597

5

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 7.2% -
(continued)
	Information - 1.7% - (continued)
	Intelsat Corp.
$1,600	9.25%, 06/15/2016	$1,708
	Intelsat Intermediate Holdings Ltd.
1,030	9.50%, 02/01/2015	1,071
	Level 3 Financing, Inc.
2,200	10.00%, 02/01/2018	2,005
	Mobile Telesystems Finance S.A.
1,810	8.00%, 01/28/2012 §	1,912
	New Communications Holdings
1,300	8.25%, 04/15/2017 ■	1,388
	Qwest Corp.
2,060	7.20%, 11/10/2026	1,998
1,325	7.25%, 10/15/2035	1,279
	Sprint Capital Corp.
4,775	8.75%, 03/15/2032	4,841
	Videotron Ltee
1,345	9.13%, 04/15/2018	1,506
	Wind Acquisition Finance S.A.
1,770	11.75%, 07/15/2017 ■	1,880
	Windstream Corp.
1,705	8.63%, 08/01/2016	1,778
		34,434
	Machinery Manufacturing - 0.1%
	Case New Holland, Inc.
1,490	7.75%, 09/01/2013	1,568
	Goodman Global, Inc.
960	13.50%, 02/15/2016	1,057
		2,625
	Mining - 0.1%
	Consol Energy, Inc.
1,550	8.00%, 04/01/2017 ■	1,647
	Vedanta Resources plc
955	9.50%, 07/18/2018 §	1,046
		2,693
	Paper Manufacturing - 0.1%
	Georgia-Pacific LLC
1,390	8.25%, 05/01/2016 ■	1,508

	Petroleum and Coal Products Manufacturing - 0.3%
	Chesapeake Energy Corp.
1,430	9.50%, 02/15/2015 ‡	1,605
	Drummond Co., Inc.
680	7.38%, 02/15/2016	680
	Kazmunaigaz Finance Sub B.V.
1,515	8.38%, 07/02/2013 §	1,670
	Petrohawk Energy Corp.
1,485	7.88%, 06/01/2015	1,537
		5,492
	Pipeline Transportation - 0.1%
	Dynegy Holdings, Inc.
1,250	7.75%, 06/01/2019	875
	El Paso Corp.
1,725	7.00%, 06/15/2017	1,805
		2,680
	Professional, Scientific and Technical Services - 0.3%
	Affinion Group, Inc.
5,800	11.50%, 10/15/2015 ‡	6,133

	Real Estate and Rental and Leasing - 0.1%
	Hertz Corp.
1,955	8.88%, 01/01/2014	2,014

	Retail Trade - 0.4%
	Dollar General Corp.
1,817	10.63%, 07/15/2015	1,999
	Federated Retail Holdings, Inc.
2,040	5.90%, 12/01/2016	2,091
	Parkson Retail Group Ltd.
2,105	7.88%, 11/14/2011	2,187
	Supervalu, Inc.
1,850	8.00%, 05/01/2016	1,864
		8,141
	Utilities - 0.5%
	AES Corp.
2,185	8.00%, 10/15/2017 ‡	2,319
	AES El Salvador Trust
800	6.75%, 02/01/2016 §	748
	Calpine Corp.
1,480	7.25%, 10/15/2017 ■	1,476
	CenterPoint Energy, Inc.
2,775	6.85%, 06/01/2015 ‡	3,172
	Edison Mission Energy
930	7.00%, 05/15/2017	632
	NRG Energy, Inc.
1,870	8.50%, 06/15/2019	1,964
		10,311
	Wholesale Trade - 0.1%
	McJunkin Red Man Corp.
1,285	9.50%, 12/15/2016 ■	1,266
	Spectrum Brands, Inc.
760	9.50%, 06/15/2018 ■	802
		2,068
	Total corporate bonds: non-investment grade
	(cost $139,150)	$147,122

MUNICIPAL BONDS - 0.5%
	General Obligations - 0.1%
	Oregon School Boards Association, Taxable
	Pension
$1,250	4.76%, 06/30/2028	$1,148

	Utilities - Electric - 0.2%
	Georgia Municipal Elec Auth
4,510	6.64%, 04/01/2057	4,515

6

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 0.5% - (continued)
	Utilities - Water and Sewer - 0.2%
	San Francisco City & County Public Utilities
	Commission
$3,515	6.00%, 11/01/2040	$3,543

	Total municipal bonds
	(cost $9,304)	$9,206

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT
GRADE♦ - 0.1%
	Information - 0.1%
	WideOpenWest Finance LLC
$1,792	6.60%, 06/29/2015 ±	$1,570

	Total senior floating rate interests: non-
	investment grade
	(cost $1,759)	$1,570

U.S. GOVERNMENT AGENCIES - 29.1%
	Federal Home Loan Mortgage Corporation - 6.3%
$15,377	4.00%, 08/01/2025 ☼	$16,096
1,316	5.03%, 06/01/2035 Δ	1,396
4,528	5.34%, 08/01/2037 Δ	4,797
1,268	5.41%, 07/01/2036 Δ	1,353
4,497	5.43%, 01/01/2037 Δ	4,765
368	5.46%, 05/01/2036 Δ	393
29,739	5.50%, 02/01/2037 - 11/01/2038	32,056
40,585	6.00%, 01/01/2023 - 06/01/2038	44,220
18,809	6.00%, 05/15/2040 †☼	20,421
		125,497
	Federal National Mortgage Association - 10.3%
9,905	4.00%, 06/01/2025 ☼	10,376
26,196	4.50%, 08/01/2024 - 04/01/2025	27,808
315	4.64%, 06/01/2034 Δ	327
1,352	4.68%, 05/01/2035 - 09/01/2035 Δ	1,423
56,161	5.00%, 04/01/2018 - 09/01/2037 ☼	60,171
792	5.00%, 07/01/2035 Δ	846
2,670	5.18%, 02/01/2038 Δ	2,849
13,656	5.24%, 04/01/2038 Δ	14,574
84,714	5.50%, 01/01/2017 - 08/01/2040 ☼	91,406
3,286	6.00%, 03/01/2013 - 03/01/2033	3,626
655	7.00%, 10/01/2037	730
153	7.50%, 12/01/2029 - 09/01/2031	174
		214,310
	Government National Mortgage Association - 10.1%
114,976	4.50%, 02/20/2040 - 05/20/2040	121,239
67,270	5.00%, 06/15/2039 - 06/20/2040	72,460
5,700	5.50%, 05/15/2033 - 04/15/2038	6,222
1,640	6.50%, 09/15/2028 - 07/15/2032	1,843
		201,764
	Other Government Agencies - 2.4%
	Small Business Administration
	Participation Certificates:
5,500	3.80%, 07/01/2030	5,693
7,783	3.88%, 06/01/2030	8,098
9,025	4.11%, 05/01/2030	9,516
10,312	4.14%, 02/01/2030	10,875
7,080	4.19%, 03/01/2030	7,500
6,884	4.36%, 04/01/2030	7,357
		49,039

	Total U.S. government agencies
	(cost $566,033)	$590,610

U.S. GOVERNMENT SECURITIES - 22.9%
	U.S. Treasury Securities - 22.9%
	U.S. Treasury Bonds - 2.3%
$42,043	4.63%, 02/15/2040	$46,753

	U.S. Treasury Notes - 18.6%
140,860	1.00%, 10/31/2011	141,944
139,870	1.38%, 03/15/2012	142,001
18,122	1.88%, 06/30/2015	18,390
60,688	2.13%, 05/31/2015	62,380
11,524	3.50%, 05/15/2020	12,102
		376,817
	U.S. Treasury Strips - 2.0%
38,790	2.25%, 01/31/2015	40,193

		463,763

	Total U.S. government securities
	(cost $457,498)	$463,763

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
	Foreign Currency Option Contract - 0.0%
	AUD/USD/MXN Binary
2,350	Expiration: December, 2010 и	$8

	Future Option Contract - 0.0%
	5 Year U.S. Treasury Note
1	Expiration: September, 2010, Exercise Price:
	$120.00	199

	Total call options purchased
	(cost $422)	$207

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Foreign Currency Option Contract - 0.0%
	AUD/MXN Currency Swaption
24,413	Expiration: December, 2010, Exercise Price:
	10.50 (AUD/MXN)	$103

7

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Contracts			Market Value ╪
PUT OPTIONS PURCHASED - 0.0% - (continued)
	Future Option Contract - 0.0%
	10 Year U.S. Treasury Note
2	Expiration: August, 2010, Exercise Price:
	$116.00 Ø		$29
2	Expiration: August, 2010, Exercise Price:
	$121.50 Ø		189
			218
	Interest Rate Option Contract - 0.0%
	10 Year Swaption
104,000	Expiration: September, 2010, Exercise Rate:
	3.40% Ø		106
104,000	Expiration: September, 2010, Exercise Rate:
	3.90% Ø		2
			108
	Total put options purchased
	(cost $7,405)		$429

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 0.0%
	Automobiles & Components - 0.0%
–	Lear Corp. ●		$–

	Total common stocks
	(cost $–)		$–

PREFERRED STOCKS - 0.0%
	Automobiles & Components - 0.0%
–	Lear Corp. ۞		$–

	Banks - 0.0%
85	Federal Home Loan Mortgage Corp.		33
–	US Bancorp, 7.19%		368
			401
	Total preferred stocks
	(cost $2,472)		$401

	Total long-term investments
	(cost $1,841,999)		$1,927,850

SHORT-TERM INVESTMENTS - 10.5%
	Investment Pools and Funds - 0.0%
	JP Morgan U.S. Government Money
7	Market Fund		$7
	State Street Bank U.S. Government
–	Money Market Fund		–
	Wells Fargo Advantage Government
–	Money Market Fund		–
			7
	Repurchase Agreements - 5.7%
	BNP Paribas Securities Corp. Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $30,397, collateralized by U.S.
	Treasury Bond 4.50% - 6.25%, 2030 -
	2036, value of $31,456)
$30,396	0.19%, 7/30/2010		30,396
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $27,409,
	collateralized by U.S. Treasury Bond
	8.00%, 2021, U.S. Treasury Note 0.75%,
	2011, value of $27,957)
27,409	0.19%, 7/30/2010		27,409
	Goldman Sachs TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $20,000, collateralized by U.S.
	Treasury Bill 0.88% - 1.13%, 2010 - 2011,
	value of $20,400)
20,000	0.11%, 7/30/2010		20,000
	RBS Greenwich Capital Markets TriParty
	Joint Repurchase Agreement (maturing on
	08/02/2010 in the amount of $13,087,
	collateralized by U.S. Treasury Bill
	2.38%, 2010, value of $13,349)
13,087	0.20%, 7/30/2010		13,087
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $25,310,
	collateralized by U.S. Treasury Bill 0.17%
	- 0.32%, 2010 - 2011, value of $25,817)
25,310	0.19%, 7/30/2010		25,310
			116,202
	U.S. Treasury Bills - 4.8%
1,000	0.15%, 10/14/2010 □○		1,000
60,000	0.15%, 8/26/2010 ╦		59,994
35,000	0.17%, 8/5/2010 ○		34,999
			95,993

	Total short-term investments
	(cost $212,202)		$212,202

	Total investments
	(cost $2,054,201) ▲	105.5%	$2,140,052
	Other assets and liabilities	(5.5)%	(110,669)
	Total net assets	100.0%	$2,029,383

8

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.5% of total net assets at July 31, 2010.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $2,056,136 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$104,662
Unrealized Depreciation	(20,746)
Net Unrealized Appreciation	$83,916

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at July 31, 2010, was $21,994, which represents 1.08% of total net assets.

●
Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal. ‡ This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2010.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $211,615, which represents 10.43% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2010, these securities amounted to $13,258 or 0.65% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2010.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2010 was $108,561.

±	The interest rate disclosed for these securities represents the average coupon as of July 31, 2010.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

и
This security has exercise limitations. It can only be exercised on expiration date, provided that two conditions are met: the Australian Dollar exchange rate is less than 0.805 and the Mexican Peso exchange rate is less than 12.55. If these conditions are not met, the option can not be exercised.

♦
Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swaps.

9

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

□	Security pledged as initial margin deposit for open futures contracts at July 31, 2010.

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Month	Market Value ╪	Amount	(Depreciation)
5 Year U.S. Treasury Note	1,200	Short	Sep 2010	$143,794 $	142,570	$(1,224)
10 Year U.S. Treasury Note	47	Short	Sep 2010	$5,819 $	5,768	$(51)
U.S. Treasury Long Bond	87	Long	Sep 2010	$11,199 $	10,995	$204
						$(1,071)

*	The number of contracts does not omit 000's.

Ø	At July 31, 2010, the maximum delivery obligation of the open put options written is $428,734. Securities valued at $171 collateralized the open put options written as follows:

							Unrealized
		Exercise Price/	Expiration	Number of	Market	Premiums	Appreciation
Issuer	Option Type	Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
10 Year Swaption	Interest Rate	3.65%	09/14/2010	208,000,000	$34	$2,934	$2,900
10 Year U.S. Treasury Note	Future	$114.00	08/30/2010	1,858	29	924	895
10 Year U.S. Treasury Note	Future	$121.00	08/30/2010	1,730	108	1,271	1,163
					$171	$5,129	$4,958

*	The number of contracts does not omit 000's

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
10/2004	$9,017	Bear Stearns Commercial Mortgage Securities, Inc., 4.07%, 07/11/2042	$99
12/2004	$7,678	Bear Stearns Commercial Mortgage Securities, Inc., 4.12%, 11/11/2041	84
04/2006	$6,395	CBA Commercial Small Balance Commercial Mortgage, 5.03%, 07/25/2035 - 144A	–
04/2006 - 06/2007	$14,009	CBA Commercial Small Balance Commercial Mortgage, 5.21%, 06/25/2038 - 144A	–
08/2007	$7,463	Countrywide Home Loans, Inc., 6.00%, 10/25/2037	7,328
06/2006 - 06/2007	$3,500	Intelsat Bermuda Ltd., 9.25%, 06/15/2016	3,619
03/2007	$385	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	385
09/2006	$21,525	LB-UBS Commercial Mortgage Trust, 5.26%, 09/15/2039	350
09/2006	$19,065	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.27%, 07/12/2046	391
04/2005 - 08/2006	$2,620	Morgan Stanley Dean Witter Capital I, 8.05%, 08/25/2032 - Reg D	84
04/2007	$48	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 - 144A	48
06/2009	$4,743	Residential Funding Mortgage Securities, Inc., 6.00%, 07/25/2037	3,475
03/2008	$3,292	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	2,664

The aggregate value of these securities at July 31, 2010 was $19,637 which represents 0.97% of total net assets.

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Australian Dollar	Banc of America Securities	Sell	$20,980	$20,567	08/03/2010	$(413)
Australian Dollar	Bank of America Securities	Sell	20,138	19,883	08/13/2010	(255)
Australian Dollar	Barclays Capital	Buy	20,138	20,042	08/13/2010	96
Australian Dollar	Deutsche Bank Securities	Buy	20,980	20,451	08/03/2010	529
Australian Dollar	Morgan Stanley	Buy	22,345	21,234	09/17/2010	1,111
Australian Dollar	Morgan Stanley	Sell	22,345	20,823	09/17/2010	(1,522)
British Pound	JP Morgan Securities	Buy	43,773	42,440	08/11/2010	1,333
British Pound	JP Morgan Securities	Sell	43,773	42,126	08/11/2010	(1,647)
Euro	Banc of America Securities	Sell	21,501	20,377	08/06/2010	(1,124)

10

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Euro	Citigroup Global Markets	Sell	$20,588	$20,321	08/23/2010	$(267)
Euro	Citigroup Global Markets	Sell	9,715	10,069	08/11/2010	354
Euro	Deutsche Bank Securities	Sell	20,457	20,184	08/23/2010	(273)
Euro	Deutsche Bank Securities	Buy	21,501	20,721	08/06/2010	780
Euro	JP Morgan Securities	Buy	49,095	48,216	08/06/2010	879
Euro	JP Morgan Securities	Sell	20,210	21,019	08/11/2010	809
Euro	JP Morgan Securities	Buy	20,210	20,171	08/11/2010	39
Euro	JP Morgan Securities	Sell	39,094	36,855	08/06/2010	(2,239)
Euro	JP Morgan Securities	Sell	41,110	40,701	08/23/2010	(409)
Euro	Morgan Stanley	Buy	53,102	51,331	08/06/2010	1,771
Euro	Morgan Stanley	Buy	20,522	20,499	08/23/2010	23
Euro	Morgan Stanley	Sell	20,847	20,850	08/31/2010	3
Euro	Morgan Stanley	Sell	84,774	81,680	08/06/2010	(3,094)
Euro	Morgan Stanley	Buy	20,607	20,693	08/23/2010	(86)
Euro	Wells Fargo	Buy	64,843	62,397	08/06/2010	2,446
Euro	Wells Fargo	Buy	41,006	39,766	08/11/2010	1,240
Euro	Wells Fargo	Sell	29,014	30,393	08/11/2010	1,379
Euro	Wells Fargo	Sell	43,172	41,668	08/06/2010	(1,504)
Euro	Wells Fargo	Buy	20,848	20,851	08/23/2010	(3)
Euro	Wells Fargo	Sell	20,522	20,183	08/23/2010	(339)
Japanese Yen	Banc of America Securities	Buy	20,814	20,568	08/03/2010	246
Japanese Yen	Bank of America Securities	Buy	20,126	19,883	08/13/2010	243
Japanese Yen	Barlcays Capital	Sell	20,290	20,042	08/13/2010	(248)
Japanese Yen	Deutsche Bank Securities	Sell	20,674	20,452	08/03/2010	(222)
Japanese Yen	Morgan Stanley	Buy	21,106	20,851	08/31/2010	255
Japanese Yen	Wells Fargo	Sell	20,633	20,367	08/09/2010	(266)
Japanese Yen	Wells Fargo	Buy	20,633	20,323	08/09/2010	310
Mexican New Peso	Citigroup Global Markets	Buy	9,886	10,068	08/11/2010	(182)
Mexican New Peso	JP Morgan Securities	Buy	21,159	20,820	08/11/2010	339
Mexican New Peso	JP Morgan Securities	Sell	21,159	21,422	08/11/2010	263
Mexican New Peso	Morgan Stanley	Buy	20,973	20,823	09/17/2010	150
Mexican New Peso	Morgan Stanley	Sell	20,972	20,921	09/17/2010	(51)
Mexican New Peso	Wells Fargo	Sell	41,522	39,766	08/11/2010	(1,756)
Mexican New Peso	Wells Fargo	Buy	20,988	20,208	08/11/2010	780
Mexican Peso	Wells Fargo	Buy	10,648	10,185	08/11/2010	463
Swedish Krona	Morgan Stanley	Buy	20,717	20,210	08/06/2010	507
Swedish Krona	Morgan Stanley	Sell	20,717	19,562	08/06/2010	(1,155)
Swiss Franc	Wells Fargo	Buy	20,547	20,367	08/09/2010	180
Swiss Franc	Wells Fargo	Sell	20,547	20,140	08/09/2010	(407)
						$(934)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Credit Default Swap Agreements Outstanding at July 31, 2010

						Unrealized
		Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
JP Morgan Chase	CDX North American High Yield Index	Buy	5.00%	06/22/15	$51,285	$(1,271)
JP Morgan Chase	iTraxx Europe Index	Buy	1.00%	06/22/15	29,320	(208)
Union Bank of Switzerland AG	CDX North American High Yield Index	Buy	5.00%	06/22/15	10,500	(165)
						$(1,644)

11

The Hartford Total Return Bond Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Affiliated Investment Companies	$24,668	$24,668	$–	$–
Asset & Commercial Mortgage Backed Securities	193,300	–	182,944	10,356
Call Options Purchased	207	199	–	8
Common Stocks ‡	–	–	–	–
Corporate Bonds: Investment Grade	496,574	–	491,177	5,397
Corporate Bonds: Non-Investment Grade	147,122	–	143,653	3,469
Municipal Bonds	9,206	–	9,206	–
Preferred Stocks	401	33	368	–
Put Options Purchased	429	320	109	–
Senior Floating Rate Interests: Non-Investment Grade	1,570	–	1,570	–
U.S. Government Agencies	590,610	–	570,189	20,421
U.S. Government Securities	463,763	30,492	433,271	–
Short-Term Investments	212,202	7	212,195	–
Total	$2,140,052	$55,719	$2,044,682	$39,651
Forward Foreign Currency Contracts *	16,528	–	16,528	–
Futures *	204	204	–	–
Written Options *	4,958	2,058	2,900	–
Total	$21,690	$2,262	$19,428	$–
Liabilities:
Credit Default Swaps *	1,644	–	1,644	–
Forward Foreign Currency Contracts *	17,462	–	17,462	–
Futures *	1,275	1,275	–	–
Total	$20,381	$1,275	$19,106	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance as
	October	Gain	Appreciation		Net			Into	Out of	of July 31,
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3*	2010
Assets:
Asset & Commercial Mortgage
Backed Securities	$9,955	$(2,227)	$3,762	†	$(181)	$4,593	$(4,590)	$—	$(956)	$10,356
Corporate Bonds	7,762	(2)	(16	)‡	(24)	9,184	(294)	—	(7,744)	8,866
Options Purchased	—	—	(227	)§	—	235	—	—	—	8
U.S. Government Agencies	—	—	287	**	(4)	20,138	—	—	—	20,421
Total	$17,717	$(2,229)	$3,806		$(209)	$34,150	$(4,884)	$—	$(8,700)	$39,651

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $2,035.
‡	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $(16).
§	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $(227).
**	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $287.

12

The Hartford Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1%
	Automobiles & Components - 0.5%
187	Ford Motor Co. ●	$2,390
	Banks - 5.6%
156	PNC Financial Services Group, Inc.	9,253
541	Wells Fargo & Co.	14,991
		24,244
	Capital Goods - 10.4%
25	3M Co.	2,164
64	Boeing Co.	4,368
38	Cummins, Inc.	2,985
581	General Electric Co.	9,366
87	Illinois Tool Works, Inc.	3,789
198	Ingersoll-Rand plc	7,409
86	PACCAR, Inc.	3,941
223	Textron, Inc.	4,638
163	Tyco International Ltd.	6,243
		44,903
	Commercial & Professional Services - 1.0%
132	Waste Management, Inc.	4,485

	Consumer Durables & Apparel - 3.1%
47	Coach, Inc.	1,745
199	Mattel, Inc.	4,209
130	Stanley Black & Decker, Inc.	7,554
		13,508
	Diversified Financials - 9.5%
71	Ameriprise Financial, Inc.	2,989
522	Bank of America Corp.	7,334
176	Bank of New York Mellon Corp.	4,401
87	Credit Suisse Group ADR	3,947
51	Goldman Sachs Group, Inc.	7,752
361	JP Morgan Chase & Co.	14,538
		40,961
	Energy - 14.5%
31	Anadarko Petroleum Corp.	1,529
53	Apache Corp.	5,094
150	Baker Hughes, Inc.	7,255
160	Chevron Corp.	12,201
144	ConocoPhillips Holding Co.	7,974
34	EOG Resources, Inc.	3,286
105	Exxon Mobil Corp.	6,266
70	Hess Corp.	3,767
140	Marathon Oil Corp.	4,693
114	Occidental Petroleum Corp.	8,861
50	Southwestern Energy Co. ●	1,834
		62,760
	Food & Staples Retailing - 2.1%
152	CVS/Caremark Corp.	4,677
142	Sysco Corp.	4,392
		9,069
	Food, Beverage & Tobacco - 5.8%
198	Dean Foods Co. ●	2,263
68	General Mills, Inc.	2,312
180	Kraft Foods, Inc.	5,261
86	Molson Coors Brewing Co.	3,848
85	PepsiCo, Inc.	5,537
114	Philip Morris International, Inc.	5,803
		25,024
	Health Care Equipment & Services - 3.5%
89	Baxter International, Inc.	3,904
82	Covidien plc	3,042
177	UnitedHealth Group, Inc.	5,399
55	Zimmer Holdings, Inc. ●	2,893
		15,238
	Household & Personal Products - 0.6%
41	Kimberly-Clark Corp.	2,610

	Insurance - 6.8%
160	ACE Ltd.	8,472
111	Chubb Corp.	5,826
247	Marsh & McLennan Cos., Inc.	5,800
146	Principal Financial Group, Inc.	3,739
250	Unum Group	5,707
		29,544
	Materials - 5.1%
68	Agrium U.S., Inc.	4,259
54	Cliff's Natural Resources, Inc.	3,032
59	Dow Chemical Co.	1,615
119	E.I. DuPont de Nemours & Co.	4,836
73	Mosaic Co.	3,473
116	Rexam plc ADR	2,828
117	Steel Dynamics, Inc.	1,673
		21,716
	Media - 2.5%
245	CBS Corp. Class B	3,621
376	Comcast Corp. Class A	7,320
		10,941
	Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
84	Abbott Laboratories	4,128
95	Amgen, Inc. ●	5,175
82	Johnson & Johnson	4,752
170	Merck & Co., Inc.	5,844
532	Pfizer, Inc.	7,972
89	Teva Pharmaceutical Industries Ltd. ADR .	4,367
		32,238
	Retailing - 4.4%
156	Home Depot, Inc.	4,451
114	Kohl's Corp. ●	5,456
176	Staples, Inc.	3,586
107	Target Corp.	5,486
		18,979
	Semiconductors & Semiconductor Equipment - 3.7%
332	Intel Corp.	6,839
160	Maxim Integrated Products, Inc.	2,812
203	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR	2,046
181	Texas Instruments, Inc.	4,459
		16,156
	Software & Services - 1.4%
240	Microsoft Corp.	6,205

	Technology Hardware & Equipment - 3.6%
280	Cisco Systems, Inc. ●	6,462

1

The Hartford Value Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Technology Hardware & Equipment - 3.6% - (continued)
119	Hewlett-Packard Co.		$5,474
88	Qualcomm, Inc.		3,366
			15,302
	Telecommunication Services - 2.8%
472	AT&T, Inc.		12,240

	Utilities - 3.7%
112	Edison International		3,720
80	Entergy Corp.		6,193
42	NextEra Energy, Inc.		2,191
135	Northeast Utilities		3,750
			15,854
	Total common stocks
	(cost $398,454)		$424,367

	Total long-term investments
	(cost $398,454)		$424,367

SHORT-TERM INVESTMENTS - 2.8%
	Repurchase Agreements - 2.8%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $9,072,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $9,253)
$9,071	0.21%, 7/31/2010		$9,071
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $609, collateralized by FNMA
	2.91% - 4.50%, 2030 - 2040, value of $621)
609	0.21%, 7/31/2010		609
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $1,557,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $1,588)
1,557	0.21%, 7/31/2010		1,557
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$26, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $27)
26	0.19%, 7/31/2010		26
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $682, collateralized by FNMA
	3.50% - 4.00%, 2020 - 2040, value of $695)
682	0.21%, 7/31/2010		682
			11,945
	Total short-term investments
	(cost $11,945)		$11,945

	Total investments
	(cost $410,399) ▲	100.9%	$436,312
	Other assets and liabilities	(0.9)%	(3,888)
	Total net assets	100.0%	$432,424

2

The Hartford Value Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.4% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $413,550 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$42,821
Unrealized Depreciation	(20,059)
Net Unrealized Appreciation	$22,762

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$424,367	$424,367	$–	$–
Short-Term Investments	11,945	–	11,945	–
Total	$436,312	$424,367	$11,945	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

3

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: September 20, 2010	By: /s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 20, 2010	By: /s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
Its: President

Date: September 20, 2010	By: /s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer